Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.0%)
Australia (1.6%)
	BHP Group Ltd.	4,297,757	181,153
	Commonwealth Bank of Australia	1,416,291	177,043
	Westpac Banking Corp.	2,883,736	76,469
	National Australia Bank Ltd.	2,588,631	74,956
	ANZ Group Holdings Ltd.	2,535,516	66,266
	Wesfarmers Ltd.	954,004	59,754
	Macquarie Group Ltd.	291,352	51,720
	Rio Tinto Ltd.	325,963	38,849
	Woodside Energy Group Ltd.	1,627,453	38,090
	Goodman Group	1,743,287	36,293
	CSL Ltd.	417,061	36,059
	Woolworths Group Ltd.	1,057,395	29,507
	Transurban Group	2,766,534	28,730
	QBE Insurance Group Ltd.	1,305,686	22,647
	Aristocrat Leisure Ltd.	480,654	21,603
	Coles Group Ltd.	1,185,249	20,022
	Fortescue Ltd.	1,378,904	17,893
	Northern Star Resources Ltd.	1,194,297	16,552
	Brambles Ltd.	1,199,331	16,464
	Santos Ltd.	2,885,547	16,026
	Evolution Mining Ltd.	1,768,870	14,026
	Scentre Group	5,075,611	13,935
	Suncorp Group Ltd.	987,848	13,291
	Computershare Ltd. (XASX)	450,277	12,938
*	James Hardie Industries plc GDR	497,056	12,831
	South32 Ltd.	3,955,937	12,612
	Insurance Australia Group Ltd.	2,020,938	12,041
	Origin Energy Ltd.	1,536,042	11,589
	Washington H Soul Pattinson & Co. Ltd.	337,738	10,961
	Telstra Group Ltd.	3,028,220	10,691
	Sigma Healthcare Ltd.	4,149,138	8,556
	BlueScope Steel Ltd.	354,396	8,129
	Medibank Pvt Ltd.	2,184,959	7,920
*	PLS Group Ltd.	2,651,849	7,705
*	Lynas Rare Earths Ltd.	751,690	7,378
*	Xero Ltd.	143,586	7,169
	APA Group	986,706	7,058
	Lottery Corp. Ltd.	1,755,235	6,877
[1]	CAR Group Ltd.	369,362	6,744
*	NEXTDC Ltd.	694,857	6,536
	GPT Group	1,801,244	6,488
	Charter Hall Group	381,392	6,236
	ALS Ltd.	401,858	6,065
	ASX Ltd.	154,183	5,947
	Vicinity Ltd.	3,158,984	5,937
	Orica Ltd.	361,028	5,898
	Stockland	1,968,824	5,893
*	Mineral Resources Ltd.	140,453	5,708
	Sonic Healthcare Ltd.	366,154	5,604
	Ampol Ltd.	195,412	5,513
	Technology One Ltd.	246,955	5,386
*	Light & Wonder Inc. GDR	65,794	5,262
*	Sandfire Resources Ltd.	385,912	5,108
	Pro Medicus Ltd.	44,443	5,056
	JB Hi-Fi Ltd.	85,898	4,941
	Ramsay Health Care Ltd.	151,148	4,697
	SGH Ltd.	149,316	4,618
[1]	Cochlear Ltd.	54,701	4,584
	Bendigo & Adelaide Bank Ltd.	543,301	4,368
	REA Group Ltd.	37,168	4,198

		Shares	Market Value ($000)
	Dyno Nobel Ltd.	1,576,581	4,173
	WiseTech Global Ltd.	159,245	4,105
	Qantas Airways Ltd.	587,041	4,085
	Mirvac Group	3,141,993	3,941
	Perseus Mining Ltd.	1,105,619	3,785
	Aurizon Holdings Ltd.	1,284,005	3,776
	HUB24 Ltd.	62,423	3,717
*	Genesis Minerals Ltd.	880,830	3,529
	Dexus	820,588	3,446
	Ramelius Resources Ltd.	1,547,793	3,329
	Whitehaven Coal Ltd.	639,107	3,156
	Capricorn Metals Ltd.	343,839	3,048
	AMP Ltd.	2,003,600	3,019
	AGL Energy Ltd.	500,277	2,911
	Steadfast Group Ltd.	808,938	2,891
	Vault Minerals Ltd.	859,908	2,882
*	Greatland Resources Ltd.	412,065	2,849
	Cleanaway Waste Management Ltd.	1,718,668	2,822
	Downer EDI Ltd.	518,337	2,820
	SEEK Ltd.	270,153	2,787
	Worley Ltd.	374,878	2,783
	Endeavour Group Ltd.	1,133,733	2,767
[1]	a2 Milk Co. Ltd.	570,917	2,758
	Challenger Ltd.	390,255	2,682
	Regis Resources Ltd.	611,897	2,622
	Westgold Resources Ltd.	784,306	2,614
*	IGO Ltd.	541,057	2,604
*	Megaport Ltd.	196,296	2,509
	Codan Ltd.	87,728	2,464
	Ventia Services Group Pty Ltd.	588,591	2,400
	Sims Ltd.	133,067	2,377
	Ansell Ltd.	102,372	2,351
*	Telix Pharmaceuticals Ltd.	233,321	2,318
	Eagers Automotive Ltd.	139,779	2,298
*	Paladin Energy Ltd.	336,983	2,228
	Reece Ltd.	192,091	2,157
	AUB Group Ltd. (XASX)	108,591	2,116
	Bank of Queensland Ltd.	453,168	2,111
	Treasury Wine Estates Ltd.	600,849	2,078
*	Zip Co. Ltd.	1,046,179	1,873
[1]	Breville Group Ltd.	81,414	1,872
	Metcash Ltd.	867,885	1,853
	nib holdings Ltd.	337,049	1,774
[2]	Viva Energy Group Ltd.	847,361	1,704
*	Emerald Resources NL	436,776	1,639
	NRW Holdings Ltd.	331,598	1,624
	Chorus Ltd.	290,562	1,604
	Pinnacle Investment Management Group Ltd.	136,484	1,523
	Iluka Resources Ltd.	358,675	1,517
	Monadelphous Group Ltd.	73,857	1,512
*	Predictive Discovery Ltd.	3,250,413	1,508
	Netwealth Group Ltd.	99,338	1,499
	New Hope Corp. Ltd.	405,657	1,486
	Charter Hall Long Wale REIT	554,939	1,484
	Reliance Worldwide Corp. Ltd.	580,596	1,428
	Atlas Arteria Ltd.	399,187	1,410
	Region Group	811,977	1,358
	Yancoal Australia Ltd.	323,959	1,276
	Super Retail Group Ltd.	132,727	1,238
	BWP Property Group Ltd.	453,002	1,236
	HomeCo Daily Needs REIT	1,377,424	1,224
*	Neuren Pharmaceuticals Ltd.	95,718	1,207
	Harvey Norman Holdings Ltd.	349,024	1,202
*	Liontown Ltd.	1,759,769	1,190
	Lendlease Corp. Ltd.	557,921	1,183
[1]	Flight Centre Travel Group Ltd.	127,490	1,178
	Ingenia Communities Group	376,169	1,148
	TPG Telecom Ltd.	438,370	1,101
	SRG Global Ltd.	462,198	1,088
	Perenti Ltd.	732,187	1,086

		Shares	Market Value ($000)
	Tabcorp Holdings Ltd.	1,707,023	1,070
	Perpetual Ltd.	80,344	1,067
	Charter Hall Retail REIT	364,616	1,031
*,1	4DMedical Ltd.	401,324	1,021
*	Resolute Mining Ltd.	1,559,251	1,020
	Imdex Ltd.	390,922	1,010
*	Mesoblast Ltd.	701,866	1,007
	Centuria Industrial REIT	472,033	997
*	Nickel Industries Ltd.	1,736,795	990
	Magellan Financial Group Ltd.	144,159	965
*	Bellevue Gold Ltd.	1,091,353	956
	Deterra Royalties Ltd.	301,660	918
*,1	DroneShield Ltd.	766,441	913
	Data#3 Ltd.	131,578	903
	Dicker Data Ltd.	102,152	899
	Waypoint REIT Ltd.	512,665	896
*	Superloop Ltd.	394,740	885
[1]	Guzman y Gomez Ltd.	50,792	885
	SmartGroup Corp. Ltd.	98,004	883
	Orora Ltd.	861,243	879
	Bega Cheese Ltd.	203,972	871
	Helia Group Ltd.	236,438	832
*	Ora Banda Mining Ltd.	1,040,342	829
	Champion Iron Ltd.	335,486	798
	IRESS Ltd.	166,336	797
	ARB Corp. Ltd.	56,631	784
	Arena REIT	344,989	771
	Lovisa Holdings Ltd.	45,850	764
*	Catalyst Metals Ltd.	198,634	750
*	Develop Global Ltd.	218,818	743
	Elders Ltd.	186,006	734
	Centuria Capital Group (XASX)	708,830	727
	Nick Scali Ltd.	64,791	719
*	FireFly Metals Ltd.	582,795	710
	GrainCorp Ltd. Class A	179,959	706
	Karoon Energy Ltd.	559,674	694
	EVT Ltd.	76,887	691
	Service Stream Ltd.	403,873	690
	Generation Development Group Ltd.	238,028	679
*	Metals X Ltd.	611,317	676
	Beach Energy Ltd.	1,038,227	668
*	Alkane Resources Ltd.	715,298	667
	Premier Investments Ltd.	69,006	662
*	Austal Ltd.	258,006	651
*	Deep Yellow Ltd.	701,391	648
	Aspen Group Ltd.	180,388	644
	Amotiv Ltd.	129,735	640
	Credit Corp. Group Ltd.	64,358	623
	IPH Ltd.	202,558	592
	DigiCo Infrastructure REIT	332,364	592
*	Electro Optic Systems Holdings Ltd.	125,529	590
	Regis Healthcare Ltd.	132,471	579
	Nine Entertainment Co. Holdings Ltd.	858,041	577
*	Elevra Lithium Ltd.	110,319	577
	Domino's Pizza Enterprises Ltd.	43,578	567
	GQG Partners Inc. GDR	593,553	567
*	WEB Travel Group Ltd.	234,835	561
*	Nufarm Ltd.	266,751	561
	oOh!media Ltd.	514,049	561
*	SiteMinder Ltd.	236,952	559
	PWR Holdings Ltd.	79,549	555
	Inghams Group Ltd.	341,501	540
	Kingsgate Consolidated Ltd.	190,708	539
*	Nanosonics Ltd.	243,804	538
*	Silex Systems Ltd.	167,717	538
*	PEXA Group Ltd.	101,165	525
	Aussie Broadband Ltd.	157,532	525
*,1	Vulcan Energy Resources Ltd.	289,713	517
	Charter Hall Social Infrastructure REIT	281,974	510
	Collins Foods Ltd.	87,968	507

		Shares	Market Value ($000)
*	Judo Capital Holdings Ltd.	731,816	497
*	Weebit Nano Ltd.	162,931	494
	McMillan Shakespeare Ltd.	35,729	490
	Hansen Technologies Ltd.	153,057	456
	Ridley Corp. Ltd.	225,778	454
	Gemlife Communities Group	143,840	446
	Dexus Industria REIT	254,739	441
*,1	Catapult Sports Ltd.	186,382	439
	Maas Group Holdings Ltd.	125,697	439
*	IperionX Ltd.	199,409	424
*	Pantoro Gold Ltd.	290,581	417
	GWA Group Ltd.	239,328	402
*	Clarity Pharmaceuticals Ltd.	238,948	396
*,1	PolyNovo Ltd.	652,283	395
	Bravura Solutions Ltd.	220,350	393
	Rural Funds Trust	248,430	379
*	Virgin Australia Holdings Ltd.	194,763	379
	Cromwell Property Group	1,242,871	376
*	Arafura Rare Earths Ltd.	2,963,877	373
	L1 Group Ltd.	516,413	373
	Supply Network Ltd.	15,093	358
	GDI Property Group Partnership	793,163	354
	Integral Diagnostics Ltd.	239,484	353
*	Alpha HPA Ltd.	1,014,729	348
[1]	Clinuvel Pharmaceuticals Ltd.	54,142	345
	Kelsian Group Ltd.	110,932	345
	HMC Capital Ltd.	170,028	343
	Fleetpartners Group Ltd.	172,186	342
*	Macquarie Technology Group Ltd.	7,973	338
*	Core Lithium Ltd.	1,986,156	334
[1]	Jumbo Interactive Ltd.	64,635	329
	Redox Ltd.	124,986	322
	Regal Partners Ltd.	165,923	322
	MyState Ltd.	93,253	320
*	Tuas Ltd.	211,715	320
	Cedar Woods Properties Ltd.	64,868	319
	Growthpoint Properties Australia Ltd.	203,498	319
	Stanmore Resources Ltd.	197,115	319
	Centuria Office REIT	493,450	317
	Praemium Ltd.	609,493	310
*	WA1 Resources Ltd.	39,292	299
	Australian Clinical Labs Ltd.	177,982	298
	Storage King Group	309,567	280
	Solvar Ltd.	254,144	279
	MA Financial Group Ltd.	69,644	279
	IDP Education Ltd.	172,354	278
	Select Harvests Ltd.	92,487	272
*	St. Barbara Ltd.	834,899	266
*	Temple & Webster Group Ltd.	66,699	258
	Australian Finance Group Ltd.	232,382	257
	Navigator Global Investments Ltd. (XASX)	154,170	252
*	Aurelia Metals Ltd.	1,125,979	249
	Accent Group Ltd.	504,796	246
*,1	Lifestyle Communities Ltd.	65,814	235
*,3	Corporate Travel Management Ltd.	74,741	211
*,1	Boss Energy Ltd.	243,147	208
	EQT Holdings Ltd.	17,572	208
*	Amplitude Energy Ltd.	193,817	207
	Vulcan Steel Ltd.	55,546	205
	Australian Ethical Investment Ltd.	63,690	198
*	Omni Bridgeway Ltd.	181,427	193
*	Australian Agricultural Co. Ltd.	198,343	190
	Abacus Group	272,036	181
*	Tyro Payments Ltd.	293,049	173
	Kogan.com Ltd.	56,062	169
*	Emeco Holdings Ltd.	242,499	165
*	Fineos Corp. Ltd. GDR	118,340	162
*	Chalice Mining Ltd.	194,712	153
*	Gentrack Group Ltd.	68,741	147
*,1	Star Entertainment Group Ltd.	1,426,946	140

		Shares	Market Value ($000)
*	Wildcat Resources Ltd.	578,880	136
	Myer Holdings Ltd.	881,326	130
*	HealthCo REIT	246,383	129
*	29Metals Ltd. (XASX)	692,607	127
*	Nuix Ltd.	133,663	120
	Macmahon Holdings Ltd.	179,635	116
*	BrainChip Holdings Ltd.	1,191,962	109
	Bapcor Ltd.	316,801	98
*	Strike Energy Ltd.	1,411,792	98
*	Healius Ltd.	352,684	93
*	Minerals 260 Ltd.	217,861	90
*	Sunrise Energy Metals Ltd.	8,894	90
*	PYC Therapeutics Ltd.	74,470	89
*	Mayne Pharma Group Ltd.	45,285	85
*	ioneer Ltd.	1,046,875	85
*,3	AVZ Minerals Ltd.	1,098,794	77
*	Lindian Resources Ltd.	134,698	73
	Cuscal Ltd.	20,467	72
*	EQ Resources Ltd.	384,539	69
*	Artrya Ltd.	23,103	65
*	EML Payments Ltd.	279,646	64
*	Coast Entertainment Holdings Ltd.	176,320	64
*	Elsight Ltd.	15,618	62
*,1	Syrah Resources Ltd.	750,052	58
	Webjet Group Ltd.	205,031	58
*	Audinate Group Ltd.	38,055	51
	Southern Cross Electrical Engineering Ltd.	15,682	48
	GenusPlus Group Ltd.	7,847	48
*	Novonix Ltd.	445,314	45
	Tasmea Ltd.	7,617	45
	G8 Education Ltd.	359,410	38
*	Baby Bunting Group Ltd.	48,163	35
	Humm Group Ltd.	96,019	28
*,3	Firefinch Ltd.	519,107	7
*,3	ESG Minerals Ltd.	24,572	—
			1,565,843
Austria (0.1%)
	Erste Group Bank AG	246,183	32,182
[2]	BAWAG Group AG	72,238	14,650
	OMV AG	111,089	8,123
	Raiffeisen Bank International AG	102,147	7,013
	voestalpine AG	97,636	5,086
	ANDRITZ AG	50,721	4,778
	Verbund AG	55,195	3,789
*	AT&S Austria Technologie & Systemtechnik AG	20,401	3,124
	Vienna Insurance Group AG Wiener Versicherung Gruppe	29,781	2,441
[1]	Wienerberger AG	86,245	2,123
	Strabag SE Class BR	19,856	1,916
	UNIQA Insurance Group AG	90,996	1,894
	DO & Co. AG	6,653	1,554
	EVN AG	28,453	964
[1]	Oesterreichische Post AG	24,622	925
	Telekom Austria AG	56,863	666
	Porr AG	15,090	655
	Mayr Melnhof Karton AG	6,536	627
*	CPI Europe AG	34,139	612
	CA Immobilien Anlagen AG	19,397	542
	Palfinger AG	8,719	295
*,1	Lenzing AG	10,800	293
	SBO AG	8,243	280
	Agrana Beteiligungs AG	10,482	137
*,1	BAJAJ Mobility AG	5,580	131
			94,800
Belgium (0.3%)
	Anheuser-Busch InBev SA NV	803,931	69,825
*	Argenx SE	53,148	45,521
	KBC Group NV	196,908	28,327
	UCB SA	103,721	26,623
	Ageas SA	164,046	13,576

		Shares	Market Value ($000)
	Groupe Bruxelles Lambert NV	78,263	7,059
	Aedifica SA	73,630	5,954
	Elia Group SA	35,971	5,154
	Syensqo SA	56,891	5,061
	Ackermans & van Haaren NV	15,496	4,809
	Umicore SA	190,343	4,751
	Lotus Bakeries NV	328	4,207
	Financiere de Tubize SA	16,918	3,784
	Warehouses De Pauw CVA	146,759	3,777
	D'ieteren Group	15,476	3,194
	Sofina SA	10,599	3,004
	KBC Ancora	26,126	2,669
	Azelis Group NV	182,709	2,386
	Solvay SA	57,121	1,751
	CMB Tech NV	92,152	1,497
	Melexis NV	16,476	1,294
	Xior Student Housing NV	38,360	1,221
	Fagron	45,549	1,217
	Montea NV	14,925	1,170
	Gimv NV	19,069	982
	VGP NV	10,045	979
	Bekaert SA	20,649	949
	Colruyt Group NV	20,415	915
	Deme Group NV	4,279	816
	Shurgard Self Storage Ltd. (XBRU)	24,100	704
	Proximus SADP	89,316	661
	Retail Estates NV	8,422	640
	Kinepolis Group NV	8,060	376
	Barco NV	39,155	355
	Vastned NV	8,551	293
	Tessenderlo Group SA	11,558	285
*	bpost SA	44,296	77
			255,863
Brazil (0.3%)
	Vale SA	2,932,536	44,128
	Petroleo Brasileiro SA - Petrobras	2,583,433	24,993
	B3 SA - Brasil Bolsa Balcao	4,256,751	13,209
	Axia Energia SA	1,136,542	11,843
	WEG SA	1,224,760	11,404
	Banco BTG Pactual SA	981,724	11,000
	Cia de Saneamento Basico do Estado de Sao Paulo	1,856,772	10,146
	Embraer SA	560,400	9,606
	Ambev SA	2,983,792	9,412
*	PRIO SA	678,447	8,144
	Equatorial SA	925,973	7,062
	Vibra Energia SA	902,380	6,417
	Banco Do Brasil SA	1,368,240	5,763
	Itau Unibanco Holding SA ADR	677,807	5,734
	Localiza Rent a Car SA (BVMF)	724,180	5,373
	Cia Paranaense de Energia - Copel	1,753,604	5,130
	Suzano SA	536,815	4,587
[2]	Rede D'Or Sao Luiz SA	636,639	4,350
	BB Seguridade Participacoes SA	523,939	4,265
	Energisa SA	431,447	4,239
	Banco Bradesco SA	1,249,494	3,941
	Raia Drogasil SA	1,054,798	3,845
*	Eneva SA	740,702	3,844
	Telefonica Brasil SA	590,582	3,802
	Itau Unibanco Holding SA	415,011	3,737
	Petroleo Brasileiro SA - Petrobras ADR	216,610	3,715
	Ultrapar Participacoes SA	565,196	3,685
	Banco Bradesco SA ADR	979,393	3,536
	Rumo SA	1,203,116	3,427
	Motiva Infraestrutura de Mobilidade SA	940,834	2,739
	TOTVS SA	438,684	2,688
	Cia de Saneamento de Minas Gerais Copasa MG.	205,367	2,600
	Transmissora Alianca de Energia Eletrica SA	300,151	2,348
	Klabin SA	642,737	2,314
	Allos SA	419,466	2,242

		Shares	Market Value ($000)
	Kinea Rendimentos Imobiliarios FII (BVMF)	104,167	2,221
	MBRF Global Foods Co. SA	611,270	2,115
	Lojas Renner SA	765,233	2,053
	Engie Brasil Energia SA	343,002	2,016
	TIM SA	525,000	2,012
	Caixa Seguridade Participacoes SA	502,000	2,005
	Sendas Distribuidora SA	1,117,942	1,875
	Smartfit Escola de Ginastica e Danca SA (BVMF)	468,299	1,820
	Banco Santander Brasil SA	298,300	1,684
[1]	Ambev SA ADR	532,359	1,656
	Porto Seguro SA	147,044	1,587
	Alupar Investimento SA	238,855	1,537
	Kinea Indice de Precos FII	83,064	1,501
	CPFL Energia SA	163,800	1,491
	Multiplan Empreendimentos Imobiliarios SA	254,909	1,415
	FII BTLG	66,006	1,313
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	43,530	1,266
	Brava Energia	310,144	1,211
	Xp Malls Fdo Inv Imob Fii	58,153	1,202
	Maxi Renda FII (BVMF)	631,822	1,194
	Gerdau SA ADR	232,056	1,151
*	Natura Cosmeticos SA	691,263	1,143
	Hypera SA	240,323	1,008
*,1	Cosan SA ADR	312,444	1,006
	Iguatemi SA (BVMF)	181,100	887
	Kinea High Yield CRI - FII	43,936	867
*	Cosan SA	1,074,452	863
	Cia De Saneamento do Parana Sanepar	119,668	855
	Kinea Renda Imobiliaria FII	27,449	854
[2]	GPS Participacoes e Empreendimentos SA	359,235	831
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	195,298	823
	XP Log FII (BVMF)	43,547	798
	Fleury SA	220,636	746
	Bradsaude S A	230,543	724
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	27,756	686
	Trx Real Estate FII	37,047	666
	Cury Construtora e Incorporadora SA	112,100	665
	Vinci Shopping Centers FII (BVMF)	31,779	658
	Cogna Educacao SA	1,453,510	654
*	Auren Energia SA	298,420	646
	Fii UBS Br Receb Imob	39,231	619
	Capitania Securities II FII (BVMF)	416,346	618
*	Orizon Valorizacao de Residuos SA	43,597	606
	Direcional Engenharia SA	264,411	592
	Hedge Brasil Shopping FII (BVMF)	154,064	582
	JHSF Participacoes SA	253,747	554
	IRB Brasil Resseguros SA	45,622	505
*,2	Hapvida Participacoes e Investimentos SA	212,287	472
	Vivara Participacoes SA	107,400	470
	SLC Agricola SA	174,873	462
	Fras-Le SA	109,294	456
*	Dexco SA	443,072	446
	Cia Brasileira de Aluminio	199,422	436
	Cia Energetica de Minas Gerais	133,646	431
	EcoRodovias Infraestrutura e Logistica SA	311,753	426
	Construtora Tenda SA	67,588	404
	TIM SA ADR	19,532	374
	M Dias Branco SA	109,300	370
	Minerva SA	508,766	367
*	Cia Siderurgica Nacional SA	374,100	357
	C&A Modas SA	190,400	355
	Fundo De Investimento Imobiliario VBI Prime Properties	25,533	351
	LOG Commercial Properties e Participacoes SA	68,715	345
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	84,900	319
	Fundo De Investimento Imobiliario TG Ativo Real	31,384	314
	Mills Locacao Servicos e Logistica SA	100,894	313
	SIMPAR SA	204,861	312
*	MRV Engenharia e Participacoes SA	325,800	305
*	Hidrovias do Brasil SA (BVMF)	486,780	302
	CSN Mineracao SA	263,100	296

		Shares	Market Value ($000)
	Azzas 2154 SA	90,617	293
	Vulcabras SA	103,060	283
	Magazine Luiza SA	283,168	281
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	95,600	276
	YDUQS Participacoes SA	167,700	273
	Grupo SBF SA	143,509	268
	Sao Martinho SA	88,800	254
	Petroreconcavo SA	117,900	248
	Mahle-Metal Leve SA	38,600	243
	Tres Tentos Agroindustrial SA	98,400	229
	Maxi Renda FII	114,527	216
	Grupo Mateus SA	262,500	209
*	CVC Brasil Operadora e Agencia de Viagens SA	776,817	201
*	Log-in Logistica Intermodal SA	35,700	199
[2]	LWSA SA	252,037	185
	Iochpe Maxion SA	85,446	164
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA (BVMF)	248,665	164
	Ez Tec Empreendimentos e Participacoes SA	74,845	163
*	Tupy SA	48,400	150
	Grendene SA	177,800	132
*	Oncoclinicas do Brasil Servicos Medicos SA	801,100	87
*	Cia Siderurgica Nacional SA ADR	72,877	72
*	Banco ABC Brasil SA	2,465	12
	Movida Participacoes SA	800	1
			322,335
Canada (3.0%)
	Royal Bank of Canada	1,172,350	245,375
	Toronto-Dominion Bank	1,401,426	167,989
*	Shopify Inc. Class A	1,040,810	121,896
	Bank of Montreal	592,665	106,315
	Enbridge Inc.	1,830,911	99,627
	Canadian Imperial Bank of Commerce	784,917	92,968
	Bank of Nova Scotia	1,028,793	90,246
	Canadian Natural Resources Ltd.	1,738,493	82,817
	Brookfield Corp.	1,782,108	75,741
	Suncor Energy Inc.	1,023,665	68,743
	Canadian Pacific Kansas City Ltd.	763,180	67,790
	Agnico Eagle Mines Ltd.	433,362	62,915
	Manulife Financial Corp.	1,412,409	62,729
	Canadian National Railway Co.	469,566	59,707
	TC Energy Corp.	869,523	58,553
	National Bank of Canada	324,880	52,550
	Barrick Mining Corp. (XTSE)	1,420,570	52,137
	Wheaton Precious Metals Corp.	391,257	42,557
	Alimentation Couche-Tard Inc.	640,937	41,610
	Sun Life Financial Inc.	467,610	38,797
	Waste Connections Inc.	216,924	36,339
	Constellation Software Inc.	16,922	36,250
	Franco-Nevada Corp.	166,498	35,422
	Cenovus Energy Inc.	1,152,194	34,742
*	Celestica Inc.	97,312	32,200
	Cameco Corp.	371,937	32,098
	Power Corp. of Canada	461,280	31,523
	Dollarama Inc.	231,006	31,469
	Fairfax Financial Holdings Ltd.	18,017	30,172
	Intact Financial Corp.	151,356	29,718
	Nutrien Ltd.	414,306	28,597
	Pembina Pipeline Corp.	514,387	25,150
	Teck Resources Ltd. Class B	405,420	24,397
	Kinross Gold Corp.	1,037,151	23,912
	Fortis Inc. (XTSE)	409,164	23,292
	Loblaw Cos. Ltd.	481,203	22,590
	Restaurant Brands International Inc.	293,926	21,739
*	Bombardier Inc. Class B	76,279	18,377
*	First Quantum Minerals Ltd.	591,333	16,392
	Magna International Inc.	229,929	15,769
	Pan American Silver Corp.	360,222	15,510
	Brookfield Asset Management Ltd. Class A (XTSE)	318,664	15,414
	Imperial Oil Ltd.	115,723	15,004

		Shares	Market Value ($000)
	Tourmaline Oil Corp.	334,357	14,766
	Lundin Mining Corp.	590,153	14,612
	WSP Global Inc.	119,602	14,612
	RB Global Inc.	126,932	13,922
	Great-West Lifeco Inc.	209,721	13,904
	Emera Inc.	259,342	13,858
	Whitecap Resources Inc.	1,124,360	13,266
	CGI Inc.	174,921	12,804
	iA Financial Corp. Inc.	83,780	12,387
	Metro Inc.	185,929	12,359
	ARC Resources Ltd.	507,858	12,147
	Thomson Reuters Corp.	113,388	11,123
	Toromont Industries Ltd.	73,238	11,017
	Alamos Gold Inc. Class A	373,149	10,371
[2]	Hydro One Ltd.	245,193	10,215
	AltaGas Ltd.	250,370	9,962
	GFL Environmental Inc.	229,426	9,474
	George Weston Ltd.	124,506	9,305
	Keyera Corp.	216,845	9,213
	TMX Group Ltd.	245,661	8,979
	TFI International Inc.	65,494	8,848
	AtkinsRealis Group Inc.	142,638	8,841
	Hudbay Minerals Inc.	367,948	8,349
*	Aritzia Inc.	83,263	8,296
	Element Fleet Management Corp.	365,077	8,193
	Gildan Activewear Inc. (XTSE)	134,375	7,438
	Stantec Inc.	101,462	7,160
	Finning International Inc.	106,649	7,068
	PrairieSky Royalty Ltd.	284,730	7,042
*	CAE Inc.	262,457	6,770
	DPM Metals Inc.	188,737	6,635
	Capital Power Corp.	128,961	6,060
	South Bow Corp.	161,158	5,976
	First Majestic Silver Corp.	396,375	5,949
	Eldorado Gold Corp.	194,839	5,881
	OR Royalties Inc.	188,479	5,601
	Equinox Gold Corp.	623,652	5,588
	Canadian Tire Corp. Ltd. Class A	38,227	5,579
*	Descartes Systems Group Inc.	72,413	5,438
	Saputo Inc.	192,112	5,404
*	IAMGOLD Corp.	376,796	5,333
	Open Text Corp.	207,295	5,255
*	Capstone Copper Corp.	539,980	5,127
	BCE Inc.	231,178	5,015
	Topaz Energy Corp.	216,630	4,891
	FirstService Corp.	33,522	4,722
*	G Mining Ventures Corp.	153,643	4,683
*	NexGen Energy Ltd.	507,777	4,644
*	Ivanhoe Mines Ltd. Class A	641,781	4,610
	Freehold Royalties Ltd.	377,314	4,608
	Lundin Gold Inc.	81,198	4,546
*	SSR Mining Inc.	177,459	4,537
	Definity Financial Corp.	78,068	4,457
	OceanaGold Corp.	184,069	4,438
	RB Global Inc. (XTSE)	38,120	4,183
*	BlackBerry Ltd.	480,443	4,089
*	MDA Space Ltd.	132,428	4,009
	B2Gold Corp.	1,047,460	3,923
	Chartwell Retirement Residences	241,311	3,889
	Dream Industrial REIT	378,434	3,885
	Tamarack Valley Energy Ltd.	388,722	3,718
	Algonquin Power & Utilities Corp.	626,845	3,667
	Onex Corp.	47,707	3,653
	Colliers International Group Inc.	35,873	3,527
	TELUS Corp.	366,377	3,497
	IGM Financial Inc.	54,515	3,389
	Methanex Corp.	59,522	3,308
	Northland Power Inc.	206,531	3,215
	RioCan REIT	202,803	3,209
	Granite REIT	46,269	3,175

		Shares	Market Value ($000)
*	K92 Mining Inc.	194,612	3,128
	Gibson Energy Inc.	130,635	2,990
	Torex Gold Resources Inc.	76,838	2,957
*	Athabasca Oil Corp.	388,359	2,870
	Canadian Apartment Properties REIT	115,171	2,848
	Secure Waste Infrastructure Corp.	163,562	2,819
	Centerra Gold Inc.	163,945	2,818
	TransAlta Corp.	222,981	2,793
*	Discovery Mining Ltd.	433,208	2,704
*	Kinaxis Inc.	22,412	2,686
	Peyto Exploration & Development Corp.	144,358	2,650
	West Fraser Timber Co. Ltd.	40,007	2,591
	Brookfield Infrastructure Corp. Class A	58,306	2,465
	Boyd Group Services Inc.	23,413	2,420
	First Capital REIT	147,481	2,412
	Stella-Jones Inc.	43,456	2,397
	Baytex Energy Corp.	523,881	2,388
*	Montage Gold Corp.	206,308	2,334
*	Aya Gold & Silver Inc.	117,285	2,304
	Premium Brands Holdings Corp.	34,696	2,295
*	ERO Copper Corp.	83,167	2,233
*	Aris Mining Corp.	165,306	2,209
	Boralex Inc. Class A	83,289	2,203
	Orla Mining Ltd.	246,299	2,203
*	Skeena Resources Ltd.	81,743	2,169
	Linamar Corp.	29,104	2,146
*	Air Canada	117,954	2,135
*	Wesdome Gold Mines Ltd.	114,952	2,133
*	Denison Mines Corp.	752,481	2,120
	Enerflex Ltd.	92,413	2,058
	Exchange Income Corp.	22,520	2,017
*	NGEx Minerals Ltd.	112,656	2,013
*	Trekor Metals Ltd.	297,977	2,011
	Choice Properties REIT	176,120	2,005
*	Seabridge Gold Inc.	76,959	1,984
*	Fortuna Mining Corp.	232,723	1,961
	Brookfield Renewable Corp.	58,461	1,951
	EQB Inc.	19,062	1,932
*	Endeavour Silver Corp.	252,665	1,894
	Gildan Activewear Inc.	33,554	1,858
	Russel Metals Inc.	38,635	1,854
	Sprott Inc.	17,872	1,837
*	ATS Corp.	67,300	1,836
	SmartCentres REIT	86,955	1,833
	CES Energy Solutions Corp.	154,081	1,796
*	IAMGOLD Corp. (XTSE)	126,116	1,790
	Aecon Group Inc.	55,064	1,777
	BRP Inc.	28,388	1,754
	Quebecor Inc. Class B	37,749	1,747
	Brookfield Renewable Corp. (XTSE)	52,170	1,740
	Brookfield Infrastructure Corp. Class A (XTSE)	40,714	1,722
	Silvercorp Metals Inc.	182,438	1,696
	Badger Infrastructure Solutions Ltd.	25,920	1,643
	H&R REIT	205,511	1,616
*	Novagold Resources Inc.	276,647	1,610
	Headwater Exploration Inc.	167,904	1,587
	Strathcona Resources Ltd.	50,336	1,527
	Brookfield Business Corp. Class A	51,381	1,524
	Triple Flag Precious Metals Corp.	52,784	1,516
*	NFI Group Inc.	79,176	1,424
*	Allied Gold Corp.	78,033	1,416
	North West Co. Inc.	38,121	1,383
	Vermilion Energy Inc.	113,768	1,354
*	Bausch Health Cos. Inc.	190,882	1,314
	Maple Leaf Foods Inc.	63,015	1,286
	Primaris REIT	77,710	1,270
	Boardwalk REIT	26,719	1,263
*	International Petroleum Corp.	54,680	1,233
*	Perpetua Resources Corp.	65,759	1,209
	Parex Resources Inc.	69,503	1,204

		Shares	Market Value ($000)
	Killam Apartment REIT	88,081	1,168
	Paramount Resources Ltd. Class A	53,119	1,121
	Altus Group Ltd.	32,808	1,096
	Brookfield Wealth Solutions Ltd.	24,849	1,075
*,1	Southern Cross Gold Consolidated Ltd.	166,667	1,070
	Sienna Senior Living Inc.	67,196	1,068
	Crombie REIT	83,086	1,035
*	Advantage Energy Ltd.	126,313	991
[1]	TerraVest Industries Inc.	12,144	990
*	Trisura Group Ltd.	32,921	978
	Birchcliff Energy Ltd.	206,088	939
	Superior Plus Corp.	164,887	939
	Richelieu Hardware Ltd.	36,757	930
	Labrador Iron Ore Royalty Corp.	46,389	885
	Allied Properties REIT	124,952	875
*	Vizsla Silver Corp.	256,534	802
	Westshore Terminals Investment Corp.	27,042	774
	Pet Valu Holdings Ltd.	54,417	762
*	Lightspeed Commerce Inc.	70,871	715
	CT REIT	49,498	658
*	Americas Gold & Silver Corp.	163,553	622
*	Almonty Industries Inc.	51,237	567
	Winpak Ltd.	17,729	556
*	Canfor Corp.	50,260	538
[1]	goeasy Ltd.	13,111	445
	Brookfield Asset Management Ltd. Class A	9,189	445
	Cogeco Communications Inc.	8,044	339
	Enghouse Systems Ltd.	26,575	326
	Cargojet Inc.	4,459	269
	Bird Construction Inc.	5,098	243
*	Lunr Royalties Corp.	16,161	214
*	5N Plus Inc.	9,094	211
*	Lightspeed Commerce Inc. (XTSE)	20,113	203
	Extendicare Inc.	7,969	202
	Altius Minerals Corp.	4,481	185
	Leon's Furniture Ltd.	8,072	142
*	AbraSilver Resource Corp.	11,900	115
	Transcontinental Inc. Class A	23,899	91
*	Spartan Delta Corp.	10,700	91
*	Valor Gold Corp.	34,697	82
*	Snowline Gold Corp.	8,200	79
*	Bombardier Inc. Class A	299	73
	Hammond Power Solutions Inc.	300	54
			2,952,580
Chile (0.1%)
	Banco De Chile	36,566,346	7,618
	Falabella SA	1,055,790	7,059
	Latam Airlines Group SA	177,273,415	4,717
	Banco de Credito e Inversiones SA	61,535	4,428
	Banco Santander Chile	38,867,852	3,386
	Plaza SA	682,871	2,769
	Parque Arauco SA (XSGO)	594,308	2,520
	Latam Airlines Group SA ADR	45,309	2,391
	Empresas Copec SA	341,809	2,335
	Cencosud SA	1,032,754	2,171
	Enel Chile SA	19,938,431	1,758
	Enel Americas SA	16,239,650	1,537
	Quinenco SA	245,036	1,175
	Vina Concha y Toro SA	1,229,743	1,116
	Engie Energia Chile SA	531,991	1,054
	Colbun SA	6,996,921	1,046
	Sociedad Quimica y Minera de Chile SA ADR	14,220	954
	Banco Santander Chile ADR	27,100	938
	Banco Itau Chile SA	40,256	909
	Cencosud Shopping SA	351,384	882
	Empresas CMPC SA	774,977	879
	Cia Sud Americana de Vapores SA	14,217,448	734
	Cia Cervecerias Unidas SA	108,536	629
	Aguas Andinas SA Class A	1,718,996	628

		Shares	Market Value ($000)
	Inversiones La Construccion SA	26,443	617
	Salfacorp SA	412,409	541
	Ripley Corp. SA	1,109,496	456
	Veolia Inversiones Aguas del Gran Santiago Ltda	446,446	452
	Empresa Nacional de Telecomunicaciones SA	101,654	397
*	CAP SA	52,351	334
	SMU SA	2,436,207	334
	Enel Chile SA ADR	65,984	293
	SONDA SA (XSGO)	612,226	204
			57,261
China (2.7%)
	Tencent Holdings Ltd.	5,303,602	324,066
	Alibaba Group Holding Ltd.	15,525,120	236,500
	China Construction Bank Corp. Class H	74,691,026	87,644
	Industrial & Commercial Bank of China Ltd. Class H	67,475,245	64,546
*	PDD Holdings Inc. ADR	654,826	57,991
*,2	Meituan Class B	4,649,127	54,890
*,2	Xiaomi Corp. Class B	14,659,200	53,792
	NetEase Inc.	1,566,355	41,675
	Ping An Insurance Group Co. of China Ltd. Class H	5,555,966	41,507
	Bank of China Ltd. Class H	57,488,410	40,328
	BYD Co. Ltd. Class H	3,143,980	37,586
	JD.com Inc. Class A	2,076,312	34,155
*	Baidu Inc. Class A	1,838,704	25,471
*	Trip.com Group Ltd.	513,351	24,051
	China Life Insurance Co. Ltd. Class H	6,353,271	23,653
	Zijin Mining Group Co. Ltd. Class H	5,345,301	22,696
	PetroChina Co. Ltd. Class H	17,744,000	22,579
	Agricultural Bank of China Ltd. Class H	25,916,500	20,836
	China Merchants Bank Co. Ltd. Class H	3,206,398	20,803
*	BeOne Medicines Ltd. Class H	693,900	17,153
	China Shenhua Energy Co. Ltd. Class H	2,904,000	16,088
*,2	Wuxi Biologics Cayman Inc.	3,206,740	15,827
*,2	Innovent Biologics Inc.	1,414,941	15,624
	Contemporary Amperex Technology Co. Ltd. Class A	260,082	15,247
[2]	Kuaishou Technology	2,637,700	14,690
	Kweichow Moutai Co. Ltd. Class A	72,205	14,437
	Yum China Holdings Inc.	303,916	14,401
[1]	Contemporary Amperex Technology Co. Ltd. Class H	181,631	14,379
	Geely Automobile Holdings Ltd.	5,390,200	13,654
	PICC Property & Casualty Co. Ltd. Class H	6,116,330	12,765
[1,2]	Pop Mart International Group Ltd.	579,400	12,023
	ANTA Sports Products Ltd.	1,123,400	11,306
	China Resources Land Ltd.	2,601,409	11,006
	China Petroleum & Chemical Corp. Class H	19,327,337	10,922
	KE Holdings Inc. Class A	1,765,400	9,902
*,2	Hua Hong Grace Semiconductor Ltd.	606,084	9,877
	China Pacific Insurance Group Co. Ltd. Class H	2,377,000	9,278
	ZTO Express Cayman Inc.	383,400	9,175
[2]	Nongfu Spring Co. Ltd. Class H	1,643,000	9,150
	Zhongji Innolight Co. Ltd. Class A	67,000	8,922
	China Hongqiao Group Ltd.	2,804,500	8,825
*	XPeng Inc. Class A	1,227,128	7,960
*	NIO Inc. Class A	1,620,057	7,949
[1,2]	WuXi AppTec Co. Ltd. Class H	375,956	7,710
	H World Group Ltd.	1,792,870	7,617
	New Oriental Education & Technology Group Inc.	1,267,260	7,432
	CSPC Pharmaceutical Group Ltd.	6,666,000	7,292
	CMOC Group Ltd. Class H	3,333,000	7,183
*	Li Auto Inc. Class A	1,051,297	7,160
*,1,2	Akeso Inc.	597,000	7,153
	China CITIC Bank Corp. Ltd. Class H	7,191,525	7,091
	China Merchants Bank Co. Ltd. Class A	1,179,754	6,925
	Haier Smart Home Co. Ltd. Class H	2,368,600	6,828
	CITIC Ltd.	4,075,000	6,414
	Weichai Power Co. Ltd. Class H	1,516,400	6,340
	Yangzijiang Shipbuilding Holdings Ltd.	2,075,136	6,334
	China Yangtze Power Co. Ltd. Class A	1,462,294	6,304
*	J&T Global Express Ltd.	4,886,400	6,286

		Shares	Market Value ($000)
	Midea Group Co. Ltd. Class H	495,182	6,274
	Cambricon Technologies Corp. Ltd. Class A	36,857	6,030
	China Mengniu Dairy Co. Ltd.	2,469,236	5,958
[2]	Postal Savings Bank of China Co. Ltd. Class H	8,919,000	5,777
	Bank of Communications Co. Ltd. Class H	5,985,058	5,766
	Full Truck Alliance Co. Ltd. ADR	597,578	5,671
	Hygon Information Technology Co. Ltd. Class A	136,497	5,601
	Foxconn Industrial Internet Co. Ltd. Class A	665,900	5,590
	Sino Biopharmaceutical Ltd.	8,610,250	5,524
	China Overseas Land & Investment Ltd.	3,119,480	5,365
	Industrial & Commercial Bank of China Ltd. Class A	4,489,385	5,315
	Zijin Mining Group Co. Ltd. Class A	1,085,712	5,312
	Agricultural Bank of China Ltd. Class A	5,189,235	5,306
[2]	Guotai Haitong Securities Co. Ltd. Class H	2,679,226	5,105
	New China Life Insurance Co. Ltd. Class H	823,034	5,075
*,1	Horizon Robotics	7,629,000	5,064
	Kanzhun Ltd. ADR	308,401	5,021
	Ping An Insurance Group Co. of China Ltd. Class A	606,258	4,925
*,1,2	SenseTime Group Inc. Class B	26,433,000	4,897
	Eoptolink Technology Inc. Ltd. Class A	83,060	4,870
	People's Insurance Co. Group of China Ltd. Class H	6,953,000	4,834
[2]	China Tower Corp. Ltd. Class H	3,761,257	4,808
*	Bilibili Inc. Class Z	241,859	4,604
	BYD Co. Ltd. Class A	319,298	4,530
	China Gold International Resources Corp. Ltd.	195,200	4,407
	NAURA Technology Group Co. Ltd. Class A	42,880	4,356
*,2	JD Health International Inc.	857,361	4,314
	COSCO SHIPPING Holdings Co. Ltd. Class H	2,120,549	4,266
[2]	Hansoh Pharmaceutical Group Co. Ltd.	1,030,000	4,217
	CITIC Securities Co. Ltd. Class H	1,177,134	4,109
	China Resources Power Holdings Co. Ltd.	1,627,400	4,009
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class H	328,500	3,985
	Tencent Music Entertainment Group ADR	419,883	3,968
	Sunny Optical Technology Group Co. Ltd.	546,400	3,905
[2]	China International Capital Corp. Ltd. Class H	1,414,000	3,900
	Jiangxi Copper Co. Ltd. Class H	854,000	3,842
	Yankuang Energy Group Co. Ltd. Class H	2,485,600	3,784
	Sinotruk Hong Kong Ltd.	728,000	3,773
	China Resources Beer Holdings Co. Ltd.	1,237,181	3,733
	ENN Energy Holdings Ltd.	622,418	3,724
[1]	Kingboard Laminates Holdings Ltd.	984,358	3,667
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	482,000	3,645
	Industrial Bank Co. Ltd. Class A	1,300,700	3,641
	Luxshare Precision Industry Co. Ltd. Class A	424,069	3,614
	Zhaojin Mining Industry Co. Ltd. Class H	1,328,500	3,601
*	TAL Education Group ADR	286,006	3,575
	Li Ning Co. Ltd.	1,847,250	3,569
[2]	3SBio Inc.	1,606,000	3,430
	Hengan International Group Co. Ltd.	1,052,230	3,319
	Bank of Communications Co. Ltd. Class A	3,085,700	3,282
*,1	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H	53,200	3,271
	CITIC Securities Co. Ltd. Class A	776,354	3,268
	Aluminum Corp. of China Ltd. Class H	2,955,331	3,218
	China Galaxy Securities Co. Ltd. Class H	3,274,500	3,180
	China Taiping Insurance Holdings Co. Ltd.	1,117,259	3,135
	Advanced Micro-Fabrication Equipment Inc. Class A	60,879	3,097
	China Coal Energy Co. Ltd. Class H	2,187,000	2,998
	Kunlun Energy Co. Ltd.	3,194,000	2,954
[2]	CGN Power Co. Ltd. Class H	7,997,832	2,949
*,2	Zhejiang Leapmotor Technologies Ltd. Class H	575,600	2,938
	Kingsoft Corp. Ltd.	855,400	2,935
	Jiangsu Hengrui Medicine Co. Ltd. Class A	366,216	2,933
[2]	China Resources Mixc Lifestyle Services Ltd.	576,400	2,932
*,2	JD Logistics Inc.	1,522,427	2,919
	Tsingtao Brewery Co. Ltd. Class H	481,667	2,864
	China Minsheng Banking Corp. Ltd. Class H	6,071,012	2,809
*	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	110,150	2,795
*,1	UBTech Robotics Corp. Ltd. Class H	268,050	2,784
	China Gas Holdings Ltd.	3,547,074	2,767
	Vipshop Holdings Ltd. ADR	179,154	2,748

		Shares	Market Value ($000)
	CMOC Group Ltd. Class A	950,100	2,745
*,1	Gds Holdings Ltd. Class A	672,711	2,737
	East Money Information Co. Ltd. Class A	911,644	2,722
	PetroChina Co. Ltd. Class A	1,651,600	2,719
*,1	XtalPi Holdings Ltd.	3,047,000	2,659
	Shanghai Pudong Development Bank Co. Ltd. Class A	1,844,986	2,598
	Sinopharm Group Co. Ltd. Class H	1,149,000	2,548
*,1	Kingdee International Software Group Co. Ltd.	2,352,000	2,528
	WuXi AppTec Co. Ltd. Class A	132,584	2,522
	Wuliangye Yibin Co. Ltd. Class A	215,164	2,486
	China Shenhua Energy Co. Ltd. Class A	362,500	2,452
	Kingboard Holdings Ltd.	488,340	2,442
	Bank of China Ltd. Class A	2,702,900	2,427
	Guangdong Investment Ltd.	2,216,000	2,391
	Bosideng International Holdings Ltd.	3,754,000	2,366
	Huaneng Power International Inc. Class H	3,078,000	2,365
	Weichai Power Co. Ltd. Class A	570,100	2,361
*	Genscript Biotech Corp.	1,022,000	2,351
	Anhui Conch Cement Co. Ltd. Class H	987,000	2,325
	Tingyi Cayman Islands Holding Corp.	1,518,000	2,299
	Guotai Haitong Securities Co. Ltd. (XSSC)	841,138	2,285
	China Merchants Port Holdings Co. Ltd.	1,150,000	2,246
	Shengyi Technology Co. Ltd. Class A	142,700	2,231
	GF Securities Co. Ltd. Class H	1,016,229	2,216
*,1	Alibaba Health Information Technology Ltd.	4,810,000	2,208
	CRRC Corp. Ltd. Class H	3,274,000	2,197
[2]	Huatai Securities Co. Ltd. Class H	1,019,364	2,197
	Minth Group Ltd.	608,500	2,155
	GigaDevice Semiconductor Inc. Class A	38,451	2,149
	Caitong Securities Co. Ltd. Class A	1,710,968	2,123
*	WuXi XDC Cayman Inc.	321,000	2,117
	China CSSC Holdings Ltd. Class A	404,200	2,107
	Atour Lifestyle Holdings Ltd. ADR	60,672	2,083
	China Construction Bank Corp. Class A	1,276,600	2,052
	Great Wall Motor Co. Ltd. Class H	1,766,558	2,027
[1]	ZTE Corp. Class H	637,414	2,017
	Montage Technology Co. Ltd. Class A	65,484	1,985
	Hithink RoyalFlush Information Network Co. Ltd. Class A	56,774	1,977
	Wanhua Chemical Group Co. Ltd. Class A	177,500	1,957
[2]	Shandong Gold Mining Co. Ltd. Class H	757,550	1,955
	China Longyuan Power Group Corp. Ltd. Class H	2,656,000	1,954
	Inner Mongolia Yitai Coal Co. Ltd. Class B	676,904	1,950
	Tongcheng-Elong Holdings Ltd.	1,056,800	1,924
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	81,488	1,918
	Shaanxi Coal Industry Co. Ltd. Class A	521,100	1,913
	China Nonferrous Mining Corp. Ltd.	1,010,000	1,906
*,1	China Ruyi Holdings Ltd.	10,365,200	1,905
[2]	Haidilao International Holding Ltd.	1,254,000	1,897
	BYD Electronic International Co. Ltd.	631,500	1,891
	SDIC Capital Co. Ltd. Class A	1,940,067	1,875
	China Everbright Environment Group Ltd.	2,848,777	1,855
	TCL Electronics Holdings Ltd.	900,333	1,853
	Bank of Jiangsu Co. Ltd. Class A	1,057,400	1,853
*,1	Hesai Group	870,864	1,841
	Shennan Circuits Co. Ltd. Class A	40,162	1,832
	NARI Technology Co. Ltd. Class A	504,771	1,819
	Chaozhou Three-Circle Group Co. Ltd. Class A	111,000	1,818
	JOYY Inc. ADR	24,600	1,810
	Ping An Bank Co. Ltd. Class A	1,048,900	1,808
	Dongyue Group Ltd.	1,197,000	1,808
*,1,2	Remegen Co. Ltd. Class H	173,500	1,808
*,1	GCL Technology Holdings Ltd.	23,214,000	1,806
	Far East Horizon Ltd.	2,055,000	1,805
	Bank of Ningbo Co. Ltd. Class A	381,168	1,801
[1,2]	Smoore International Holdings Ltd.	1,529,000	1,795
	Sungrow Power Supply Co. Ltd. Class A	116,220	1,787
	WUS Printed Circuit Kunshan Co. Ltd. Class A	116,080	1,783
	Muyuan Foods Group Co. Ltd. Class A	306,148	1,780
[1]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	996,000	1,761
*,2	InnoCare Pharma Ltd. Class H	1,010,000	1,757

		Shares	Market Value ($000)
	BOE Technology Group Co. Ltd. Class A	2,153,500	1,753
[1]	Laopu Gold Co. Ltd. Class H	42,400	1,744
[2]	Ganfeng Lithium Group Co. Ltd. Class H	370,880	1,742
*,2	Keymed Biosciences Inc.	186,000	1,726
*,1	Zai Lab Ltd.	940,530	1,714
	Beijing Enterprises Holdings Ltd.	422,000	1,702
[1,2]	Longfor Group Holdings Ltd.	1,938,600	1,697
	Sany Heavy Industry Co. Ltd. Class H	630,000	1,694
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	2,226,197	1,692
[2]	Meitu Inc.	2,711,000	1,638
	China Medical System Holdings Ltd.	1,070,000	1,630
	Shenzhen International Holdings Ltd.	2,085,500	1,624
	Zhongtai Securities Co. Ltd. Class A	1,942,526	1,624
	COSCO SHIPPING Holdings Co. Ltd. Class A	700,600	1,621
	China National Nuclear Power Co. Ltd. Class A	1,199,300	1,609
*	Pony AI Inc. ADR	203,725	1,603
	Shenwan Hongyuan Group Co. Ltd. Class A	2,285,100	1,587
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	278,444	1,584
	SF Holding Co. Ltd. Class A	305,198	1,583
[1]	C&D International Investment Group Ltd.	808,000	1,583
	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,873,000	1,568
	Suzhou TFC Optical Communication Co. Ltd. Class A	61,997	1,564
[1,2]	Giant Biogene Holding Co. Ltd.	392,000	1,540
	China Resources Gas Group Ltd.	716,600	1,529
	China International Capital Corp. Ltd. Class A	291,498	1,525
	China Pacific Insurance Group Co. Ltd. Class A	317,888	1,521
	Huatai Securities Co. Ltd. Class A	523,200	1,520
	China Railway Group Ltd. Class H	3,290,000	1,515
	Piotech Inc. Class A	15,341	1,509
*	Kingsoft Cloud Holdings Ltd.	2,018,010	1,507
	Avary Holding Shenzhen Co. Ltd. Class A	124,198	1,499
	China Petroleum & Chemical Corp. Class A	1,916,180	1,497
	Nanjing Securities Co. Ltd. Class A	1,471,300	1,492
	Want Want China Holdings Ltd.	3,450,467	1,485
[1]	China State Construction International Holdings Ltd.	1,349,750	1,481
[1]	Lingbao Gold Group Co. Ltd. Class H	602,200	1,481
*	XD Inc.	242,400	1,472
	China State Construction Engineering Corp. Ltd. Class A	2,062,864	1,437
	China Merchants Securities Co. Ltd. Class A	547,100	1,425
	Ningxia Baofeng Energy Group Co. Ltd. Class A	412,880	1,422
	Founder Securities Co. Ltd. Class A	1,342,098	1,412
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	324,109	1,391
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	36,100	1,386
[1]	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class H	407,700	1,361
	Victory Giant Technology Huizhou Co. Ltd. Class A	48,200	1,360
	China Jushi Co. Ltd. Class A	243,130	1,359
[1]	China Cinda Asset Management Co. Ltd. Class H	10,682,000	1,351
*	Nine Dragons Paper Holdings Ltd.	1,396,000	1,345
	Zheshang Securities Co. Ltd. Class A	942,400	1,335
[2]	Yadea Group Holdings Ltd.	966,000	1,324
	China National Building Material Co. Ltd. Class H	2,782,312	1,321
	GF Securities Co. Ltd. Class A	413,975	1,309
	Shenzhen Longsys Electronics Co. Ltd. Class A	25,398	1,305
	Gree Electric Appliances Inc. of Zhuhai Class A	206,900	1,297
[2]	China Feihe Ltd.	3,089,000	1,297
*,1,2	China CITIC Financial Asset Management Co. Ltd. Class H	17,022,000	1,282
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	317,700	1,275
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	370,156	1,274
	Postal Savings Bank of China Co. Ltd. Class A	1,657,400	1,272
	China Oilfield Services Ltd. Class H	1,398,000	1,268
	Shenzhen Inovance Technology Co. Ltd. Class A	132,900	1,262
*,1,2	NetEase Cloud Music Inc.	76,950	1,254
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	66,524	1,253
	China Conch Venture Holdings Ltd.	1,108,498	1,245
	Country Garden Services Holdings Co. Ltd.	1,744,059	1,244
	Haitian International Holdings Ltd.	469,000	1,244
	Lens Technology Co. Ltd. Class A	266,700	1,244
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	76,872	1,236
	China Everbright Bank Co. Ltd. Class A	2,625,300	1,234
	Zhejiang Dahua Technology Co. Ltd. Class A	496,200	1,228

		Shares	Market Value ($000)
	Wanguo Gold Group Ltd.	903,500	1,215
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	205,700	1,212
	Fuyao Glass Industry Group Co. Ltd. Class A	136,800	1,209
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	787,600	1,208
	Sany Heavy Industry Co. Ltd. Class A	396,546	1,208
[1]	Guming Holdings Ltd.	405,200	1,208
	Bank of Nanjing Co. Ltd. Class A	697,000	1,201
*,1	InnoScience Suzhou Technology Holding Co. Ltd. Class H	240,000	1,193
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	835,856	1,183
	TravelSky Technology Ltd. Class H	1,071,000	1,181
	Hwatsing Technology Co. Ltd. Class A	30,899	1,176
	Baoshan Iron & Steel Co. Ltd. Class A	1,292,700	1,174
	Harbin Electric Co. Ltd. Class H	584,000	1,174
	GD Power Development Co. Ltd. Class A	1,551,999	1,169
	CRRC Corp. Ltd. Class A	1,274,100	1,163
[1]	China Power International Development Ltd.	3,208,851	1,161
	Zhejiang Expressway Co. Ltd. Class H	1,304,440	1,155
*,2	Mobvista Inc.	806,000	1,150
*	Accelink Technologies Co. Ltd. Class A	47,900	1,145
	China Merchants Energy Shipping Co. Ltd. Class A	460,600	1,142
[1]	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H	156,400	1,140
	Zangge Mining Co. Ltd. Class A	95,299	1,135
	Autohome Inc. ADR	48,857	1,134
*	Suzhou Centec Communications Co. Ltd. Class A	22,482	1,133
	Chifeng Jilong Gold Mining Group Ltd. Class A	190,700	1,123
	RLX Technology Inc. ADR	555,882	1,123
	Yuanjie Semiconductor Technology Co. Ltd. Class A	6,967	1,123
	MINISO Group Holding Ltd.	342,336	1,118
	Bank of Shanghai Co. Ltd. Class A	794,237	1,112
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	55,600	1,109
	CSC Financial Co. Ltd. Class A	290,300	1,109
	Aluminum Corp. of China Ltd. Class A	776,800	1,105
	JCET Group Co. Ltd. Class A	112,900	1,096
*	Fosun International Ltd.	1,804,964	1,094
[1]	Xinyi Solar Holdings Ltd.	3,870,200	1,086
[1]	China Everbright Bank Co. Ltd. Class H	2,639,000	1,073
	TCL Technology Group Corp. Class A	1,517,220	1,062
*	Qinghai Salt Lake Industry Co. Ltd. Class A	262,498	1,060
	Sunshine Insurance Group Co. Ltd. Class H	2,264,000	1,060
*,1	WeRide Inc. ADR	182,113	1,060
	Qfin Holdings Inc. ADR	75,963	1,054
	Chongqing Polycomp International Corp. Class A	223,000	1,054
*	Skyverse Technology Co. Ltd. Class A	20,434	1,047
	China CITIC Bank Corp. Ltd. Class A	900,400	1,043
	Hengtong Optic-electric Co. Ltd. Class A	148,300	1,040
	China United Network Communications Ltd. Class A	1,572,600	1,039
*,1	Phancy Group Co. Ltd. Class H	277,300	1,038
	SDIC Power Holdings Co. Ltd. Class A	458,295	1,036
	Orient Securities Co. Ltd. Class A	749,308	1,020
	ZTE Corp. Class A	203,298	1,018
	China Minsheng Banking Corp. Ltd. Class A	1,897,900	1,018
	Luzhou Laojiao Co. Ltd. Class A	75,000	1,010
	New China Life Insurance Co. Ltd. Class A	107,800	1,007
	TBEA Co. Ltd. Class A	324,650	1,007
	Jiangsu Expressway Co. Ltd. Class H	808,000	999
[1]	Chinasoft International Ltd.	1,984,000	998
	Yankuang Energy Group Co. Ltd. Class A	332,485	995
	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class A	24,600	983
[1]	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	1,013,580	979
*,1	Mixue Group Class H	33,800	978
[2]	Simcere Pharmaceutical Group Ltd.	617,000	971
	Hello Group Inc. ADR	160,686	963
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	522,600	957
	China Three Gorges Renewables Group Co. Ltd. Class A	1,649,000	953
[2]	CSC Financial Co. Ltd. Class H	633,000	952
*,2	East Buy Holding Ltd.	345,500	945
	Haier Smart Home Co. Ltd. Class A	275,000	944
*	SAIC Motor Corp. Ltd. Class A	558,499	937
[1]	GigaDevice Semiconductor Inc. Class H	16,100	931
[2]	China Resources Pharmaceutical Group Ltd.	1,501,500	929

		Shares	Market Value ($000)
	China Tourism Group Duty Free Corp. Ltd. Class A	107,768	928
	Uni-President China Holdings Ltd.	960,800	924
	China Reinsurance Group Corp. Class H	5,285,000	924
	China Galaxy Securities Co. Ltd. Class A	491,100	919
	Sharetronic Data Technology Co. Ltd. Class A	28,756	917
*	Hua Hong Grace Semiconductor Ltd. Class A	25,939	912
	XCMG Construction Machinery Co. Ltd. Class A	686,400	911
	Beijing Enterprises Water Group Ltd.	3,085,015	908
	Bank of Hangzhou Co. Ltd. Class A	370,600	904
	Biwin Storage Technology Co. Ltd. Class A	27,073	903
	Range Intelligent Computing Technology Group Co. Ltd. Class A	96,299	902
	Yihai International Holding Ltd.	454,000	900
	Hgtech Co. Ltd. Class A	63,900	899
	Beijing Kingsoft Office Software Inc. Class A	22,327	895
	China Tungsten & Hightech Materials Co. Ltd. Class A	121,230	889
	Aier Eye Hospital Group Co. Ltd. Class A	660,228	888
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	2,671,700	883
	Bank of Beijing Co. Ltd. Class A	1,140,800	883
*,2	Ascentage Pharma Group International	204,400	881
	Shanghai United Imaging Healthcare Co. Ltd. Class A	51,371	880
*,1	RoboSense Technology Co. Ltd.	289,900	879
	Sinolink Securities Co. Ltd. Class A	676,100	876
	China Jinmao Holdings Group Ltd.	4,978,000	875
	Dongfang Electric Corp. Ltd. Class H	317,400	870
	Beijing Tong Ren Tang Co. Ltd. Class A	222,465	868
*,2	Ping An Healthcare & Technology Co. Ltd.	866,427	865
	Eve Energy Co. Ltd. Class A	107,605	865
	Huadian Power International Corp. Ltd. Class H	1,628,000	863
	Great Wall Motor Co. Ltd. Class A	342,931	854
	Shanghai Electric Group Co. Ltd. Class A	834,200	853
	CGN Power Co. Ltd. Class A	1,393,000	852
	Jiangsu Zhongtian Technology Co. Ltd. Class A	201,600	849
[2]	Pharmaron Beijing Co. Ltd. Class H	289,723	848
	TongFu Microelectronics Co. Ltd. Class A	100,500	845
	ACM Research Shanghai Inc. Class A	21,010	843
*	Zhongjin Gold Corp. Ltd. Class A	246,000	841
	Wasion Holdings Ltd.	370,000	833
	China Communications Services Corp. Ltd. Class H	1,526,000	831
	Ningbo Deye Technology Corp. Class A	68,097	826
*	Air China Ltd. Class H	1,520,000	824
*	Shanghai MicroPort MedBot Group Co. Ltd. Class H	311,000	823
	Daqin Railway Co. Ltd. Class A	1,110,800	818
	Ganfeng Lithium Co. Ltd. Class A	110,780	816
	Huaqin Co. Ltd. Class A	67,340	810
	Satellite Chemical Co. Ltd. Class A	215,687	809
	Shanghai Electric Group Co. Ltd. Class H	1,970,000	808
	Huaxia Bank Co. Ltd. Class A	778,300	804
	Huaneng Power International Inc. Class A	753,800	803
	Sany Heavy Equipment International Holdings Co. Ltd.	843,000	799
[2]	Genertec Universal Medical Group Co. Ltd.	1,280,500	796
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	1,237,500	796
	Datang International Power Generation Co. Ltd. Class H	2,468,000	794
	Seres Group Co. Ltd. Class A	86,000	794
	Western Mining Co. Ltd. Class A	138,200	787
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	27,642	787
	Dongxing Securities Co. Ltd. Class A	383,000	784
	Shandong Gold Mining Co. Ltd. Class A	187,177	784
*	Tianqi Lithium Corp. Class A (XSHE)	115,848	779
*,1	Microport Scientific Corp.	903,752	775
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	369,139	774
	Zhejiang Juhua Co. Ltd. Class A	132,400	774
	SF Holding Co. Ltd. Class H	179,600	774
	China Zheshang Bank Co. Ltd. Class H	2,537,000	773
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,803,600	772
	Han's Laser Technology Industry Group Co. Ltd. Class A	60,697	761
	AviChina Industry & Technology Co. Ltd. Class H	1,980,000	761
	Tongling Nonferrous Metals Group Co. Ltd. Class A	824,400	761
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	190,500	761
*,1,2	China Literature Ltd.	290,200	749
	Hisense Home Appliances Group Co. Ltd. Class H	250,000	749

		Shares	Market Value ($000)
	Yunnan Aluminium Co. Ltd. Class A	189,200	748
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	13,060	748
	Henan Shuanghui Investment & Development Co. Ltd. Class A	193,778	746
	IEIT Systems Co. Ltd. Class A	70,412	746
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	132,410	736
	Sinotrans Ltd. Class H	1,224,000	736
	OmniVision Integrated Circuits Group Inc.	55,885	733
*	China Southern Airlines Co. Ltd. Class A	940,300	732
	Dongfang Electric Corp. Ltd. Class A	195,900	729
*	Sanan Optoelectronics Co. Ltd. Class A	398,900	724
	Jiangsu Yoke Technology Co. Ltd. Class A	36,390	721
	People's Insurance Co. Group of China Ltd. Class A	661,000	721
*	Liaoning Cheng Da Co. Ltd. Class A	446,900	720
	Xiamen Tungsten Co. Ltd. Class A	103,500	720
*,2	CALB Group Co. Ltd. Class H	332,700	718
	Yunnan Baiyao Group Co. Ltd. Class A	91,400	716
	Suzhou Good-Ark Electronics Co. Ltd. Class A	544,100	714
	BOE Technology Group Co. Ltd. Class B	1,145,300	713
[1]	Lens Technology Co. Ltd. Class H	271,200	711
*	Nexchip Semiconductor Corp. Class A	129,212	710
	Zhejiang NHU Co. Ltd. Class A	159,476	709
	Jiangxi Copper Co. Ltd. Class A	110,200	709
	China Resources Microelectronics Ltd. Class A	88,145	708
	China Railway Group Ltd. Class A	1,031,100	704
*	Pacific Securities Co. Ltd. Class A	1,363,900	700
*,1	Greentown China Holdings Ltd.	768,879	698
	Sinopec Engineering Group Co. Ltd. Class H	1,002,135	694
[2]	China Railway Signal & Communication Corp. Ltd. Class H	1,617,500	694
	Unisplendour Corp. Ltd. Class A	133,940	691
[1]	Shanghai Conant Optical Co. Ltd. Class H	170,900	689
	China Energy Engineering Corp. Ltd. Class A (XSSC)	1,786,300	688
[2]	Legend Holdings Corp. Class H	410,000	686
	Brilliance China Automotive Holdings Ltd.	2,620,000	685
	Power Construction Corp. of China Ltd. Class A	945,600	685
	Everbright Securities Co. Ltd. Class A	312,300	685
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	12,984	685
	Guizhou Tyre Co. Ltd. Class A	1,055,800	684
	Shengyi Electronics Co. Ltd. Class A	48,867	683
	AVICOPTER plc Class A	171,100	681
	Grace Fabric Technology Co. Ltd. Class A	35,900	681
*	LONGi Green Energy Technology Co. Ltd. Class A	352,877	679
	Eastroc Beverage Group Co. Ltd. Class A	33,722	679
*	Guangdong HEC Technology Holding Co. Ltd. Class A	159,600	672
	Goldwind Science & Technology Co. Ltd. Class A	246,900	671
	Guosen Securities Co. Ltd. Class A	438,755	670
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	219,000	667
	Iflytek Co. Ltd. Class A	106,800	667
	Goldwind Science & Technology Co. Ltd. Class H	535,565	665
	Ningbo Tuopu Group Co. Ltd. Class A	94,950	655
*,1	Shanghai Iluvatar CoreX Semiconductor Co. Ltd. Class H	12,200	654
	Sichuan Chuantou Energy Co. Ltd. Class A	278,700	653
*,1	Shenzhen Dobot Corp. Ltd. Class H	208,400	653
	Industrial Securities Co. Ltd. Class A	727,350	651
*,1	Sunac China Holdings Ltd.	9,238,000	649
	Hengyi Petrochemical Co. Ltd. Class A	272,500	649
	RoboTechnik Intelligent Technology Co. Ltd. Class A	10,500	646
	Bank of Chongqing Co. Ltd. Class H	591,500	645
[1]	Mao Geping Cosmetics Co. Ltd. Class H	86,100	645
	Bank of Chengdu Co. Ltd. Class A	234,700	644
*,2	Everest Medicines Ltd.	199,000	642
	Anhui Expressway Co. Ltd. Class H	322,000	642
	Anhui Gujing Distillery Co. Ltd. Class B	79,300	641
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	1,948,000	639
	Guangdong Dtech Technology Co. Ltd. Class A	12,300	637
	AECC Aviation Power Co. Ltd. Class A	123,900	636
[1,3]	Fu Shou Yuan International Group Ltd.	1,886,000	635
*	China Traditional Chinese Medicine Holdings Co. Ltd.	3,452,000	634
	Lingyi iTech Guangdong Co. Class A	345,100	632
	Sinoma Science & Technology Co. Ltd. Class A	98,600	629
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	89,701	628

		Shares	Market Value ($000)
	Shenzhen Megmeet Electrical Co. Ltd. Class A	39,700	627
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	118,360	626
	Shandong Hongqiao Aluminum Industry Holding Co. Ltd. Class A	203,200	625
*,1	Tianqi Lithium Corp. Class H	146,400	624
	Shanghai Industrial Holdings Ltd.	353,000	622
	Wens Foodstuff Group Co. Ltd. Class A	297,360	621
	COSCO SHIPPING Ports Ltd.	908,000	617
	Shanxi Securities Co. Ltd. Class A	769,570	617
[1]	Shoucheng Holdings Ltd.	2,743,600	616
	Tongkun Group Co. Ltd. Class A	185,800	616
*	Abbisko Cayman Ltd.	479,000	615
	Shanghai Rural Commercial Bank Co. Ltd. Class A	482,206	614
	Zhejiang Huayou Cobalt Co. Ltd. Class A	103,225	611
*,1	Newborn Town Inc.	586,000	609
[1]	Towngas Smart Energy Co. Ltd.	1,363,000	608
[2]	Orient Securities Co. Ltd. Class H	825,200	602
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	82,795	602
	Greentown Service Group Co. Ltd.	1,084,825	601
*	Air China Ltd. Class A	646,900	600
*,1	Shanghai Biren Technology Co. Ltd. Class H	151,800	600
	SG Micro Corp. Class A (XSHE)	42,122	596
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	239,100	596
[2]	China Merchants Securities Co. Ltd. Class H	319,132	594
	Guoyuan Securities Co. Ltd. Class A	542,960	591
*	China Eastern Airlines Corp. Ltd. Class H	1,418,000	590
*	China Southern Airlines Co. Ltd. Class H	1,312,000	586
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	85,400	586
	Delton Technology Guangzhou Inc. Class A	27,800	585
*,2	Evergrande Property Services Group Ltd.	4,244,500	584
	China XD Electric Co. Ltd. Class A	294,287	582
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	28,098	581
*	National Silicon Industry Group Co. Ltd. Class A	166,391	578
	Fufeng Group Ltd.	875,000	577
	China Zheshang Bank Co. Ltd. Class A	1,280,870	575
	Hengli Petrochemical Co. Ltd. Class A	231,000	571
	Shanjin International Gold Co. Ltd. Class A	164,560	570
	Chuangxin Industries Holdings Ltd.	268,000	570
*,1	Black Sesame International Holding Ltd.	378,000	569
	China Coal Energy Co. Ltd. Class A	277,800	568
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	383,273	565
*	Damai Entertainment Holdings Ltd.	8,510,000	564
	Lonking Holdings Ltd.	1,414,000	562
	Shanghai Baosight Software Co. Ltd. Class B	630,328	562
	Zhejiang Chint Electrics Co. Ltd. Class A	150,100	561
	Supcon Technology Co. Ltd. Class A	40,692	560
	Weilong Delicious Global Holdings Ltd.	519,000	560
	Consun Pharmaceutical Group Ltd.	320,000	559
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	1,273,500	557
*	REPT BATTERO Energy Co. Ltd. Class H	404,000	555
	Shenzhen Kinwong Electronic Co. Ltd. Class A	51,500	554
	Datang International Power Generation Co. Ltd. Class A	630,900	553
	GoerTek Inc. Class A	160,800	551
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	12,480	551
	Tianshui Huatian Technology Co. Ltd. Class A	239,300	549
[1]	China Energy Engineering Corp. Ltd. Class H	3,910,000	549
	China Suntien Green Energy Corp. Ltd. Class H	1,302,000	547
	Shenzhen Energy Group Co. Ltd. Class A	567,800	546
	Huaneng Lancang River Hydropower Inc. Class A	363,500	545
	Shougang Fushan Resources Group Ltd.	1,780,441	544
	China Water Affairs Group Ltd.	914,000	544
	Chifeng Jilong Gold Mining Group Ltd. Class H	127,000	543
[1]	CIG Shanghai Co. Ltd. Class H	64,400	542
	Rockchip Electronics Co. Ltd. Class A	19,399	541
	Guangdong Haid Group Co. Ltd. Class A	73,577	539
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	168,962	539
	Anhui Conch Cement Co. Ltd. Class A	195,200	537
*,2	China Youran Dairy Group Ltd.	982,000	535
[1,2]	Jinxin Fertility Group Ltd.	1,932,000	534
*	Lifetech Scientific Corp.	2,845,998	534
	Xtep International Holdings Ltd.	1,105,000	533

		Shares	Market Value ($000)
*,1	Global New Material International Holdings Ltd.	561,000	529
	Weibo Corp. Class A	65,170	528
	Shanghai International Airport Co. Ltd. Class A	144,040	527
	Focus Media Information Technology Co. Ltd. Class A	630,000	525
	Yutong Bus Co. Ltd. Class A	110,000	525
[2]	Angelalign Technology Inc.	51,553	525
	Shannon Semiconductor Technology Co. Ltd. Class A	24,400	525
	Yunnan Tin Co. Ltd. Class A	103,900	524
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	507,593	523
	Advanced Fiber Resources Zhuhai Ltd. Class A	17,300	522
	Cinda Securities Co. Ltd. Class A	212,400	522
	Huaan Securities Co. Ltd. Class A	459,600	520
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	133,700	520
*	Kunlun Tech Co. Ltd. Class A	80,900	517
*	Guangzhou Automobile Group Co. Ltd. Class A	632,000	517
	Anhui Tongguan Copper Foil Group Co. Ltd. Class A	42,100	517
*,1	China Vanke Co. Ltd. Class H	1,626,489	515
	Konfoong Materials International Co. Ltd. Class A	17,100	514
	Changjiang Securities Co. Ltd. Class A	402,320	513
*,2	Tuhu Car Inc.	332,800	513
	Huaxi Securities Co. Ltd. Class A	411,000	512
*,1,2	CARsgen Therapeutics Holdings Ltd.	298,500	511
[1,2]	ZJLD Group Inc.	501,000	509
	China Resources Medical Holdings Co. Ltd.	1,568,590	508
	Raytron Technology Co. Ltd. Class A	24,205	507
*	Kingsemi Co. Ltd. Class A	11,692	507
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	124,400	506
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	78,000	503
	Shenzhen Envicool Technology Co. Ltd. Class A	71,622	503
	ENN Natural Gas Co. Ltd. Class A	188,170	496
[1]	Onewo Inc. Class H	230,600	496
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	30,051	495
	Haohua Chemical Science & Technology Co. Ltd. Class A	83,300	493
	Andon Health Co. Ltd. Class A	48,700	493
*,1,2	Luye Pharma Group Ltd.	1,891,500	491
	Chongqing Changan Automobile Co. Ltd. Class A	420,486	490
	Lee & Man Paper Manufacturing Ltd.	953,000	488
	Lao Feng Xiang Co. Ltd. Class B	161,010	487
*	Jiangsu Eastern Shenghong Co. Ltd. Class A	277,913	484
*,2	CStone Pharmaceuticals	879,000	484
*,1	Guangzhou Automobile Group Co. Ltd. Class H	1,611,399	483
*,1,2	Weimob Inc.	3,146,000	483
*	Chongqing Iron & Steel Co. Ltd. Class A	2,665,300	482
*	China Eastern Airlines Corp. Ltd. Class A	868,400	481
	China Everbright Ltd.	644,000	479
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	101,300	479
	Shenzhen Transsion Holdings Co. Ltd. Class A	50,144	478
*	Sichuan Huafeng Technology Co. Ltd. Class A	23,494	478
	Guangdong Electric Power Development Co. Ltd. Class B	1,958,660	477
	Shenzhen Sunway Communication Co. Ltd. Class A	56,200	477
	Hubei Dinglong Co. Ltd. Class A	46,900	477
	Guolian Minsheng Securities Co. Ltd. Class A	356,500	476
	Citic Pacific Special Steel Group Co. Ltd. Class A	214,110	475
*	Shenyang Fortune Precision Equipment Co. Ltd. Class A	19,492	475
	CIMC Enric Holdings Ltd.	476,000	472
[1]	Grand Pharmaceutical Group Ltd.	715,080	471
	Shenzhen Kaifa Technology Co. Ltd. Class A	85,300	470
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	60,465	468
*	Metallurgical Corp. of China Ltd. Class A	1,162,800	468
	Nantong Jianghai Capacitor Co. Ltd. Class A	53,800	467
	Yuexiu Property Co. Ltd.	1,010,972	466
*	iQIYI Inc. ADR	366,312	465
	Shandong Nanshan Aluminum Co. Ltd. Class A	664,400	465
*	Hainan Airlines Holding Co. Ltd. Class A	2,289,605	465
	Beijing Jingneng Clean Energy Co. Ltd. Class H	1,886,000	464
	360 Security Technology Inc. Class A	334,698	463
	Tuya Inc. ADR	275,485	463
	Huayu Automotive Systems Co. Ltd. Class A	185,100	462
	Nanya New Material Technology Co. Ltd. Class A	14,309	461
*,1	Sunshine Lake Pharma Co. Ltd. Class H	86,154	459

		Shares	Market Value ($000)
	Ingenic Semiconductor Co. Ltd. Class A	24,300	455
	FIH Mobile Ltd.	185,200	455
	Puya Semiconductor Shanghai Co. Ltd. Class A	8,679	455
	YTO Express Group Co. Ltd. Class A	161,700	452
	Kuang-Chi Technologies Co. Ltd. Class A	98,200	449
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	22,300	449
	Shanghai Putailai New Energy Technology Co. Ltd.	127,095	448
*	Yunnan Energy New Material Group Co. Ltd. Class A	57,300	447
	Zhejiang China Commodities City Group Co. Ltd. Class A	235,400	447
	China Overseas Property Holdings Ltd.	1,017,493	446
*	Maxscend Microelectronics Co. Ltd. Class A	44,372	445
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	918,000	444
	Bank of Changsha Co. Ltd. Class A	313,300	443
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	371,300	442
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	294,100	441
	CECEP Environmental Protection Co. Ltd. Class A	533,300	441
	Zhejiang Yasha Decoration Co. Ltd. Class A	839,200	437
*	United Nova Technology Co. Ltd. Class A	379,697	437
	Anker Innovations Technology Co. Ltd. Class A	24,120	436
	China Tobacco International HK Co. Ltd.	141,000	434
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	133,498	433
	Tianshan Aluminum Group Co. Ltd. Class A	221,300	433
	Chongqing Rural Commercial Bank Co. Ltd. Class A	429,800	430
	Circuit Fabology Microelectronics Equipment Co. Ltd. Class A	8,958	430
	Poly Property Group Co. Ltd.	2,210,000	429
	Huadong Medicine Co. Ltd. Class A	99,430	429
	Anhui Xinhua Media Co. Ltd. Class A	517,600	428
	Tongguan Gold Group Ltd.	1,628,000	428
	China Overseas Grand Oceans Group Ltd.	1,365,500	427
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	89,600	427
	JCHX Mining Management Co. Ltd. Class A	38,800	427
*,1	COFCO Joycome Foods Ltd.	2,983,000	426
	Poly Developments & Holdings Group Co. Ltd. Class A	544,099	426
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	231,920	424
	Jiangsu Yanghe Distillery Co. Ltd. Class A	66,195	421
	China International Marine Containers Group Co. Ltd. Class H	431,400	417
	Giant Network Group Co. Ltd. Class A	96,000	417
	Eastern Air Logistics Co. Ltd. Class A	164,799	417
*,1	Minimax Group Inc.	14,220	415
	Yunnan Copper Co. Ltd. Class A	176,200	414
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	107,100	414
	China Rare Earth Resources & Technology Co. Ltd. Class A	58,400	414
	Huaxin Building Materials Group Co. Ltd. Class H	218,100	413
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	103,100	412
*	Wuhan Guide Infrared Co. Ltd. Class A	220,995	412
	Shanghai International Port Group Co. Ltd. Class A	523,300	410
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	84,100	410
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	110,100	408
	Shanghai Bailian Group Co. Ltd. Class A	341,300	408
[2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	84,700	407
	Chongqing Changan Automobile Co. Ltd. Class B	891,263	407
	Poly Property Services Co. Ltd. Class H	113,700	407
*	Jiangxi Special Electric Motor Co. Ltd. Class A	335,200	407
	Shenzhen MTC Co. Ltd. Class A	369,600	406
	Leader Harmonious Drive Systems Co. Ltd. Class A	9,009	406
	Jiangsu Etern Co. Ltd. Class A	85,900	406
[1]	JF SmartInvest Holdings Ltd.	106,100	406
	Sichuan Road & Bridge Co. Ltd. Class A	301,700	403
*	Daqo New Energy Corp. ADR	32,976	401
	Befar Group Co. Ltd. Class A	430,800	401
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,772,000	400
	Asymchem Laboratories Tianjin Co. Ltd. Class A	17,700	400
	Jinduicheng Molybdenum Co. Ltd. Class A	128,979	400
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	196,000	399
[1]	Gushengtang Holdings Ltd.	106,300	399
*,1	Country Garden Holdings Co. Ltd.	18,424,000	398
	Livzon Pharmaceutical Group Inc. Class H	120,006	397
	North China Pharmaceutical Co. Ltd. Class A	555,500	397
*	Tongwei Co. Ltd. Class A	228,900	396
	Jointown Pharmaceutical Group Co. Ltd. Class A	518,230	395

		Shares	Market Value ($000)
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	184,600	392
	Jiujiang Defu Technology Co. Ltd. Class A	39,600	390
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	394,400	389
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	67,700	389
*	Skyworth Group Ltd.	695,340	387
*	JoulWatt Technology Co. Ltd. Class A	22,898	386
	Sigmastar Technology Ltd. Class A	23,100	386
	Haisco Pharmaceutical Group Co. Ltd. Class A	41,500	384
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	67,300	384
	BOC International China Co. Ltd. Class A	219,100	384
*	ABA Chemicals Corp. Class A	502,600	384
	CNPC Capital Co. Ltd. Class A	359,700	383
*	Baiyin Nonferrous Group Co. Ltd. Class A	518,000	382
	China National Chemical Engineering Co. Ltd. Class A	326,900	380
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	226,800	380
*,1	China Education Group Holdings Ltd.	1,562,000	379
	Dazhong Mining Co. Ltd. Class A	98,896	379
[2]	China East Education Holdings Ltd.	649,000	376
*	Orbbec Inc. Class A	27,117	376
	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	48,900	375
	Tiangong International Co. Ltd.	996,000	373
	CQ Pharmaceutical Holding Co. Ltd. Class A	459,200	372
*	Youdao Inc. ADR	22,058	371
	Smartsens Technology Shanghai Co. Ltd. Class A	27,275	371
	Wuhan Jingce Electronic Group Co. Ltd. Class A	13,100	370
*	Beijing Yandong Microelectronic Co. Ltd. Class A	50,106	370
*	Lufax Holding Ltd. ADR	236,808	369
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	253,800	369
*	CICT Mobile Communication Technology Co. Ltd. Class A	210,586	369
	Shenzhen Han's CNC Technology Co. Ltd. Class A	10,700	369
	Shenzhen SEICHI Technologies Co. Ltd. Class A	6,072	369
	Capital Securities Co. Ltd. Class A	169,500	368
	Ruijie Networks Co. Ltd. Class A	21,168	368
	Zhejiang Yinlun Machinery Co. Ltd. Class A	64,200	365
	Tsingtao Brewery Co. Ltd. Class A	43,840	364
	Wolong Electric Group Co. Ltd. Class A	77,040	362
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	10,315	362
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	462,400	362
	Shenzhen Sunlord Electronics Co. Ltd. Class A	57,100	361
	Beijing Jingneng Power Co. Ltd. Class A	421,200	360
	Gotion High-tech Co. Ltd. Class A	84,800	359
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	288,000	359
	QuantumCTek Co. Ltd. Class A	6,299	359
	Fujian Wanchen Food Group Co. Ltd. Class A	11,100	359
	Huaxin Building Materials Group Co. Ltd. Class A	108,200	358
	FinVolution Group ADR	73,777	358
	Shenzhen Airport Co. Ltd. Class A	356,100	357
[1]	Flat Glass Group Co. Ltd. Class H	402,000	357
	Tianneng Power International Ltd.	550,000	356
	Beijing Compass Technology Development Co. Ltd. Class A	29,065	355
	Zhongtong Bus Holding Co. Ltd. Class A	230,700	355
	Huizhou Desay Sv Automotive Co. Ltd. Class A	25,900	354
	COFCO Sugar Holding Co. Ltd. Class A	189,700	353
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	278,000	353
	Sihuan Pharmaceutical Holdings Group Ltd.	3,078,000	353
	Henan Shijia Photons Technology Co. Ltd. Class A	26,455	353
	Bank of Suzhou Co. Ltd. Class A	279,390	352
*	CSPC Innovation Pharmaceutical Co. Ltd. Class A	62,400	352
[1]	China Resources Beverage Holdings Co. Ltd.	340,200	352
	Yealink Network Technology Corp. Ltd. Class A	60,942	351
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	69,200	350
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	427,300	348
	Changhong Meiling Co. Ltd. Class A	472,100	348
	Hangzhou Silan Microelectronics Co. Ltd. Class A	82,800	346
	Anhui Construction Engineering Group Co. Ltd. Class A	488,700	346
	Kingnet Network Co. Ltd. Class A	136,200	346
	Qilu Bank Co. Ltd. Class A	366,100	346
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	36,900	346
	China Coal Xinji Energy Co. Ltd. Class A	238,200	345
	Goldenmax International Group Ltd. Class A	45,700	344

		Shares	Market Value ($000)
	Henan Pinggao Electric Co. Ltd. Class A	117,700	344
	Yunnan Yuntianhua Co. Ltd. Class A	77,899	344
*,2	China Bohai Bank Co. Ltd. Class H	3,329,000	344
	Amlogic Shanghai Co. Ltd. Class A	23,787	343
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	743,500	343
	Guangzhou Guanggang Gases & Energy Co. Ltd. Class A	73,556	343
	Shenghe Resources Holding Co. Ltd. Class A	111,500	342
	Anhui Gujing Distillery Co. Ltd. Class A	24,300	341
[1,2]	Blue Moon Group Holdings Ltd.	840,500	340
*	Chengdu New Tianfu Culture Tourism Development Co. Ltd. Class A	673,500	340
[2]	AK Medical Holdings Ltd.	480,000	338
	Sangfor Technologies Inc. Class A	18,900	338
*	Loongson Technology Corp. Ltd. Class A	21,449	338
*	Beijing Capital International Airport Co. Ltd. Class H	1,538,000	337
	China Meheco Group Co. Ltd. Class A	238,080	337
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	101,900	336
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	143,800	335
	China National Medicines Corp. Ltd. Class A	79,600	334
*	Zhongji Innolight Co. Ltd. Class H	2,550	334
	Zhejiang Hailiang Co. Ltd. Class A	122,300	333
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	267,600	331
	Moon Environment Technology Co. Ltd. Class A	63,180	330
*	China International Marine Containers Group Co. Ltd. Class A	256,100	329
	Shanghai Electric Power Co. Ltd. Class A	152,500	327
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	278,544	327
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	383,600	327
	CGN New Energy Holdings Co. Ltd.	1,096,000	326
	Sinotrans Ltd. Class A	336,200	326
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	325,800	326
	Yuexiu REIT	3,806,817	325
	China Lesso Group Holdings Ltd.	630,000	325
	JinkoSolar Holding Co. Ltd. ADR	21,451	325
	Youngor Group Co. Ltd. Class A	279,400	325
	Xi'An Shaangu Power Co. Ltd. Class A	228,300	325
	Qingdao Port International Co. Ltd. Class A	241,800	324
	Mesnac Co. Ltd. Class A	377,800	324
*	Seazen Group Ltd.	1,761,754	323
[1]	China Risun Group Ltd.	1,363,000	323
	Zhejiang Cfmoto Power Co. Ltd. Class A	7,100	322
	China Yongda Automobiles Services Holdings Ltd.	2,896,500	321
	Wangsu Science & Technology Co. Ltd. Class A	154,300	321
	Spring Airlines Co. Ltd. Class A	46,000	321
*	Suzhou Everbright Photonics Co. Ltd. Class A	9,580	321
	Sichuan EM Technology Co. Ltd. Class A	63,000	321
*	Canmax Technologies Co. Ltd. Class A	39,840	320
[2]	Topsports International Holdings Ltd.	1,844,000	319
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	25,500	319
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	31,900	318
	Shenergy Co. Ltd. Class A	251,500	318
*	Dosilicon Co. Ltd. Class A	21,075	318
	Shaanxi Energy Investment Co. Ltd. Class A	205,300	318
	Suzhou Maxwell Technologies Co. Ltd. Class A	14,406	317
	Hangcha Group Co. Ltd. Class A	76,300	317
*,1	China Modern Dairy Holdings Ltd.	1,669,500	315
*	China Greatwall Technology Group Co. Ltd. Class A	155,100	315
	Empyrean Technology Co. Ltd. Class A	24,400	315
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	92,200	314
	China Datang Corp. Renewable Power Co. Ltd. Class H	1,922,000	314
	CIG Shanghai Co. Ltd. Class A	16,300	314
	Hubei Chutian Smart Communication Co. Ltd. Class A	600,400	314
*	Zhongsheng Group Holdings Ltd.	541,500	313
	Shenzhen Tellus Holding Co. Ltd. Class A	138,813	313
*	Hubei Feilihua Quartz Glass Co. Ltd. Class A	29,000	313
	Chengtun Mining Group Co. Ltd. Class A	198,700	313
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	124,700	312
	Fujian Longking Co. Ltd. Class A	118,200	312
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	632,500	312
*	Jinko Solar Co. Ltd. Class A	485,479	312
	Pharmaron Beijing Co. Ltd. Class A	57,019	311
*,1,2	Hygeia Healthcare Holdings Co. Ltd. Class C	244,732	311

		Shares	Market Value ($000)
*	Phenix Optical Co. Ltd. Class A	139,300	311
*	Metallurgical Corp. of China Ltd. Class H	1,618,000	310
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	32,199	310
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	81,900	310
	Kingfa Sci & Tech Co. Ltd. Class A	134,100	307
	FAW Jiefang Group Co. Ltd. Class A	318,600	307
*,2	Alphamab Oncology	323,000	307
*	Chongqing Taiji Industry Group Co. Ltd. Class A	131,500	307
	Qingdao Hanhe Cable Co. Ltd. Class A	303,900	306
	Green Development Electricity Group of Tianjin Co. Ltd. Class A	266,100	306
[1]	West China Cement Ltd.	1,334,000	305
*	ASR Microelectronics Co. Ltd. Class A	22,017	305
*	Changshu Fengfan Power Equipment Co. Ltd. Class A	421,600	305
	Hunan Gold Corp. Ltd. Class A	89,180	304
*	Vnet Group Inc. ADR	42,122	302
[2]	Yixin Group Ltd.	1,771,000	302
	Hangzhou Weiguang Electronic Co. Ltd. Class A	73,300	302
*	SICC Co. Ltd. Class A	23,578	302
	Ecovacs Robotics Co. Ltd. Class A	33,500	301
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	400,800	301
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	266,700	300
	First Tractor Co. Ltd. Class A	147,500	300
	China National Uranium Co. Ltd. Class A	32,400	300
	Huafon Chemical Co. Ltd. Class A	184,100	299
	Shanghai Huace Navigation Technology Ltd. Class A	71,148	299
	Shenzhen Kedali Industry Co. Ltd. Class A	11,000	296
	Sailun Group Co. Ltd. Class A	141,100	296
*	Chongqing Afari Technology Co. Ltd. Class A	239,600	296
	JNBY Design Ltd.	111,500	295
	Minmetals Capital Co. Ltd. Class A	396,560	295
*	GalaxyCore Inc. Class A	133,842	295
*	BeOne Medicines Ltd. Class A	7,712	294
	CITIC Heavy Industries Co. Ltd. Class A	424,000	294
	L&K Engineering Suzhou Co. Ltd. Class A	13,400	294
*	Guangdong Guanhao High-Tech Co. Ltd. Class A	596,100	293
	Orient International Enterprise Ltd. Class A	314,800	293
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	206,200	292
	State Grid Information & Communication Co. Ltd. Class A	125,500	291
*	Founder Technology Group Corp. Class A	214,400	291
	Zhejiang Crystal-Optech Co. Ltd. Class A	77,500	290
	Shandong Xiantan Co. Ltd.	319,100	290
*	Swancor Advanced Materials Co. Ltd. Class A	12,459	290
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	155,300	289
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	97,900	288
	China Resources Building Materials Technology Holdings Ltd.	2,014,000	287
	Beijing Shougang Co. Ltd. Class A	498,800	287
	Bank of Guiyang Co. Ltd. Class A	335,400	287
	Sinofert Holdings Ltd.	1,728,000	286
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	882,800	286
	Walvax Biotechnology Co. Ltd. Class A	156,100	285
	Guocheng Mining Co. Ltd. Class A	69,054	285
	YUNDA Holding Group Co. Ltd. Class A	277,846	285
	Zhongyuan Environment-Protection Co. Ltd. Class A	258,800	285
	Zhejiang Longsheng Group Co. Ltd. Class A	144,900	285
	Guangxi LiuYao Group Co. Ltd. Class A	121,800	285
	Henan Zhongfu Industry Co. Ltd. Class A	284,200	285
	Far East Smarter Energy Co. Ltd. Class A	144,600	284
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	92,100	283
*	Goke Microelectronics Co. Ltd. Class A	14,700	282
	Broadex Technologies Co. Ltd. Class A	13,600	282
	Guangshen Railway Co. Ltd. Class A	614,800	281
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	85,370	281
	COSCO SHIPPING Development Co. Ltd. Class H	2,356,000	280
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	124,700	279
	China BlueChemical Ltd. Class H	1,028,000	278
	Tong Ren Tang Technologies Co. Ltd. Class H	620,000	278
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	639,300	277
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	31,200	277
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	17,843	277
	Jiangsu Leadmicro Nano Technology Co. Ltd. Class A	21,677	277

		Shares	Market Value ($000)
	Shenzhen Expressway Corp. Ltd. Class H	318,000	276
	Huadian Power International Corp. Ltd. Class A	386,897	276
	Qingdao East Steel Tower Stock Co. Ltd. Class A	99,200	276
*	Tianjin Teda Co. Ltd. Class A	525,700	275
	Wanxiang Qianchao Co. Ltd. Class A	165,100	274
[2]	Everbright Securities Co. Ltd. Class H	283,400	274
*	Guangdong Provincial Expressway Development Co. Ltd. Class A	127,000	274
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	364,300	274
	Guangshen Railway Co. Ltd. Class H	936,000	273
	Beijing New Building Materials plc Class A	95,500	273
	Glarun Technology Co. Ltd. Class A	76,200	273
	IRICO Display Devices Co. Ltd. Class A	237,200	273
	Dong-E-E-Jiao Co. Ltd. Class A	33,600	272
	Isoftstone Information Technology Group Co. Ltd. Class A	47,900	272
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	154,200	272
	Loncin Motor Co. Ltd. Class A	124,300	271
	Ningbo Joyson Electronic Corp. Class A	89,000	271
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	14,994	271
*	Maanshan Iron & Steel Co. Ltd. Class H	1,236,000	270
	Shenzhen Capchem Technology Co. Ltd. Class A	29,160	270
*	Shanghai Huayi Group Co. Ltd. Class A	221,800	270
	Hisense Visual Technology Co. Ltd. Class A	67,200	270
	Hainan Airport Infrastructure Co. Ltd. Class A	622,972	270
*	DPC Dash Ltd.	53,200	270
	Air China Cargo Co. Ltd. Class A	417,355	270
	Shandong Humon Smelting Co. Ltd. Class A	135,400	269
	GEM Co. Ltd. Class A	271,300	269
	Chervon Holdings Ltd.	110,900	269
	Shanghai Construction Group Co. Ltd. Class A	764,000	268
	Jiangsu Yangnong Chemical Co. Ltd. Class A	31,980	268
	Jiangsu King's Luck Brewery JSC Ltd. Class A	62,927	268
	Hisense Home Appliances Group Co. Ltd. Class A	65,700	267
	Shandong Linglong Tyre Co. Ltd. Class A	155,500	267
	CSI Solar Co. Ltd. Class A	171,556	267
	Hangzhou First Applied Material Co. Ltd. Class A	122,413	266
	Do-Fluoride New Materials Co. Ltd. Class A	57,320	266
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	53,900	266
*	Tianfeng Securities Co. Ltd. Class A	483,100	266
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	346,700	266
*	Kangmei Pharmaceutical Co. Ltd. Class A	1,317,800	266
	Ningbo Jintian Copper Group Co. Ltd. Class A	183,000	266
	Zhejiang Taotao Vehicles Co. Ltd. Class A	7,100	266
	Beijing Enlight Media Co. Ltd. Class A	150,200	265
	Grinm Advanced Materials Co. Ltd. Class A	50,700	265
[2]	Linklogis Inc. Class B	1,021,500	265
*	Hunan Corun New Energy Co. Ltd. Class A	353,400	265
	China Southern Power Grid Energy Storage Co. Ltd. Class A	139,000	265
	COSCO SHIPPING Development Co. Ltd. Class A	718,600	263
*	Remegen Co. Ltd. Class A	15,707	263
	North Copper Co. Ltd. Class A	132,500	263
	China Foods Ltd.	596,000	262
*	Sinopec Oilfield Service Corp. Class A	787,700	262
	APT Medical Inc. Class A	7,766	262
	Nanjing Iron & Steel Co. Ltd. Class A	350,000	261
	Hundsun Technologies Inc. Class A	76,751	261
	Guangzhou Haozhi Industrial Co. Ltd. Class A	27,800	261
*	Guangdong Provincial Expressway Development Co. Ltd. Class B	205,700	259
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	67,746	259
	Health & Happiness H&H International Holdings Ltd.	133,236	259
	Intco Medical Technology Co. Ltd. Class A	34,650	259
	China Oilfield Services Ltd. Class A	138,225	259
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	369,300	259
*	Wintime Energy Group Co. Ltd. Class A	1,108,800	259
	Advanced Technology & Materials Co. Ltd. Class A	110,200	258
	China Publishing & Media Co. Ltd. Class A	321,700	258
*	China First Heavy Industries Co. Ltd. Class A	564,200	258
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	28,800	257
	Hongta Securities Co. Ltd. Class A	243,700	257
*	Yangzijiang Financial Holding Ltd.	1,570,236	257
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	126,600	256

		Shares	Market Value ($000)
	Huaibei Mining Holdings Co. Ltd. Class A	114,500	256
	Bank of Lanzhou Co. Ltd. Class A	783,163	256
*	Yonghui Superstores Co. Ltd. Class A	523,900	255
	Tianjin Port Co. Ltd. Class A	388,000	255
	Suzhou Kematek Inc. Class A	20,400	255
	Zhuzhou Times New Material Technology Co. Ltd. Class A	153,500	254
	Yechiu Metal Recycling China Ltd. Class A	553,500	254
	Anhui Anke Biotechnology Group Co. Ltd. Class A	207,200	253
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	655,497	253
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	347,914	253
*	Sensteed Hi-tech Group Class A	642,800	253
	Henan Hengxing Science & Technology Co. Ltd. Class A	444,100	253
	Wuhan Dameng Database Co. Ltd. Class A	7,131	253
	Vatti Corp. Ltd. Class A	351,400	252
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	64,768	252
	Goneo Group Co. Ltd. Class A	40,803	252
	Qingdao Rural Commercial Bank Corp. Class A	534,900	251
*	Qingdao Citymedia Co. Ltd. Class A	334,700	251
	Sinopec Kantons Holdings Ltd.	526,000	250
	Leo Group Co. Ltd. Class A	364,100	250
	Hangzhou Lion Microelectronics Co. Ltd. Class A	45,698	250
	Beijing Sifang Automation Co. Ltd. Class A	44,500	250
	Western Region Gold Co. Ltd. Class A	66,000	249
	China Railway Construction Heavy Industry Corp. Ltd. Class A	390,275	249
	Hubei Energy Group Co. Ltd. Class A	354,400	248
*	Tongding Interconnection Information Co. Ltd. Class A	120,500	247
	SPIC Industry-Finance Holdings Co. Ltd. Class A	303,100	247
	China Film Group Co. Ltd. Class A	133,600	247
	China Baoan Group Co. Ltd. Class A	211,400	246
	Shanghai Baosight Software Co. Ltd. Class A	89,425	246
	Jiangsu Expressway Co. Ltd. Class A	136,000	245
	Angel Yeast Co. Ltd. Class A	39,500	245
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	27,500	245
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	59,680	244
	China Railway Tielong Container Logistics Co. Ltd. Class A	294,700	244
*	Beijing Shunxin Agriculture Co. Ltd. Class A	146,399	243
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	123,600	243
	Jiangsu Pacific Quartz Co. Ltd.Class A	39,050	243
	China Animal Husbandry Industry Co. Ltd. Class A	251,200	243
	Suzhou Tianmai Thermal Technology Co. Ltd. Class A	7,300	243
	Sunwoda Electronic Co. Ltd. Class A	85,700	242
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	291,500	242
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	184,600	242
	China Petroleum Engineering Corp. Class A	478,400	242
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	369,710	242
	Livzon Pharmaceutical Group Inc. Class A	52,281	241
	Guangxi Energy Co. Ltd. Class A	370,300	241
	China National Accord Medicines Corp. Ltd. Class B	156,387	240
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	327,700	240
	Hainan Jinpan Smart Technology Co. Ltd. Class A	25,212	240
	Guobo Electronics Co. Ltd. Class A	22,368	240
	Neway Valve Suzhou Co. Ltd. Class A	35,300	239
	Hangzhou Tigermed Consulting Co. Ltd. Class A	32,150	238
	Q Technology Group Co. Ltd.	271,000	238
	Beijing Yanjing Brewery Co. Ltd. Class A	124,200	238
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	196,300	238
	Shenzhen Honor Electronic Co. Ltd. Class A	9,100	238
	Shandong Sun Paper Industry JSC Ltd. Class A	109,700	237
	Sinosteel Engineering & Technology Co. Ltd. Class A	305,700	237
	T&S Communications Co. Ltd. Class A	14,100	237
	YongXing Special Materials Technology Co. Ltd. Class A	35,410	236
	Shanghai Baosteel Packaging Co. Ltd. Class A	352,300	236
*	Forehope Electronic Ningbo Co. Ltd. Class A	27,534	236
	Luster LightTech Co. Ltd. Class A	37,380	236
	Linktel Technologies Co. Ltd. Class A	7,200	235
	Huludao Zinc Industry Co. Class A	357,300	235
	DeHua TB New Decoration Materials Co. Ltd. Class A	119,800	234
	Triangle Tyre Co. Ltd. Class A	119,000	234
	Tian Di Science & Technology Co. Ltd. Class A	318,511	233
	Zhejiang Dingli Machinery Co. Ltd. Class A	26,634	233

		Shares	Market Value ($000)
	Shenzhen FRD Science & Technology Co. Ltd. Class A	49,400	231
[1]	Central China Securities Co. Ltd. Class H	1,047,230	231
	Sinomach Automobile Co. Ltd. Class A	297,500	231
*	Sichuan Changhong Electric Co. Ltd. Class A	223,400	230
*	New Hope Liuhe Co. Ltd. Class A	220,700	229
*	China Vanke Co. Ltd. Class A	461,400	229
	Fulin Precision Co. Ltd. Class A	98,910	229
*,3	Hopson Development Holdings Ltd.	678,016	228
*,1,2	Yidu Tech Inc.	390,500	228
*	Yonyou Network Technology Co. Ltd. Class A	137,925	227
	Emei Shan Tourism Co. Ltd. Class A	156,100	227
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	354,500	227
	Yuexiu Transport Infrastructure Ltd.	476,000	226
	Changchun High-Tech Industry Group Co. Ltd. Class A	18,846	226
*	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	173,201	226
	Anjoy Foods Group Co. Ltd. Class A	17,000	226
*	Talkweb Information System Co. Ltd. Class A	58,700	225
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	22,100	225
	SSY Group Ltd.	738,336	224
[1,2]	Sunac Services Holdings Ltd.	2,199,055	224
*	Shanghai Junshi Biosciences Co. Ltd. Class A	41,430	224
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	31,545	224
*	CCOOP Group Co. Ltd. Class A	1,065,400	224
*	Sohu.com Ltd. ADR	16,045	223
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	620,652	223
*	Vantone Neo Development Group Co. Ltd. Class A	140,500	223
	Juneyao Airlines Co. Ltd. Class A	135,100	222
*	Aisino Corp. Class A	214,300	222
	Autohome Inc. Class A	38,644	222
	Infore Environment Technology Group Co. Ltd. Class A	190,000	221
	Henan Yuguang Gold & Lead Co. Ltd. Class A	128,300	221
	Xiamen Intretech Inc. Class A	67,800	220
	Gansu Shangfeng Materials Co. Ltd. Class A	112,600	220
	Central China Land Media Co. Ltd. Class A	116,300	220
*	Datang Huayin Electric Power Co. Ltd. Class A	214,300	220
*	VOYAH Automobile Technology Co. Ltd. Class H	596,838	220
	Sinomach Precision Industry Group Co. Ltd. Class A	35,200	220
	Shanghai RAAS Blood Products Co. Ltd. Class A	285,500	219
	Imeik Technology Development Co. Ltd. Class A	13,520	219
	Heibei Sinopack Electronic Technology Co. Ltd. Class A	15,677	219
	Ningxia Building Materials Group Co. Ltd. Class A	113,000	219
	Hangzhou Zhongheng Electric Co. Ltd. Class A	41,500	218
*	Beijing Sinohytec Co. Ltd. Class A	87,219	218
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	126,800	218
	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	35,800	218
	Shandong Pharmaceutical Glass Co. Ltd. Class A	73,500	217
	Intsig Information Co. Ltd. Class A	12,727	217
	Ningbo Orient Wires & Cables Co. Ltd. Class A	35,400	216
	Cathay Biotech Inc. Class A	32,064	216
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	159,400	216
	Changjiang Publishing & Media Co. Ltd. Class A	177,800	216
	Olympic Circuit Technology Co. Ltd. Class A	46,300	216
	Tibet Huayu Mining Co. Ltd. Class A	74,900	216
*,2	Hangzhou SF Intra-City Industrial Co. Ltd. Class H	197,800	216
	Xiamen C & D Inc. Class A	161,800	215
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	97,300	215
	Beijing Haohua Energy Resource Co. Ltd. Class A	122,800	215
	China Resources Jiangzhong Pharmaceutical Co. Ltd. Class A	54,700	214
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	29,967	214
	Zhejiang Sling Intelligent Drive Group Co. Ltd.	20,010	214
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	221,170	213
	Hangzhou GreatStar Industrial Co. Ltd.	48,000	213
	MYS Group Co. Ltd. Class A	314,400	213
	Shanghai Environment Group Co. Ltd. Class A	201,840	213
	Sunresin New Materials Co. Ltd. Class A	24,525	213
	Geovis Technology Co. Ltd. Class A	43,053	213
	Beijing Gehua CATV Network Co. Ltd. Class A	203,200	213
	Hubei Zhenhua Chemical Co. Ltd. Class A	46,100	213
	LB Group Co. Ltd. Class A	87,600	212
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	237,432	212

		Shares	Market Value ($000)
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	186,200	212
	China Rare Earth Nonferrous Metals Co. Ltd. Class A	19,800	212
	China Great Wall Securities Co. Ltd. Class A	171,200	211
*	Bright Dairy & Food Co. Ltd. Class A	200,400	211
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	139,400	210
*	Addsino Co. Ltd. Class A	100,400	210
	Wuxi Taiji Industry Ltd. Co. Class A	82,500	210
	China Railway Hi-tech Industry Co. Ltd. Class A	194,000	210
*	Sinochem International Corp. Class A	309,300	210
	NBTM New Materials Group Co. Ltd. Class A	53,600	210
*	Estun Automation Co. Ltd. Class A (XSEC)	47,400	209
	Bestsun Energy Co. Ltd. Class A	407,400	209
*	Henan Yuneng Holdings Co. Ltd. Class A	117,600	209
*	Xinjiang Daqo New Energy Co. Ltd. Class A	77,790	209
	Red Avenue New Materials Group Co. Ltd. Class A	25,900	208
	First Tractor Co. Ltd. Class H	184,000	208
	Jiangsu Hoperun Software Co. Ltd. Class A	37,200	208
	CNGR Advanced Material Co. Ltd. Class A	34,580	208
	Bestechnic Shanghai Co. Ltd. Class A	11,344	208
	Harbin Hatou Investment Co. Ltd. Class A	256,200	208
	Shenzhen CECport Technologies Co. Ltd. Class A	67,500	208
[1]	Shanghai Chicmax Cosmetic Co. Ltd. Class H	54,800	208
	Hsino Tower Group Co. Ltd. Class A	321,700	207
	Beijing Roborock Technology Co. Ltd. Class A	12,502	206
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	84,700	206
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	36,120	206
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	129,500	206
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	60,933	205
	Autobio Diagnostics Co. Ltd. Class A	41,815	205
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	49,200	205
	Canny Elevator Co. Ltd. Class A	259,700	205
*,2	BAIC Motor Corp. Ltd. Class H	1,836,900	204
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	29,000	204
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	24,920	204
	Anhui Yingliu Electromechanical Co. Ltd. Class A	32,100	204
	CSG Digital Power Grid Research Institute Co. Ltd. Class A	57,200	204
[2]	Qingdao Port International Co. Ltd. Class H	224,000	203
	Qingdao TGOOD Electric Co. Ltd. Class A	39,200	203
	BBMG Corp. Class A	963,700	203
	Huangshan Novel Co. Ltd. Class A	124,000	203
*	Shui On Land Ltd.	2,925,000	202
*	China Hainan Rubber Industry Group Co. Ltd. Class A	275,400	202
	Jiang Su Suyan Jingshen Co. Ltd. Class A	145,100	202
	PAX Global Technology Ltd.	400,000	201
	Laobaixing Pharmacy Chain JSC Class A	106,071	201
	Joinn Laboratories China Co. Ltd. Class A	32,625	201
	Western Superconducting Technologies Co. Ltd. Class A	25,721	201
	Ningbo Jifeng Auto Parts Co. Ltd. Class A	103,400	201
	Ningxia Western Venture Industrial Co. Ltd. Class A	367,100	201
	POCO Holding Co. Ltd. Class A	23,380	201
[1]	Zhongyu Energy Holdings Ltd.	639,000	200
	JL Mag Rare-Earth Co. Ltd. Class A	52,720	200
	Leyard Optoelectronic Co. Ltd. Class A	250,100	199
	Sichuan New Energy Power Co. Ltd. Class A	109,603	199
	Anhui Yingjiagongjiu Co. Ltd. Class A	34,500	199
	Shanxi Coal International Energy Group Co. Ltd. Class A	106,400	199
*	Hunan Silver Co. Ltd. Class A	168,700	199
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	136,400	198
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	170,271	198
	Guanghui Energy Co. Ltd. Class A	243,700	198
	Huaming Power Equipment Co. Ltd. Class A	65,400	198
	Shanghai Longcheer Technology Co. Ltd.	36,700	198
	HLA Group Corp. Ltd. Class A	210,100	196
	Henan Mingtai Al Industrial Co. Ltd. Class A	78,498	196
	CITIC Metal Co. Ltd. Class A	111,100	196
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	162,100	196
*	Pantum Technology Co. Ltd.	77,500	195
*,2	CanSino Biologics Inc. Class H	65,600	195
*	Hunan New Wellful Co. Ltd. Class A	268,300	195
	Zhejiang Rongtai Electric Material Co. Ltd. Class A	28,730	195

		Shares	Market Value ($000)
	Beijing Dabeinong Technology Group Co. Ltd. Class A	429,400	194
	Shaanxi Sirui Advanced Materials Co. Ltd. Class A	47,359	194
*	Neusoft Corp. Class A	154,200	193
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	25,492	193
	An Hui Wenergy Co. Ltd. Class A	162,200	192
	Xinfengming Group Co. Ltd. Class A	66,400	192
	Shinva Medical Instrument Co. Ltd. Class A	100,000	192
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	77,340	192
	Sichuan Expressway Co. Ltd. Class A	215,200	192
	Changshu Tianyin Electromechanical Co. Ltd. Class A	42,100	192
[1,2]	Joinn Laboratories China Co. Ltd. Class H	67,643	192
	Suzhou Nanomicro Technology Co. Ltd. Class A	38,226	192
*	Seazen Holdings Co. Ltd. Class A	114,800	191
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	117,800	191
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	149,250	191
	Sinomine Resource Group Co. Ltd. Class A	27,440	191
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	416,800	190
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	71,630	190
	Ningbo Yunsheng Co. Ltd. Class A	117,000	190
	Xiamen Amoytop Biotech Co. Ltd. Class A	21,963	190
	Luxin Venture Capital Group Co. Ltd. Class A	79,800	190
	Shenzhen Goodix Technology Co. Ltd. Class A	24,300	189
*	Chongqing Zhifei Biological Products Co. Ltd. Class A	97,750	189
	Bank of Chongqing Co. Ltd. Class A	111,651	189
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	47,800	189
	Nanfang Pump Industry Co. Ltd. Class A	299,930	188
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	78,800	188
	Shede Spirits Co. Ltd. Class A	32,700	188
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	220,500	188
	Jiangsu Xukuang Energy Co. Ltd. Class A	288,300	188
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	73,000	187
	COFCO Capital Holdings Co. Ltd. Class A	136,100	187
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	11,755	187
	HMT Xiamen New Technical Materials Co. Ltd. Class A	21,800	187
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	27,797	186
	Anhui Heli Co. Ltd. Class A	68,800	186
	Ginlong Technologies Co. Ltd. Class A	20,955	185
[2]	Maoyan Entertainment	318,800	184
*	Chengxin Lithium Group Co. Ltd. Class A	44,200	184
	3peak Inc. Class A	5,587	184
	Hesteel Co. Ltd. Class A	577,400	183
	Mehow Innovative Ltd. Class A	78,204	183
	Zhejiang Changsheng Sliding Bearings Co. Ltd. Class A	19,200	183
	Sun Art Retail Group Ltd.	1,199,500	182
	China Wafer Level CSP Co. Ltd. Class A	42,300	182
	Jiangsu Financial Leasing Co. Ltd. Class A	187,700	182
*	Henan Huanghe Whirlwind Co. Ltd. Class A	126,300	182
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	336,300	181
	Guangxi Liugong Machinery Co. Ltd. Class A	139,200	181
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	97,200	181
	Zhende Medical Co. Ltd. Class A	13,400	181
	CIMC Vehicles Group Co. Ltd. Class A	146,400	181
	Changzhou Fusion New Material Co. Ltd. Class A	20,068	181
	Huangshan Tourism Development Co. Ltd. Class A	107,900	181
	Zhejiang XCC Group Co. Ltd. Class A	23,600	181
	Xiamen Faratronic Co. Ltd. Class A	8,900	180
	Sichuan Expressway Co. Ltd. Class H	292,000	180
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	160,980	180
	Betta Pharmaceuticals Co. Ltd. Class A	21,100	180
	Wuhan DR Laser Technology Corp. Ltd. Class A	12,288	180
*	J-Yuan Trust Co. Ltd. Class A	475,000	180
	Mango Excellent Media Co. Ltd. Class A	74,026	179
	All Winner Technology Co. Ltd. Class A	36,160	179
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	44,900	179
	StarPower Semiconductor Ltd. Class A	15,020	179
	Jiangsu Guoxin Corp. Ltd. Class A	162,800	179
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	24,846	179
*	Winning Health Technology Group Co. Ltd. Class A	158,600	178
	DHC Software Co. Ltd. Class A	165,769	178
	C&S Paper Co. Ltd. Class A	161,100	178

		Shares	Market Value ($000)
	Jinko Power Technology Co. Ltd. Class A	334,900	178
	Pengxin International Mining Co. Ltd. Class A	181,800	178
	Jiangsu Leili Motor Co. Ltd. Class A	44,330	178
	CSG Holding Co. Ltd. Class B	936,406	177
	Western Securities Co. Ltd. Class A	176,322	177
	Beijing Tiantan Biological Products Corp. Ltd. Class A	92,680	176
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	41,200	176
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	24,648	176
	Jinhong Gas Co. Ltd. Class A	45,720	176
	Tsinghua Tongfang Co. Ltd. Class A	166,700	176
	NetDragon Websoft Holdings Ltd.	170,000	175
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	30,800	175
	Central China Securities Co. Ltd. Class A	282,700	175
	Bestore Co. Ltd. Class A	123,600	175
	Jiangxi Jovo Energy Co. Ltd. Class A	37,000	175
	Hubei Century Network Technology Co. Ltd. Class A	138,900	175
	Jiangxi Ganyue Expressway Co. Ltd. Class A	284,900	175
	Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	14,840	175
	Sunshine Guojian Pharmaceutical Shanghai Co. Ltd. Class A	28,963	175
	Qianjiang Water Resources Development Co. Ltd. Class A	149,700	175
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	126,500	174
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	50,450	174
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	38,419	174
*	Hangzhou Cable Co. Ltd. Class A	52,700	174
*	Angang Steel Co. Ltd. Class H	1,100,800	173
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	157,700	173
	Shandong New Beiyang Information Technology Co. Ltd. Class A	182,300	172
*	Wellhope Foods Co. Ltd. Class A	185,300	172
	Flat Glass Group Co. Ltd. Class A	114,895	172
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	111,200	172
*	Shenzhen Investment Ltd.	1,975,953	171
*	China National Software & Service Co. Ltd. Class A	35,100	171
	Mloptic Corp. Class A	3,638	171
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	14,817	170
*	DingDong Cayman Ltd. ADR	66,118	170
	Bank of Xi'an Co. Ltd. Class A	311,700	170
*	Lingyuan Iron & Steel Co. Ltd. Class A	665,300	170
	Optowide Technologies Co. Ltd. Class A	10,616	170
	Visual China Group Co. Ltd. Class A	63,500	169
	SooChow Securities Co. Ltd. Class A	140,608	169
	Shanghai Belling Co. Ltd. Class A	49,800	169
	Jinhui Liquor Co. Ltd. Class A	68,500	169
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	45,700	169
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	219,500	169
	Hualan Biological Engineering Inc. Class A	84,275	168
*	Shenzhen Das Intellitech Co. Ltd. Class A	397,300	168
	Guangzhou Haige Communications Group Inc. Co. Class A	114,000	168
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	148,100	168
	Nanjing Hanrui Cobalt Co. Ltd. Class A	33,300	168
	Oriental Pearl Group Co. Ltd. Class A	137,900	168
*	BOE HC SemiTek Corp. Class A	109,900	168
	Dajin Heavy Industry Co. Ltd. Class A	28,700	168
	Castech Inc. Class A	23,220	168
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	39,601	168
	Yanlord Land Group Ltd.	312,100	167
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	376,400	167
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	36,900	167
*	Xinte Energy Co. Ltd. Class H	337,600	167
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	112,200	167
*	Sichuan Hongda Co. Ltd. Class A	89,800	167
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	70,300	167
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	59,600	167
*	Shanghai Feilo Acoustics Co. Ltd. Class A	203,300	167
*	Greenland Holdings Corp. Ltd. Class A	862,700	166
	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	84,300	166
*	EHang Holdings Ltd. ADR	32,268	166
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	27,400	166
	Ningbo Huaxiang Electronic Co. Ltd. Class A	59,600	165
	CECEP Solar Energy Co. Ltd. Class A	245,590	165
	Zhuhai Bojay Electronics Co. Ltd. Class A	15,200	165

		Shares	Market Value ($000)
	Jiangsu Azure Corp. Class A	70,152	165
	China Southern Power Grid Technology Co. Ltd. Class A	26,575	165
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	65,800	163
*	Shenzhen Infogem Technologies Co. Ltd. Class A	36,900	163
	Guangdong Hongda Holdings Group Co. Ltd. Class A	39,300	163
	Liaoning Port Co. Ltd. Class A	729,600	163
*	Xiangcai Co. Ltd. Class A	126,300	163
	Shanghai Huafon Aluminium Corp. Class A	70,200	163
	Espressif Systems Shanghai Co. Ltd. Class A	10,626	162
	Beijing Tricolor Technology Co. Ltd. Class A	12,000	162
	Chongqing Brewery Co. Ltd. Class A	23,300	161
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	140,500	161
	Hangzhou Iron & Steel Co. Class A	166,400	161
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	5,829	161
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	63,900	161
	Easy Click Worldwide Network Technology Co. Ltd. Class A	35,620	161
	Newland Digital Technology Co. Ltd. Class A	57,499	160
	China Railway Signal & Communication Corp. Ltd. Class A	211,551	160
	Arcplus Group plc Class A	73,920	160
*	Jiangsu HSC New Energy Materials Co. Ltd. Class A	12,337	160
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	247,900	159
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	276,500	159
	Guangzhou Baiyun International Airport Co. Ltd. Class A	135,200	159
	Shenzhen Invt Electric Co. Ltd. Class A	164,700	159
	Zhuhai CosMX Battery Co. Ltd. Class A	73,025	159
*	Tangrenshen Group Co. Ltd. Class A	296,047	158
*	Toyou Feiji Electronics Co. Ltd. Class A	39,000	158
	Luolai Lifestyle Technology Co. Ltd. Class A	95,800	158
*	TDG Holdings Co. Ltd. Class A	64,500	158
	Giantec Semiconductor Corp. Class A	9,517	158
*	Hebei Huatong Wires & Cables Group Co. Ltd. Class A	32,800	158
	Xinyi Energy Holdings Ltd.	1,372,200	157
*	Guangdong Shaoneng Group Co. Ltd. Class A	165,700	157
	Shenzhen Agricultural Power Group Co. Ltd. Class A	178,700	157
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	64,100	157
*	COL Group Co. Ltd. Class A	42,700	157
	AVIC Chengdu UAS Co. Ltd. Class A	25,988	157
	Beijing Teamsun Technology Co. Ltd. Class A	77,400	157
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	13,680	157
	Wuxi Taclink Optoelectronics Technology Co. Ltd. Class A	9,187	157
	China Shineway Pharmaceutical Group Ltd.	150,000	156
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	234,600	156
	Henan Liliang Diamond Co. Ltd. Class A	21,120	156
	Chongqing Chuanyi Automation Co. Ltd. Class A	57,200	156
	Western Metal Materials Co. Ltd. Class A	32,400	156
	Suzhou Secote Precision Electronic Co. Ltd. Class A	27,118	155
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	61,400	154
*	OFILM Group Co. Ltd. Class A	144,400	154
*	TianShan Material Co. Ltd. Class A	271,800	154
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	161,263	154
	Shenzhen SC New Energy Technology Corp. Class A	18,200	154
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	90,000	154
	CECEP Wind-Power Corp. Class A	293,280	154
*	Hainan Meilan International Airport Co. Ltd. Class H	223,000	154
*	Antong Holdings Co. Ltd. Class A	238,300	154
	Dongguan Yiheda Automation Co. Ltd. Class A	42,000	154
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	141,000	154
	Zhejiang Orient Holdings Group Co. Ltd. Class A	198,130	153
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	65,500	153
*	Trina Solar Co. Ltd. Class A	76,264	153
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	107,356	153
	Perfect World Co. Ltd. Class A	93,750	152
	Shanghai AtHub Co. Ltd. Class A	42,300	152
*	Shanghai DZH Ltd. Class A	121,900	152
[2]	Medlive Technology Co. Ltd.	152,500	152
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	13,809	152
	iRay Group Class A	12,187	152
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	225,700	152
	Toread Holdings Group Co. Ltd. Class A	111,400	152
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	101,800	152

		Shares	Market Value ($000)
*	Beijing Sanyuan Foods Co. Ltd. Class A	225,400	152
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	66,445	151
	Autel Intelligent Technology Corp. Ltd. Class A	34,855	151
[1,2]	Asiainfo Technologies Ltd.	258,800	150
	Hunan Valin Steel Co. Ltd. Class A	257,000	150
	Jinyu Bio-Technology Co. Ltd. Class A	80,300	150
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	10,200	150
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	74,900	150
	Shanghai Highly Group Co. Ltd. Class A	70,900	150
	Northking Information Technology Co. Ltd. Class A	89,040	150
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	143,033	149
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	46,300	149
	Quectel Wireless Solutions Co. Ltd. Class A	22,051	148
	Hand Enterprise Solutions Co. Ltd. Class A	59,500	148
	Beijing Sinnet Technology Co. Ltd. Class A	73,800	148
	Tongyu Communication Inc. Class A	42,200	148
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	52,822	148
*	Maanshan Iron & Steel Co. Ltd. Class A	382,200	148
	Keda Industrial Group Co. Ltd. Class A	60,600	148
	China National Gold Group Gold Jewellery Co. Ltd. Class A	130,300	148
	Servyou Software Group Co. Ltd. Class A	21,800	148
	FSPG Hi-Tech Co. Ltd. Class A	82,700	148
	Lepu Medical Technology Beijing Co. Ltd. Class A	76,100	147
*	Siasun Robot & Automation Co. Ltd. Class A	64,400	147
*	Hymson Laser Technology Group Co. Ltd. Class A	23,258	147
	Inner Mongolia Furui Medical Science Co. Ltd. Class A	21,900	147
	Jiangsu Lihua Foods Group Co. Ltd.	51,800	146
	Shanghai Zhonggu Logistics Co. Ltd. Class A	91,464	146
	Triumph Science & Technology Co. Ltd. Class A	65,600	146
	Thunder Software Technology Co. Ltd. Class A	16,200	145
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	289,500	145
	Hoshine Silicon Industry Co. Ltd. Class A	29,300	145
	Offshore Oil Engineering Co. Ltd. Class A	170,900	145
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	25,350	145
	Jiangxi Ganneng Co. Ltd. Class A	90,200	145
	Hydsoft Technology Co. Ltd. Class A	27,000	145
	China Oriental Group Co. Ltd.	996,000	144
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	37,000	144
	Sai Micro Electronics Inc. Class A	34,800	144
	Shandong Hi-speed Co. Ltd. Class A	85,500	144
*	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	159,000	144
*	Gaotu Techedu Inc. ADR	78,650	143
*	Shanghai Bright Meat Group Co. Ltd. Class A	184,200	143
	Grandblue Environment Co. Ltd. Class A	31,200	143
	Bluestar Adisseo Co. Class A	114,500	143
	Beijing GeoEnviron Engineering & Technology Inc. Class A	76,908	143
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	264,800	143
	GCL Energy Technology Co. Ltd. Class A	63,900	143
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	149,700	143
	Zhejiang Medicine Co. Ltd. Class A	79,000	142
*	Shenyang Machine Tool Co. Ltd. Class A	194,400	142
	ZhongYeDa Electric Co. Ltd. Class A	121,500	142
	Beijing Shiji Information Technology Co. Ltd. Class A	111,723	141
	Guangdong Aofei Data Technology Co. Ltd. Class A	42,500	141
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd. Class A	172,400	141
	Ningbo Zhenyu Technology Co. Ltd. Class A	10,584	141
	Yili Chuanning Biotechnology Co. Ltd. Class A	108,900	141
	North Industries Group Red Arrow Co. Ltd. Class A	65,700	140
*,2	Bairong Inc.	215,000	140
	New Guomai Digital Culture Co. Ltd. Class A	86,800	140
	Hangzhou EZVIZ Network Co. Ltd. Class A	31,756	140
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	43,500	139
	Dongguan Development Holdings Co. Ltd. Class A	92,200	139
*	Guizhou Zhenhua E Chem Inc. Class A	90,552	139
	Valiant Co. Ltd. Class A	73,100	138
	First Capital Securities Co. Ltd. Class A	141,900	138
[1]	Tianli International Holdings Ltd.	840,000	138
*	Bank of Zhengzhou Co. Ltd. Class A	507,361	138
	Shenzhen Expressway Corp. Ltd. Class A	106,900	138
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	138,200	138

		Shares	Market Value ($000)
	G-bits Network Technology Xiamen Co. Ltd. Class A	2,400	138
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	252,670	138
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	49,600	138
	Hefei Chipmore Technology Co. Ltd. Class A	66,913	138
	Jointo Energy Investment Co. Ltd. Hebei Class A	108,700	137
*	Quzhou Xin'an Development Co. Ltd. Class A	323,300	137
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	20,420	137
	Sany Renewable Energy Co. Ltd. Class A	60,966	137
*	Jishi Media Co. Ltd. Class A	394,100	137
*	Jushri Technologies Inc. Class A	31,900	137
	Fortior Technology Shenzhen Co. Ltd. Class A	5,943	137
*	Greattown Holdings Ltd. Class A	220,800	136
*	MGI Tech Co. Ltd. Class A	18,467	136
	GRG Banking Equipment Co. Ltd. Class A	88,897	135
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	81,900	135
	Fangda Special Steel Technology Co. Ltd. Class A	201,100	135
	AIMA Technology Group Co. Ltd. Class A	41,697	135
*	Hybio Pharmaceutical Co. Ltd. Class A	43,100	135
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	175,200	135
*	Shenzhen Minglida Precision Technology Co. Ltd. Class A	71,100	135
	Anhui XDLK Microsystem Corp. Ltd. Class A	24,163	135
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	142,900	134
*,1,2	Haichang Ocean Park Holdings Ltd.	2,740,000	134
	Meihua Holdings Group Co. Ltd. Class A	111,623	134
	Dongfang Electronics Co. Ltd. Class A	75,400	134
	Jiayou International Logistics Co. Ltd. Class A	69,300	134
	Shenzhen Huaqiang Industry Co. Ltd. Class A	41,200	133
	Semitronix Corp. Class A	13,600	133
	Suzhou Veichi Electric Co. Ltd. Class A	18,861	133
	Fujian Funeng Co. Ltd. Class A	82,244	132
	Electric Connector Technology Co. Ltd. Class A	24,500	132
	Xiamen International Airport Co. Ltd. Class A	59,800	132
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	81,700	132
	Zhejiang Zhongjian Technology Co. Ltd. Class A	15,500	132
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	62,200	131
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	55,320	131
	Bethel Automotive Safety Systems Co. Ltd. Class A	33,980	131
*	JA Solar Technology Co. Ltd. Class A	117,899	131
	Guangxi Guiguan Electric Power Co. Ltd. Class A	81,800	131
	Shenzhen Changhong Technology Co. Ltd. Class A	64,800	131
	Sino Biological Inc. Class A	13,097	131
	Shanghai Awinic Technology Co. Ltd. Class A	16,443	131
*	BAIC Foton Motor Co. Ltd. Class A	280,300	131
	Xiamen Changelight Co. Ltd. Class A	53,800	131
	AECC Aero-Engine Control Co. Ltd. Class A	48,400	130
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	369,600	130
	Hanwei Electronics Group Corp. Class A	26,800	130
*	Ningbo Shanshan Co. Ltd. Class A	68,800	130
	Willfar Information Technology Co. Ltd. Class A	29,405	130
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	18,882	130
	K Wah International Holdings Ltd.	490,000	129
	China Lilang Ltd.	293,000	129
	Ming Yang Smart Energy Group Ltd. Class A	78,400	129
	Bloomage Biotechnology Corp. Ltd. Class A	21,694	129
	Qingdao Sentury Tire Co. Ltd. Class A	59,080	129
	Fujian Qingshan Paper Industry Co. Ltd. Class A	310,600	129
	CNOOC Energy Technology & Services Ltd. Class A	221,900	128
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	108,300	128
	Shanghai M&G Stationery Inc. Class A	36,900	128
	Kehua Data Co. Ltd. Class A	30,160	128
	INESA Intelligent Tech Inc. Class A	49,000	128
*	SanFeng Intelligent Equipment Group Co. Ltd. Class A	131,200	128
	Chengdu Xingrong Environment Co. Ltd. Class A	116,800	127
	Winner Medical Co. Ltd. Class A	27,900	127
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	15,210	127
	Primarius Technologies Co. Ltd. Class A	27,017	127
	XTC New Energy Materials Xiamen Co. Ltd. Class A	18,609	127
*	AECC Aero Science & Technology Co. Ltd. Class A	31,100	127
	Guangzhou Port Co. Ltd. Class A	276,000	127
	Shenzhen Bluetrum Technology Co. Ltd. Class A	10,598	127

		Shares	Market Value ($000)
	Eastern Communications Co. Ltd. Class A	68,400	126
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	17,300	126
*	Shenzhen Forms Syntron Information Co. Ltd. CVR Class A	38,100	126
	Hangxiao Steel Structure Co. Ltd. Class A	350,900	125
	OPT Machine Vision Tech Co. Ltd. Class A	8,144	125
	Jack Technology Co. Ltd. Class A	19,500	125
*	Shanghai Shunho New Materials Technology Co. Ltd. Class A	99,800	125
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	40,600	124
*	Jiangsu Lopal Tech Group Co. Ltd. Class A	44,798	124
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	97,337	124
*	Shenzhen Xinyichang Technology Co. Ltd. Class A	8,926	124
	Wushang Group Co. Ltd. Class A	114,800	123
	Dazhong Transportation Group Co. Ltd. Class A	201,900	123
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	167,000	123
*	Gansu Energy Chemical Co. Ltd. Class A	321,500	123
	Sunstone Development Co. Ltd. Class A	48,800	123
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	36,700	122
	Shuanglin Co. Ltd. Class A	36,820	122
[2]	A-Living Smart City Services Co. Ltd. Class H	525,750	121
*	Wuhan P&S Information Technology Co. Ltd. Class A	70,800	121
	Yankershop Food Co. Ltd. Class A	15,660	121
*,1,2	Ocumension Therapeutics	188,000	121
	Baimtec Material Co. Ltd. Class A	15,841	121
	Huada Automotive Technology Corp. Ltd. Class A	21,700	121
*	InventisBio Co. Ltd. Class A	40,658	121
	Ningbo TIP Rubber Technology Co. Ltd. Class A	12,200	121
	China Zhenhua Group Science & Technology Co. Ltd. Class A	19,800	120
*	China Enterprise Co. Ltd. Class A	358,800	120
	Shenzhen Click Technology Co. Ltd. Class A	59,700	120
	Zhongmin Energy Co. Ltd. Class A	152,200	120
*	Harbin Pharmaceutical Group Co. Ltd. Class A	137,700	120
*	Shenma Industry Co. Ltd. Class A	127,900	120
	Ningbo Zhoushan Port Co. Ltd. Class A	231,400	119
	People.cn Co. Ltd. Class A	47,600	119
	CMST Development Co. Ltd. Class A	169,900	119
	Anhui Expressway Co. Ltd. Class A	47,200	119
	Jiangsu Cnano Technology Co. Ltd. Class A	23,558	119
*	Qi An Xin Technology Group Inc. Class A	29,697	119
*	Suzhou Jinfu Technology Co. Ltd. Class A	188,900	119
	Jizhong Energy Resources Co. Ltd. Class A	167,750	118
	Tayho Advanced Materials Group Co. Ltd. Class A	70,000	118
*	Farasis Energy Gan Zhou Co. Ltd. Class A	78,204	118
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	68,700	118
	Zhejiang Dongri Class A	27,200	118
	LexinFintech Holdings Ltd. ADR	80,306	117
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	74,500	117
*	Guosheng Securities Inc. Class A	65,600	117
	Jiangsu Guomao Reducer Co. Ltd. Class A	60,300	117
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	36,300	117
	Nanjing Tanker Corp. Class A	216,800	117
	Lao Feng Xiang Co. Ltd. Class A	21,700	116
	Hangzhou Shunwang Technology Co. Ltd. Class A	43,600	116
*	Sichuan Hexie Shuangma Co. Ltd. Class A	37,000	116
	Xianhe Co. Ltd. Class A	39,900	116
*	Nuode New Materials Co. Ltd. Class A	95,990	116
	Shanghai Moons' Electric Co. Ltd. Class A	15,900	116
	Xiamen Port Development Co. Ltd. Class A	91,400	116
	Shanghai Pudong Construction Co. Ltd. Class A	150,100	115
	Wuchan Zhongda Group Co. Ltd. Class A	154,600	115
	Xiamen Xiangyu Co. Ltd. Class A	116,103	115
	Sineng Electric Co. Ltd. Class A	31,220	115
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	13,744	115
	China CAMC Engineering Co. Ltd. Class A	84,700	114
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	95,414	114
	China World Trade Center Co. Ltd. Class A	39,900	114
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	162,200	114
	Sinoma International Engineering Co. Class A	96,700	114
	Xi'an Bright Laser Technologies Co. Ltd. Class A	9,479	114
*	Dalian Bio-Chem Co. Ltd. Class A	61,500	114
	Essence Fastening Systems Shanghai Co. Ltd. Class A	12,180	114

		Shares	Market Value ($000)
	Shanghai Bailian Group Co. Ltd. Class B	193,500	113
	By-health Co. Ltd. Class A	73,300	113
*	ApicHope Pharmaceutical Group Co. Ltd.	21,700	113
	Ningbo Yongxin Optics Co. Ltd. Class A	8,700	113
*	Sinocelltech Group Ltd. Class A	22,616	113
	Gansu Yasheng Industrial Group Co. Ltd. Class A	252,600	113
	Chengdu Sino Microelectronics Technology Co. Ltd. Class A	30,631	113
	Skshu Paint Co. Ltd. Class A	32,188	112
	Opple Lighting Co. Ltd. Class A	43,600	112
	Luxi Chemical Group Co. Ltd. Class A	60,000	112
*	Shanghai Vital Microtech Co. Ltd.	29,128	112
[2]	Zhou Hei Ya International Holdings Co. Ltd.	672,500	112
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	59,192	112
	Nanjing Pharmaceutical Group Co. Ltd.	149,700	112
	Guangzhou Development Group Inc. Class A	118,600	112
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	22,249	112
	Skyworth Digital Co. Ltd. Class A	79,300	111
	Shanghai Chinafortune Co. Ltd. Class A	56,500	111
	Digital China Group Co. Ltd. Class A	31,080	111
*	Hytera Communications Corp. Ltd. Class A	90,200	110
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	155,740	110
	Beijing Easpring Material Technology Co. Ltd. Class A	17,900	110
	Shanxi Coking Co. Ltd. Class A	205,090	110
	Amoy Diagnostics Co. Ltd. Class A	42,200	109
	Sansteel Minguang Co. Ltd. Fujian Class A	226,000	109
	SPIC Green Energy Co. Ltd. Class A	135,100	109
	Zhongshan Public Utilities Group Co. Ltd. Class A	66,700	109
*	IReader Technology Co. Ltd. Class A	33,200	109
	Unilumin Group Co. Ltd. Class A	144,822	109
	Ming Yuan Cloud Group Holdings Ltd.	636,000	109
	Bestway Marine & Energy Technology Co. Ltd. Class A	118,400	109
	Levima Advanced Materials Corp. Class A	39,400	109
*	Hainan Haide Capital Management Co. Ltd. Class A	119,045	109
	Xiamen Bank Co. Ltd. Class A	94,700	109
	Wuxi Rural Commercial Bank Co. Ltd. Class A	130,400	109
	State Grid Yingda Co. Ltd. Class A	144,300	109
	Fujian Dongbai Group Co. Ltd. Class A	78,100	109
	Weifu High-Technology Group Co. Ltd. Class B	70,000	108
	Weifu High-Technology Group Co. Ltd. Class A	40,800	108
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	190,700	108
*	GoodWe Technologies Co. Ltd. Class A	11,784	108
	China TransInfo Technology Co. Ltd. Class A	91,100	107
	Liuzhou Iron & Steel Co. Ltd. Class A	175,200	107
	China South Publishing & Media Group Co. Ltd. Class A	65,600	107
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	49,800	107
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	20,800	107
	Fujian Expressway Development Co. Ltd. Class A	198,000	107
	MotoMotion China Corp. Class A	19,110	107
*,2	JS Global Lifestyle Co. Ltd.	589,000	106
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	59,110	106
	Tinergy Chemical Co. Ltd. Class A	154,425	106
	Henan Zhongyuan Expressway Co. Ltd. Class A	186,600	106
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	34,176	106
	Chinalin Securities Co. Ltd. Class A	48,700	106
	Beijing Dahao Technology Corp. Ltd. Class A	52,800	106
	Huali Industrial Group Co. Ltd. Class A	20,079	106
	Huadian Heavy Industries Co. Ltd. Class A	118,300	106
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	56,271	105
	Apeloa Pharmaceutical Co. Ltd. Class A	35,000	105
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	32,000	105
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	35,400	105
	TangShan Port Group Co. Ltd. Class A	145,900	105
	Sino-Platinum Metals Co. Ltd. Class A	38,532	105
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	121,400	105
	Guodian Nanjing Automation Co. Ltd. Class A	63,660	105
	Rizhao Port Co. Ltd. Class A	254,400	105
	Oppein Home Group Inc. Class A	20,173	104
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	403,700	104
	Kaishan Group Co. Ltd. Class A	40,700	104
*	Bohai Leasing Co. Ltd. Class A	154,100	104

		Shares	Market Value ($000)
	Sealand Securities Co. Ltd. Class A	182,770	104
	Jason Furniture Hangzhou Co. Ltd. Class A	27,880	104
	Xinjiang Joinworld Co. Ltd. Class A	78,200	104
	Jiangxi Hongcheng Environment Co. Ltd. Class A	75,300	104
	SPIC Hydropower Co. Ltd. Class A	55,600	104
	Sino GeoPhysical Co. Ltd. Class A	24,000	103
	Fujian Star-net Communication Co. Ltd. Class A	26,780	103
	Bank of Qingdao Co. Ltd. Class A	118,500	103
	Transfar Zhilian Co. Ltd. Class A	143,400	103
*	Ruyi Film Holding Co. Ltd. Class A	80,000	103
	Anhui Guangxin Agrochemical Co. Ltd. Class A	65,240	103
	Wuxi Paike New Materials Technology Co. Ltd. Class A	9,100	103
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	14,288	103
	Jiangsu Changbao Steeltube Co. Ltd. Class A	111,900	103
*	Jiangsu General Science Technology Co. Ltd. Class A	171,500	103
	Guangdong Mingyang Electric Co. Ltd. Class A	18,100	103
	Chow Tai Seng Jewellery Co. Ltd. Class A	53,400	102
	Heilongjiang Agriculture Co. Ltd. Class A	55,600	102
	Zhuhai Port Co. Ltd. Class A	136,800	102
	Jade Bird Integrated Technologies Co. Ltd.	85,665	102
	Innovation New Material Technology Co. Ltd. Class A	183,300	102
	Ningbo Boway Alloy Material Co. Ltd. Class A	41,500	102
	STO Express Co. Ltd. Class A	48,400	101
*	BGI Genomics Co. Ltd. Class A	17,900	101
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	85,000	101
	Digiwin Co. Ltd. Class A	20,100	101
	Huaihe Energy Group Co. Ltd. Class A	195,800	101
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	92,600	101
	BBMG Corp. Class H	1,331,000	100
	Sichuan Jiuzhou Electric Co. Ltd. Class A	58,300	100
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	33,300	100
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	63,300	100
	Shenzhen Hopewind Electric Co. Ltd. Class A	23,900	100
*	Shandong Iron & Steel Co. Ltd. Class A	483,900	100
	Shenzhen Mason Technologies Co. Ltd. Class A	60,900	100
	Henan Lingrui Pharmaceutical Co. Class A	29,500	100
	BBMG Jidong Cement Group Co. Ltd. Class A	182,800	99
	Fangda Carbon New Material Co. Ltd. Class A	128,935	99
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	41,200	99
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	34,500	99
	Jinghua Pharmaceutical Group Co. Ltd. Class A	98,800	99
*	Gosuncn Technology Group Co. Ltd. Class A	143,400	99
	NYOCOR Co. Ltd. Class A	103,900	99
*	C*Core Technology Co. Ltd. Class A	28,050	99
	Keli Sensing Technology Ningbo Co. Ltd. Class A	13,200	99
	Digital China Information Service Co. Ltd. Class A	59,300	98
	Inner Mongolia Berun Chemical Co. Ltd. Class A	110,100	98
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	122,800	98
	Guangdong Topstar Technology Co. Ltd. Class A	22,300	98
	Chengdu Leejun Industrial Co. Ltd. Class A	84,700	98
	Sichuan Development Lomon Co. Ltd. Class A	77,900	98
*	Zhewen Interactive Group Co. Ltd. Class A	84,600	98
*	Sanwei Holding Group Co. Ltd. Class A	88,600	98
*	Alpha Group Class A	79,000	97
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	82,800	97
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	445,600	97
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	246,100	97
	Zhejiang Supor Co. Ltd. Class A	14,795	96
*	Beijing Global Safety Technology Co. Ltd. Class A	32,700	96
	Keboda Technology Co. Ltd. Class A	15,297	96
	Southwest Securities Co. Ltd. Class A	155,100	96
	Sinosoft Co. Ltd. Class A	46,232	96
*	Greatoo Intelligent Equipment Inc. Class A	131,600	96
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	110,989	96
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	40,600	96
	Kailuan Energy Chemical Co. Ltd. Class A	113,300	96
	Jianshe Industry Group Yunnan Co. Ltd. Class A	33,500	96
*	Tibet Tianlu Co. Ltd. Class A	92,100	95
	Beibuwan Port Co. Ltd. Class A	51,700	95
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	23,240	95

		Shares	Market Value ($000)
	Guizhou Chanhen Chemical Corp. Class A	18,600	95
	Kunshan Dongwei Technology Co. Ltd. Class A	12,502	95
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	74,800	95
	Huangshan Tourism Development Co. Ltd. Class B	138,226	94
	Luoniushan Co. Ltd. Class A	120,110	94
	Shenzhen Aisidi Co. Ltd. Class A	63,700	94
*	Angang Steel Co. Ltd. Class A	308,400	94
	China Merchants Property Operation & Service Co. Ltd. Class A	70,330	94
	Shengda Resources Co. Ltd. Class A	25,100	94
*	Merit Interactive Co. Ltd. Class A	26,800	94
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	6,783	94
*	Tibet Mineral Development Co. Ltd. Class A	28,600	94
*	Hainan Haiyao Co. Ltd. Class A	107,400	94
	Shanghai Beite Technology Co. Ltd. Class A	16,300	94
*	Offcn Education Technology Co. Ltd. Class A	297,600	93
	Jiangsu Guotai International Group Co. Ltd. Class A	78,800	93
*	Shenzhen Ysstech Info-tech Co. Ltd. Class A	44,500	93
*	Anyang Iron & Steel Inc. Class A	348,700	93
	Tianneng Battery Group Co. Ltd. Class A	27,768	93
	BOE Varitronix Ltd.	184,527	92
	Beijing Ultrapower Software Co. Ltd. Class A	72,800	92
	PhiChem Corp. Class A	19,700	92
	DBG Technology Co. Ltd. Class A	33,200	92
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	11,020	92
	Porton Pharma Solutions Ltd. Class A	39,997	92
*	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	121,900	92
	Chengdu Hi-tech Development Co. Ltd. Class A	16,900	92
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	48,200	91
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	86,500	91
	Shenzhen Senior Technology Material Co. Ltd. Class A	46,113	91
	China Railway Materials Co. Ltd. Class A	244,900	91
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	32,498	91
	Citic Offshore Helicopter Co. Ltd. Class A	42,500	91
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	88,500	91
	Era Co. Ltd. Class A	158,700	90
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	14,323	90
*	Beijing Relpow Technology Co. Ltd. Class A	25,500	90
	Shanghai SMI Holding Co. Ltd. Class A	162,900	90
	Shanghai Datun Energy Resources Co. Ltd. Class A	70,700	90
	Shenzhen Gongjin Electronics Co. Ltd. Class A	41,300	89
	Zhefu Holding Group Co. Ltd. Class A	130,600	89
*	NavInfo Co. Ltd. Class A	89,500	89
*	Foshan Nationstar Optoelectronics Co. Ltd. Class A	95,689	89
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	38,500	89
	Aotecar New Energy Technology Co. Ltd. Class A	234,200	89
	Sinotruk Jinan Truck Co. Ltd. Class A	25,900	89
*	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	33,700	89
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	37,100	89
*	Chengdu CORPRO Technology Co. Ltd. Class A	41,800	89
	Shandong WIT Dyne Health Co. Ltd. Class A	23,200	89
*	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	21,427	89
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	41,500	89
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	18,657	88
*	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	127,300	88
	Hengbao Co. Ltd. Class A	57,700	88
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	34,965	88
	Shantui Construction Machinery Co. Ltd. Class A	52,700	88
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	27,000	88
	Baoji Titanium Industry Co. Ltd. Class A	21,028	88
*	Guangdong DFP New Material Group Co. Ltd.	180,000	88
	Ferrotec Anhui Technology Development Co. Ltd. Class A (XSEC)	20,000	88
	Sonoscape Medical Corp. Class A	29,000	87
	Xiamen ITG Group Corp. Ltd. Class A	100,000	87
*	Risen Energy Co. Ltd. Class A	62,100	87
	Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	43,000	87
	Zhejiang Runtu Co. Ltd. Class A	42,200	86
	Shandong Publishing & Media Co. Ltd. Class A	77,700	86
*	Beijing United Information Technology Co. Ltd. Class A	30,196	86
	BrightGene Bio-Medical Technology Co. Ltd. Class A	17,564	86
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	75,301	86

		Shares	Market Value ($000)
*	China Sports Industry Group Co. Ltd. Class A	81,200	86
*	Transwarp Technology Shanghai Co. Ltd. Class A	6,399	86
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	23,100	86
	China National Accord Medicines Corp. Ltd. Class A	27,170	85
	Xuji Electric Co. Ltd. Class A	25,200	85
*,1	Yeahka Ltd.	135,200	85
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	117,500	85
	Shenzhen Noposin Crop Science Co. Ltd. Class A	62,000	85
	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	59,400	85
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	15,774	85
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	32,800	85
*	Maccura Biotechnology Co. Ltd. Class A	62,700	84
*	HyUnion Holding Co. Ltd. Class A	97,200	84
	Jiangsu Linyang Energy Co. Ltd. Class A	97,800	84
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	76,840	84
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	112,400	84
	Lingyun Industrial Corp. Ltd. Class A	64,090	84
	Explosive Co. Ltd. Class A	59,500	84
*	Zhejiang Yongtai Technology Co. Ltd. Class A	30,900	83
	China Tianying Inc. Class A	112,100	83
*	5I5J Holding Group Co. Ltd. Class A	248,654	83
	Lakala Payment Co. Ltd. Class A	35,140	83
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	42,800	83
	Sansure Biotech Inc. Class A	36,489	83
	Beyondsoft Corp. Class A	60,700	83
	XGD Inc. Class A	28,300	83
*	Vanchip Tianjin Technology Co. Ltd. Class A	23,217	83
	Zhejiang Zhaolong Interconnect Technology Co. Ltd. Class A	17,160	83
	Changzhou Qianhong Biopharma Co. Ltd. Class A	81,300	82
	Shandong Bohui Paper Industrial Co. Ltd. Class A	112,100	82
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	56,280	82
	Ningbo Xusheng Group Co. Ltd. Class A	48,438	82
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	79,000	82
	Liaoning Energy Industry Co. Ltd. Class A	170,700	82
*	Bio-Thera Solutions Ltd. Class A	32,280	82
	Anhui Kouzi Distillery Co. Ltd. Class A	26,300	81
	Biem.L.Fdlkk Garment Co. Ltd. Class A	21,000	81
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	46,400	81
*	Wangfujing Group Co. Ltd. Class A	51,900	81
	Wuxi NCE Power Co. Ltd. Class A	11,250	81
	Foryou Corp. Class A	21,600	81
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	12,220	81
	Shenzhen Heungkong Holding Co. Ltd. Class A	171,300	81
	Toly Bread Co. Ltd. Class A	125,000	80
	Zhejiang Wanma Co. Ltd. Class A	52,100	80
*	China Express Airlines Co. Ltd. Class A	81,473	80
	China Automotive Engineering Research Institute Co. Ltd. Class A	37,000	80
*	Easyhome New Retail Group Co. Ltd.Class A	238,400	80
	Jinlei Technology Co. Ltd. Class A	25,300	80
	Changzheng Engineering Technology Co. Ltd. Class A	25,100	80
*	Shanghai STEP Electric Corp. Class A	48,900	80
	IKD Co. Ltd. Class A	39,200	79
	Shanghai Jahwa United Co. Ltd. Class A	28,900	79
	Innuovo Technology Co. Ltd. Class A	62,800	78
	Fibocom Wireless Inc. Class A	25,398	78
	Arcsoft Corp. Ltd. Class A	15,815	78
	Southern Publishing & Media Co. Ltd. Class A	44,000	78
	Insigma Technology Co. Ltd. Class A	75,100	78
	Fujian Sunner Development Co. Ltd. Class A	31,200	77
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	49,700	77
	Beijing Jetsen Technology Co. Ltd. Class A	102,600	77
	Sichuan Yahua Industrial Group Co. Ltd. Class A	29,700	77
*	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	49,790	77
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	22,535	77
*,2	AInnovation Technology Group Co. Ltd. Class H	159,000	77
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	31,200	77
	YGSOFT Inc. Class A	92,102	76
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	64,500	75
*	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	19,700	75
	Shenzhen Topband Co. Ltd. Class A	49,300	75

		Shares	Market Value ($000)
*	Shanghai Milkground Food Tech Co. Ltd. Class A	22,100	75
	China Kings Resources Group Co. Ltd. Class A	31,556	75
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	14,200	75
	Tasly Pharmaceutical Group Co. Ltd. Class A	31,400	75
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	22,778	75
*	Business-intelligence of Oriental Nations Corp. Ltd. Class A	37,500	74
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	27,200	74
*	Eternal Asia Supply Chain Management Ltd. Class A	108,900	74
*	Visionox Technology Inc. Class A	72,298	74
	Chongqing Water Group Co. Ltd. Class A	117,945	74
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	100,400	74
	Guangdong Electric Power Development Co. Ltd. Class A	89,200	74
	Nanjing Gaoke Co. Ltd. Class A	63,000	74
	Nanjing Cosmos Chemical Co. Ltd. Class A	44,800	74
	FESCO Group Co. Ltd. Class A	36,500	74
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	21,200	74
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	12,635	74
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	56,940	73
	Zhejiang Meida Industrial Co. Ltd. Class A	77,500	73
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	17,800	73
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	48,000	73
	Shandong Dongyue Silicone Material Co. Ltd. Class A	34,600	73
*	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	115,064	73
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	32,600	73
	Jinbei Automotive Co. Ltd. Class A	149,400	73
	Hainan Mining Co. Ltd. Class A	53,900	73
	Harbin Boshi Automation Co. Ltd. Class A	36,142	72
	Hangzhou Robam Appliances Co. Ltd. Class A	30,600	72
	Shanxi Blue Flame Holding Co. Ltd. Class A	69,300	72
	CTS International Logistics Corp. Ltd. Class A	90,900	72
	Shenzhen SED Industry Co. Ltd. Class A	36,000	72
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	46,200	72
	Xiamen King Long Motor Group Co. Ltd. Class A	39,700	72
*	Gemdale Corp. Class A	206,200	71
*	Genimous Technology Co. Ltd. Class A	64,200	71
	INKON Life Technology Co. Ltd. Class A	64,870	71
	Youngy Co. Ltd. Class A	7,800	71
	Jingjin Equipment Inc. Class A	35,880	71
*	Nsing Technologies Inc. Class A	29,700	71
*	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	147,300	71
	Renhe Pharmacy Co. Ltd. Class A	87,200	70
*	Venustech Group Inc. Class A	33,500	70
	Zhejiang Huace Film & Television Co. Ltd. Class A	67,900	70
	Northeast Securities Co. Ltd. Class A	58,700	70
	Weihai Guangwei Composites Co. Ltd. Class A	18,304	70
	Three Squirrels Inc. Class A	26,000	70
	Shenzhen Gas Corp. Ltd. Class A	71,700	70
*	EFORT Intelligent Robot Co. Ltd. Class A	28,792	70
*	Topchoice Medical Corp. Class A	12,598	69
	Beijing Strong Biotechnologies Inc. Class A	39,900	69
*	MLS Co. Ltd. Class A	45,400	69
*	GCL System Integration Technology Co. Ltd. Class A	181,900	69
	Hunan Zhongke Electric Co. Ltd. Class A	33,600	69
*	Fujian Snowman Group Co. Ltd. Class A	39,200	69
	Jiangsu ToLand Alloy Co. Ltd. Class A	16,900	69
	Yantai China Pet Foods Co. Ltd. Class A	14,100	69
	Jiangsu Shagang Co. Ltd. Class A	123,500	68
	INESA Intelligent Tech Inc. Class B	98,400	68
	China Merchants Port Group Co. Ltd. Class A	20,700	68
	CSG Smart Science&Technology Co. Ltd. Class A	46,400	68
*	Tianma Microelectronics Co. Ltd. Class A	71,200	68
	JSTI Group Class A	81,300	68
	Weaver Network Technology Co. Ltd. Class A	12,240	68
	Jiaze Renewables Co. Ltd.	98,900	68
	Guotai Epoint Software Co. Ltd. Class A	24,469	68
	Liaoning Chengda Biotechnology Co. Ltd. Class A	22,888	68
	Yonfer Agricultural Technology Co. Ltd. Class A	32,200	67
	Hainan Strait Shipping Co. Ltd. Class A	66,924	67
	Shanghai Tunnel Engineering Co. Ltd. Class A	79,800	67
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	23,400	67

		Shares	Market Value ($000)
	Hexing Electrical Co. Ltd. Class A	16,700	67
*	Beijing Wandong Medical Technology Co. Ltd. Class A	39,700	67
*	Arctech Solar Holding Co. Ltd. Class A	16,682	67
*	DongFeng Automobile Co. Ltd. Class A	79,200	67
	Guangdong Tapai Group Co. Ltd. Class A	59,300	66
*	Sinopec Oilfield Service Corp. Class H	806,000	66
	Zhejiang Jingu Co. Ltd. Class A	48,800	66
*	Shanxi Meijin Energy Co. Ltd. Class A	123,500	66
	Shandong Dawn Polymer Co. Ltd. Class A	17,200	66
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	39,800	66
*	Roshow Technology Co. Ltd. Class A	72,900	66
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	8,200	66
	Guangdong Marubi Biotechnology Co. Ltd. Class A	15,600	66
*	Beijing BDStar Navigation Co. Ltd. Class A	15,400	65
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	21,700	65
	JiuGui Liquor Co. Ltd. Class A	10,500	65
*	Beijing North Star Co. Ltd. Class A	257,800	65
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	27,400	65
	Hubei Yihua Chemical Industry Co. Ltd. Class A	33,400	65
	Guomai Technologies Inc. Class A	62,300	64
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	72,300	64
	Xinjiang Communications Construction Group Co. Ltd. Class A	40,900	64
*	Top Resource Energy Co. Ltd. Class A	92,000	64
	Wuhu Token Science Co. Ltd. Class A	64,400	63
	Chengzhi Co. Ltd. Class A	66,360	63
	Black Peony Group Co. Ltd. Class A	67,000	63
*	CHN Energy Changyuan Electric Power Co. Ltd. Class A	99,800	63
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	10,000	63
	Hualan Biological Bacterin Inc. Class A	24,200	63
	China Railway Special Cargo Logistics Co. Ltd. Class A	118,500	63
	Shanghai Fortune Techgroup Co. Ltd. Class A	33,100	63
	Hefei Meiya Optoelectronic Technology Inc. Class A	26,260	62
*	Wuhan Fingu Electronic Technology Co. Ltd. Class A	47,700	62
	Shanghai Yaoji Technology Co. Ltd. Class A	22,600	62
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	44,400	62
	Guangdong Advertising Group Co. Ltd. Class A	61,100	62
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	45,700	62
*	JinJian Cereals Industry Co. Ltd. Class A	75,000	62
	Huatu Cendes Co. Ltd. Class A	15,820	62
	Tianjin Benefo Tejing Electric Co. Ltd. Class A	74,600	62
	Yantai Eddie Precision Machinery Co. Ltd. Class A	20,860	61
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	20,400	61
	Caida Securities Co. Ltd. Class A	64,300	61
	Guangdong Construction Engineering Group Co. Ltd. Class A	123,800	61
	Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	28,800	61
	Xinyu Iron & Steel Co. Ltd. Class A	136,500	60
	Songcheng Performance Development Co. Ltd. Class A	64,640	60
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	46,100	60
	Guangdong Goworld Co. Ltd. Class A	32,200	60
	Xinhuanet Co. Ltd. Class A	24,310	60
*	Beijing eGOVA Co. Ltd. Class A	35,592	60
	Jiangsu Huahong Technology Stock Co. Ltd. Class A	25,560	60
	Shaanxi International Trust Co. Ltd. Class A	128,100	59
	Wasu Media Holding Co. Ltd. Class A	56,761	59
	Shanghai Lingang Holdings Corp. Ltd. Class A	44,400	59
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	15,600	59
	Chengdu Kanghua Biological Products Co. Ltd. Class A	8,600	59
	Yangling Metron New Material Inc. Class A	25,200	59
*	Focused Photonics Hangzhou Inc. Class A	33,100	58
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	71,400	58
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	79,300	58
*	Titan Wind Energy Suzhou Co. Ltd. Class A	61,500	58
	Sichuan Swellfun Co. Ltd. Class A	13,300	58
*	Wonders Information Co. Ltd. Class A	78,300	58
	Guangdong Dowstone Technology Co. Ltd. Class A	21,400	58
	Jiangsu Lianyungang Port Co. Ltd. Class A	89,300	58
	Fujian Kuncai Material Technology Co. Ltd. Class A	26,026	58
	Aerospace Hi-Tech Holdings Group Ltd. Class A	27,157	57
	CETC Cyberspace Security Technology Co. Ltd. Class A	26,500	57
	Jafron Biomedical Co. Ltd. Class A	20,770	57

		Shares	Market Value ($000)
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	75,500	57
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	45,300	57
	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	6,000	57
*	Shenzhen Clou Electronics Co. Ltd. Class A	76,800	57
*	Shenzhen Baoming Technology Co. Ltd. Class A	12,200	57
	Shenzhen YHLO Biotech Co. Ltd. Class A	41,793	57
	Nanjing Les Information Technology Co. Ltd. Class A	9,316	57
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	31,500	56
	KPC Pharmaceuticals Inc. Class A	41,500	56
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	36,540	56
	Zhuzhou Kibing Group Co. Ltd. Class A	67,200	56
*	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	54,470	56
	Guoguang Electric Co. Ltd. Class A	45,100	56
*,1	Qunabox Group Ltd.	52,121	56
*	Taiji Computer Corp. Ltd. Class A	25,119	55
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	53,402	55
	Sanquan Food Co. Ltd. Class A	28,160	55
	Fuan Pharmaceutical Group Co. Ltd. Class A	99,300	55
	Wuxi Autowell Technology Co. Ltd. Class A	9,749	55
	Kidswant Digital Technology Co. Ltd. Class A	48,900	55
	Shenzhen Desay Battery Technology Co. Class A	14,891	54
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	40,100	54
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	37,800	54
*	Hiconics Eco-energy Technology Co. Ltd. Class A	68,500	54
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	201,900	53
	Longshine Technology Group Co. Ltd. Class A	32,400	53
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	8,941	53
	Minmetals New Energy Materials Hunan Co. Ltd.	47,026	53
	Shanghai Pret Composites Co. Ltd. Class A	38,400	52
	Jiangling Motors Corp. Ltd. Class A	20,700	52
	Shenzhen Yinghe Technology Co. Ltd. Class A	17,100	52
*	China Aluminum International Engineering Corp. Ltd. Class A	77,600	52
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	24,780	52
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	78,700	52
*	Shenzhen Dynanonic Co. Ltd. Class A	8,184	52
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	60,300	52
*,1	HealthyWay Inc.	193,500	52
*	Sichuan Haite High-tech Co. Ltd. Class A	36,800	51
	Lianhe Chemical Technology Co. Ltd. Class A	22,800	51
	Yotrio Group Co. Ltd. Class A	127,800	51
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	31,000	51
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	44,900	51
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	51,300	51
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	79,633	51
	Tofflon Science & Technology Group Co. Ltd. Class A	28,400	51
*	Oriental Energy Co. Ltd. Class A	61,400	51
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	117,900	51
	Norinco International Cooperation Ltd. Class A	37,300	51
	Gambol Pet Group Co. Ltd. Class A	7,800	51
	CSG Holding Co. Ltd. Class A	86,700	50
*	Ourpalm Co. Ltd. Class A	77,300	50
	Guangzhou Zhiguang Electric Co. Ltd. Class A	31,400	50
	China CYTS Tours Holding Co. Ltd. Class A	46,800	50
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	11,560	50
	Shenzhen Tagen Group Co. Ltd. Class A	99,100	49
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	27,300	49
*	Beijing Jingyuntong Technology Co. Ltd. Class A	108,400	49
*,1	Fenbi Ltd.	1,081,000	49
*	Telling Telecommunication Holding Co. Ltd. Class A	38,600	48
*	Sinocare Inc. Class A	19,800	48
*	Polaris Bay Group Co. Ltd. Class A	54,100	48
	Chongqing Chongbai Technology Group Co. Ltd. Class A	15,300	48
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	21,200	48
	Fujian Boss Software Development Co. Ltd. Class A	34,700	48
	Focus Technology Co. Ltd. Class A	12,090	48
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	97,800	48
	Gaona Aero Material Co. Ltd. Class A	20,320	47
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	141,400	47
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	15,470	47
*	Tibet Urban Development & Investment Co. Ltd. Class A	30,600	47

		Shares	Market Value ($000)
*	CETC Chips Technology Inc. Class A	26,000	47
	Yifan Pharmaceutical Co. Ltd. Class A	30,300	46
	Beijing SL Pharmaceutical Co. Ltd. Class A	55,500	46
	Huafu Fashion Co. Ltd. Class A	82,600	46
	Suzhou Anjie Technology Co. Ltd. Class A	23,400	46
*	China West Construction Group Co. Ltd. Class A	67,200	46
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	13,000	46
	BTG Hotels Group Co. Ltd. Class A	24,600	46
	Windey Energy Technology Group Co. Ltd. Class A	26,300	46
*	LianChuang Electronic Technology Co. Ltd. Class A	44,500	45
	Wuxi Boton Technology Co. Ltd. Class A	15,600	45
	Xiamen Kingdomway Group Co. Class A	21,600	45
	Sunflower Pharmaceutical Group Co. Ltd. Class A	22,500	45
	Yusys Technologies Co. Ltd. Class A	18,080	45
	Edifier Technology Co. Ltd. Class A	29,474	45
	Qinhuangdao Port Co. Ltd. Class A	86,400	45
*	RongFa Nuclear Equipment Co. Ltd. Class A	52,600	45
*	Chengdu Guoguang Electric Co. Ltd. Class A	6,445	45
	ORG Technology Co. Ltd. Class A	59,500	44
	Beijing Originwater Technology Co. Ltd. Class A	84,279	44
*	Dongjiang Environmental Co. Ltd. Class A	86,300	44
*	Hangjin Technology Co. Ltd. Class A	23,800	44
*	Baowu Magnesium Technology Co. Ltd. Class A	25,620	44
	Xi'an Triangle Defense Co. Ltd. Class A	14,100	44
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	12,040	44
*	Vats Liquor Chain Store Management JSC Ltd. Class A	25,800	44
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	105,100	44
	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	14,100	44
	Micro-Tech Nanjing Co. Ltd. Class A	4,101	44
*	TRS Information Technology Corp. Ltd. Class A	21,100	44
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	30,000	43
*	Guangdong Golden Dragon Development Inc. Class A	32,500	43
*	CSSC Science & Technology Co. Ltd. Class A	31,700	43
	Hunan Aihua Group Co. Ltd. Class A	12,000	43
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A	70,800	43
	Hangzhou Dptech Technologies Co. Ltd. Class A	17,400	42
*	Xinjiang Xintai Natural Gas Co. Ltd. Class A	11,000	42
	Shenzhen Microgate Technology Co. Ltd. Class A	20,300	42
	City Development Environment Co. Ltd. Class A	22,100	42
	Three's Co Future Technology Group Co. Ltd. Class A	8,265	42
*	China Reform Health Management & Services Group Co. Ltd. Class A	36,900	42
	Yunnan Energy Investment Co. Ltd. Class A	29,500	42
	Cangzhou Dahua Co. Ltd. Class A	20,800	42
*	China High Speed Railway Technology Co. Ltd. Class A	118,000	41
*	Wondershare Technology Group Co. Ltd. Class A	5,174	41
*	Shanghai AJ Group Co. Ltd. Class A	67,600	41
*	Beijing Capital Development Co. Ltd. Class A	68,400	41
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	22,300	41
	Zhejiang HangKe Technology Inc. Co. Class A	13,287	41
*	CanSino Biologics Inc. Class A	5,480	41
	Pylon Technologies Co. Ltd. Class A	6,304	41
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	30,400	41
*	Youzu Interactive Co. Ltd. Class A	24,100	40
	Suning Universal Co. Ltd. Class A	142,700	40
	Ovctek China Inc. Class A	23,797	40
	Sinofibers Technology Co. Ltd. Class A	11,200	40
	Shanghai Liangxin Electrical Co. Ltd. Class A	29,770	40
*	Shanghai Medicilon Inc. Class A	3,647	40
	Ligao Foods Co. Ltd. Class A	10,500	40
*	Yibin Tianyuan Group Co. Ltd. Class A	46,394	40
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	30,500	40
	Sichuan Injet Electric Co. Ltd. Class A	6,200	40
*,1	XXF Group Holdings Ltd.	687,500	40
*	Beijing North Star Co. Ltd. Class H	442,000	39
	Joyoung Co. Ltd. Class A	29,337	39
	Sunward Intelligent Equipment Co. Ltd. Class A	36,600	39
	Anhui Jinhe Industrial Co. Ltd. Class A	12,400	39
	Zhejiang Communications Technology Co. Ltd. Class A	73,640	39
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	4,500	39
*	Shanghai Runda Medical Technology Co. Ltd. Class A	26,400	39

		Shares	Market Value ($000)
	Chengdu Wintrue Holding Co. Ltd. Class A	21,900	39
*	Qingdao Gaoce Technology Co. Ltd. Class A	32,786	39
*,1	WellCell Holdings Co. Ltd.	1,667,200	39
*	Montnets Cloud Technology Group Co. Ltd. Class A	31,300	38
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	30,100	38
	Guangdong South New Media Co. Ltd. Class A	7,200	38
	Guizhou Gas Group Corp. Ltd. Class A	41,100	38
	Riyue Heavy Industry Co. Ltd. Class A	25,200	38
	Luenmei Quantum Co. Ltd. Class A	43,800	38
*	Shanghai Anlogic Infotech Co. Ltd. Class A	9,264	38
	Cheng De Lolo Co. Ltd. Class A	27,440	37
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	66,600	37
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	18,700	37
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	57,300	37
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	10,300	37
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	39,130	37
	ZWSOFT Co. Ltd. Guangzhou Class A	5,174	37
	Yabao Pharmaceutical Group Co. Ltd. Class A	38,900	37
	Shenzhen Center Power Tech Co. Ltd. Class A	14,000	36
*	Zhuhai Zhumian Group Co. Ltd.	50,900	36
	Nanjing Vazyme Biotech Co. Ltd. Class A	14,071	36
*	Grandjoy Holdings Group Co. Ltd. Class A	107,100	35
	Double Medical Technology Inc. Class A	5,500	35
	Foran Energy Group Co. Ltd. Class A	20,538	35
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	19,900	35
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	21,498	35
	Huafa Industrial Co. Ltd. Zhuhai Class A	93,200	35
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	36,800	35
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	78,300	35
	Zhejiang Hailide New Material Co. Ltd. Class A	43,700	35
	China Science Publishing & Media Ltd. Class A	12,000	35
	Guangzhou Wondfo Biotech Co. Ltd. Class A	13,130	34
	Dian Diagnostics Group Co. Ltd. Class A	12,600	34
	Hongyuan Green Energy Co. Ltd. Class A	14,085	34
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	12,272	34
	Hangzhou Sunrise Technology Co. Ltd. Class A	18,600	34
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	6,900	33
	COFCO Biotechnology Co. Ltd. Class A	46,600	33
	Jinneng Science&Technology Co. Ltd. Class A	49,200	33
	CETC Digital Technology Co. Ltd. Class A	14,352	33
	Ningbo Peacebird Fashion Co. Ltd. Class A	16,600	33
	Beijing Balance Medical Technology Co. Ltd. Class A	2,696	33
*	Anhui Golden Seed Winery Co. Ltd. Class A	28,400	33
*	Shanghai Huayi Group Co. Ltd. Class B	63,200	32
*,3	China South City Holdings Ltd.	2,326,695	32
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	52,580	32
	Shenzhen Leaguer Co. Ltd. Class A	30,200	32
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	46,318	32
	Camel Group Co. Ltd. Class A	26,910	32
	CETC Potevio Science&Technology Co. Ltd. Class A	13,400	31
	Zhejiang Semir Garment Co. Ltd. Class A	34,100	31
	NanJi E-Commerce Co. Ltd. Class A	66,500	31
*	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	41,388	31
*	CGN Nuclear Technology Development Co. Ltd. Class A	32,400	31
*	Topsec Technologies Group Inc. Class A	31,400	31
	Qingdao Haier Biomedical Co. Ltd. Class A	7,538	31
*	Beijing Haixin Energy Technology Co. Ltd. Class A	58,600	30
*	Financial Street Holdings Co. Ltd. Class A	81,700	30
	PharmaBlock Sciences Nanjing Inc. Class A	5,460	30
	Guangzhou Restaurant Group Co. Ltd. Class A	14,140	30
	Qianhe Condiment & Food Co. Ltd. Class A	26,020	30
*	Hoymiles Power Electronics Inc. Class A	2,553	30
*	Daan Gene Co. Ltd. Class A	35,360	29
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	20,800	29
*	Hwa Create Co. Ltd. Class A	15,600	29
	Sino Wealth Electronic Ltd. Class A	9,075	29
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	9,720	29
	Shanghai Haohai Biological Technology Co. Ltd. Class A	6,160	29
*	Shandong Denghai Seeds Co. Ltd. Class A	21,800	28
	Xizang Zhufeng Resources Co. Ltd. Class A	15,000	28

		Shares	Market Value ($000)
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	16,000	28
	Chengdu ALD Aviation Manufacturing Corp. Class A	9,900	28
*	Appotronics Corp. Ltd. Class A	18,165	28
*	B-Soft Co. Ltd. Class A	50,960	27
	Lier Chemical Co. Ltd. Class A	11,340	27
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	14,100	27
*	Xian International Medical Investment Co. Ltd. Class A	43,200	27
	Chengdu RML Technology Co. Ltd. Class A	6,160	27
*	Wencan Group Co. Ltd. Class A	12,900	27
	Huaxia Eye Hospital Group Co. Ltd. Class A	11,200	27
*	Zotye Automobile Co. Ltd. Class A	105,700	27
	Shenzhen Sunline Tech Co. Ltd. Class A	17,900	26
	Keshun Waterproof Technologies Co. Ltd. Class A	36,180	26
	Jiajiayue Group Co. Ltd. Class A	18,300	26
*	Archermind Technology Co. Ltd. Class A	6,110	26
	Eyebright Medical Technology Beijing Co. Ltd. Class A	4,134	26
	Beijing CTJ Information Technology Co. Ltd. Class A	9,720	26
	Sichuan Teway Food Group Co. Ltd. Class A	10,920	25
	Inmyshow Digital Technology Group Co. Ltd. Class A	36,800	25
*	Fushun Special Steel Co. Ltd. Class A	39,900	25
	Sumavision Technologies Co. Ltd. Class A	36,400	24
	Zhejiang Wanliyang Co. Ltd. Class A	28,300	24
	Yixintang Pharmaceutical Group Co. Ltd. Class A	13,700	24
*	Shanying International Holding Co. Ltd. Class A	119,600	24
	Gansu Qilianshan Cement Group Co. Ltd. Class A	31,200	24
*	ADAMA Ltd. Class A	30,100	24
	Shandong Lukang Pharma Class A	21,600	24
	Bafang Electric Suzhou Co. Ltd. Class A	6,076	23
*	KBC Corp. Ltd. Class A	6,258	23
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	10,800	23
	Longhua Technology Group Luoyang Co. Ltd. Class A	17,800	22
	YanTai Shuangta Food Co. Ltd. Class A	32,900	21
	Tongyu Heavy Industry Co. Ltd. Class A	51,500	21
	Lancy Co. Ltd. Class A	9,800	21
	Hangzhou Onechance Tech Corp. Class A	5,800	21
*	Shenzhen Jinjia Group Co. Ltd. Class A	36,400	20
	Huapont Life Sciences Co. Ltd. Class A	30,400	20
	Beijing SuperMap Software Co. Ltd. Class A	11,700	20
	Bear Electric Appliance Co. Ltd. Class A	4,000	20
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	15,600	20
	Suofeiya Home Collection Co. Ltd. Class A	14,600	19
	Lushang Freda Pharmaceutical Co. Ltd. Class A	23,300	19
	Changchun Faway Automobile Components Co. Ltd. Class A	17,310	19
*	Blue Sail Medical Co. Ltd. Class A	20,400	18
	Luyang Energy-Saving Materials Co. Ltd.	16,600	18
	PCI Technology Group Co. Ltd. Class A	23,100	17
*	Red Star Macalline Group Corp. Ltd. Class A	52,250	17
*	Anhui Tatfook Technology Co. Ltd. Class A	14,600	17
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	16,600	17
*	Bright Eye Hospital Group Co. Ltd. Class A	3,600	17
*	World Union Group Inc. Class A	50,700	16
*	North Huajin Chemical Industries Co. Ltd. Class A	22,500	15
*	Client Service International Inc. Class A	9,400	15
	Shandong Head Co. Ltd. Class A	5,200	15
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	9,200	14
	FAWER Automotive Parts Co. Ltd. Class A	21,400	14
*	Guangdong Kinlong Hardware Products Co. Ltd. Class A	6,300	14
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	6,900	14
*	NSFOCUS Technologies Group Co. Ltd. Class A	10,497	12
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	17,400	12
*	Guangdong Great River Smarter Logistics Co. Ltd. Class A	9,800	12
*	Hongbo Co. Ltd. Class A	7,900	12
	Anhui Huaheng Biotechnology Co. Ltd. Class A	4,954	12
*	RiseSun Real Estate Development Co. Ltd. Class A	56,200	9
	Huabao Technology Co. Ltd.	4,200	8
[2]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	15,500	8
*	Gemdale Properties & Investment Corp. Ltd.	586,000	7
*	Dongjiang Environmental Co. Ltd. Class H	27,100	6
*,3	Orient Group Inc. Class A	92,500	5
	Shanghai Haixin Group Co. Class B	3,921	1

		Shares	Market Value ($000)
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	116,700	—
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	158,300	—
*,3	Yango Group Co. Ltd. Class A	100,500	—
*,3	Zhongtian Financial Group Co. Ltd. Class A	245,300	—
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	200,800	—
*,3	Tunghsu Optoelectronic Technology Co. Ltd. Class A	250,736	—
*,3	China Grand Automotive Services Group Co. Ltd. Series A	816,100	—
*,3	Blivex Energy Technology Co. Ltd. Class A	518,200	—
*,3	ChangjiangRunfa Health Industry Co. Ltd. Class A	163,800	—
*,3	China Dili Group	1,288,303	—
			2,696,249
Colombia (0.0%)
	Grupo Cibest SA ADR	85,863	7,944
	Grupo Cibest SA	194,853	5,523
	Interconexion Electrica SA ESP	353,506	3,350
	Ecopetrol SA ADR	129,038	2,164
	Cementos Argos SA	437,761	1,529
	Ecopetrol SA	971,880	824
			21,334
Czech Republic (0.0%)
	CEZ A/S	123,657	7,966
	Komercni banka A/S	54,086	2,708
[2]	Moneta Money Bank A/S	192,284	1,761
	Colt CZ Group SE	16,146	699
	Doosan Skoda Power AS	10,278	244
			13,378
Denmark (0.4%)
	Novo Nordisk A/S Class B	2,706,081	128,002
	DSV A/S	164,973	35,654
	Danske Bank A/S	549,306	31,612
	Vestas Wind Systems A/S	854,055	22,989
	Novonesis (Novozymes) B	307,908	20,052
*	Genmab A/S	54,141	15,584
	Carlsberg A/S Class B	77,193	11,367
*,2	Orsted A/S	380,503	8,483
	Pandora A/S	61,802	7,739
	AP Moller - Maersk A/S Class B	2,872	7,734
	Coloplast A/S Class B	110,798	7,327
*	NKT A/S	43,791	5,977
	Tryg A/S	236,562	5,630
	Ringkjoebing Landbobank A/S	19,518	5,245
	Jyske Bank A/S (Registered)	31,851	5,055
	AL Sydbank	50,926	4,904
	ISS A/S	108,529	4,810
	AP Moller - Maersk A/S Class A	1,794	4,685
	ALK-Abello A/S	105,975	3,625
*	Demant A/S	69,211	2,996
	Royal Unibrew A/S	38,059	2,855
	FLSmidth & Co. A/S	37,988	2,851
*	Zealand Pharma A/S	57,933	2,723
	ROCKWOOL A/S Class B	64,406	2,058
*	Bavarian Nordic A/S	63,903	1,752
*,1	GN Store Nord A/S	104,059	1,570
	Per Aarsleff Holding A/S	14,056	1,565
*,1,2	Netcompany Group A/S	31,271	1,561
	TORM plc Class A	50,602	1,543
	Alm Brand A/S	524,793	1,380
	H Lundbeck A/S	200,916	1,285
	Ambu A/S Class B	114,215	1,277
	Chemometec A/S	15,833	1,057
	D/S Norden A/S	17,575	915
	Schouw & Co. A/S	8,563	819
	UIE plc	8,388	472
*	Gubra A/S	7,053	421
*	Dfds A/S	21,753	417
*	NTG Nordic Transport Group A/S Class A	10,464	411
[2]	Scandinavian Tobacco Group A/S Class A	28,791	320

		Shares	Market Value ($000)
	H Lundbeck A/S Class A	52,636	292
			367,014
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	2,107,877	5,841
	Talaat Moustafa Group	646,341	1,240
	Telecom Egypt Co.	373,125	762
*	Fawry for Banking & Payment Technology Services SAE	1,827,740	678
	EFG Holding SAE	1,212,621	625
			9,146
Finland (0.2%)
	Nordea Bank Abp (XHEL)	2,686,463	54,221
	Nokia OYJ	4,274,011	39,504
	Sampo OYJ Class A (XHEL)	1,977,177	21,891
	Kone OYJ Class B	275,888	15,918
	Wartsila OYJ Abp	415,758	14,099
	Neste OYJ	356,069	12,619
	UPM-Kymmene OYJ	462,424	12,581
	Metso OYJ	633,731	11,862
	Fortum OYJ	376,565	8,561
	Orion OYJ Class B	86,188	8,057
	Elisa OYJ	131,063	5,286
	Stora Enso OYJ Class R	457,554	5,262
	Konecranes OYJ	154,426	4,817
	Kesko OYJ Class B	193,233	4,815
	Valmet OYJ	113,966	3,436
	Mandatum OYJ	352,804	2,417
	Huhtamaki OYJ	60,119	2,144
	Hiab OYJ	27,745	1,886
	Outokumpu OYJ	281,828	1,697
	Tieto OYJ (XEQT)	75,252	1,611
	Kemira OYJ	81,484	1,599
	Nokian Renkaat OYJ	89,666	1,578
	Kalmar OYJ Class B	30,109	1,339
	Sampo OYJ Class A	115,230	1,269
	Lumo Kodit OYJ	103,130	937
	Finnair OYJ	104,131	578
*	Metsa Board OYJ Class B	152,653	518
[2]	Terveystalo OYJ	56,750	495
*,1	QT Group OYJ	12,989	377
*	YIT OYJ	90,924	307
	Tokmanni Group Corp.	17,475	147
*	Revenio Group OYJ	9,706	137
			241,965
France (2.0%)
	Schneider Electric SE	460,434	154,699
	TotalEnergies SE (TQEX)	1,620,579	142,871
	Airbus SE	495,539	116,332
	Safran SA	294,060	115,560
	LVMH Moet Hennessy Louis Vuitton SE	209,659	115,131
	BNP Paribas SA	833,925	105,966
	Sanofi SA	909,956	78,358
	AXA SA	1,347,179	69,824
	Vinci SA	419,239	59,194
	Societe Generale SA	576,615	54,200
	Hermes International SCA	28,676	50,810
*	Air Liquide SA Loyalty Shares	244,631	48,194
	EssilorLuxottica SA	245,779	46,531
	Danone SA	543,873	42,306
	Air Liquide SA (XPAR)	214,704	42,299
*	L'Oreal SA Loyalty Shares	88,693	39,503
	Cie de Saint-Gobain SA	395,801	37,200
	Orange SA	1,869,463	35,710
	L'Oreal SA (XPAR)	80,068	35,662
	Legrand SA	219,639	33,392
	Cie Generale des Etablissements Michelin SCA	569,291	23,011
	Thales SA	78,677	22,398
	Veolia Environnement SA	555,397	22,101
	Publicis Groupe SA	205,078	21,888
	Engie SA (XPAR)	684,975	21,351

		Shares	Market Value ($000)
	Kering SA	60,905	20,103
*	Engie SA Loyalty Shares	640,431	19,963
	Credit Agricole SA	736,659	16,461
	Capgemini SE	137,174	16,305
*	Unibail-Rodamco-Westfield	123,140	15,003
[2]	Euronext NV	78,983	14,442
	Dassault Systemes SE	595,520	13,855
	Pernod Ricard SA	165,862	12,926
	Accor SA	203,013	10,558
	Bureau Veritas SA	320,085	10,240
*	Air Liquide SA	49,873	9,825
	Eiffage SA	63,006	8,955
	Bouygues SA	153,743	8,660
	Carrefour SA	470,964	8,643
	Klepierre SA	175,381	7,966
*,1	Abivax SA	61,715	7,659
	Eurofins Scientific SE	93,058	7,339
	Rexel SA	171,610	7,121
*	L'Oreal SA	15,561	6,931
	SPIE SA	125,284	6,738
	Gaztransport Et Technigaz SA	29,448	6,656
	Edenred SE	187,841	6,185
	SCOR SE	136,109	5,385
	Ipsen SA	27,670	5,347
*	Alstom SA	274,215	5,080
	Getlink SE	236,494	5,045
[2]	Amundi SA	45,134	4,932
	Nexans SA	32,213	4,907
	Renault SA	153,977	4,862
	Dassault Aviation SA	13,290	4,591
*	Air Liquide SA Loyalty Bonus 2025	22,680	4,468
*	L 'Oreal Prime De Fidelite	9,735	4,336
	Elis SA	150,986	4,331
	Sartorius Stedim Biotech	22,396	4,330
	Technip Energies NV	119,688	4,140
[1]	Aeroports de Paris SA	29,639	4,108
*	Engie SA	130,283	4,061
[2]	Ayvens SA	284,945	3,840
*	Vallourec SACA	145,757	3,514
[1]	Teleperformance SE	44,126	3,511
	Gecina SA	37,728	3,268
*	Engie SA (FCHI)	104,838	3,268
	Valeo SE	174,222	3,014
	Arkema SA	43,743	2,979
	BioMerieux	34,293	2,733
	Wendel SE	27,530	2,670
	Covivio SA	41,804	2,552
*	SOITEC	20,420	2,488
[1]	Bollore SE	548,603	2,450
	Sopra Steria Group	10,835	2,300
	Rubis SCA	58,298	2,254
[1]	FDJ UNITED	83,707	2,118
	Exosens SAS	30,416	2,018
	Alten SA	23,163	2,014
	SES SA	289,889	1,925
	Sodexo SA (XPAR)	26,269	1,727
*	Sodexo SA ACT Loyalty Shares	24,013	1,579
*	Forvia SE	134,638	1,391
	JCDecaux SE	51,388	1,346
	Coface SA	72,477	1,323
*	Air France-KLM	88,477	1,236
	Virbac SACA	3,004	1,170
*,1	Exail Technologies SA	7,854	1,131
	IPSOS SA	26,916	1,112
[1]	Vusion	7,118	1,070
	Societe BIC SA	13,438	1,054
	Mercialys SA	76,012	1,054
	ARGAN SA	11,825	1,036
*	Emeis SA	61,315	1,035
*	Eurazeo SE Prime DE Fidelite	17,848	981

		Shares	Market Value ($000)
	Remy Cointreau SA	17,541	980
	Trigano SA	5,573	973
	Pluxee NV	57,222	939
*	ID Logistics Group SACA	2,237	932
	Vivendi SE	493,256	910
*	Clariane SE	192,054	886
	Derichebourg SA	80,293	864
	Vicat SACA	10,825	819
	Carmila SA	40,017	781
	Robertet SA	824	759
	ICADE	33,395	745
	Altarea SCA	6,299	733
	Mersen SA	16,858	726
*	Ubisoft Entertainment SA	100,338	664
*,1	Eutelsat Communications SACA	259,494	614
*	Viridien	5,597	602
	Imerys SA	21,904	596
	SEB SA	8,574	577
*	SEB SA Loyalty Shares	8,479	571
*,1,2	Worldline SA	38,365	546
*	Lisi SA Prime de fidelite	7,370	541
	Opmobility	35,402	526
	LISI SA (XPAR)	6,824	501
	Interparfums SA	16,588	471
	Antin Infrastructure Partners SA	45,783	462
	Television Francaise 1 SA	53,534	439
	Eurazeo SE (XPAR)	7,843	431
	Planisware SA	16,077	430
	Metropole Television SA	30,301	424
	GL Events SACA	10,072	367
	Stef SA	2,269	355
*	Sodexo Inc. (Prime Fidelite 2026)	5,313	349
*,1	OVH Groupe SA	18,940	329
	Etablissements Maurel et Prom SA	34,462	324
*	Nexity SA	37,908	310
	Manitou BF SA	11,911	304
*,2	X-Fab Silicon Foundries SE	37,322	279
[1,2]	Verallia SA	13,133	276
	Peugeot Invest SA	3,879	254
*,1	Eramet SA	5,023	251
*	Sodexo Prime De Fidelite 2027	3,648	240
[1,2]	Elior Group SA	93,843	230
	Quadient SA	14,506	227
	Fnac Darty SA	5,650	225
*,1	Voltalia SA (Registered)	27,548	222
	Lagardere SA	10,383	215
*	Abivax SA ADR	1,603	200
*	Sodexo Inc.	3,018	198
*	Sodexo Prime De Fidelite	2,960	195
	Wavestone	4,879	183
	Beneteau SACA	26,101	181
*	Eurazeo SE-PF- 2027	3,015	166
*	SEB SA (XPAR)	2,447	165
	North Atlantic Energies	1,554	120
*	SEB SA N PF 28 Share	1,436	97
	Equasens	2,364	89
			1,939,902
Germany (1.8%)
	Siemens AG (Registered)	622,916	204,096
	SAP SE	875,621	160,497
	Allianz SE (Registered)	319,037	158,913
	Siemens Energy AG	641,165	109,539
	Deutsche Telekom AG (Registered)	2,895,661	89,363
	Infineon Technologies AG	1,113,524	79,910
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	109,852	65,988
	Deutsche Bank AG (Registered)	1,471,651	54,166
	Deutsche Post AG	780,792	52,158
	Rheinmetall AG	38,893	51,415
	Deutsche Boerse AG	156,245	47,064

		Shares	Market Value ($000)
	Bayer AG (Registered)	846,062	46,953
	BASF SE	762,357	44,258
	E.ON SE	1,884,162	40,591
	RWE AG	603,612	39,707
	Mercedes-Benz Group AG	638,285	34,512
	adidas AG	143,845	26,615
	Daimler Truck Holding AG	433,857	24,539
[1]	Commerzbank AG	561,893	24,506
	Heidelberg Materials AG	110,460	20,564
	MTU Aero Engines AG	47,940	20,100
	Bayerische Motoren Werke AG (XETR)	282,167	19,341
	Fresenius SE & Co. KGaA	368,893	18,960
	Merck KGaA	114,071	18,852
	Vonovia SE	660,092	16,014
	Hannover Rueck SE	52,767	15,210
	Symrise AG	121,274	12,445
[2]	Siemens Healthineers AG	292,036	12,436
	GEA Group AG	151,957	10,795
	Fresenius Medical Care AG	168,930	8,670
[1]	Beiersdorf AG	91,871	8,534
*,1,2	Delivery Hero SE	186,355	8,124
	Continental AG	89,337	7,430
	Brenntag SE	97,065	6,845
	QIAGEN NV	165,457	6,808
*,2	Zalando SE	195,498	6,376
	Talanx AG	47,564	6,322
	Knorr-Bremse AG	51,965	6,180
	HOCHTIEF AG	11,938	6,119
	thyssenkrupp AG	401,311	5,632
[2]	Scout24 SE	62,116	5,325
	Deutsche Lufthansa AG (Registered)	487,130	5,111
	Henkel AG & Co. KGaA (XTER)	61,917	5,073
[1]	Aurubis AG	23,637	4,974
*	Nordex SE	102,594	4,584
	Hensoldt AG	49,062	4,507
[1]	RENK Group AG	74,862	4,155
	AIXTRON SE	93,861	3,959
	Evonik Industries AG	186,441	3,772
	LEG Immobilien SE (XETR)	59,890	3,596
	TUI AG	364,898	3,178
	Nemetschek SE	46,413	3,128
	CTS Eventim AG & Co. KGaA	46,175	3,115
	Rational AG	3,857	3,003
	Bechtle AG	68,838	2,883
	Bilfinger SE	29,549	2,826
*	Puma SE	83,861	2,675
	flatexDEGIRO SE	62,648	2,638
	KION Group AG	57,651	2,609
	Freenet AG	92,818	2,608
*,1	Auto1 Group SE	96,542	2,535
	K&S AG (Registered)	145,858	2,446
[1]	Traton SE	49,016	2,304
[1]	TAG Immobilien AG	143,473	2,293
	Fraport AG Frankfurt Airport Services Worldwide	28,194	2,203
*	Tkms AG& Co. KGaA	20,116	1,916
[2]	DWS Group GmbH & Co. KGaA	21,410	1,806
*	Aumovio SE	39,047	1,803
	Jenoptik AG	41,397	1,794
*	Aroundtown SA	674,162	1,696
	Volkswagen AG	18,733	1,645
	United Internet AG (Registered)	54,979	1,502
	Salzgitter AG	25,023	1,499
*	Wacker Chemie AG	13,334	1,366
	Schaeffler AG	163,006	1,344
*	IONOS Group SE	36,165	1,318
	LANXESS AG	68,906	1,316
[1]	HUGO BOSS AG	29,144	1,280
	Deutz AG	111,076	1,267
[2]	Befesa SA	30,466	1,229
	Krones AG	9,322	1,201

		Shares	Market Value ($000)
	Elmos Semiconductor SE	6,327	1,069
	FUCHS SE	26,647	1,064
*,1,2	Redcare Pharmacy NV	14,271	1,015
[1]	Stroeer SE & Co. KGaA	21,050	964
	Sixt SE (XETR)	11,428	946
[1]	RTL Group SA	25,113	940
	Alzchem Group AG	5,086	906
	Carl Zeiss Meditec AG (Bearer)	25,641	904
*,1	Kontron AG	33,380	863
*,2	Covestro AG (XTER)	12,209	855
*,1	Siltronic AG	8,771	775
	Fielmann Group AG	16,449	771
	Duerr AG	36,322	750
*,2	TeamViewer SE	105,141	734
	Hornbach Holding AG & Co. KGaA	7,338	707
*,1	Gerresheimer AG	22,084	702
*	SMA Solar Technology AG	11,276	692
	Deutsche Wohnen SE	31,622	675
	Atoss Software SE	6,777	660
	KWS Saat SE & Co. KGaA	7,196	595
[1]	Norma Group SE	28,237	595
*,1	Evotec SE	139,635	549
	CANCOM SE	19,500	539
	Indus Holding AG	14,647	537
	Springer Nature AG & Co. KGaA	24,866	530
	Schott Pharma AG & Co. KGaA	20,796	528
	Wacker Neuson SE	19,702	498
	1&1 AG	21,463	490
[1]	Dermapharm Holding SE	10,219	483
[1]	GFT Technologies SE	17,423	460
[1]	Nagarro SE	5,171	457
	Pfeiffer Vacuum Technology AG	2,351	444
	Ottobock SE & Co. KGaA	6,763	439
*	CECONOMY AG (XETR)	88,663	435
	Eckert & Ziegler SE	27,282	429
[1]	Vossloh AG	6,355	428
*	Suedzucker AG	32,203	421
*	Verbio SE	11,739	392
*	HelloFresh SE	98,648	389
	Friedrich Vorwerk Group SE	4,974	378
*,1,2	Deutsche Pfandbriefbank AG	92,188	364
	Wuestenrot & Wuerttembergische AG	19,492	328
*,1	Grand City Properties SA	25,822	289
[1]	Deutsche Beteiligungs AG	11,691	286
[1]	PNE AG	22,378	273
*,1	Hypoport SE	2,713	258
[1]	Energiekontor AG	5,707	226
	GRENKE AG	16,366	222
	Secunet Security Networks AG	980	203
	Deutsche EuroShop AG	9,463	201
	Stabilus SE	12,023	200
*,1	Douglas AG	20,475	190
	ProSiebenSat.1 Media SE	45,057	189
	PATRIZIA SE	20,904	176
	Kloeckner & Co. SE	10,544	151
	SUSS MicroTec SE	1,635	142
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	16,189	141
	Adesso SE	2,053	139
	Pfisterer Holding SE	1,546	136
*	CECONOMY AG (MUND)	22,507	104
			1,736,255
Greece (0.1%)
	National Bank of Greece SA	759,102	14,204
*	Piraeus Bank SA	1,032,205	12,040
	Eurobank SA	2,252,682	11,641
	Alpha Bank SA	1,349,843	6,693
	Public Power Corp. SA	246,843	6,361
	GEK TERNA SA	68,107	3,565
	Bank of Cyprus Holdings plc	288,434	3,422

		Shares	Market Value ($000)
	Motor Oil Hellas Corinth Refineries SA	46,811	2,750
	JUMBO SA	83,944	2,346
	Allwyn AG	128,416	1,985
	Optima bank SA	149,295	1,809
	Titan SA	24,730	1,488
	Hellenic Telecommunications Organization SA ADR	117,615	1,350
	Cenergy Holdings SA	48,219	1,204
	Hellenic Telecommunications Organization SA	51,553	1,190
*	CrediaBank SA	789,250	912
	HELLENiQ ENERGY Holdings SA	51,576	771
	Holding Co. ADMIE IPTO SA	148,326	771
	Viohalco SA	35,271	723
	Athens International Airport SA	53,632	654
	Ballys Intralot SA	477,066	606
*	Athens Water Supply & Sewage Co. SA	39,856	524
*	Aktor SA Holding Co. Technical & Energy Projects	41,023	498
	Aegean Airlines SA	27,412	386
*	LAMDA Development SA	49,170	360
	Piraeus Port Authority SA	5,643	288
	Sarantis SA	15,818	264
	Quest Holdings SA	30,701	254
	Ideal Holdings SA	36,038	251
	Avax SA	60,862	239
*	QUALCO GROUP SA	31,964	211
	Intracom Holdings SA (Registered)	49,931	174
	ElvalHalcor SA	39,249	170
	Fourlis Holdings SA	26,150	123
	Autohellas Tourist & Trading SA	6,052	81
	Ellaktor SA	37,343	55
			80,363
Hong Kong (0.4%)
	AIA Group Ltd.	8,898,182	89,702
	Hong Kong Exchanges & Clearing Ltd.	1,003,224	52,271
	CK Hutchison Holdings Ltd.	2,274,391	21,309
	Techtronic Industries Co. Ltd.	1,204,500	20,236
	BOC Hong Kong Holdings Ltd.	2,988,200	19,872
	Lenovo Group Ltd.	6,458,000	19,750
	Sun Hung Kai Properties Ltd.	1,123,482	17,633
	CLP Holdings Ltd.	1,347,580	13,398
	Link REIT	2,535,588	12,639
	Jardine Matheson Holdings Ltd.	166,462	11,056
	CK Asset Holdings Ltd.	1,764,750	10,749
	Power Assets Holdings Ltd.	1,175,000	8,846
	Hong Kong & China Gas Co. Ltd.	8,696,365	7,785
	Galaxy Entertainment Group Ltd.	1,753,000	7,645
[2]	WH Group Ltd.	6,270,258	6,747
	Hongkong Land Holdings Ltd.	824,400	6,685
	SITC International Holdings Co. Ltd.	1,106,000	5,576
	MTR Corp. Ltd.	1,274,326	5,377
	ASMPT Ltd.	271,022	5,201
	Zijin Gold International Co. Ltd.	330,300	4,995
*	MMG Ltd.	3,722,163	3,995
	CK Infrastructure Holdings Ltd.	496,000	3,956
	Wharf Real Estate Investment Co. Ltd.	1,161,600	3,929
	Sino Land Co. Ltd.	2,816,279	3,836
	Henderson Land Development Co. Ltd.	1,004,896	3,643
	Shenzhou International Group Holdings Ltd.	632,666	3,596
	Sands China Ltd.	1,836,000	3,443
	Swire Pacific Ltd. Class A	261,142	3,316
	AAC Technologies Holdings Inc.	587,500	2,887
[1]	Chow Tai Fook Jewellery Group Ltd.	1,495,800	2,356
	PRADA SpA	426,200	2,341
	Swire Properties Ltd.	760,180	2,315
	PCCW Ltd.	3,019,112	2,263
	Cathay Pacific Airways Ltd.	1,127,090	2,097
	Orient Overseas International Ltd.	107,000	2,092
[2]	Samsonite Group SA	1,106,696	1,992
	Wharf Holdings Ltd.	753,600	1,887
[1]	Xinyi Glass Holdings Ltd.	1,339,000	1,590

		Shares	Market Value ($000)
	First Pacific Co. Ltd.	2,072,613	1,479
	Bank of East Asia Ltd.	684,072	1,453
[2]	BOC Aviation Ltd.	143,700	1,416
	Hang Lung Properties Ltd.	1,501,000	1,395
	Pacific Basin Shipping Ltd.	3,311,000	1,383
	Swire Pacific Ltd. Class B	680,000	1,297
*,1	Duality Biotherapeutics Inc.	51,800	1,204
*,1	New World Development Co. Ltd.	1,183,306	1,038
	Yue Yuen Industrial Holdings Ltd.	568,500	1,029
	Hang Lung Group Ltd.	581,000	1,023
	MGM China Holdings Ltd.	703,600	1,018
	Hysan Development Co. Ltd.	411,000	977
	Kerry Properties Ltd.	384,000	958
	United Laboratories International Holdings Ltd.	842,000	958
[1]	Time Interconnect Technology Ltd.	559,978	939
[1,2]	Budweiser Brewing Co. APAC Ltd.	1,100,500	922
	Dah Sing Financial Holdings Ltd.	142,144	903
	DFI Retail Group Holdings Ltd. (Registered)	227,400	899
*,1	HUTCHMED China Ltd.	381,500	862
*,1,2	FIT Hon Teng Ltd.	1,398,000	836
	Stella International Holdings Ltd.	435,500	809
[1]	CGN Mining Co. Ltd.	2,545,000	787
	Luk Fook Holdings International Ltd.	250,415	785
	Wynn Macau Ltd.	1,072,400	777
*,1	OSL Group Ltd.	512,000	767
	VSTECS Holdings Ltd.	640,000	765
	VTech Holdings Ltd.	113,600	749
*,2	HBM Holdings Ltd.	478,000	742
*,1	Envision Greenwise Holdings Ltd.	1,152,192	705
	Fortune REIT	1,136,923	700
	Johnson Electric Holdings Ltd.	279,250	662
	CTF Services Ltd.	590,150	617
[1]	Cowell e Holdings Inc.	233,000	613
*,1	Bright Smart Securities & Commodities Group Ltd.	708,000	578
	CITIC Telecom International Holdings Ltd.	1,587,500	563
	Prosperity REIT	2,787,000	540
	Softcare Ltd.	119,800	520
*	United Energy Group Ltd.	11,080,000	511
	Dah Sing Banking Group Ltd.	265,537	510
*,1	Vobile Group Ltd.	1,590,000	503
	Shangri-La Asia Ltd.	919,519	485
[3]	Guotai Junan International Holdings Ltd.	1,735,000	467
	Man Wah Holdings Ltd.	1,132,400	455
	Nexteer Automotive Group Ltd.	790,000	423
*,1	Realord Technology Co. Ltd.	468,000	419
*	SJM Holdings Ltd.	1,985,000	402
	Champion REIT	1,323,332	393
	Chow Sang Sang Holdings International Ltd.	254,000	377
	Cafe de Coral Holdings Ltd.	528,000	374
	Vitasoy International Holdings Ltd.	444,332	367
*,1	Insilico Medicine Cayman TopCo	61,000	356
*	Texhong International Group Ltd.	405,500	339
[1]	Nanshan Aluminium International Holdings Ltd.	96,000	333
	NagaCorp Ltd.	719,332	318
[1]	Cirrus Aircraft Ltd.	55,800	312
	KLN Logistics Group Ltd.	402,000	307
	Sunlight REIT	1,032,000	306
	SUNeVision Holdings Ltd.	462,000	285
*	Deep Source Holdings Ltd.	4,290,000	285
*	Mongolian Mining Corp.	309,000	282
[1]	SY Holdings Group Ltd.	309,500	282
*	Melco International Development Ltd.	598,500	281
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,874,000	280
	HKBN Ltd.	357,500	276
	Giordano International Ltd.	1,540,000	275
	China Travel International Investment Hong Kong Ltd.	1,772,000	271
	Huabao International Holdings Ltd.	649,000	270
	SmarTone Telecommunications Holdings Ltd.	426,252	267
*,1	Super Hi International Holding Ltd.	177,900	246
[3]	Jinchuan Group International Resources Co. Ltd.	2,965,000	240

		Shares	Market Value ($000)
*	TVB Ltd.	752,100	229
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	258,000	227
	IGG Inc.	504,000	215
[1]	Value Partners Group Ltd.	688,000	187
	Truly International Holdings Ltd.	1,626,000	176
	Singamas Container Holdings Ltd.	2,810,000	161
*,2	IMAX China Holding Inc.	143,700	152
	Asia Cement China Holdings Corp.	621,500	134
*	Far East Consortium International Ltd.	1,422,000	123
*	CITIC Resources Holdings Ltd.	1,960,000	115
[1]	LK Technology Holdings Ltd.	474,002	89
*	Shun Tak Holdings Ltd.	908,000	59
	C-Mer Medical Holdings Ltd.	384,000	45
			446,083
Hungary (0.0%)
	OTP Bank Nyrt	199,963	29,623
*	MOL Hungarian Oil & Gas plc	358,784	5,137
	Richter Gedeon Nyrt	107,813	4,017
	Magyar Telekom Telecommunications plc	209,897	1,820
	Opus Global Nyrt	425,428	482
*	4iG Nyrt	27,460	152
			41,231
Iceland (0.0%)
	Islandsbanki HF	1,338,522	1,588
[2]	Arion Banki HF	910,889	1,433
	Hagar HF	671,192	649
	Festi HF	233,718	589
	Reitir fasteignafelag hf	560,810	520
*	Alvotech SA	124,610	481
	Heimar HF	1,613,109	449
	Kvika banki HF	2,896,174	321
	Siminn HF	2,785,973	289
	Kaldalon Hf.	1,223,926	260
*	Icelandair Group HF	42,694,098	247
	Skagi Hf	1,478,358	226
	Eimskipafelag Islands HF	110,048	225
	Sjova-Almennar Tryggingar HF	604,301	210
*	Bera HF	1,484,761	180
			7,667
India (1.7%)
	HDFC Bank Ltd.	9,621,780	75,356
	ICICI Bank Ltd.	4,476,907	67,284
	Reliance Industries Ltd.	4,835,457	66,204
	Bharti Airtel Ltd. (XNSE)	2,555,990	52,805
	Infosys Ltd.	2,479,411	29,453
	Mahindra & Mahindra Ltd.	791,540	28,185
	Bajaj Finance Ltd.	2,347,597	28,064
	Axis Bank Ltd.	1,960,951	25,252
	Larsen & Toubro Ltd.	575,504	23,737
	Tata Consultancy Services Ltd.	855,078	21,214
	Kotak Mahindra Bank Ltd.	4,691,090	19,177
	Sun Pharmaceutical Industries Ltd.	909,684	18,967
	Hindustan Unilever Ltd.	756,831	16,660
	Maruti Suzuki India Ltd.	111,166	16,578
	Titan Co. Ltd.	307,003	15,674
	NTPC Ltd.	4,088,347	14,868
	Tata Steel Ltd.	7,053,191	14,034
	Shriram Finance Ltd.	1,215,341	13,320
	UltraTech Cement Ltd.	101,270	12,629
	Hindalco Industries Ltd.	1,229,929	12,603
	HCL Technologies Ltd.	874,923	12,372
	Bharat Electronics Ltd.	3,026,904	12,303
*	Eternal Ltd.	3,832,760	12,147
[2]	Reliance Industries Ltd. GDR	215,065	11,804
	Power Grid Corp. of India Ltd.	3,960,643	11,790
	Adani Ports & Special Economic Zone Ltd.	648,570	11,523
	State Bank of India	1,029,298	11,078
	Asian Paints Ltd.	377,351	10,855
*	Adani Power Ltd.	4,621,944	10,226

		Shares	Market Value ($000)
	Grasim Industries Ltd.	311,154	10,106
	JSW Steel Ltd.	751,192	9,999
	Eicher Motors Ltd.	120,563	9,892
	Nestle India Ltd.	587,992	9,299
	TVS Motor Co. Ltd.	203,084	9,175
[2]	InterGlobe Aviation Ltd.	167,417	9,065
	Tech Mahindra Ltd.	520,657	9,040
	Divi's Laboratories Ltd.	105,006	8,864
	Coal India Ltd.	1,957,045	8,496
	Oil & Natural Gas Corp. Ltd.	3,281,770	8,361
	Jio Financial Services Ltd.	3,072,443	8,257
	Apollo Hospitals Enterprise Ltd.	82,595	7,749
	Tata Motors Ltd.	1,682,319	7,696
	Adani Enterprises Ltd.	242,536	7,647
	Hindustan Aeronautics Ltd.	156,702	7,633
	ITC Ltd.	2,572,943	7,575
	Max Healthcare Institute Ltd.	629,525	7,246
	Cipla Ltd.	468,517	7,231
	Trent Ltd.	228,831	7,207
	Cholamandalam Investment & Finance Co. Ltd.	368,576	7,143
[2]	SBI Life Insurance Co. Ltd.	361,447	7,125
	Bajaj Auto Ltd.	57,461	6,936
	Tata Power Co. Ltd.	1,694,381	6,760
	Bajaj Finserv Ltd.	316,852	6,735
	Torrent Pharmaceuticals Ltd.	124,924	6,709
	Cummins India Ltd.	112,982	6,534
	BSE Ltd.	166,642	6,365
	Dr. Reddy's Laboratories Ltd.	528,135	6,336
	State Bank of India GDR (Registered)	56,855	6,194
	Tata Motors Passenger Vehicles Ltd.	1,730,063	6,158
	Hero MotoCorp Ltd.	108,377	6,118
*	Vedanta Aluminium Metal	1,281,880	6,102
	Tata Consumer Products Ltd.	535,030	6,071
	Federal Bank Ltd.	1,574,462	5,919
	Samvardhana Motherson International Ltd.	3,673,460	5,802
[2]	Laurus Labs Ltd.	294,582	5,608
	Bharat Forge Ltd.	238,918	5,504
	Britannia Industries Ltd.	95,717	5,432
	Indian Hotels Co. Ltd.	680,366	5,267
	Bharat Petroleum Corp. Ltd. (XNSE)	1,571,525	5,252
	Coforge Ltd.	289,743	5,226
	Power Finance Corp. Ltd.	1,171,038	5,205
	Varun Beverages Ltd.	1,121,570	5,197
	Persistent Systems Ltd.	87,922	5,117
	CG Power & Industrial Solutions Ltd.	558,264	5,051
	Bharat Heavy Electricals Ltd.	1,178,722	5,025
	Lupin Ltd.	197,157	4,990
*	Suzlon Energy Ltd.	9,822,313	4,936
[2]	HDFC Asset Management Co. Ltd.	179,610	4,921
*	PB Fintech Ltd.	288,793	4,848
*,2	Avenue Supermarts Ltd.	117,476	4,831
[2]	AU Small Finance Bank Ltd.	439,139	4,820
*	One 97 Communications Ltd.	336,952	4,741
	GE Vernova T&D India Ltd.	103,840	4,702
*	Adani Energy Solutions Ltd.	266,567	4,597
[1]	Infosys Ltd. ADR	381,705	4,592
	Dixon Technologies India Ltd.	31,130	4,581
	Indian Oil Corp. Ltd.	3,080,609	4,516
[2]	HDFC Life Insurance Co. Ltd.	781,737	4,492
*	Indus Towers Ltd.	1,054,542	4,324
	DLF Ltd.	612,860	4,233
	GAIL India Ltd.	2,192,300	4,165
	Polycab India Ltd.	43,023	4,104
	United Spirits Ltd.	255,625	4,062
	Ashok Leyland Ltd.	2,312,190	4,025
	Pidilite Industries Ltd.	237,781	4,015
	Marico Ltd.	438,537	4,001
	REC Ltd.	1,014,989	3,966
	Fortis Healthcare Ltd.	397,627	3,939
	Solar Industries India Ltd.	20,376	3,928

		Shares	Market Value ($000)
	IndusInd Bank Ltd.	368,040	3,903
	Jindal Steel Ltd.	329,093	3,806
*	Adani Green Energy Ltd.	259,306	3,758
	Vedanta Ltd.	1,352,566	3,755
	Info Edge India Ltd.	291,987	3,750
	Aurobindo Pharma Ltd.	225,744	3,737
*	FSN E-Commerce Ventures Ltd.	1,061,664	3,711
	Hitachi Energy India Ltd.	10,990	3,704
	Embassy Office Parks REIT	795,955	3,653
	Godrej Consumer Products Ltd.	324,489	3,639
*	Yes Bank Ltd.	14,957,402	3,568
*	Swiggy Ltd.	1,190,669	3,554
*	Max Financial Services Ltd.	221,563	3,479
[2]	ICICI Lombard General Insurance Co. Ltd.	203,672	3,466
[2]	LTM Ltd.	74,636	3,417
	ABB India Ltd.	42,340	3,230
	Phoenix Mills Ltd.	162,535	3,226
	Hindustan Petroleum Corp. Ltd.	789,655	3,213
	SRF Ltd.	116,113	3,190
	Mphasis Ltd.	129,128	3,178
*	Vodafone Idea Ltd.	23,010,362	3,138
*	IDFC First Bank Ltd.	3,511,138	3,115
	Biocon Ltd.	694,843	3,099
	Ambuja Cements Ltd.	675,619	3,058
	Multi Commodity Exchange of India Ltd.	108,047	3,049
	Radico Khaitan Ltd.	66,836	3,040
	Siemens Ltd.	77,089	3,036
[2]	Sona Blw Precision Forgings Ltd.	372,908	3,006
[2]	Macrotech Developers Ltd.	229,955	2,997
*	Bosch Ltd.	6,905	2,973
	Glenmark Pharmaceuticals Ltd.	125,164	2,930
	Sundaram Finance Ltd.	58,973	2,882
	JSW Energy Ltd.	494,749	2,876
	NHPC Ltd.	3,484,410	2,875
*	Aditya Birla Capital Ltd.	673,835	2,854
	UPL Ltd.	450,163	2,851
	Muthoot Finance Ltd.	85,638	2,798
	APL Apollo Tubes Ltd.	141,706	2,702
	Hyundai Motor India Ltd.	117,276	2,681
	Wipro Ltd.	1,374,295	2,651
	Torrent Power Ltd.	177,116	2,621
	National Aluminium Co. Ltd.	711,431	2,617
	KEI Industries Ltd.	49,943	2,615
	360 ONE WAM Ltd.	218,969	2,602
	Bajaj Holdings & Investment Ltd.	21,859	2,598
	Exide Industries Ltd.	549,866	2,591
	Zydus Lifesciences Ltd.	219,043	2,586
*	Vishal Mega Mart Ltd.	2,289,541	2,570
	NMDC Ltd.	2,873,368	2,563
	Voltas Ltd.	184,042	2,563
	Siemens Energy India Ltd.	75,243	2,547
	MRF Ltd.	1,827	2,542
	Tube Investments of India Ltd.	87,624	2,527
*	GMR Airports Ltd.	2,290,340	2,526
	Godrej Properties Ltd.	113,752	2,510
	Havells India Ltd.	185,493	2,451
*	Delhivery Ltd.	477,005	2,408
	Navin Fluorine International Ltd.	30,082	2,386
	Hindustan Zinc Ltd.	420,487	2,382
	Colgate-Palmolive India Ltd.	108,859	2,368
	Oracle Financial Services Software Ltd.	20,171	2,365
	Mankind Pharma Ltd.	91,185	2,360
[1]	Wipro Ltd. ADR	1,187,604	2,351
	Union Bank of India Ltd.	1,289,981	2,315
	Punjab National Bank	1,946,966	2,299
*	Lenskart Solutions Ltd.	377,953	2,223
	Bank of Baroda	870,940	2,214
[2]	Brookfield India Real Estate Trust	617,406	2,210
	Prestige Estates Projects Ltd.	130,184	2,205
	L&T Finance Ltd.	672,083	2,192

		Shares	Market Value ($000)
	Dabur India Ltd.	487,947	2,155
*	Apar Industries Ltd.	14,255	2,144
	Shree Cement Ltd.	7,844	2,142
	Steel Authority of India Ltd.	1,203,297	2,133
	Alkem Laboratories Ltd.	35,179	2,120
	Oil India Ltd.	439,542	2,118
	Kalyan Jewellers India Ltd.	328,381	2,107
	Ipca Laboratories Ltd.	114,650	2,100
	Mahindra & Mahindra Financial Services Ltd.	517,676	2,092
	Coromandel International Ltd.	94,727	2,059
	WAAREE Energies Ltd.	71,810	2,014
	Piramal Finance Ltd.	92,354	1,988
	Canara Bank	1,515,929	1,984
	Page Industries Ltd.	4,679	1,979
	Welspun Corp. Ltd.	111,716	1,932
	PI Industries Ltd.	66,370	1,913
	Manappuram Finance Ltd.	485,625	1,892
	Jindal Stainless Ltd. (XNSE)	243,493	1,875
	Indian Bank	213,562	1,871
[2]	IndiGrid Infrastructure Trust	995,624	1,865
	UNO Minda Ltd.	149,612	1,850
	Balkrishna Industries Ltd.	70,956	1,839
	JK Cement Ltd.	32,088	1,830
	Lloyds Metals & Energy Ltd.	85,105	1,826
	Blue Star Ltd.	103,315	1,820
	Tata Capital Ltd.	474,270	1,815
	HFCL Ltd.	875,058	1,780
	Oberoi Realty Ltd.	92,630	1,774
[2]	Nippon Life India Asset Management Ltd.	145,577	1,771
	Supreme Industries Ltd.	48,652	1,767
	Redington Ltd.	521,328	1,757
[2]	RBL Bank Ltd.	446,333	1,756
[2]	ICICI Prudential Life Insurance Co. Ltd.	320,189	1,729
	Tata Communications Ltd.	93,452	1,720
*	Ather Energy Ltd.	130,171	1,720
[2]	PNB Housing Finance Ltd. (XNSE)	154,389	1,703
*,2	Billionbrains Garage Ventures Ltd.	831,533	1,693
[2]	Aster DM Healthcare Ltd.	196,293	1,691
	Computer Age Management Services Ltd.	200,742	1,675
	SBI Cards & Payment Services Ltd.	241,840	1,672
[2]	Gland Pharma Ltd.	63,439	1,664
*,2	Krishna Institute of Medical Sciences Ltd.	195,992	1,653
	Petronet LNG Ltd.	561,112	1,650
	Kirloskar Oil Engines Ltd.	71,385	1,638
	Anand Rathi Wealth Ltd.	73,321	1,593
[2]	Bandhan Bank Ltd.	873,019	1,592
	Astral Ltd. (XNSE)	104,483	1,585
	Container Corp. of India Ltd.	286,643	1,578
	Mazagon Dock Shipbuilders Ltd.	61,748	1,541
	Karur Vysya Bank Ltd.	423,755	1,521
	Tata Technologies Ltd.	192,695	1,511
*,2	SAI Life Sciences Ltd.	109,207	1,506
*	Sammaan Capital Ltd.	867,791	1,476
	Crompton Greaves Consumer Electricals Ltd.	540,189	1,472
	LIC Housing Finance Ltd.	267,666	1,467
[2]	Indian Railway Finance Corp. Ltd.	1,564,329	1,461
	Cholamandalam Financial Holdings Ltd.	90,705	1,458
	Hindustan Copper Ltd.	277,123	1,432
	Neuland Laboratories Ltd.	7,134	1,424
	ITC Hotels Ltd.	836,691	1,423
*	Amber Enterprises India Ltd.	18,127	1,414
[2]	Mindspace Business Parks REIT	273,367	1,410
	Jubilant Foodworks Ltd.	305,972	1,406
	Apollo Tyres Ltd.	308,697	1,385
*	Poonawalla Fincorp Ltd.	284,277	1,381
	Schaeffler India Ltd.	32,226	1,377
	Indian Railway Catering & Tourism Corp. Ltd.	267,229	1,371
	Himadri Speciality Chemical Ltd.	173,926	1,368
	CESC Ltd.	788,649	1,367
	Acutaas Chemicals Ltd.	41,662	1,356

		Shares	Market Value ($000)
	Gujarat Fluorochemicals Ltd.	29,351	1,342
[2]	Dr Lal PathLabs Ltd.	66,855	1,335
	Adani Total Gas Ltd.	192,709	1,316
	Ajanta Pharma Ltd.	36,163	1,313
	TD Power Systems Ltd.	110,632	1,310
	HDB Financial Services Ltd.	180,071	1,295
*	Wockhardt Ltd.	62,644	1,287
	Narayana Hrudayalaya Ltd.	60,341	1,283
	KPR Mill Ltd.	114,864	1,263
	Aegis Logistics Ltd.	94,104	1,261
	IIFL Finance Ltd.	197,130	1,257
[2]	PowerGrid Infrastructure Investment Trust	1,203,977	1,254
*	Star Health & Allied Insurance Co. Ltd.	198,989	1,252
[2]	General Insurance Corp. of India	331,782	1,240
	Nuvama Wealth Management Ltd.	64,468	1,218
[2]	Endurance Technologies Ltd.	42,053	1,216
	Dalmia Bharat Ltd.	64,497	1,216
*	LG Electronics India Ltd.	77,589	1,212
	Motilal Oswal Financial Services Ltd.	133,950	1,196
[2]	Sansera Engineering Ltd.	33,440	1,172
	ICICI Prudential Asset Management Co. Ltd.	35,773	1,168
	Thermax Ltd.	25,812	1,165
	Central Depository Services India Ltd.	82,863	1,157
	Bharti Hexacom Ltd.	68,367	1,151
*	MTAR Technologies Ltd.	19,016	1,143
*	Sterlite Technologies Ltd.	194,762	1,138
	AIA Engineering Ltd.	23,200	1,116
	Bharat Dynamics Ltd.	84,909	1,115
	Angel One Ltd.	356,026	1,111
[2]	Cochin Shipyard Ltd.	74,200	1,107
	Kalpataru Projects International Ltd.	80,244	1,084
	Amara Raja Energy & Mobility Ltd.	113,050	1,078
	Great Eastern Shipping Co. Ltd.	76,097	1,077
	Patanjali Foods Ltd.	285,818	1,062
	Global Health Ltd.	70,792	1,043
*	Cartrade Tech Ltd.	36,100	1,029
	Bank of Maharashtra	1,233,433	1,025
	Data Patterns India Ltd.	22,756	1,021
[2]	Premier Energies Ltd.	94,548	1,012
	Gujarat Energy Ltd.	349,865	1,006
	Timken India Ltd.	30,088	992
	Tata Elxsi Ltd.	25,681	991
	GlaxoSmithKline Pharmaceuticals Ltd.	35,560	989
	PG Electroplast Ltd.	153,857	988
*	Usha Martin Ltd.	189,386	984
[2]	Home First Finance Co. India Ltd.	78,743	981
	Indraprastha Gas Ltd.	610,975	973
	Kajaria Ceramics Ltd.	77,490	973
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	59,660	971
	Rail Vikas Nigam Ltd.	410,489	969
	NLC India Ltd.	308,925	964
	Bank of India	666,182	962
	Ramco Cements Ltd.	99,747	960
	ZF Commercial Vehicle Control Systems India Ltd.	37,830	958
	Berger Paints India Ltd.	175,234	955
	Gabriel India Ltd.	62,695	947
	Carborundum Universal Ltd.	84,800	945
	ACC Ltd.	66,359	944
	Granules India Ltd.	108,891	941
*	PTC Industries Ltd.	5,059	941
*	Piramal Pharma Ltd.	457,681	938
	Tamilnad Mercantile Bank Ltd.	104,898	936
	Escorts Kubota Ltd.	28,885	934
	Sundram Fasteners Ltd.	91,221	934
	Kfin Technologies Ltd.	94,934	932
	Deepak Nitrite Ltd.	53,277	928
	City Union Bank Ltd.	428,570	927
	Syrma SGS Technology Ltd.	64,714	927
	Castrol India Ltd.	475,393	923
	Brigade Enterprises Ltd.	150,281	914

		Shares	Market Value ($000)
	Tata Chemicals Ltd.	129,566	914
*	Kaynes Technology India Ltd.	22,911	913
	TVS Holdings Ltd.	5,911	911
	RR Kabel Ltd.	33,398	910
	Aarti Industries Ltd.	177,121	908
	South Indian Bank Ltd.	1,835,425	898
	Linde India Ltd.	12,703	898
	CRISIL Ltd.	19,580	895
	Edelweiss Financial Services Ltd.	739,078	894
*	United Breweries Ltd.	60,085	894
	AWL Agri Business Ltd.	449,696	893
	V-Guard Industries Ltd.	269,459	887
	Firstsource Solutions Ltd.	280,291	887
	Gujarat State Fertilizers & Chemicals Ltd.	529,863	882
	Elgi Equipments Ltd.	145,772	870
*	Bajaj Housing Finance Ltd.	965,817	870
	Five-Star Business Finance Ltd.	150,835	866
	Craftsman Automation Ltd.	8,345	864
	Hexaware Technologies Ltd.	144,881	855
*	Meesho Ltd.	445,006	849
	HEG Ltd.	122,666	845
	KPIT Technologies Ltd.	132,344	830
*	Jaiprakash Power Ventures Ltd.	4,318,797	829
	Zee Entertainment Enterprises Ltd.	688,643	826
*	Arvind Ltd.	153,621	826
	3M India Ltd.	2,267	822
	Grindwell Norton Ltd.	36,670	816
	VA Tech Wabag Ltd.	39,080	810
	Force Motors Ltd.	4,268	800
*	Affle 3i Ltd.	48,053	799
	Motherson Sumi Wiring India Ltd.	1,856,255	790
	Graphite India Ltd.	114,822	789
	NBCC India Ltd.	783,057	777
	JSW Infrastructure Ltd.	235,471	771
	Honeywell Automation India Ltd.	1,906	762
	Housing & Urban Development Corp. Ltd.	371,523	759
*	Schneider Electric Infrastructure Ltd.	53,476	758
*,2	Ujjivan Small Finance Bank Ltd.	1,006,830	757
*	Onesource Speciality Pharma Ltd.	44,645	757
*	Ola Electric Mobility Ltd.	1,867,632	757
[2]	L&T Technology Services Ltd.	20,221	753
[2]	Indian Energy Exchange Ltd.	540,448	749
	Sagility Ltd.	1,626,424	740
*	NTPC Green Energy Ltd.	783,773	739
	Tata Investment Corp. Ltd.	103,720	739
	Cemindia Projects Ltd.	51,366	737
	Shyam Metalics & Energy Ltd.	67,938	735
	Pricol Ltd.	100,651	734
	Aptus Value Housing Finance India Ltd.	267,352	731
	Vijaya Diagnostic Centre Ltd.	51,036	719
	Asahi India Glass Ltd.	78,124	718
	Godfrey Phillips India Ltd.	32,035	717
*	CreditAccess Grameen Ltd.	42,678	712
	Atul Ltd.	10,044	709
	Triveni Turbine Ltd.	111,995	707
	Rainbow Children's Medicare Ltd.	44,059	704
	Indian Renewable Energy Development Agency Ltd.	562,387	704
	Balrampur Chini Mills Ltd.	114,369	702
	Anant Raj Ltd.	107,088	701
*	Inventurus Knowledge Solutions Ltd.	36,017	698
	Ceat Ltd.	19,385	697
	Zen Technologies Ltd.	40,923	697
[2]	IRB InvIT Fund	1,056,404	695
	Astra Microwave Products Ltd.	35,173	686
	Can Fin Homes Ltd.	79,433	683
	CCL Products India Ltd.	56,428	683
*	PVR Inox Ltd.	56,697	672
	HBL Engineering Ltd.	88,483	666
	Natco Pharma Ltd.	68,640	660
	Garware Hi-Tech Films Ltd.	8,795	659

		Shares	Market Value ($000)
*	Inox Wind Ltd.	798,619	653
*	Aadhar Housing Finance Ltd.	124,955	650
	BEML Ltd.	35,434	650
*	Authum Investment & Infrastucture Ltd.	114,774	649
	Jubilant Pharmova Ltd.	64,837	636
*	Godrej Industries Ltd.	45,786	632
	Minda Corp. Ltd.	85,845	631
	Emami Ltd.	150,980	630
	Jubilant Ingrevia Ltd.	81,104	625
	UTI Asset Management Co. Ltd.	65,607	621
	Engineers India Ltd.	264,520	616
	Nava Ltd.	106,179	616
	IRB Infrastructure Developers Ltd.	2,908,586	610
	Netweb Technologies India Ltd.	12,650	600
*	Medplus Health Services Ltd.	80,922	598
	Zydus Wellness Ltd.	98,574	596
	Capri Global Capital Ltd.	244,062	594
	Kirloskar Pneumatic Co. Ltd.	38,174	593
*	Gravita India Ltd.	35,009	593
	Intellect Design Arena Ltd.	77,994	588
	Karnataka Bank Ltd.	196,892	587
	Whirlpool of India Ltd.	69,729	587
	eClerx Services Ltd.	30,280	586
	Mahanagar Gas Ltd.	49,831	585
*	BlackBuck Ltd.	102,888	585
*	Go Digit General Insurance Ltd.	218,628	582
	Aditya Birla Sun Life Asset Management Co. Ltd.	54,661	579
	Garden Reach Shipbuilders & Engineers Ltd.	21,094	575
	Cyient Ltd.	64,270	572
	Kirloskar Brothers Ltd.	29,196	572
	Tilaknagar Industries Ltd.	116,980	570
*	Nazara Technologies Ltd.	158,792	564
*	EID Parry India Ltd.	70,619	562
[2]	Syngene International Ltd.	137,928	558
	Jyothy Labs Ltd.	267,492	558
	Aditya Birla Real Estate Ltd.	37,433	556
*	Azad Engineering Ltd.	23,122	555
[2]	Paradeep Phosphates Ltd.	359,246	554
	Chennai Petroleum Corp. Ltd.	41,434	547
	LMW Ltd.	3,214	544
*	IFCI Ltd.	675,097	542
	Vardhman Textiles Ltd.	87,678	538
	Shaily Engineering Plastics Ltd.	16,768	538
*	Reliance Power Ltd.	2,177,444	534
*	Honasa Consumer Ltd.	113,498	534
*	Rategain Travel Technologies Ltd.	54,794	529
[2]	Metropolis Healthcare Ltd.	85,976	525
*	NMDC Steel Ltd.	1,161,546	524
	JK Tyre & Industries Ltd.	124,719	522
	SJVN Ltd.	723,842	520
	Supreme Petrochem Ltd.	69,473	519
	SPR Auto Technologies Ltd.	11,224	517
*	Bajaj Consumer Care Ltd.	93,726	515
	Godawari Power & Ispat Ltd.	202,468	514
	JSW Dulux Ltd.	16,664	513
	Voltamp Transformers Ltd.	4,883	507
	Poly Medicure Ltd.	28,371	506
	Titagarh Rail System Ltd.	58,220	503
	Strides Pharma Science Ltd.	46,763	502
	Sobha Ltd. (XNSE)	34,251	493
	EIH Ltd.	142,878	490
*	Aavas Financiers Ltd.	34,352	489
	Gillette India Ltd.	6,096	487
	Finolex Cables Ltd.	46,951	486
	Zensar Technologies Ltd.	90,498	482
	NCC Ltd.	323,044	478
*	Vedanta Oil & Gas Ltd.	1,281,880	477
	Jammu & Kashmir Bank Ltd.	288,734	472
*	Indian Overseas Bank	1,325,185	471
	Chambal Fertilisers & Chemicals Ltd.	101,353	466

		Shares	Market Value ($000)
	Procter & Gamble Health Ltd.	6,726	465
*	Vedanta Power Ltd.	1,281,880	464
	Kansai Nerolac Paints Ltd.	222,824	459
*	Jyoti CNC Automation Ltd.	53,897	457
*	KEC International Ltd.	92,787	456
[2]	Eris Lifesciences Ltd.	32,157	456
	Olectra Greentech Ltd.	32,669	453
	Bayer CropScience Ltd.	10,168	451
	Sumitomo Chemical India Ltd.	84,403	451
*,2	Lemon Tree Hotels Ltd.	391,721	449
*	SBFC Finance Ltd.	470,038	445
*	Prime Focus Ltd.	147,759	445
	Praj Industries Ltd.	135,254	442
	Knowledge Realty Trust	355,226	441
	Belrise Industries Ltd.	177,127	439
	Metro Brands Ltd.	40,391	438
	LT Foods Ltd.	100,860	434
	Saregama India Ltd.	78,968	433
	Ratnamani Metals & Tubes Ltd.	17,242	427
	PCBL CHEMICAL Ltd.	128,317	427
*	Cohance Lifesciences Ltd.	95,382	425
	Vesuvius India Ltd.	91,164	424
	Jindal Saw Ltd.	156,942	423
	Shilpa Medicare Ltd.	66,036	423
*	Borosil Renewables Ltd.	72,240	421
	Marksans Pharma Ltd.	154,065	417
	Bata India Ltd.	56,931	415
	Ramkrishna Forgings Ltd.	60,770	415
	Doms Industries Ltd.	17,346	411
	CIE Automotive India Ltd.	95,269	408
	Power Mech Projects Ltd.	15,163	407
	Blue Dart Express Ltd.	7,450	403
*	Devyani International Ltd.	335,108	401
*	India Cements Ltd.	95,665	399
	Elecon Engineering Co. Ltd.	90,939	399
	Birlasoft Ltd.	124,475	395
	KSB Ltd.	43,936	394
	Sudarshan Chemical Industries Ltd.	36,950	393
	Jupiter Life Line Hospitals Ltd.	112,955	393
	Sheela Foam Ltd.	47,802	392
	Trident Ltd.	1,516,554	392
	Chalet Hotels Ltd.	46,053	392
*	Tenneco Clean Air India Ltd.	69,573	392
	Prudent Corporate Advisory Services Ltd.	11,341	391
	Alembic Pharmaceuticals Ltd.	46,523	389
	Caplin Point Laboratories Ltd.	14,678	387
	Shipping Corp. of India Ltd.	125,690	384
	PTC India Ltd.	208,193	383
[2]	New India Assurance Co. Ltd.	209,859	382
*	Sun Pharma Advanced Research Co. Ltd.	175,215	379
	Bikaji Foods International Ltd.	56,318	379
	Gujarat Mineral Development Corp. Ltd.	63,498	376
	Swan Corp. Ltd.	115,723	373
*	Aditya Birla Lifestyle Brands Ltd.	372,364	369
	Sonata Software Ltd.	108,866	368
	Mahindra Lifespace Developers Ltd.	89,451	368
	Care Ratings Ltd.	20,479	367
	JM Financial Ltd.	285,030	365
	Welspun India Ltd.	223,538	365
*	Sterling & Wilson Renewable	170,888	365
*,2	Tejas Networks Ltd.	67,676	364
	Rhi Magnesita India Ltd.	89,401	364
*	Tbo Tek Ltd.	22,709	364
*	Sapphire Foods India Ltd.	186,991	363
	Time Technoplast Ltd.	163,640	358
	Techno Electric & Engineering Co. Ltd.	34,603	355
	DCM Shriram Ltd.	32,710	354
	Archean Chemical Industries Ltd.	64,261	354
[2]	IndiaMart InterMesh Ltd.	18,644	351
*	Gokaldas Exports Ltd.	41,131	351

		Shares	Market Value ($000)
	Happiest Minds Technologies Ltd.	86,649	343
	Gujarat Pipavav Port Ltd.	217,326	342
	CMS Info Systems Ltd.	123,462	341
*	RattanIndia Power Ltd.	3,719,873	339
	GMM Pfaudler Ltd.	36,724	333
	AstraZeneca Pharma India Ltd.	3,876	329
	Orient Electric Ltd.	178,774	327
*	Restaurant Brands Asia Ltd.	466,613	326
	Arvind Fashions Ltd.	69,260	326
	BASF India Ltd.	8,538	325
[2]	KPI Green Energy Ltd.	83,125	325
*	IDBI Bank Ltd.	366,011	321
*,2	Equitas Small Finance Bank Ltd.	407,119	321
	G R Infraprojects Ltd.	34,706	321
	Safari Industries India Ltd.	19,545	319
	Rain Industries Ltd.	136,140	318
	DCB Bank Ltd.	163,334	318
	IIFL Capital Services Ltd.	88,471	313
*	Hindustan Construction Co. Ltd.	1,389,565	312
	Century Plyboards India Ltd.	37,259	312
	Afcons Infrastructure Ltd.	109,812	312
*	Just Dial Ltd.	41,366	311
	EPL Ltd.	133,127	310
	Sarda Energy & Minerals Ltd.	57,184	310
	Sun TV Network Ltd.	57,602	307
	Aarti Pharmalabs Ltd.	43,188	302
	Mrs Bectors Food Specialities Ltd.	138,695	300
	Campus Activewear Ltd.	127,841	298
*	BrainBees Solutions Ltd.	134,153	298
	JK Lakshmi Cement Ltd.	50,162	297
	Concord Biotech Ltd.	19,807	295
	KRBL Ltd.	79,882	294
	Vinati Organics Ltd.	21,487	294
	TSF Investments Ltd.	61,827	293
*	Le Travenues Technology Ltd.	140,998	292
	Finolex Industries Ltd.	169,019	288
	Fine Organic Industries Ltd.	5,648	285
	SKF India Ltd.	17,788	276
	Paisalo Digital Ltd.	370,757	276
	Avanti Feeds Ltd.	29,194	275
[2]	IRCON International Ltd.	206,589	273
*	Embassy Developments Ltd.	425,000	272
	GHCL Ltd.	59,253	272
*	Nuvoco Vistas Corp. Ltd.	74,717	270
	Tega Industries Ltd.	17,268	269
	Action Construction Equipment Ltd.	23,855	268
	Mastek Ltd.	13,582	267
	KNR Constructions Ltd.	207,864	265
	Balaji Amines Ltd.	11,748	263
	JK Paper Ltd.	63,690	261
*,3	Reliance Infrastructure Ltd.	412,542	260
	Sanofi India Ltd.	7,445	259
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	47,988	257
	Clean Science & Technology Ltd.	33,216	255
	Maharashtra Scooters Ltd.	1,874	255
[2]	Godrej Agrovet Ltd.	43,547	254
	Symphony Ltd.	34,853	251
*	TVS Supply Chain Solutions Ltd.	177,181	251
	Alkyl Amines Chemicals Ltd.	13,163	246
	Genus Power Infrastructures Ltd.	74,899	245
*	Transformers & Rectifiers India Ltd.	78,865	245
	Garware Technical Fibres Ltd.	31,580	242
	Suprajit Engineering Ltd.	45,808	242
	Cera Sanitaryware Ltd.	3,753	241
	Birla Corp. Ltd.	25,708	240
	Sanofi Consumer Healthcare India Ltd.	4,933	238
	Bombay Burmah Trading Co.	15,052	236
*	Aditya Birla Fashion & Retail Ltd.	372,364	235
	JBM Auto Ltd.	33,344	230
	Tanla Platforms Ltd.	37,034	228

		Shares	Market Value ($000)
	Westlife Foodworld Ltd.	42,368	225
	Bajaj Electricals Ltd.	64,172	224
*	GMR Power & Urban Infra Ltd.	215,841	224
*	Eureka Forbes Ltd.	47,780	224
*	SignatureGlobal India Ltd.	25,529	219
	ION Exchange India Ltd.	48,802	215
	Pfizer Ltd.	4,150	210
*	Alok Industries Ltd.	1,679,042	210
*	Tata Teleservices Maharashtra Ltd.	501,862	210
	PNC Infratech Ltd.	80,266	207
*	AvenuesAI Ltd.	1,207,451	201
	Anup Engineering Ltd.	8,819	201
	Newgen Software Technologies Ltd.	33,749	197
*	Jupiter Wagons Ltd.	72,009	195
*	Websol Energy System Ltd.	188,480	191
	Central Bank of India Ltd.	586,562	190
	Relaxo Footwears Ltd.	44,286	187
[2]	Quess Corp. Ltd.	53,096	185
	Gateway Distriparks Ltd.	303,103	184
*	Chemplast Sanmar Ltd.	89,858	183
*,3	GSPL Transmission Ltd.	116,621	183
	BLS International Services Ltd.	72,612	182
	RITES Ltd.	80,897	181
	Shakti Pumps India Ltd.	32,760	179
	V-Mart Retail Ltd.	21,612	176
	Mangalore Refinery & Petrochemicals Ltd.	97,251	173
*	Valor Estate Ltd.	146,798	173
	Rallis India Ltd.	74,494	169
	Vedant Fashions Ltd.	38,647	168
	Polyplex Corp. Ltd.	14,297	166
	ISGEC Heavy Engineering Ltd.	18,816	163
*	VIP Industries Ltd.	51,550	161
*	Shree Renuka Sugars Ltd.	702,285	161
	Railtel Corp. of India Ltd.	52,839	158
	Maharashtra Seamless Ltd.	26,258	155
	Electrosteel Castings Ltd.	205,511	152
	TTK Prestige Ltd.	22,000	148
	Texmaco Rail & Engineering Ltd.	125,174	146
	NIIT Learning Systems Ltd.	56,349	141
*	Network18 Media & Investments Ltd.	455,290	141
*	Ashoka Buildcon Ltd.	104,100	132
	NOCIL Ltd.	76,124	131
	AurionPro Solutions Ltd.	15,938	123
*	Raymond Ltd.	19,219	117
	Triveni Engineering & Industries Ltd.	50,317	117
	Raymond Lifestyle Ltd.	15,375	114
	Kaveri Seed Co. Ltd.	13,514	111
[2]	Dilip Buildcon Ltd.	24,359	110
	Thomas Cook India Ltd.	100,656	110
	Galaxy Surfactants Ltd.	4,894	100
*	Zaggle Prepaid Ocean Services Ltd.	46,683	100
	Orient Cement Ltd.	68,547	98
	Cello World Ltd.	26,752	96
*,3	Triveni Power Transmission Ltd.	16,772	96
	Route Mobile Ltd.	16,654	94
*	TeamLease Services Ltd.	6,983	90
*	Jai Balaji Industries Ltd.	128,462	78
*	Rajesh Exports Ltd.	83,961	75
	Vaibhav Global Ltd.	25,010	70
	SJS Enterprises Ltd.	1,615	40
	Emcure Pharmaceuticals Ltd.	1,550	32
*	Allcargo Global Ltd.	158,068	20
	Acme Solar Holdings Ltd.	3,219	12
	Anthem Biosciences Ltd.	1,218	10
	SKF India Industrial Ltd.	301	9
*	Gulshan Chemfill Ltd.	12,483	4
			1,654,124

		Shares	Market Value ($000)
Indonesia (0.1%)
	Bank Central Asia Tbk PT	42,485,620	14,890
	Bank Rakyat Indonesia Persero Tbk PT	57,224,642	9,624
	Bank Mandiri Persero Tbk PT	37,258,164	8,669
	Telkom Indonesia Persero Tbk PT	36,713,040	5,360
	Astra International Tbk PT	14,263,930	4,052
	Bank Negara Indonesia Persero Tbk PT	9,553,160	1,871
*	GoTo Gojek Tokopedia Tbk PT	657,116,740	1,828
	Barito Pacific Tbk PT	16,871,377	1,716
	Merdeka Copper Gold Tbk PT	9,770,900	1,470
*	Amman Mineral Internasional PT	6,217,300	1,408
	Indofood Sukses Makmur Tbk PT	3,566,200	1,381
	United Tractors Tbk PT	1,012,560	1,351
*	Bumi Resources Minerals Tbk PT	43,496,382	1,348
*	Bumi Resources Tbk PT	121,482,465	1,106
	Charoen Pokphand Indonesia Tbk PT	5,958,000	1,091
	Sumber Alfaria Trijaya Tbk PT	11,867,300	873
	ANTAM Persero Tbk PT	5,319,100	848
	Alamtri Resources Indonesia Tbk PT	5,653,300	773
	Indofood CBP Sukses Makmur Tbk PT	1,803,600	699
	Kalbe Farma Tbk PT	15,586,500	626
	Indah Kiat Pulp & Paper Corp. Tbk PT	1,292,100	601
	Perusahaan Gas Negara Persero Tbk PT	6,351,200	529
	XLSMART Telecom Sejahtera Tbk PT	3,450,446	467
*	Petrindo Jaya Kreasi Tbk PT	12,378,300	450
	Unilever Indonesia Tbk PT	4,518,200	441
	Sarana Menara Nusantara Tbk PT	17,292,500	387
	Indosat Tbk PT	3,501,600	368
	Elang Mahkota Teknologi Tbk PT	12,364,300	364
	Medco Energi Internasional Tbk PT	4,933,581	352
	Gudang Garam Tbk PT	330,600	349
	Mitra Keluarga Karyasehat Tbk PT	3,503,400	344
	AKR Corporindo Tbk PT	4,222,200	344
	Vale Indonesia Tbk PT	1,180,144	343
	Alamtri Minerals Indonesia Tbk PT	4,050,900	340
	Pabrik Kertas Tjiwi Kimia Tbk PT	891,800	319
	Cisarua Mountain Dairy Tbk PT	1,236,200	317
	PT TIMAH Persero Tbk PT	1,493,300	314
	Japfa Comfeed Indonesia Tbk PT	2,544,500	304
	Dayamitra Telekomunikasi PT	11,275,900	290
	Medikaloka Hermina Tbk PT	6,352,900	282
	Adaro Andalan Indonesia PT	541,600	279
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,471,700	275
*	Bukalapak.com PT Tbk	39,241,700	257
	Bukit Asam Persero Tbk PT	1,937,900	250
	Bank Syariah Indonesia Persero Tbk PT	2,461,181	249
*	Bank Jago Tbk PT	3,518,500	239
	BFI Finance Indonesia Tbk PT	4,558,800	232
	Tower Bersama Infrastructure Tbk PT	2,764,259	222
*	Bank Tabungan Negara Persero Tbk PT	3,224,980	217
	Mayora Indah Tbk PT	2,290,500	215
	Map Aktif Adiperkasa PT	5,841,700	211
	Ciputra Development Tbk PT	6,511,930	208
*	Siloam International Hospitals Tbk PT	1,650,401	202
	ESSA Industries Indonesia Tbk PT	5,478,700	195
	Jasa Marga Persero Tbk PT	1,257,417	192
	Pakuwon Jati Tbk PT	12,205,800	180
	Summarecon Agung Tbk PT	9,447,166	171
	Indocement Tunggal Prakarsa Tbk PT	655,375	170
*	MNC Digital Entertainment Tbk PT	7,638,286	170
	Semen Indonesia Persero Tbk PT	2,056,694	167
	Avia Avian Tbk PT	9,290,900	167
*	Bumi Serpong Damai Tbk PT	4,606,300	146
	Indo Tambangraya Megah Tbk PT	101,500	139
	Surya Citra Media Tbk PT	11,298,100	130
	Astra Agro Lestari Tbk PT	294,355	112
	Bank BTPN Syariah Tbk PT	1,919,700	106
	Bank Pan Indonesia Tbk PT	2,092,200	104
	MDS Retailing Tbk PT	968,300	84
*	Panin Financial Tbk PT	6,493,900	82

		Shares	Market Value ($000)
	Aspirasi Hidup Indonesia Tbk PT	3,765,500	75
*	Lippo Karawaci Tbk PT	19,524,292	65
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	3,103,700	62
*	Bank Neo Commerce Tbk PT	4,158,400	61
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,217,790	53
*	Media Nusantara Citra Tbk PT	4,372,200	51
*,3	Waskita Karya Persero Tbk PT	9,251,808	—
			74,227
Ireland (0.1%)
	AIB Group plc	1,847,746	21,976
	Bank of Ireland Group plc	837,335	17,584
	Kerry Group plc Class A	145,917	13,931
	Kingspan Group plc	132,839	12,347
	Ryanair Holdings plc	199,634	5,598
	Glanbia plc (XDUB)	157,876	4,191
	Cairn Homes plc (XDUB)	426,619	1,201
*,3	Irish Bank Resolution Corp. Ltd.	14,385	—
			76,828
Israel (0.3%)
*	Teva Pharmaceutical Industries Ltd.	984,876	35,041
	Bank Leumi Le-Israel BM	1,297,858	30,666
	Bank Hapoalim BM	1,154,822	28,037
*	Tower Semiconductor Ltd.	96,770	21,199
	Elbit Systems Ltd.	23,379	18,886
	Israel Discount Bank Ltd. Class A	1,147,528	11,976
	Phoenix Financial Ltd.	205,187	11,505
	Mizrahi Tefahot Bank Ltd.	143,363	10,669
*	Nova Ltd.	26,722	10,619
*	Enlight Renewable Energy Ltd.	122,822	10,424
	Bezeq The Israeli Telecommunication Corp. Ltd.	2,845,488	6,818
	Harel Insurance Investments & Financial Services Ltd.	93,631	5,368
*	Nice Ltd.	49,962	4,868
	Next Vision Stabilized Systems Ltd.	61,349	4,769
*	OPC Energy Ltd.	139,357	4,372
	Azrieli Group Ltd.	33,057	4,364
	Clal Insurance Enterprises Holdings Ltd.	54,525	4,126
*	Camtek Ltd.	23,742	3,283
	Big Shopping Centers Ltd.	14,535	3,267
	Mega Or Holdings Ltd.	19,880	3,229
	First International Bank of Israel Ltd.	39,579	3,056
	ICL Group Ltd.	585,671	2,993
	Tel Aviv Stock Exchange Ltd.	71,871	2,768
	Menora Mivtachim Holdings Ltd.	17,072	2,670
*	Migdal Insurance & Financial Holdings Ltd.	462,114	2,625
	Paz Retail & Energy Ltd.	8,110	2,290
	Shufersal Ltd.	155,750	2,228
	Melisron Ltd.	16,924	2,222
*	Doral Group Renewable Energy Resources Ltd.	91,188	2,055
	Mivne Real Estate KD Ltd.	454,163	2,004
*	Bet Shemesh Engines Holdings 1997 Ltd.	7,058	1,916
	Delek Group Ltd.	69,280	1,829
	Strauss Group Ltd.	45,938	1,740
	Energix-Renewable Energies Ltd.	236,153	1,711
	Shapir Engineering & Industry Ltd.	111,619	1,671
*	Shikun & Binui Ltd.	287,399	1,645
	Partner Communications Co. Ltd.	124,085	1,526
	Meitav Investment House Ltd.	32,195	1,393
*	OY Nofar Energy Ltd.	22,165	1,303
	El Al Israel Airlines	284,158	1,262
	Reit 1 Ltd.	173,548	1,228
*	Fattal Holdings 1998 Ltd.	5,538	1,226
	Alony Hetz Properties & Investments Ltd.	116,065	1,205
	Generation Capital Ltd.	1,285,927	1,185
	Electra Ltd.	29,640	1,154
	Oil Refineries Ltd.	1,808,894	1,154
	FIBI Holdings Ltd.	11,640	1,142
	Amot Investments Ltd.	185,715	1,128
	Kenon Holdings Ltd.	16,085	1,097
	YH Dimri Construction & Development Ltd.	8,890	1,049

		Shares	Market Value ($000)
	Cellcom Israel Ltd.	96,394	1,040
	Matrix IT Ltd.	36,105	1,023
	Max Stock Ltd.	88,281	1,007
	Turpaz Industries Ltd.	46,689	980
	One Software Technologies Ltd.	45,604	978
	Formula Systems 1985 Ltd.	8,764	924
*	Nayax Ltd.	13,093	889
	Hilan Ltd.	12,014	861
	Israel Canada T.R Ltd.	165,009	843
*	Priortech Ltd.	7,592	840
*	Meshek Energy Renewable Energies Ltd.	227,816	833
	Ashtrom Group Ltd.	39,806	816
	Fox Wizel Ltd.	8,093	802
	Inrom Construction Industries Ltd.	94,905	758
	Israel Corp. Ltd.	28,310	740
*	Airport City Ltd.	37,952	684
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,728	644
*	Argo Properties NV	15,032	623
*	Equital Ltd.	16,480	618
	Aura Investments Ltd.	117,433	613
	Qualitau Ltd.	3,739	613
*	Isracard Ltd.	171,333	599
	Gav-Yam Lands Corp. Ltd.	43,838	562
*	Isrotel Ltd.	13,621	561
*	Gilat Satellite Networks Ltd.	50,217	553
	Sella Capital Real Estate Ltd.	173,996	502
	Danel Adir Yeoshua Ltd.	3,566	502
	IDI Insurance Co. Ltd.	6,276	496
	Delta Galil Ltd.	8,123	470
	Summit Real Estate Holdings Ltd.	28,498	466
	Lapidoth Capital Ltd.	17,092	450
	Aryt Industries Ltd.	48,877	403
	Blue Square Real Estate Ltd.	3,766	396
	Elco Ltd.	7,402	358
*	Delek Automotive Systems Ltd.	60,377	334
	G City Ltd.	76,532	290
*	Perion Network Ltd.	25,241	240
*	Delek Yizum Nechasim Ltd.	6,928	153
			310,425
Italy (0.8%)
	UniCredit SpA	1,278,005	120,531
	Intesa Sanpaolo SpA	12,845,782	97,105
	Enel SpA	6,469,045	73,057
	Eni SpA	1,598,728	44,471
	Generali	802,265	40,658
	Ferrari NV	100,193	39,395
	Prysmian SpA	247,235	34,117
	STMicroelectronics NV	547,956	29,163
	Banco BPM SpA	1,300,163	23,739
	Banca Monte dei Paschi di Siena SpA	1,686,451	22,587
	Leonardo SpA	349,054	22,247
	BPER Banca SpA	1,336,065	21,710
	FinecoBank Banca Fineco SpA	573,798	15,720
	Terna - Rete Elettrica Nazionale	1,182,307	13,554
*	Telecom Italia SpA	1,438,691	12,217
	Snam SpA	1,658,407	11,245
	Moncler SpA	197,058	11,208
*	Stellantis NV	1,941,297	11,177
	Poste Italiane SpA	361,817	10,946
	Unipol Assicurazioni SpA	295,666	9,251
	Tenaris SA	216,011	6,197
	Recordati Industria Chimica e Farmaceutica SpA	87,983	5,241
	Lottomatica Group SpA	192,036	5,192
	Saipem SpA	1,037,088	5,031
	Italgas SpA	482,237	4,973
	Banca Mediolanum SpA	151,561	4,061
*	Technoprobe SpA	125,501	4,014
	Azimut Holding SpA	82,758	3,515
	Banca Generali SpA	42,648	3,222

		Shares	Market Value ($000)
	A2A SpA	1,229,508	3,212
	Davide Campari-Milano NV	471,503	3,211
	Buzzi SpA	66,248	3,142
	Hera SpA	628,364	2,743
	Brunello Cucinelli SpA	26,878	2,741
	Interpump Group SpA	64,067	2,579
	De' Longhi SpA	54,485	2,557
	Iveco Group NV	152,430	2,444
	Mediobanca Banca di Credito Finanziario SpA	74,615	2,406
	Reply SpA	18,714	2,375
[2]	Pirelli & C SpA	291,664	2,222
	SOL SpA	31,704	2,078
[2]	Nexi SpA	418,463	2,051
[2]	Infrastrutture Wireless Italiane SpA	241,790	1,794
*	Fincantieri SpA	104,048	1,636
	Amplifon SpA	115,553	1,618
	Maire SpA	108,270	1,618
	Iren SpA	524,390	1,525
	Tenaris SA ADR	26,582	1,524
[1]	DiaSorin SpA	18,291	1,514
	Brembo NV	119,710	1,466
[2]	Technogym SpA	82,916	1,297
[2]	Carel Industries SpA	37,390	1,168
	ERG SpA	42,215	1,072
	Credito Emiliano SpA	42,857	942
	ACEA SpA	38,358	932
[2]	Enav SpA	156,225	912
	Tamburi Investment Partners SpA	83,125	895
	Danieli & C Officine Meccaniche SpA (MTAA)	11,340	852
	Webuild SpA (MTAA)	321,334	834
*	Salvatore Ferragamo SpA	48,656	572
	MFE-MediaForEurope NV Class A	185,212	563
	El.En. SpA	29,464	528
	Intercos SpA	30,207	466
	Sesa SpA	4,305	460
	Cementir Holding NV	26,273	459
	Moltiply Group SpA	10,827	456
*,2	BFF Bank SpA	129,109	436
	Italmobiliare SpA	13,795	416
	Sanlorenzo SpA	8,234	361
[2]	RAI Way SpA	63,457	340
[1]	Banca IFIS SpA	17,903	305
	Ariston Holding NV	56,751	238
[2]	Anima Holding SpA	27,826	222
[1]	MFE-MediaForEurope NV Class B	50,501	205
	Piaggio & C SpA	90,492	203
*,2	GVS SpA	39,763	199
	Arnoldo Mondadori Editore SpA	74,965	181
*,1	Tinexta SpA	8,575	149
*,1	Juventus Football Club SpA	62,426	146
	Alerion Cleanpower SpA	5,494	126
	Zignago Vetro SpA	13,478	116
	Banco di Desio e della Brianza SpA	5,482	107
[1]	MARR SpA	13,886	102
	Rizzoli Corriere Della Sera Mediagroup SpA	37,870	41
			768,301
Japan (5.8%)
	Mitsubishi UFJ Financial Group Inc.	9,251,160	206,639
	Toyota Motor Corp.	9,026,040	170,815
	Sumitomo Mitsui Financial Group Inc.	3,083,044	132,475
	Tokyo Electron Ltd.	373,000	124,708
	Hitachi Ltd.	3,742,860	122,656
	Advantest Corp.	615,656	121,643
	Sony Group Corp.	5,031,400	117,578
	Mizuho Financial Group Inc.	2,010,710	104,244
	SoftBank Group Corp.	3,192,160	99,428
	Recruit Holdings Co. Ltd.	1,143,927	90,463
	Keyence Corp.	162,432	81,474
	Mitsubishi Corp.	2,699,500	80,696

		Shares	Market Value ($000)
	Tokio Marine Holdings Inc.	1,579,956	80,525
*	Kioxia Holdings Corp.	285,300	79,523
	Fast Retailing Co. Ltd.	157,500	77,123
	Murata Manufacturing Co. Ltd.	1,476,322	67,268
	ITOCHU Corp.	5,284,740	66,321
	Mitsubishi Heavy Industries Ltd.	2,776,970	64,876
	Mitsui & Co. Ltd.	2,093,300	64,231
	Mitsubishi Electric Corp.	1,680,440	60,535
	Shin-Etsu Chemical Co. Ltd.	1,565,780	55,820
	Panasonic Holdings Corp.	1,949,459	51,548
	Takeda Pharmaceutical Co. Ltd.	1,335,439	45,853
	KDDI Corp.	2,406,400	44,335
	Hoya Corp.	283,851	43,406
	Nintendo Co. Ltd.	879,260	41,943
	Japan Tobacco Inc.	922,282	41,122
	Marubeni Corp.	1,264,728	40,877
	ORIX Corp.	956,760	38,614
	Daiichi Life Group Inc.	2,973,000	35,847
	Sumitomo Corp.	3,418,800	35,487
	Fujikura Ltd.	1,397,600	35,466
	Daikin Industries Ltd.	239,663	34,716
	Sumitomo Electric Industries Ltd.	2,542,000	33,644
	Fujitsu Ltd.	1,445,700	33,322
	Softbank Corp.	23,728,330	33,305
	Komatsu Ltd.	765,150	33,200
	Sompo Holdings Inc.	737,225	32,730
	Honda Motor Co. Ltd.	3,197,123	32,226
	FANUC Corp.	799,055	32,198
	MS&AD Insurance Group Holdings Inc.	1,037,468	31,937
	NEC Corp.	1,061,200	31,537
	TDK Corp.	1,626,800	31,281
	Japan Post Bank Co. Ltd.	1,539,136	29,759
	Renesas Electronics Corp.	1,403,423	28,130
	Otsuka Holdings Co. Ltd.	382,400	26,515
	Disco Corp.	73,800	26,379
	Resona Holdings Inc.	1,896,289	25,715
	Daiichi Sankyo Co. Ltd.	1,543,700	24,949
	Kyocera Corp.	1,093,000	24,928
	Ajinomoto Co. Inc.	806,200	24,862
	Toyota Tsusho Corp.	598,600	24,845
	FUJIFILM Holdings Corp.	1,021,100	24,036
	Nomura Holdings Inc.	2,479,600	23,989
	Sumitomo Mitsui Trust Group Inc.	2,315,968	23,814
	Chugai Pharmaceutical Co. Ltd.	547,500	23,757
	Seven & i Holdings Co. Ltd.	1,767,400	23,436
	Mitsubishi Estate Co. Ltd.	953,691	23,153
	Bridgestone Corp.	915,808	22,616
	Mitsui Fudosan Co. Ltd.	2,265,700	22,071
	Astellas Pharma Inc.	1,585,100	21,771
	Ibiden Co. Ltd.	213,800	21,389
	East Japan Railway Co.	926,815	21,325
	Japan Post Holdings Co. Ltd.	1,424,752	21,078
	NTT Inc.	21,708,600	20,808
	Suzuki Motor Corp.	1,560,184	20,366
	Canon Inc.	711,500	19,805
	SMC Corp.	45,400	19,616
	ENEOS Holdings Inc.	2,318,107	19,144
	Denso Corp.	1,525,500	18,731
	Terumo Corp.	1,265,356	18,563
	Central Japan Railway Co.	745,195	18,544
	Aeon Co. Ltd.	2,140,928	18,369
	Oriental Land Co. Ltd.	918,400	18,331
	Inpex Corp.	752,200	17,337
	Asics Corp.	578,500	17,057
	Nippon Steel Corp.	4,175,690	17,011
	Kao Corp.	820,596	16,868
	Secom Co. Ltd.	360,374	15,523
	Daiwa House Industry Co. Ltd.	517,900	15,209
	Bandai Namco Holdings Inc.	522,400	15,134
	Kubota Corp.	872,300	14,799

		Shares	Market Value ($000)
	Lasertec Corp.	64,100	14,726
	IHI Corp.	796,500	13,927
	Kirin Holdings Co. Ltd.	740,200	13,694
	Kansai Electric Power Co. Inc.	889,600	13,473
	Ebara Corp.	394,100	13,379
	Asahi Group Holdings Ltd.	1,278,656	13,344
	Daiwa Securities Group Inc.	1,178,100	13,179
	Resonac Holdings Corp.	157,788	13,144
	Sumitomo Realty & Development Co. Ltd.	578,292	12,962
	NIDEC Corp.	805,292	12,931
	Nitto Denko Corp.	609,500	12,870
	T&D Holdings Inc.	405,400	12,777
	Shionogi & Co. Ltd.	698,900	12,637
	Nippon Yusen KK	326,300	12,529
	Kajima Corp.	374,300	12,507
	Japan Exchange Group Inc.	908,500	12,358
	Asahi Kasei Corp.	1,155,400	12,334
	Chubu Electric Power Co. Inc.	675,770	11,701
	SCREEN Holdings Co. Ltd.	151,700	11,572
	Obayashi Corp.	587,100	11,539
	Kawasaki Heavy Industries Ltd.	672,400	11,488
	Sekisui House Ltd.	513,700	11,246
	Daifuku Co. Ltd.	304,200	11,206
	Nomura Research Institute Ltd.	372,969	11,034
	JX Advanced Metals Corp.	474,855	11,002
	Yokohama Financial Group Inc.	959,579	10,923
	Furukawa Electric Co. Ltd.	570,500	10,886
	Sumitomo Metal Mining Co. Ltd.	216,000	10,857
	Ryohin Keikaku Co. Ltd.	413,840	10,855
	Tokyo Gas Co. Ltd.	278,200	10,740
	Fuji Electric Co. Ltd.	122,877	10,723
	Osaka Gas Co. Ltd.	306,900	10,529
	Taisei Corp.	129,199	10,465
	Konami Group Corp.	79,200	10,203
	Olympus Corp.	873,900	9,988
	Niterra Co. Ltd.	170,900	9,980
	Mitsui OSK Lines Ltd.	263,217	9,724
	Pan Pacific International Holdings Corp.	1,693,800	9,612
	Toray Industries Inc.	1,333,500	9,579
	Kokusai Electric Corp.	200,400	9,021
	Chiba Bank Ltd.	554,300	9,010
	Mitsui Kinzoku Co. Ltd.	46,600	8,774
	SBI Holdings Inc.	457,280	8,633
	Mitsubishi Chemical Group Corp.	1,160,484	8,540
	NGK Corp.	249,000	8,519
	Obic Co. Ltd.	274,600	7,877
	Subaru Corp.	461,200	7,851
	Shizuoka Financial Group Inc.	392,500	7,742
	Mitsubishi HC Capital Inc. (XTKS)	833,950	7,678
	Shimano Inc.	59,700	7,536
	Minebea Mitsumi Inc.	318,784	7,260
	Yokogawa Electric Corp.	203,400	7,254
	Mebuki Financial Group Inc.	775,750	7,188
	Rohm Co. Ltd.	267,800	7,101
	Capcom Co. Ltd.	267,800	6,727
	Eisai Co. Ltd.	222,700	6,695
	Taiyo Yuden Co. Ltd.	107,800	6,666
	Shiseido Co. Ltd.	327,700	6,473
	Fukuoka Financial Group Inc.	141,364	6,462
	Sanrio Co. Ltd.	798,980	6,411
	West Japan Railway Co.	336,864	6,357
	Sojitz Corp.	188,159	6,286
	Yaskawa Electric Corp.	210,663	6,273
	Makita Corp.	193,500	6,233
	Isuzu Motors Ltd.	414,720	6,187
	Food & Life Cos. Ltd.	177,000	6,180
*	Rakuten Group Inc.	1,178,700	6,146
	Yamaha Motor Co. Ltd.	730,600	6,111
	Nippon Express Holdings Inc.	183,900	6,069
	AGC Inc.	160,900	6,068

		Shares	Market Value ($000)
	Kikkoman Corp.	588,650	6,062
	Shimizu Corp.	406,300	5,985
	SUMCO Corp.	292,226	5,941
	Unicharm Corp.	936,500	5,940
	Isetan Mitsukoshi Holdings Ltd.	261,800	5,843
	JFE Holdings Inc.	512,900	5,819
	LY Corp.	2,087,200	5,815
	Dai Nippon Printing Co. Ltd.	320,300	5,808
	Aisin Corp.	418,000	5,763
	Kyoto Financial Group Inc.	203,500	5,609
	Nitori Holdings Co. Ltd.	344,600	5,559
	TOPPAN Holdings Inc.	193,800	5,434
	Nippon Sanso Holdings Corp.	150,300	5,403
	Hachijuni Nagano Bank Ltd.	347,300	5,396
	TOTO Ltd.	124,100	5,386
	Nippon Paint Holdings Co. Ltd.	708,053	5,343
	Shimadzu Corp.	209,300	5,323
	Nippon Building Fund Inc.	6,230	5,255
	MISUMI Group Inc.	219,700	5,227
	BayCurrent Inc.	115,770	5,222
	Omron Corp.	154,600	5,170
	Hankyu Hanshin Holdings Inc.	174,500	5,163
	Idemitsu Kosan Co. Ltd.	607,170	4,971
	Tosoh Corp.	290,390	4,884
	Horiba Ltd.	31,100	4,881
	Daito Trust Construction Co. Ltd.	229,660	4,848
	Kawasaki Kisen Kaisha Ltd.	271,691	4,841
	Kurita Water Industries Ltd.	88,500	4,756
	Yokohama Rubber Co. Ltd.	99,900	4,745
	Sekisui Chemical Co. Ltd.	284,000	4,727
	Nissan Chemical Corp.	100,500	4,672
	Nippon Shokubai Co. Ltd.	345,700	4,650
	Zensho Holdings Co. Ltd.	73,800	4,608
	Ono Pharmaceutical Co. Ltd.	308,200	4,606
	Brother Industries Ltd.	184,500	4,595
	Toyo Suisan Kaisha Ltd.	70,600	4,581
	MEIJI Holdings Co. Ltd.	192,168	4,570
	Sony Financial Group Inc.	4,564,400	4,425
	Tokyo Ohka Kogyo Co. Ltd.	81,000	4,387
	Ricoh Co. Ltd.	444,500	4,362
	Gunma Bank Ltd.	276,900	4,352
	Fuyo General Lease Co. Ltd.	153,100	4,346
	Japan Post Insurance Co. Ltd.	392,934	4,327
	Inaba Denki Sangyo Co. Ltd.	242,100	4,318
	MatsukiyoCocokara & Co.	267,040	4,261
	Trend Micro Inc.	103,100	4,154
	Seiko Epson Corp.	226,300	4,145
	Amada Co. Ltd.	241,200	4,138
	Iyogin Holdings Inc.	182,700	4,111
	Hazama Ando Corp.	360,100	4,103
	Japan Real Estate Investment Corp.	5,348	4,093
	Kanematsu Corp.	313,100	4,087
*	Tokyo Electric Power Co. Holdings Inc.	1,262,600	4,076
	TISI Inc.	169,500	4,064
	Mirait One Corp.	183,200	4,047
	Tokyu Corp.	366,900	4,028
	Kyushu Electric Power Co. Inc.	362,800	4,019
	Hokuhoku Financial Group Inc.	85,700	3,965
	USS Co. Ltd.	309,400	3,907
	Kinden Corp.	87,900	3,868
	Sumitomo Chemical Co. Ltd.	1,194,292	3,865
	Japan Metropolitan Fund Investment	5,226	3,860
	Asahi Intecc Co. Ltd.	171,000	3,858
	Azbil Corp.	371,600	3,848
	Sysmex Corp.	378,002	3,817
	Toho Co. Ltd.	395,900	3,802
	Dentsu Group Inc.	169,849	3,769
	Nexon Co. Ltd.	239,924	3,760
	Hikari Tsushin Inc.	15,300	3,741
	Sapporo Breweries Ltd.	292,500	3,693

		Shares	Market Value ($000)
	Square Enix Holdings Co. Ltd.	210,900	3,672
	Otsuka Corp.	177,500	3,663
	Hirose Electric Co. Ltd.	21,721	3,660
	Tokyu Fudosan Holdings Corp.	439,986	3,657
	THK Co. Ltd.	88,800	3,654
	M3 Inc.	324,238	3,633
	Hulic Co. Ltd.	330,371	3,632
	77 Bank Ltd.	167,500	3,629
*	Nissan Motor Co. Ltd.	1,713,641	3,618
	J Front Retailing Co. Ltd.	192,900	3,589
	Mitsubishi Gas Chemical Co. Inc.	138,800	3,585
	Nifco Inc.	110,102	3,564
	Mitsui Chemicals Inc.	259,200	3,408
	GLP J-Reit	3,716	3,377
	Mazda Motor Corp.	461,300	3,363
	Sumitomo Forestry Co. Ltd.	398,200	3,359
	Nagase & Co. Ltd.	472,600	3,333
	Yakult Honsha Co. Ltd.	187,876	3,325
	Teijin Ltd.	325,100	3,313
	Kobe Steel Ltd.	254,400	3,293
	Kandenko Co. Ltd.	98,782	3,286
	Sanwa Holdings Corp.	153,200	3,284
	Skylark Holdings Co. Ltd.	166,447	3,280
	McDonald's Holdings Co. Japan Ltd.	64,300	3,268
	Hitachi Construction Machinery Co. Ltd.	97,200	3,240
	Tokyo Seimitsu Co. Ltd.	30,800	3,207
	Hamamatsu Photonics KK	223,200	3,178
	Kintetsu Group Holdings Co. Ltd.	144,400	3,137
	Nippon Prologis REIT Inc.	5,497	3,124
	CyberAgent Inc.	340,568	3,112
	Tokyo Tatemono Co. Ltd.	145,100	3,062
	Kyowa Kirin Co. Ltd.	190,700	3,061
	Oji Holdings Corp.	547,700	3,012
	Haseko Corp.	172,200	2,996
	Hoshizaki Corp.	83,864	2,991
	Electric Power Development Co. Ltd. Class C	125,000	2,957
	Open House Group Co. Ltd.	55,400	2,944
	NH Foods Ltd.	74,600	2,930
	Takashimaya Co. Ltd.	204,500	2,924
	SG Holdings Co. Ltd.	289,300	2,878
	Santen Pharmaceutical Co. Ltd.	243,400	2,874
	Sumitomo Heavy Industries Ltd.	88,600	2,864
	Nomura Real Estate Master Fund Inc.	2,973	2,844
	Tsuruha Holdings Inc.	185,660	2,834
	UBE Corp.	141,500	2,802
	Zeon Corp.	197,000	2,763
	Seibu Holdings Inc.	123,188	2,759
	Odakyu Electric Railway Co. Ltd.	248,600	2,752
	COMSYS Holdings Corp.	83,798	2,751
	Tobu Railway Co. Ltd.	141,500	2,745
	Nissin Foods Holdings Co. Ltd.	151,800	2,744
	Fuji Corp.	61,400	2,743
	Dexerials Corp.	135,600	2,737
	Hirogin Holdings Inc.	200,000	2,737
	KDX Realty Investment Corp.	2,796	2,733
	Daishi Hokuetsu Financial Group Inc.	189,400	2,721
	Mitsubishi Materials Corp.	104,534	2,713
	Suntory Beverage & Food Ltd.	93,100	2,699
	Nikon Corp.	225,500	2,679
	Nippon Kayaku Co. Ltd.	222,800	2,677
	Kyushu Financial Group Inc.	289,970	2,665
	NOF Corp.	153,100	2,660
	Yamato Holdings Co. Ltd.	204,600	2,655
	Koito Manufacturing Co. Ltd.	158,400	2,647
	Tohoku Electric Power Co. Inc.	359,100	2,639
	Keisei Electric Railway Co. Ltd.	327,100	2,629
	NHK Spring Co. Ltd.	116,000	2,572
	Yamaguchi Financial Group Inc.	137,500	2,543
	Nichias Corp.	122,500	2,539
	Nabtesco Corp.	88,100	2,532

		Shares	Market Value ($000)
	Nishi-Nippon Financial Holdings Inc.	95,800	2,532
	ADEKA Corp.	103,500	2,526
	JGC Holdings Corp.	179,500	2,511
	Japan Steel Works Ltd.	54,000	2,502
	United Urban Investment Corp.	2,443	2,497
	Marui Group Co. Ltd.	133,700	2,491
	Kuraray Co. Ltd.	214,900	2,465
	GS Yuasa Corp.	72,900	2,455
	ZOZO Inc.	340,300	2,454
	NSK Ltd.	344,400	2,453
	Shiga Bank Ltd.	164,700	2,447
	Okumura Corp.	67,700	2,443
	Toyoda Gosei Co. Ltd.	70,700	2,441
	DMG Mori Co. Ltd.	106,600	2,439
	Medipal Holdings Corp.	135,100	2,433
*	Rakuten Bank Ltd.	71,200	2,433
	Toyo Tire Corp.	90,600	2,403
	MonotaRO Co. Ltd.	189,844	2,396
	Chugin Financial Group Inc.	116,300	2,396
	Dowa Holdings Co. Ltd.	46,500	2,372
	Mitsui E&S Co. Ltd.	78,600	2,371
[1]	Nikkon Holdings Co. Ltd.	75,100	2,370
	Rohto Pharmaceutical Co. Ltd.	157,300	2,356
	JTEKT Corp.	171,900	2,354
	Orix JREIT Inc.	3,633	2,351
*	Mercari Inc.	86,018	2,328
	EXEO Group Inc.	142,400	2,325
	Modec Inc.	36,000	2,325
	Citizen Watch Co. Ltd.	175,000	2,317
	Credit Saison Co. Ltd.	81,500	2,309
	GMO Payment Gateway Inc.	36,906	2,300
	Anritsu Corp.	104,900	2,293
	Kakaku.com Inc.	97,568	2,266
	Daiwa House REIT Investment Corp.	2,918	2,259
	Kyushu Railway Co.	99,624	2,248
	INFRONEER Holdings Inc.	138,952	2,248
	Takasago Thermal Engineering Co. Ltd.	84,600	2,240
	Hyakugo Bank Ltd.	179,100	2,239
	Maruwa Co. Ltd.	6,600	2,235
	ANA Holdings Inc.	113,730	2,221
	Macnica Holdings Inc.	109,500	2,217
	Mitsubishi Logistics Corp.	219,300	2,199
	Japan Hotel REIT Investment Corp.	4,300	2,191
[1]	Studio Alice Co. Ltd.	175,900	2,188
	Air Water Inc.	139,400	2,186
	Toyo Seikan Group Holdings Ltd.	85,800	2,180
	Ulvac Inc.	41,200	2,173
	Shimamura Co. Ltd.	102,900	2,166
	Seiko Group Corp.	44,100	2,156
	Invincible Investment Corp.	5,613	2,151
	Yamaha Corp.	276,700	2,145
	Taiheiyo Cement Corp.	84,700	2,145
	Kewpie Corp.	74,300	2,123
	Tokyo Kiraboshi Financial Group Inc.	201,192	2,115
	Nichirei Corp.	150,700	2,096
	Advance Residence Investment Corp.	2,245	2,083
	Lixil Corp.	191,700	2,082
	Yamazaki Baking Co. Ltd.	98,500	2,082
	Persol Holdings Co. Ltd.	1,251,300	2,077
	Nomura Real Estate Holdings Inc.	359,300	2,065
	Micronics Japan Co. Ltd.	25,300	2,063
	Coca-Cola Bottlers Japan Holdings Inc.	85,675	2,059
[1]	Daisyo Corp.	292,900	2,059
	Internet Initiative Japan Inc.	93,700	2,057
	Japan Airlines Co. Ltd.	109,545	2,021
	Yamato Kogyo Co. Ltd.	24,000	2,020
	Nitto Boseki Co. Ltd.	117,500	2,018
	Nisshin Seifun Group Inc.	157,620	1,995
	Kamigumi Co. Ltd.	60,900	1,978
	Kansai Paint Co. Ltd.	111,200	1,968

		Shares	Market Value ($000)
	Zenkoku Hosho Co. Ltd.	100,000	1,964
	Kraftia Corp.	37,300	1,962
	Meiko Electronics Co. Ltd.	15,589	1,958
	Tokai Carbon Co. Ltd.	204,900	1,954
	UACJ Corp.	133,900	1,954
	Cosmo Energy Holdings Co. Ltd.	77,704	1,934
	Penta-Ocean Construction Co. Ltd.	207,200	1,929
	Keio Corp.	378,500	1,923
	North Pacific Bank Ltd.	267,200	1,916
	Alps Alpine Co. Ltd.	138,167	1,893
	Kobe Bussan Co. Ltd.	108,300	1,893
	Organo Corp.	20,900	1,880
	Rorze Corp.	77,800	1,874
[1]	Tokyo Metro Co. Ltd.	203,700	1,867
	Nippon Electric Glass Co. Ltd.	56,600	1,865
*,1	ARCHION Corp.	1,096,600	1,853
	Casio Computer Co. Ltd.	168,300	1,849
	Sumitomo Rubber Industries Ltd.	130,272	1,843
	Harmonic Drive Systems Inc.	49,038	1,841
	Denka Co. Ltd.	86,500	1,832
	Lion Corp.	167,900	1,800
	Kadokawa Corp.	82,172	1,798
	Meidensha Corp.	30,400	1,792
	Sega Sammy Holdings Inc.	103,700	1,791
	Iwatani Corp.	140,400	1,787
	Tokyo Century Corp.	108,680	1,776
	San-In Godo Bank Ltd.	122,400	1,774
	Jeol Ltd.	34,900	1,772
	Japan Airport Terminal Co. Ltd.	49,900	1,765
	ALSOK Co. Ltd.	238,700	1,755
	Japan Prime Realty Investment Corp.	2,851	1,752
	SBI Shinsei Bank Ltd.	187,700	1,744
	Ferrotec Corp.	34,465	1,738
	Takara Holdings Inc.	133,100	1,736
	Alfresa Holdings Corp.	119,100	1,728
	Industrial & Infrastructure Fund Investment Corp.	1,949	1,725
	Stanley Electric Co. Ltd.	79,100	1,724
	Yamada Holdings Co. Ltd.	384,372	1,717
	Sankyu Inc.	28,800	1,704
	Nissui Corp.	214,900	1,695
	Toho Gas Co. Ltd.	234,000	1,695
[1]	Central Sports Co. Ltd.	110,750	1,690
	Morinaga Milk Industry Co. Ltd.	226,000	1,690
	Suruga Bank Ltd.	104,000	1,684
	Rinnai Corp.	75,000	1,677
	Socionext Inc.	141,900	1,666
	CKD Corp.	45,400	1,657
	BIPROGY Inc.	53,900	1,654
	Sumitomo Bakelite Co. Ltd.	41,200	1,650
	Daido Steel Co. Ltd.	117,200	1,647
	DIC Corp.	59,800	1,645
	Sanki Engineering Co. Ltd.	114,700	1,632
	Taiyo Holdings Co. Ltd.	55,200	1,628
	Nisshinbo Holdings Inc.	119,500	1,606
	ST Corp.	169,200	1,606
	Juroku Financial Group Inc.	109,000	1,600
	Mitsui Fudosan Logistics Park Inc.	2,277	1,542
	Tomy Co. Ltd.	67,700	1,540
	Nagoya Railroad Co. Ltd.	128,700	1,530
	Toda Corp.	164,700	1,529
	Daicel Corp.	169,100	1,526
	Chugoku Electric Power Co. Inc.	259,900	1,523
	Nippon Gas Co. Ltd.	85,200	1,518
	SWCC Corp.	22,000	1,517
	Aichi Financial Group Inc.	139,755	1,506
	Senko Group Holdings Co. Ltd.	108,800	1,504
	Miura Co. Ltd.	74,900	1,502
	Oracle Corp. Japan	26,700	1,500
	Maruichi Steel Tube Ltd.	133,800	1,494
	Keikyu Corp.	152,700	1,491

		Shares	Market Value ($000)
*	Sumitomo Pharma Co. Ltd.	190,600	1,485
*	Metaplanet Inc.	1,018,400	1,483
	Sankyo Co. Ltd.	127,400	1,478
	Sugi Holdings Co. Ltd.	83,000	1,471
	Konica Minolta Inc.	401,600	1,467
	Makino Milling Machine Co. Ltd.	16,800	1,459
	Iida Group Holdings Co. Ltd.	100,097	1,433
	Rigaku Holdings Corp.	112,800	1,428
	Ushio Inc.	61,400	1,425
	Sekisui House REIT Inc.	2,974	1,414
	NANKAI Co. Ltd.	75,300	1,410
	Shibaura Mechatronics Corp.	52,900	1,409
	Keihan Holdings Co. Ltd.	68,100	1,396
	SKY Perfect JSAT Corp.	106,100	1,382
	Aozora Bank Ltd.	72,690	1,379
	Hyakujushi Bank Ltd.	78,000	1,374
	Keiyo Bank Ltd.	83,700	1,371
	Suzuken Co. Ltd.	42,760	1,364
	Daiwabo Holdings Co. Ltd.	61,100	1,362
	Kokuyo Co. Ltd.	238,800	1,360
	Sinfonia Technology Co. Ltd.	16,700	1,359
	Kobayashi Pharmaceutical Co. Ltd.	38,400	1,348
	Japan Elevator Service Holdings Co. Ltd.	126,500	1,341
	Park24 Co. Ltd.	107,700	1,333
	Japan Petroleum Exploration Co. Ltd.	119,600	1,331
	Daihen Corp.	15,900	1,330
	Mabuchi Motor Co. Ltd.	128,000	1,326
	Japan Logistics Fund Inc.	2,137	1,325
	Kotobuki Spirits Co. Ltd.	82,500	1,315
	Xebio Holdings Co. Ltd.	191,000	1,315
*,1	Money Forward Inc.	37,094	1,293
	Activia Properties Inc.	1,443	1,292
	Seino Holdings Co. Ltd.	78,200	1,291
	Corona Corp.	207,300	1,290
	Rengo Co. Ltd.	137,300	1,283
	Mitsui Fudosan Accommodations Fund Inc.	1,664	1,282
	Tsugami Corp.	34,900	1,281
	Kanamic Network Co. Ltd.	411,700	1,281
	Canon Marketing Japan Inc.	56,200	1,263
	Hakuhodo DY Holdings Inc.	154,700	1,263
	Mitsui-Soko Holdings Co. Ltd.	55,900	1,262
	ABC-Mart Inc.	73,300	1,254
	Bank of Nagoya Ltd.	30,900	1,247
	Resorttrust Inc.	111,000	1,245
	Tokuyama Corp.	52,900	1,241
	Oki Electric Industry Co. Ltd.	73,200	1,236
	Shikoku Electric Power Co. Inc.	119,000	1,235
	Nipro Corp.	121,000	1,234
	Nanto Bank Ltd.	115,300	1,231
	Kiyo Bank Ltd.	42,307	1,230
	OKUMA Corp.	40,100	1,225
	Nojima Corp.	149,300	1,222
[1]	Artnature Inc.	219,600	1,218
	ARE Holdings Inc.	62,900	1,210
	Namura Shipbuilding Co. Ltd.	44,500	1,193
	Max Co. Ltd.	103,200	1,183
[1]	Mitsubishi Motors Corp.	516,700	1,183
	House Foods Group Inc.	48,500	1,180
	Musashino Bank Ltd.	73,900	1,179
	Cosmos Pharmaceutical Corp.	29,200	1,178
	Awa Bank Ltd.	22,600	1,167
	Ezaki Glico Co. Ltd.	36,800	1,167
*	Visional Inc.	21,142	1,165
	C Uyemura & Co. Ltd.	8,300	1,152
	Sundrug Co. Ltd.	48,100	1,143
	Fuso Chemical Co. Ltd.	49,800	1,140
	NOK Corp.	60,300	1,140
	Ogaki Kyoritsu Bank Ltd.	25,600	1,139
	LaSalle Logiport REIT	1,186	1,135
	Kaneka Corp.	31,800	1,131

		Shares	Market Value ($000)
	Takeuchi Manufacturing Co. Ltd.	24,300	1,125
	Lintec Corp.	29,300	1,123
	Oita Bank Ltd.	70,500	1,121
	Dai-Dan Co. Ltd.	74,300	1,120
	Tsumura & Co.	46,700	1,118
	K's Holdings Corp.	93,968	1,113
	Shikoku Kasei Holdings Corp.	65,000	1,112
	NS Solutions Corp.	44,600	1,100
	Nihon Kohden Corp.	110,200	1,097
	Kyoritsu Maintenance Co. Ltd.	50,344	1,094
	Amano Corp.	45,100	1,093
	Nishi-Nippon Railroad Co. Ltd.	55,400	1,084
	Senshu Ikeda Holdings Inc.	184,500	1,082
[1]	Create Restaurants Holdings Inc.	218,300	1,067
	CCI Group Inc.	154,000	1,058
	Saizeriya Co. Ltd.	21,300	1,057
	France Bed Holdings Co. Ltd.	130,500	1,042
	Takuma Co. Ltd.	49,400	1,042
	Dentsu Soken Inc.	61,400	1,041
	Fujimi Inc.	44,300	1,037
	Seria Co. Ltd.	42,322	1,025
	Nikkiso Co. Ltd.	44,300	1,024
	Calbee Inc.	55,900	1,020
	Pigeon Corp.	80,360	1,019
	OSG Corp.	44,600	1,018
	Rakus Co. Ltd.	150,100	1,014
	Tekscend Photomask Corp.	41,900	1,009
	MEITEC Group Holdings Inc.	48,100	1,007
	Yoshinoya Holdings Co. Ltd.	41,600	1,005
	Hanwa Co. Ltd.	94,000	998
	Taikisha Ltd.	38,000	996
	Goldwin Inc.	69,300	995
	Toho Bank Ltd.	184,300	984
	Tamron Co. Ltd.	109,200	981
[1]	Kusuri no Aoki Holdings Co. Ltd.	38,900	981
	GMO internet group Inc.	36,600	977
	Nippon Shinyaku Co. Ltd.	45,800	974
	Round One Corp.	128,000	973
	Katitas Co. Ltd.	45,900	973
	Tsubakimoto Chain Co.	60,600	972
	NTN Corp.	399,800	967
	Mizuno Corp.	41,900	966
	Sumitomo Warehouse Co. Ltd.	37,800	962
	OBIC Business Consultants Co. Ltd.	18,889	959
	H2O Retailing Corp.	53,600	959
	First Bank of Toyama Ltd.	53,136	959
	Mizuho Leasing Co. Ltd.	112,000	958
	Koei Tecmo Holdings Co. Ltd.	94,324	955
	Nihon Parkerizing Co. Ltd.	92,000	953
	Toho Holdings Co. Ltd.	37,100	936
	Kagome Co. Ltd.	57,100	935
[1]	Colowide Co. Ltd.	72,200	934
	Sansan Inc.	72,892	926
	Yorozu Corp.	165,300	924
	Wacoal Holdings Corp.	33,300	918
	Sotetsu Holdings Inc.	55,400	915
[1]	Hokkaido Electric Power Co. Inc.	142,300	908
	Glory Ltd.	31,900	907
	AEON REIT Investment Corp.	1,169	894
	Furuno Electric Co. Ltd.	19,800	891
	NSD Co. Ltd.	49,680	888
	Morinaga & Co. Ltd.	53,400	885
	San ju San Financial Group Inc.	74,720	884
	Daiwa Securities Living Investments Corp.	1,439	877
	Blue Zones Holdings Co. Ltd.	78,000	876
	Relo Group Inc.	69,253	874
	Nichicon Corp.	49,200	874
	PILLAR Corp.	15,100	873
	Toei Animation Co. Ltd.	46,730	865
	Seven Bank Ltd.	432,600	864

		Shares	Market Value ($000)
	Hulic REIT Inc.	873	863
	Ship Healthcare Holdings Inc.	53,700	860
	NTT UD REIT Investment Corp.	999	860
	Towa Corp.	52,953	859
	Yamanashi Chuo Bank Ltd.	21,500	856
	Nihon M&A Center Holdings Inc.	214,000	855
	Kanadevia Corp.	114,500	842
	Monogatari Corp.	24,316	835
	Comforia Residential REIT Inc.	1,302	834
	Mori Trust REIT Inc.	1,735	830
	H.U. Group Holdings Inc.	38,500	823
	Sumitomo Osaka Cement Co. Ltd.	24,300	821
	Japan Material Co. Ltd.	59,700	821
	Mitsui Fudosan Retail Fund Investment Corp.	1,595	821
	Fukuda Denshi Co. Ltd.	11,537	819
	Yamaichi Electronics Co. Ltd.	15,782	819
	Leopalace21 Corp.	193,400	818
	Union Tool Co.	8,600	818
	Hokuriku Electric Power Co.	136,500	817
	Chugoku Marine Paints Ltd.	36,500	814
	SHO-BOND Holdings Co. Ltd.	98,400	814
	Nakanishi Inc.	42,787	813
	Pilot Corp.	70,800	804
	Exedy Corp.	21,300	803
	Duskin Co. Ltd.	28,700	801
	Fuji Media Holdings Inc.	32,000	800
	Kose Holdings Corp.	22,400	797
	EDION Corp.	52,400	796
	Tocalo Co. Ltd.	44,200	793
	Miyazaki Bank Ltd.	54,500	792
	Acom Co. Ltd.	264,700	788
	Raito Kogyo Co. Ltd.	33,400	787
	Umios Corp.	96,000	787
	Yodoko Ltd.	90,700	786
	Kumagai Gumi Co. Ltd.	88,000	784
	Bank of Iwate Ltd.	58,400	781
	Noritake Co. Ltd.	37,200	781
	DeNA Co. Ltd.	50,203	780
	S&B Foods Inc.	18,900	779
	Kanto Denka Kogyo Co. Ltd.	47,700	778
	Japan Excellent Inc.	859	777
	Procrea Holdings Inc.	31,200	776
	Fukuyama Transporting Co. Ltd.	20,700	772
	Daiwa Office Investment Corp.	361	772
	Tokyu REIT Inc.	648	771
	Sawai Group Holdings Co. Ltd.	74,100	765
	Inabata & Co. Ltd.	30,900	764
*,1	SHIFT Inc.	135,600	762
	Fuji Oil Co. Ltd.	30,600	761
	Bic Camera Inc.	69,500	760
	Akita Bank Ltd.	16,800	758
	AEON Financial Service Co. Ltd.	77,000	757
	Nippon Paper Industries Co. Ltd.	87,800	756
	Nippn Corp.	42,800	754
	Osaka Soda Co. Ltd.	68,800	753
[1]	Toridoll Holdings Corp.	27,500	751
	Kaga Electronics Co. Ltd.	25,700	746
	Aica Kogyo Co. Ltd.	32,300	745
	Simplex Holdings Inc.	104,000	744
	Musashi Seimitsu Industry Co. Ltd.	37,600	743
	JVCKenwood Corp.	105,700	743
	Nextage Co. Ltd.	35,600	742
	Okasan Securities Group Inc.	107,200	741
	Daiseki Co. Ltd.	31,120	740
	Kurabo Industries Ltd.	12,000	740
	Chiba Kogyo Bank Ltd.	45,200	731
	Toyota Boshoku Corp.	51,800	723
	Mori Hills REIT Investment Corp. Class C	883	720
	Riken Keiki Co. Ltd.	33,200	717
[1]	Kureha Corp.	26,700	714

		Shares	Market Value ($000)
	YAMABIKO Corp.	29,600	713
	Sanyo Denki Co. Ltd.	21,000	711
	Sakata Seed Corp.	26,300	709
	Megmilk Snow Brand Co. Ltd.	30,000	707
	Kanamoto Co. Ltd.	21,600	704
[1]	Nittetsu Mining Co. Ltd.	37,600	704
	Okamura Corp.	48,200	704
	Nippon Light Metal Holdings Co. Ltd.	41,830	704
	Kasumigaseki Capital Co. Ltd.	15,170	704
	KYB Corp.	25,000	701
[1]	Sagami Holdings Corp.	53,700	699
	Hosiden Corp.	39,300	698
	Infomart Corp.	194,200	696
	Arcs Co. Ltd.	30,500	693
	Japan Securities Finance Co. Ltd.	46,400	691
	Ito En Ltd.	36,900	690
	Kitz Corp.	50,800	690
	Daiei Kankyo Co. Ltd.	29,500	690
	Seiren Co. Ltd.	34,800	688
	Toei Co. Ltd.	18,000	684
	Ain Holdings Inc.	18,500	683
	Tokai Tokyo Financial Holdings Inc.	136,700	683
	SMS Co. Ltd.	49,200	683
	Muninova Holdings Inc.	245,000	683
	TBS Holdings Inc.	18,100	681
	Valqua Ltd.	16,900	676
	Sangetsu Corp.	34,800	674
	Restar Corp.	26,124	668
	Takara Standard Co. Ltd.	35,400	667
	PAL GROUP Holdings Co. Ltd.	70,400	664
	Daiichikosho Co. Ltd.	58,300	663
	Yonex Co. Ltd.	40,700	662
	Mitsubishi Estate Logistics REIT Investment Corp.	846	661
	Nomura Micro Science Co. Ltd.	26,900	659
	DTS Corp.	90,400	657
	Megachips Corp.	11,700	653
	Toyobo Co. Ltd.	69,300	652
	Mitsubishi Pencil Co. Ltd.	37,300	647
	Fukui Bank Ltd.	18,300	645
	Nippon Thompson Co. Ltd.	58,800	642
	JCU Corp.	17,600	640
	Kato Sangyo Co. Ltd.	15,900	635
	Nippon Soda Co. Ltd.	26,600	635
	Heiwa Real Estate REIT Inc.	751	633
	DCM Holdings Co. Ltd.	65,500	631
	Itoki Corp.	34,400	630
	Toagosei Co. Ltd.	55,900	625
	Hoshino Resorts REIT Inc.	408	624
	Hioki EE Corp.	9,000	623
	Valor Holdings Co. Ltd.	30,500	623
	Tadano Ltd.	74,900	622
	TOKAI Holdings Corp.	85,100	619
	MEC Co. Ltd.	11,883	617
*,1	Sharp Corp.	159,029	614
	Iino Kaiun Kaisha Ltd.	65,800	610
	Alconix Corp.	37,619	609
	Bank of the Ryukyus Ltd.	33,200	607
	Okinawa Cellular Telephone Co.	25,002	606
	Nitta Corp.	15,200	605
	Nippon Television Holdings Inc.	33,000	603
	Chudenko Corp.	19,500	601
	Okinawa Financial Group Inc.	13,180	600
	Optex Group Co. Ltd.	27,800	595
	DKS Co. Ltd.	7,700	595
	As One Corp.	39,000	588
	TOMONY Holdings Inc.	95,000	588
	Takasago International Corp.	77,800	586
	KOMEDA Holdings Co. Ltd.	32,200	585
	JSB Co. Ltd.	10,400	582
	Mitsui High-Tec Inc.	104,000	581

		Shares	Market Value ($000)
	Toyo Ink SC Holdings Co. Ltd.	20,900	579
	Joyful Honda Co. Ltd.	36,988	579
	Fujibo Holdings Inc.	26,700	574
*	PeptiDream Inc.	97,000	574
	NIPPON REIT Investment Corp.	1,092	574
*	Sanken Electric Co. Ltd.	11,200	573
	Tokai Rika Co. Ltd.	29,000	572
	Fuji Seal International Inc.	30,300	571
	Maruzen Showa Unyu Co. Ltd.	11,900	571
	Nishimatsu Construction Co. Ltd.	17,200	570
	Justsystems Corp.	22,400	568
	Yuasa Co. Ltd.	15,600	566
	Star Asia Investment Corp.	1,686	566
	Nippon Densetsu Kogyo Co. Ltd.	22,500	563
	Shikoku Bank Ltd.	27,000	558
	Workman Co. Ltd.	15,112	554
	Nohmi Bosai Ltd.	19,900	553
	Japan Wool Textile Co. Ltd.	46,100	550
	Kissei Pharmaceutical Co. Ltd.	21,548	550
	Happinet Corp.	26,500	549
	Starts Corp. Inc.	18,400	546
	TS Tech Co. Ltd.	47,600	546
	& ST HD Co. Ltd.	25,640	544
	Fukuoka REIT Corp.	484	543
	Shochiku Co. Ltd.	7,500	542
	Sekisui Jushi Corp.	29,300	540
	Nippon Seiki Co. Ltd.	35,600	539
[1]	Honeys Holdings Co. Ltd.	60,060	539
	Mani Inc.	57,100	538
	Meisei Industrial Co. Ltd.	42,400	538
	Sakata INX Corp.	34,500	538
	Tri Chemical Laboratories Inc.	26,768	536
	FCC Co. Ltd.	23,000	535
	San-Ai Obbli Co. Ltd.	36,400	529
	Toa Corp.	42,000	527
	Nitto Kogyo Corp.	19,500	526
	Roland Corp.	20,000	525
	Hamakyorex Co. Ltd.	45,200	519
	Anicom Holdings Inc.	69,000	517
	Systena Corp.	195,800	516
	Shibaura Machine Co. Ltd.	20,100	515
	Jaccs Co. Ltd.	21,900	514
	Shoei Co. Ltd.	42,200	514
	Nisshin Oillio Group Ltd.	42,900	512
	Toyo Tanso Co. Ltd.	12,600	511
	Shinmaywa Industries Ltd.	41,500	508
	Shin Nippon Air Technologies Co. Ltd.	25,300	508
	T Hasegawa Co. Ltd.	25,000	508
	Aichi Steel Corp.	27,600	506
	Bank of Saga Ltd.	14,500	504
	Ichiyoshi Securities Co. Ltd.	51,800	502
[1]	Sakura Internet Inc.	26,200	502
	Kyosan Electric Manufacturing Co. Ltd.	92,700	501
	TechMatrix Corp.	38,900	501
	Santec Holdings Corp.	4,807	500
	Bunka Shutter Co. Ltd.	41,900	498
	Health Care & Medical Investment Corp.	754	498
[1]	Sun Corp.	8,200	498
	Japan Lifeline Co. Ltd.	50,400	496
	Uchida Yoko Co. Ltd.	37,000	496
	Furuya Metal Co. Ltd.	12,100	494
	Tochigi Bank Ltd.	83,800	493
	Pola Orbis Holdings Inc.	58,600	493
	Central Automotive Products Ltd.	38,400	493
	Itochu Enex Co. Ltd.	36,300	492
	Tokyo Keiki Inc.	11,612	492
	Saibu Gas Holdings Co. Ltd.	33,300	491
	Yokorei Co. Ltd.	36,900	491
	Central Glass Co. Ltd.	19,800	490
	Yellow Hat Ltd.	43,100	488

		Shares	Market Value ($000)
	Mitani Sekisan Co. Ltd.	40,900	488
	NS United Kaiun Kaisha Ltd.	9,700	487
	Yokowo Co. Ltd.	19,695	485
	ESPEC Corp.	20,100	483
	Global One Real Estate Investment Corp.	687	483
	JBCC Holdings Inc.	47,600	483
	Yamagata Bank Ltd.	20,800	482
	ESCON Japan REIT Investment Corp.	683	480
	WingArc1st Inc.	23,900	480
	Koa Corp.	34,800	478
	Mitsuboshi Belting Ltd.	18,700	478
	Zacros Corp.	56,800	477
	TKC Corp.	19,600	476
	Elecom Co. Ltd.	40,800	475
	Takaoka Toko Co. Ltd.	11,100	475
	Monex Group Inc.	107,900	475
*,1	Chiyoda Corp.	116,500	473
[1]	Toyo Engineering Corp.	39,400	473
	Toyo Corp.	38,700	472
	Future Corp.	30,600	471
	Komori Corp.	40,600	471
	Heiwa Real Estate Co. Ltd.	31,800	468
	Hibiya Engineering Ltd.	27,000	467
[1]	JINS Holdings Inc.	11,700	467
	KH Neochem Co. Ltd.	22,700	467
	Morita Holdings Corp.	29,600	466
	Toshiba TEC Corp.	23,700	465
	TOA ROAD Corp.	45,660	465
	PIA Corp.	26,000	463
	Shibuya Corp.	17,000	463
	Tsurumi Manufacturing Co. Ltd.	33,500	463
	Optorun Co. Ltd.	25,300	463
	Daio Paper Corp.	74,000	461
	Itoham Yonekyu Holdings Inc.	14,914	459
	Daido Metal Co. Ltd.	54,100	457
	Hankyu Hanshin REIT Inc.	505	457
*	LIFENET INSURANCE CO.	43,700	456
	JAFCO Group Co. Ltd.	32,400	455
	Wacom Co. Ltd.	94,400	455
	Totetsu Kogyo Co. Ltd.	17,400	453
	Totech Corp.	18,800	453
	DyDo Group Holdings Inc.	23,900	452
	ASAHI YUKIZAI Corp.	11,900	450
	Heiwa Corp.	33,600	450
	Nachi-Fujikoshi Corp.	13,300	450
	Taihei Dengyo Kaisha Ltd.	30,000	450
	Transcosmos Inc.	18,900	450
	Tokushu Tokai Paper Co. Ltd.	34,500	450
	Mirai Corp.	1,716	449
	Hochiki Corp.	37,500	448
	Tokyo Steel Manufacturing Co. Ltd.	40,400	448
	Yokogawa Bridge Holdings Corp.	24,100	446
	Maeda Kosen Co. Ltd.	36,200	446
[1]	Cybozu Inc.	26,000	445
	Kaken Pharmaceutical Co. Ltd.	18,700	445
	Nomura Co. Ltd.	60,800	445
	Bando Chemical Industries Ltd.	29,400	444
	Ohsho Food Service Corp.	23,400	444
[1]	Rock Field Co. Ltd.	51,700	444
	Taki Chemical Co. Ltd.	14,300	444
	Ishihara Sangyo Kaisha Ltd.	24,100	443
	San-A Co. Ltd.	21,600	442
	Keihanshin Building Co. Ltd.	61,200	438
	GungHo Online Entertainment Inc.	28,670	437
	Ryoyo Ryosan Holdings Inc.	23,896	437
	Tokyo Electron Device Ltd.	17,600	436
	Sodick Co. Ltd.	42,200	436
	CTI Engineering Co. Ltd.	22,000	436
	A&D HOLON Holdings Co. Ltd.	23,422	435
	Aoyama Trading Co. Ltd.	92,400	434

		Shares	Market Value ($000)
	FP Corp.	27,200	431
	Tosei Corp.	38,000	431
	Teikoku Corp.	20,400	427
	Hokuetsu Corp.	74,600	427
	Nichiha Corp.	22,200	427
	Nippon Signal Co. Ltd.	42,800	427
	Noritz Corp.	28,700	427
	Ai Holdings Corp.	23,200	427
	Mitsuuroko Group Holdings Co. Ltd.	32,200	425
	Noritsu Koki Co. Ltd.	34,500	420
	Zuken Inc.	13,800	419
	Argo Graphics Inc.	48,800	417
	Raiznext Corp.	23,000	417
	Japan Aviation Electronics Industry Ltd.	28,200	416
	Kurimoto Ltd.	44,000	416
	Mixi Inc.	22,824	415
	Denyo Co. Ltd.	16,600	414
	World Co. Ltd.	41,200	414
	Open Up Group Inc.	32,700	413
	Joshin Corp.	16,700	412
	Ariake Japan Co. Ltd.	12,200	410
	Furukawa Co. Ltd.	18,700	410
	Npr Riken Corp.	16,200	410
	Izumi Co. Ltd.	65,100	409
	Enplas Corp.	5,900	408
	Galilei Holdings Co. Ltd.	18,900	408
	Tamura Corp.	81,900	407
	Doutor Nichires Holdings Co. Ltd.	20,300	407
	Starts Proceed Investment Corp.	350	406
	Tsukishima Holdings Co. Ltd.	23,800	405
	Nihon Dengi Co. Ltd.	31,080	405
	Aisan Industry Co. Ltd.	27,100	404
*	Nxera Pharma Co. Ltd.	73,700	404
	RS Technologies Co. Ltd.	10,400	401
	Premium Group Co. Ltd.	31,200	400
	Nissei ASB Machine Co. Ltd.	7,100	399
	Vital KSK Holdings Inc.	38,100	399
	Nishimatsuya Chain Co. Ltd.	31,800	398
	Trusco Nakayama Corp.	26,400	398
	Idec Corp.	18,000	395
	Ricoh Leasing Co. Ltd.	9,400	395
	Kyokuto Kaihatsu Kogyo Co. Ltd.	26,800	394
[1]	Nippon Parking Development Co. Ltd. Class C	255,000	393
	Okura Industrial Co. Ltd.	11,300	392
	Topre Corp.	22,400	392
	Ichigo Office REIT Investment Corp.	649	392
	Sakai Chemical Industry Co. Ltd.	15,800	391
	Teikoku Sen-I Co. Ltd.	18,300	391
	Prestige International Inc.	87,800	390
	Matsuda Sangyo Co. Ltd.	11,600	390
	Financial Partners Group Co. Ltd.	36,300	390
	Vector Inc.	34,900	388
[1]	Seikoh Giken Co. Ltd.	3,400	388
[1]	Obara Group Inc.	10,800	387
	Toenec Corp.	30,400	387
	Matsui Securities Co. Ltd.	58,700	385
	MOS Food Services Inc.	15,900	385
	Cleanup Corp.	66,100	384
	Eiken Chemical Co. Ltd.	28,600	384
	Milbon Co. Ltd.	22,000	384
	Tokyu Construction Co. Ltd.	52,800	383
	Konoike Transport Co. Ltd.	20,500	383
	Menicon Co. Ltd.	35,200	383
	Gunze Ltd.	15,200	382
	Techno Ryowa Ltd.	10,900	380
	Towa Pharmaceutical Co. Ltd.	15,100	378
	Komeri Co. Ltd.	15,400	373
	Okabe Co. Ltd.	64,800	373
	Sinko Industries Ltd.	48,577	372
	Yurtec Corp.	25,000	372

		Shares	Market Value ($000)
	Ki-Star Real Estate Co. Ltd.	16,800	371
	Yamae Group Holdings Co. Ltd.	21,100	371
	IDOM Inc.	46,000	370
	Wakita & Co. Ltd.	30,700	369
	Hiday Hidaka Corp.	20,236	366
	Axial Retailing Inc.	45,996	366
	U-Next Holdings Co. Ltd.	34,043	365
	Tanseisha Co. Ltd.	41,700	363
	Seikitokyu Kogyo Co. Ltd.	38,600	363
	Fuji Kyuko Co. Ltd.	21,000	362
	Nihon Tokushu Toryo Co. Ltd.	23,400	362
	Starzen Co. Ltd.	42,900	362
	AOKI Holdings Inc.	33,300	360
	Nishio Holdings Co. Ltd.	13,400	359
	Vision Inc.	55,400	358
	Anest Iwata Corp.	31,800	357
	Tekken Corp.	13,000	356
	Tsuburaya Fields Holdings Inc.	23,482	355
	Token Corp.	4,200	352
	Doshisha Co. Ltd.	18,800	351
	JMDC Inc.	18,000	351
[1]	Kosaido Holdings Co. Ltd.	111,500	351
	Sun Frontier Fudousan Co. Ltd.	22,300	350
	CRE Logistics REIT Inc.	396	350
	ARCLANDS Corp.	28,976	348
	Kanaden Corp.	22,600	346
	Pronexus Inc.	46,400	345
	Maxell Ltd.	26,800	345
	METAWATER Co. Ltd.	18,000	345
	Imperial Hotel Ltd.	54,600	345
	Prima Meat Packers Ltd.	22,100	344
	Marusan Securities Co. Ltd.	45,200	343
	Riken Vitamin Co. Ltd.	17,000	342
[1]	Ise Chemicals Corp.	16,300	342
	Arakawa Chemical Industries Ltd.	30,300	341
	Riken Technos Corp.	24,700	340
	Unipres Corp.	40,800	339
	Stella Chemifa Corp.	10,600	338
	Seika Corp.	20,700	337
[1]	Anycolor Inc.	20,500	337
	Hosokawa Micron Corp.	10,700	336
[1]	OSAKA Titanium Technologies Co. Ltd.	19,200	336
	Towa Bank Ltd.	40,900	336
	Tomoku Co. Ltd.	11,900	335
	SRA Holdings	11,500	335
	BML Inc.	14,900	334
	United Super Markets Holdings Inc.	64,770	334
	SOSiLA Logistics REIT Inc.	489	334
	Neturen Co. Ltd.	38,500	332
	Pack Corp.	36,600	332
	M&A Capital Partners Co. Ltd.	13,700	332
	Siix Corp.	38,000	331
	UT Group Co. Ltd.	286,500	330
	Appier Group Inc.	55,100	330
	Asahi Diamond Industrial Co. Ltd.	48,200	329
	Asahi Kogyosha Co. Ltd.	13,900	329
	Autobacs Seven Co. Ltd.	33,600	328
	Fujita Kanko Inc.	26,000	328
	Tokyotokeiba Co. Ltd.	10,400	328
	Belc Co. Ltd.	7,800	327
	Nishikawa Rubber Co. Ltd.	15,926	327
[1]	YA-MAN Ltd.	67,300	325
	Life Corp.	20,000	324
[1]	Kura Sushi Inc.	30,800	323
	Kyokuto Securities Co. Ltd.	29,100	323
	Iwaki Co. Ltd.	10,100	323
	Daiwa Ltd.	29,800	321
	Senshu Electric Co. Ltd.	8,442	320
	Transaction Co. Ltd.	42,600	320
	Shinwa Co. Ltd.	16,100	319

		Shares	Market Value ($000)
	United Arrows Ltd.	20,900	318
	Ehime Bank Ltd.	18,400	318
	Arata Corp.	19,400	318
	Osaki Electric Co. Ltd.	34,400	318
[1]	Midac Holdings Co. Ltd.	23,200	318
	Heiwado Co. Ltd.	19,000	317
[1]	Oisix Inc.	31,200	317
	Japan Transcity Corp.	37,500	316
	Shizuoka Gas Co. Ltd.	39,700	313
	Kohnan Shoji Co. Ltd.	11,900	313
	Nippon Chemi-Con Corp.	16,400	313
	Computer Engineering & Consulting Ltd.	22,326	312
	Aucnet Inc.	37,400	312
	Funai Soken Holdings Inc.	44,900	311
	Sintokogio Ltd.	43,400	311
	Sato Corp.	20,300	310
	GLOBERIDE Inc.	19,400	309
	Nippon Yakin Kogyo Co. Ltd.	9,849	309
	Nagawa Co. Ltd.	9,500	309
	Rheon Automatic Machinery Co. Ltd.	32,580	308
	Japan Pulp & Paper Co. Ltd.	44,000	307
	Nissha Co. Ltd.	37,300	307
	TRE Holdings Corp.	24,300	306
	Osaka Organic Chemical Industry Ltd.	10,900	304
	Yondenko Corp.	24,300	304
	Aida Engineering Ltd.	40,500	301
	Royal Holdings Co. Ltd.	36,000	301
	ZERIA Pharmaceutical Co. Ltd.	22,900	300
	Eizo Corp.	16,600	300
	Onward Holdings Co. Ltd.	62,700	300
	Ines Corp.	22,400	299
	Asanuma Corp.	55,000	298
	Sakai Moving Service Co. Ltd.	15,900	297
	Shinnihon Corp.	22,500	297
	Yamazen Corp.	26,800	297
	Noevir Holdings Co. Ltd.	9,500	297
	Plus Alpha Consulting Co. Ltd.	20,602	297
	Tokyo Energy & Systems Inc.	23,900	296
	Murakami Corp.	7,103	296
	Oyo Corp.	16,800	293
	Showa Sangyo Co. Ltd.	13,200	293
	Torishima Pump Manufacturing Co. Ltd.	17,000	292
	Konishi Co. Ltd.	33,000	291
	Nichireki Group Co. Ltd.	20,800	287
	Arisawa Manufacturing Co. Ltd.	19,000	287
[1]	Istyle Inc.	103,500	286
	VT Holdings Co. Ltd.	92,500	285
	Amuse Inc.	23,300	285
	Tayca Corp.	20,661	285
	Toyo Gosei Co. Ltd.	3,600	285
[1]	Pacific Metals Co. Ltd.	18,500	284
	TPR Co. Ltd.	30,600	284
	Toa Corp. (XTKS)	27,900	283
	Okinawa Electric Power Co. Inc.	42,912	282
	Hirata Corp.	16,140	282
	Chubu Steel Plate Co. Ltd.	21,200	282
*,1	Kappa Create Co. Ltd.	27,500	281
	Hokkaido Gas Co. Ltd.	58,000	279
	Zojirushi Corp.	30,900	279
	TOC Co. Ltd.	48,000	277
	K&O Energy Group Inc.	24,400	277
	HIS Co. Ltd.	42,900	276
[1]	Daikoku Denki Co. Ltd.	17,900	276
	Nissan Shatai Co. Ltd.	45,600	276
	HI-LEX Corp.	19,400	276
	Fukuda Corp.	11,400	275
	Feed One Co. Ltd.	34,180	275
	MIRARTH Real Estate Investment Corp.	530	275
	ASKA Pharmaceutical Holdings Co. Ltd.	20,500	275
	Nichiden Corp.	14,200	274

		Shares	Market Value ($000)
	Kumiai Chemical Industry Co. Ltd.	59,363	273
	Airman Corp.	17,200	273
	Ichigo Inc.	105,200	272
	Shimadaya Corp.	26,200	272
	Lifedrink Co. Inc.	29,656	269
[1]	Ichibanya Co. Ltd.	45,500	268
	Kisoji Co. Ltd.	17,300	267
	J-Oil Mills Inc.	20,400	267
	GMO GlobalSign Holdings KK	18,722	267
	Yahagi Construction Co. Ltd.	22,400	266
	Fukui Computer Holdings Inc.	13,200	265
[1]	Gift Holdings Inc.	8,200	265
	Geo Holdings Corp.	20,200	264
	V Technology Co. Ltd.	7,900	264
[1]	Matsuya Co. Ltd.	22,000	264
	Tosei REIT Investment Corp.	315	264
	Cresco Ltd.	25,932	263
	Chofu Seisakusho Co. Ltd.	19,900	262
	Kyokuyo Co. Ltd.	9,200	262
	Miyaji Engineering Group Inc.	26,400	262
	Kanagawa Chuo Kotsu Co. Ltd.	10,700	260
	Maezawa Kyuso Industries Co. Ltd.	26,400	260
	Mars Group Holdings Corp.	13,200	260
	Sanoh Industrial Co. Ltd.	52,100	260
	Digital Garage Inc.	17,100	259
	Mitsubishi Research Institute Inc.	8,600	259
[1]	Fujio Food Group Inc.	36,384	259
	Oriental Shiraishi Corp.	113,300	259
	Shofu Inc.	19,600	259
[1]	Giken Ltd.	21,800	258
	Iseki & Co. Ltd.	22,400	258
[1]	Shima Seiki Manufacturing Ltd.	44,800	258
	Nippon Carbon Co. Ltd.	8,700	257
	Oro Co. Ltd.	18,542	257
	Chubu Shiryo Co. Ltd.	21,600	256
	Nippon Rietec Co. Ltd.	17,000	256
	Central Security Patrols Co. Ltd.	14,519	254
	Sanyo Chemical Industries Ltd.	8,400	254
	Nippon Ceramic Co. Ltd.	10,900	253
	Onoken Co. Ltd.	28,100	253
	Wellneo Sugar Co. Ltd.	14,600	253
	Strike Group Co. Ltd.	30,429	252
	Daiichi Jitsugyo Co. Ltd.	12,600	250
[1]	Dip Corp.	21,400	250
	One REIT Inc.	501	249
	CTS Co. Ltd.	47,079	248
	SBS Holdings Inc.	8,900	248
	Genky DrugStores Co. Ltd.	10,500	246
	Shindengen Electric Manufacturing Co. Ltd.	11,700	245
	St. Marc Holdings Co. Ltd.	15,200	245
	Broadleaf Co. Ltd.	88,600	245
[1]	Tama Home Co. Ltd.	12,800	244
	Futaba Industrial Co. Ltd.	37,700	243
	Fudo Tetra Corp.	14,500	242
	Fujicco Co. Ltd.	24,100	241
	Oiles Corp.	13,560	241
	KPP Group Holdings Co. Ltd.	34,716	241
	Dai Nippon Toryo Co. Ltd.	27,200	238
	Japan Investment Adviser Co. Ltd.	17,740	238
	Ringer Hut Co. Ltd.	16,100	237
	Shinagawa Refra Co. Ltd.	18,467	237
	Airport Facilities Co. Ltd.	40,141	236
	Iriso Electronics Co. Ltd.	13,800	235
	Create SD Holdings Co. Ltd.	11,200	234
	JDC Corp.	72,800	234
	J Trust Co. Ltd.	45,600	232
	Okamoto Industries Inc.	6,200	232
[1]	Fixstars Corp.	17,800	231
[1]	Tess Holdings Co. Ltd.	55,100	230
	Aizawa Securities Group Co. Ltd.	21,532	230

		Shares	Market Value ($000)
	Kawada Technologies Inc.	29,100	229
[1]	euglena Co. Ltd.	106,900	228
[1]	Inui Global Logistics Co. Ltd.	19,247	228
	Yushin Co.	54,500	227
[1]	baudroie Inc.	12,605	227
	CHIMNEY Co. Ltd.	31,388	226
[1]	Japan Engine Corp.	3,900	226
	Fuji Pharma Co. Ltd.	19,400	225
	Chori Co. Ltd.	9,200	224
	Ryobi Ltd.	14,000	222
	Business Engineering Corp.	28,700	220
	Marudai Food Co. Ltd.	15,200	219
	Hokuto Corp.	17,800	218
	Marvelous Inc.	74,500	218
*,1	Japan Display Inc.	721,300	218
	Takamatsu Construction Group Co. Ltd.	9,300	217
	Digital Arts Inc.	8,500	217
	TSI Holdings Co. Ltd.	28,200	217
	Nippon Denko Co. Ltd.	81,000	215
	Earth Corp.	7,200	214
	Daiki Aluminium Industry Co. Ltd.	23,221	214
	Shin-Etsu Polymer Co. Ltd.	16,100	213
	Rokko Butter Co. Ltd.	31,600	211
	Nippon Beet Sugar Manufacturing Co. Ltd.	6,600	208
	Mie Kotsu Group Holdings Inc.	60,000	208
[1]	Qol Holdings Co. Ltd.	15,800	207
	Nippon Fine Chemical Co. Ltd.	12,700	204
	eGuarantee Inc.	17,600	203
*	RENOVA Inc.	35,000	203
	Orient Corp.	35,850	202
	Press Kogyo Co. Ltd.	37,600	202
	Kenko Mayonnaise Co. Ltd.	15,700	201
	Yukiguni Factory Co. Ltd.	27,400	201
	JAC Recruitment Co. Ltd.	33,800	200
	Mirarth Holdings Inc.	77,300	199
	Sinanen Holdings Co. Ltd.	4,800	199
	Nippon Kanzai Holdings Co. Ltd.	11,300	199
	CAC Holdings Corp.	17,100	198
	m-up Holdings Inc.	39,800	198
	Fuji Co. Ltd.	15,400	196
	Kameda Seika Co. Ltd.	24,147	193
	Koatsu Gas Kogyo Co. Ltd.	28,900	193
	PS Construction Co. Ltd.	13,400	190
[1]	Chuo Spring Co. Ltd.	8,200	189
	Katakura Industries Co. Ltd.	10,700	189
	Kyoei Steel Ltd.	15,600	189
	Hokkan Holdings Ltd.	12,600	188
	JCR Pharmaceuticals Co. Ltd.	62,900	188
	grems Inc.	11,700	188
*	PKSHA Technology Inc.	10,652	187
	Mochida Pharmaceutical Co. Ltd.	9,542	186
[1]	Media Do Co. Ltd.	23,030	186
	Riso Kagaku Corp.	28,200	185
	Eagle Industry Co. Ltd.	9,900	184
	Komatsu Matere Co. Ltd.	41,300	184
	Sala Corp.	25,500	183
	Nihon Trim Co. Ltd.	6,100	182
	Kamei Corp.	7,500	182
	SIGMAXYZ Holdings Inc.	48,400	182
	Tohokushinsha Film Corp.	58,500	182
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	26,000	180
	Weathernews Inc.	14,200	180
	Sanyo Electric Railway Co. Ltd.	14,300	180
	Warabeya Nichiyo Holdings Co. Ltd.	10,300	180
	West Holdings Corp.	11,464	180
	COLOPL Inc.	73,000	179
	Base Co. Ltd.	8,900	179
	Software Service Inc.	2,600	179
	Nichiban Co. Ltd.	14,500	177
	ASKUL Corp.	22,200	176

		Shares	Market Value ($000)
[1]	Fujiya Co. Ltd.	11,400	175
	Komehyo Holdings Co. Ltd.	5,600	175
[1]	Ministop Co. Ltd.	14,800	174
[1]	Key Coffee Inc.	13,800	173
*,1	Nippon Coke & Engineering Co. Ltd.	293,000	173
	Koshidaka Holdings Co. Ltd.	26,304	173
	I'll Inc.	12,200	173
	Sankei Real Estate Inc.	258	173
	Septeni Holdings Co. Ltd.	53,500	173
*,1	Atom Corp.	72,049	172
[1]	Mirai Industry Co. Ltd.	8,072	172
	Hakuto Co. Ltd.	5,492	169
	Buffalo Inc.	9,800	168
	Akatsuki Inc.	8,789	168
	Shimojima Co. Ltd.	19,300	167
	Topy Industries Ltd.	9,100	167
*	Nippon Sheet Glass Co. Ltd.	55,474	166
	Moriroku Co. Ltd.	10,600	166
	Avant Group Corp.	20,800	165
	Sumida Corp.	20,434	163
	Comture Corp.	18,200	163
	Tachi-S Co. Ltd.	11,500	162
	Asahi Co. Ltd.	18,900	161
	Kyodo Printing Co. Ltd.	15,600	160
[1]	eRex Co. Ltd.	30,300	160
	Daikyonishikawa Corp.	24,500	157
	Curves Holdings Co. Ltd.	26,104	157
	GMO Financial Holdings Inc.	23,000	157
	Sanshin Electronics Co. Ltd.	8,600	156
	AZ-COM MARUWA Holdings Inc.	27,064	156
[1]	BRONCO BILLY Co. Ltd.	9,200	155
	Tosho Co. Ltd.	31,900	153
	Insource Co. Ltd.	32,200	153
	Altech Corp.	29,700	153
	Nafco Co. Ltd.	10,900	153
*	Medley Inc.	11,900	153
	Goldcrest Co. Ltd.	7,500	152
	Shoei Foods Corp.	5,500	152
	Inaba Seisakusho Co. Ltd.	14,000	150
[1]	Kojima Co. Ltd.	17,300	150
[1]	Shibusawa Logistics Corp.	13,200	150
	Daiho Corp.	30,000	149
	WATAMI Co. Ltd.	24,600	146
	CMK Corp.	37,500	145
[1]	Riso Kyoiku Group Corp.	111,500	145
	Hodogaya Chemical Co. Ltd.	11,400	145
	TDC Soft Inc.	21,751	145
	Chiyoda Co. Ltd.	23,100	144
	JP-Holdings Inc.	36,200	144
	Shinko Shoji Co. Ltd.	14,700	143
	Zenrin Co. Ltd.	25,250	143
	RYODEN Corp.	5,100	139
	Mitsuba Corp.	18,300	136
	FIDEA Holdings Co. Ltd.	10,090	136
	Samty Residential Investment Corp.	233	134
	FAN Communications Inc.	52,800	133
	Nittoku Co. Ltd.	8,100	132
	Cosel Co. Ltd.	16,900	131
	KNT-CT Holdings Co. Ltd.	10,900	131
	Tachibana Eletech Co. Ltd.	6,100	131
[1]	FP Partner Inc.	9,473	130
	S Foods Inc.	7,500	129
	SRE Holdings Corp.	7,560	129
	Hisaka Works Ltd.	12,900	128
	Belluna Co. Ltd.	18,900	127
	TV Asahi Holdings Corp.	6,500	127
	Sankyo Seiko Co. Ltd.	25,300	127
	Kanro Inc.	18,300	127
	Aichi Corp.	13,900	126
	Pasona Group Inc.	13,000	126

		Shares	Market Value ($000)
	Futaba Corp.	32,800	125
	KeePer Technical Laboratory Co. Ltd.	7,029	124
	UNISOL Holdings Corp.	6,900	124
	Nisso Holdings Co. Ltd.	31,600	123
	Avex Inc.	14,500	120
	Matsuyafoods Holdings Co. Ltd.	3,802	120
	en Japan Inc.	14,800	119
	LIFULL Co. Ltd.	94,100	119
	Hoosiers Holdings Co. Ltd.	15,000	116
	Aiphone Co. Ltd.	6,500	115
	Gakken Holdings Co. Ltd.	18,000	115
	Nihon Nohyaku Co. Ltd.	17,100	115
	Sumitomo Seika Chemicals Co. Ltd.	15,000	115
	Retail Partners Co. Ltd.	12,800	110
	Toyo Kanetsu KK	7,200	110
	Mitsui DM Sugar Co. Ltd.	5,000	108
	PHC Holdings Corp.	15,700	108
	Kyorin Pharmaceutical Co. Ltd.	14,900	107
[1]	Change Holdings Inc.	17,800	107
[1]	EM Systems Co. Ltd.	30,800	107
	Genki Global Dining Concepts Corp.	4,783	106
	LEC Inc.	17,300	105
	Daito Pharmaceutical Co. Ltd.	13,420	105
	Chiyoda Integre Co. Ltd.	5,125	104
	YAKUODO Holdings Co. Ltd.	9,600	104
	Yondoshi Holdings Inc.	7,900	103
	G-Tekt Corp.	7,500	101
	Halows Co. Ltd.	4,200	101
	Sparx Group Co. Ltd.	7,140	101
[1]	Aeon Hokkaido Corp.	18,800	100
[1]	Sumiseki Holdings Inc.	27,600	100
	Intage Holdings Inc.	8,100	97
	Softcreate Holdings Corp.	7,442	97
[1]	Quants Research Institute Holdings Inc.	16,486	96
	Piolax Inc.	8,700	95
	Tokai Corp.	6,200	95
	Bell System24 Holdings Inc.	11,000	94
	Nagaileben Co. Ltd.	8,300	93
*	Net Protections Holdings Inc.	33,800	93
	Godo Steel Ltd.	5,000	89
[1]	Remixpoint Inc.	73,169	89
	FULLCAST Holdings Co. Ltd.	8,066	87
*,1	Osaka Steel Co. Ltd.	5,500	86
	Alpen Co. Ltd.	6,200	86
	Cawachi Ltd.	4,000	83
	SBI ARUHI Corp.	15,956	81
	Yamashin-Filter Corp.	23,051	77
	JM Holdings Co. Ltd.	8,800	76
	Gecoss Corp.	6,800	74
	Miroku Jyoho Service Co. Ltd.	6,500	74
	ZIGExN Co. Ltd.	28,100	74
	Maxvalu Tokai Co. Ltd.	3,600	74
	Nippon Sharyo Ltd.	3,483	73
	GREE Holdings Inc.	29,100	73
*	Giftee Group Inc.	11,127	73
	ES-Con Japan Ltd.	10,700	72
	NEC Capital Solutions Ltd.	2,600	67
	Management Solutions Co. Ltd.	7,467	67
	Gamecard Holdings Inc	4,000	66
	Daikokutenbussan Co. Ltd.	2,300	65
	Tv Tokyo Holdings Corp.	3,000	65
	Icom Inc.	3,100	64
	World Holdings Co. Ltd.	3,700	61
	Link & Motivation Inc.	15,500	61
	LITALICO Inc.	6,100	61
[1]	Okuwa Co. Ltd.	11,800	60
[1]	Aeon Fantasy Co. Ltd.	3,300	57
	Seikagaku Corp.	12,300	57
	Ichikoh Industries Ltd.	17,000	56
	Alpha Systems Inc.	2,500	52

		Shares	Market Value ($000)
	Shin Nippon Biomedical Laboratories Ltd.	6,500	52
*	Universal Entertainment Corp.	12,041	50
	Elan Corp.	10,200	49
	Advan Group Co. Ltd.	8,200	48
	Nitto Kohki Co. Ltd.	4,500	48
	G-7 Holdings Inc.	5,200	47
	Kintetsu Department Store Co. Ltd.	4,000	46
	Amvis Holdings Inc.	19,211	46
	WDB Holdings Co. Ltd.	3,740	43
	Eslead Corp.	1,300	42
	Tsutsumi Jewelry Co. Ltd.	2,300	37
	JSP Corp.	2,300	36
	Shinsho Corp.	1,800	29
	Nakayama Steel Works Ltd.	5,000	21
*	Optim Corp.	8,298	21
[1]	TerraSky Co. Ltd.	1,312	17
			5,663,963
Kuwait (0.1%)
	Kuwait Finance House KSCP	10,724,606	27,207
	National Bank of Kuwait SAKP	7,126,462	19,781
	Mobile Telecommunications Co. KSCP	1,712,016	3,307
	Boubyan Bank KSCP	1,461,179	3,044
	Gulf Bank KSCP	1,764,414	2,007
	Warba Bank KSCP	1,855,015	1,676
	Mabanee Co. KPSC	502,559	1,508
	GFH Bank BSC	2,279,071	1,242
	National Industries Group Holding SAK	1,636,690	1,206
	Al Ahli Bank of Kuwait KSCP	1,242,640	1,079
*	Kuwait Real Estate Co. KSC	935,147	1,002
	Kuwait International Bank KSCP	978,089	807
	Boursa Kuwait Securities Co. KPSC	80,731	732
	Commercial Real Estate Co. KSC	1,153,881	722
	Agility Public Warehousing Co. KSCC	1,489,566	706
	Kuwait Projects Co. Holding KSCP	2,521,140	651
	Humansoft Holding Co. KSC	82,235	636
	Gulf Cables & Electrical Industries Group Co. KSCP	114,611	620
	Kuwait Telecommunications Co.	280,698	570
	Salhia Real Estate Co. KSCP	448,889	554
	Burgan Bank SAK	814,520	495
	Boubyan Petrochemicals Co. KSCP	240,949	480
*	National Real Estate Co. KPSC	1,011,378	428
	Jazeera Airways Co. KSCP	57,616	309
			70,769
Malaysia (0.2%)
	Malayan Banking Bhd.	6,339,681	16,902
	Public Bank Bhd.	12,395,830	15,671
	Tenaga Nasional Bhd.	4,043,874	14,447
	CIMB Group Holdings Bhd.	6,955,352	13,432
	Press Metal Aluminium Holdings Bhd.	3,112,260	6,042
	IHH Healthcare Bhd.	2,542,420	5,198
	SD Guthrie Bhd.	3,010,975	4,840
	Gamuda Bhd.	4,322,000	4,516
	AMMB Holdings Bhd.	2,501,873	4,144
	RHB Bank Bhd.	1,787,450	3,739
	MISC Bhd.	1,693,021	3,309
	Petronas Gas Bhd.	766,400	3,290
	Sunway Bhd.	2,157,200	2,783
	Petronas Chemicals Group Bhd.	2,368,689	2,778
	TIME dotCom Bhd.	1,845,500	2,710
	IOI Corp. Bhd.	2,396,540	2,596
	Hong Leong Bank Bhd.	476,300	2,570
	YTL Power International Bhd.	2,426,160	2,479
	CelcomDigi Bhd.	3,115,200	2,273
	Kuala Lumpur Kepong Bhd.	440,200	2,267
	Maxis Bhd.	2,228,300	2,018
	Axiata Group Bhd.	3,985,151	1,936
	Frontken Corp. Bhd.	1,372,100	1,746
	United Plantations Bhd.	210,000	1,735
	Sime Darby Bhd.	3,190,075	1,685

		Shares	Market Value ($000)
	Dialog Group Bhd.	3,450,848	1,676
	YTL Corp. Bhd.	3,531,114	1,673
	Telekom Malaysia Bhd.	816,100	1,547
	IJM Corp. Bhd.	2,620,220	1,540
	KPJ Healthcare Bhd.	2,023,300	1,536
	Petronas Dagangan Bhd.	307,500	1,468
	Inari Amertron Bhd.	2,426,975	1,314
	ViTrox Corp. Bhd.	617,000	1,308
	IGB REIT	1,885,800	1,268
	Westports Holdings Bhd.	725,700	1,265
	QL Resources Bhd.	1,285,335	1,257
	Bursa Malaysia Bhd.	580,150	1,220
	Nestle Malaysia Bhd.	48,000	1,188
	IOI Properties Group Bhd.	1,247,800	1,157
	Sime Darby Property Bhd.	3,263,041	1,075
[2]	MR DIY Group M Bhd.	2,759,950	1,067
	PPB Group Bhd.	435,840	1,001
	99 Speed Mart Retail Holdings Bhd.	1,093,400	979
	Genting Bhd.	1,877,500	974
	Kelington Group Bhd.	476,248	966
	Sunway REIT	1,589,300	863
	Fraser & Neave Holdings Bhd.	125,200	851
	Axis REIT	1,798,200	846
	Alliance Bank Malaysia Bhd.	695,623	811
	Sunway Construction Group Bhd.	408,000	790
*	Sunway Healthcare Holdings Bhd. Class B	1,627,110	768
	Malayan Cement Bhd.	473,100	751
	Malaysian Pacific Industries Bhd.	66,500	745
*	Pentamaster Corp. Bhd.	557,300	720
	My EG Services Bhd.	3,898,700	709
	Yinson Holdings Bhd.	1,453,720	693
	Top Glove Corp. Bhd.	4,087,200	665
*	UWC Bhd.	396,700	615
	ITMAX SYSTEM Bhd.	508,700	590
	Pavilion REIT	1,344,600	585
	Gas Malaysia Bhd.	449,500	575
	Heineken Malaysia Bhd.	121,499	569
	Farm Fresh Bhd.	1,039,813	569
	Malakoff Corp. Bhd.	2,751,800	541
	Carlsberg Brewery Malaysia Bhd. Class B	136,198	531
	SP Setia Bhd. Group	2,318,600	527
	Genting Malaysia Bhd.	1,104,000	472
	Eco World Development Group Bhd. (XKLS)	855,400	431
*	Greatech Technology Bhd.	741,800	430
*	Dagang NeXchange Bhd.	3,672,400	406
	Mah Sing Group Bhd.	1,509,600	384
*	Berjaya Corp. Bhd. (XKLS)	6,220,960	382
	Sports Toto Bhd.	1,147,499	379
	Mega First Corp. Bhd.	499,000	365
	BerMaz Auto Bhd.	1,488,320	355
	Velesto Energy Bhd.	5,611,263	343
	Bank Islam Malaysia Bhd.	613,100	319
	Padini Holdings Bhd.	804,950	287
	Scientex Bhd.	313,200	284
	Hartalega Holdings Bhd.	1,131,300	282
	Syarikat Takaful Malaysia Keluarga Bhd.	324,700	254
	Kossan Rubber Industries Bhd.	869,600	223
	Nationgate Holdings Bhd.	738,721	214
	MBSB Bhd.	1,361,200	212
	CTOS Digital Bhd.	1,210,400	209
	DRB-Hicom Bhd.	766,300	184
	Bumi Armada Bhd.	2,007,550	175
	VS Industry Bhd.	2,773,301	156
	Hibiscus Petroleum Bhd.	300,760	143
	Cahya Mata Sarawak Bhd.	541,200	139
*	Tanco Holdings Bhd.	1,811,100	115
	UEM Sunrise Bhd.	780,000	113
	British American Tobacco Malaysia Bhd.	94,900	111
	Malaysian Resources Corp. Bhd.	1,216,600	92
*	WCT Holdings Bhd.	714,641	69

		Shares	Market Value ($000)
*	Supermax Corp. Bhd.	863,319	56
*	D&O Green Technologies Bhd.	387,200	30
			172,513
Mexico (0.2%)
	Grupo Financiero Banorte SAB de CV Class O	2,533,803	29,344
	Grupo Mexico SAB de CV Series B	2,444,283	29,315
	Fomento Economico Mexicano SAB de CV	1,517,566	19,404
	America Movil SAB de CV Series B	13,566,875	17,288
	Cemex SAB de CV	13,352,202	15,812
	Wal-Mart de Mexico SAB de CV	4,324,659	12,547
	Arca Continental SAB de CV	799,200	9,158
	Grupo Aeroportuario del Pacifico SAB de CV Class B	383,055	8,328
	Industrias Penoles SAB de CV	153,693	7,075
	Coca-Cola Femsa SAB de CV	376,060	4,066
	Prologis Property Mexico SA de CV	882,360	3,963
	Fibra Uno Administracion SA de CV	2,141,273	3,856
	Grupo Financiero Inbursa SAB de CV Class O	1,394,900	3,583
	Grupo Bimbo SAB de CV Series A1	416,267	3,563
	Grupo Bimbo SAB de CV Series A	992,900	3,552
	Fibra MTY SAPI de CV	3,912,287	3,384
	Grupo Aeroportuario del Sureste SAB de CV Class B	111,181	3,079
	Grupo Aeroportuario del Centro Norte SAB de CV	211,288	2,822
	Kimberly-Clark de Mexico SAB de CV Class A	1,172,300	2,721
	Corp. Inmobiliaria Vesta SAB de CV	652,401	2,262
	Gentera SAB de CV	919,400	2,131
	Megacable Holdings SAB de CV	621,262	2,118
	Promotora y Operadora de Infraestructura SAB de CV	129,546	2,046
	Sigma Foods SAB de CV	1,912,616	1,950
[2]	Banco del Bajio SA	584,538	1,948
	Gruma SAB de CV Class B	118,815	1,772
	Regional SAB de CV	183,100	1,504
	Qualitas Controladora SAB de CV	157,764	1,442
	GCC SAB de CV	120,600	1,390
*	Alpek SAB de CV	1,748,570	1,300
	Grupo Comercial Chedraui SA de CV	199,059	1,040
	Alsea SAB de CV	402,400	979
	Bolsa Mexicana de Valores SAB de CV	434,800	966
*	Grupo Televisa SAB Series C	1,695,534	960
	El Puerto de Liverpool SAB de CV Class C1	155,683	935
*	Orbia Advance Corp. SAB de CV	621,858	878
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	648,600	508
	La Comer SAB de CV	238,528	470
	Genomma Lab Internacional SAB de CV Class B	532,563	451
*,2	Nemak SAB de CV	2,281,080	383
	Becle SAB de CV	286,000	257
*,2	Grupo Traxion SAB de CV	375,935	256
			210,806
Netherlands (1.1%)
	ASML Holding NV	327,775	540,155
	ING Groep NV	2,460,698	86,473
	Prosus NV	1,030,445	47,888
	ASM International NV	40,159	37,193
	Koninklijke Ahold Delhaize NV	780,185	30,860
	ArcelorMittal SA	365,096	25,789
*,2	Adyen NV	23,178	23,577
	ABN AMRO Bank NV	499,076	22,577
	NN Group NV	234,138	22,070
	Heineken NV	236,590	21,421
	Koninklijke Philips NV	710,900	18,731
	DSM-Firmenich AG	164,310	17,714
	Koninklijke KPN NV	3,595,272	16,976
	Wolters Kluwer NV	203,031	15,940
	Universal Music Group NV	873,073	14,405
	BE Semiconductor Industries NV	61,441	14,090
	ASR Nederland NV	133,874	10,945
	Aegon Ltd.	1,107,125	10,521
	Akzo Nobel NV	148,304	10,388
	Heineken Holding NV	83,763	7,047
*	Magnum Ice Cream Co. NV (AQEU)	369,045	6,897

		Shares	Market Value ($000)
	EXOR NV	69,416	5,559
	IMCD NV	46,247	5,067
*	InPost SA	221,559	3,952
	SBM Offshore NV	101,789	3,801
	Aalberts NV	75,086	3,719
	Randstad NV	82,597	3,492
	Allfunds Group plc	278,972	2,848
[2]	CVC Capital Partners plc	164,353	2,759
	Koninklijke BAM Groep NV	201,135	2,697
	Arcadis NV	54,576	2,568
*,1	CSG NV	125,009	2,392
	Koninklijke Vopak NV	41,143	2,329
	HAL Trust	10,839	2,065
	Koninklijke Heijmans NV	18,923	2,047
	APERAM SA	33,521	1,771
[2]	CTP NV	93,556	1,690
	Van Lanschot Kempen NV	21,963	1,650
[2]	Signify NV	92,697	1,584
*,2	Basic-Fit NV	38,945	1,558
	TKH Group NV	26,607	1,312
	Havas NV	51,975	1,113
	Eurocommercial Properties NV	31,723	1,026
*	Lakefront Biotherapeutics NV	36,160	992
[1]	Theon International plc	25,613	982
	Corbion NV	43,775	957
	Fugro NV	81,372	795
*	Flow Traders Ltd.	22,048	673
	Wereldhave NV	26,723	591
*	OCI NV	104,984	490
	Sligro Food Group NV	19,031	231
	PostNL NV	207,848	216
*	TomTom NV	34,247	153
			1,064,736
New Zealand (0.0%)
	Fisher & Paykel Healthcare Corp. Ltd. Class C	524,482	12,544
	Auckland International Airport Ltd.	1,515,282	7,769
	Infratil Ltd.	808,685	7,020
	Contact Energy Ltd.	781,809	4,181
	Meridian Energy Ltd.	946,129	3,173
	Mainfreight Ltd.	64,650	2,636
	Mercury NZ Ltd.	518,323	2,045
*	Fletcher Building Ltd. (XNZE)	844,096	1,810
	EBOS Group Ltd.	139,172	1,804
	Spark New Zealand Ltd.	1,235,732	1,397
	Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd.	928,707	1,098
	Freightways Group Ltd.	128,280	1,045
	Precinct Properties Group	1,403,036	869
*	Ryman Healthcare Ltd.	668,510	844
	Genesis Energy Ltd.	550,099	828
	Channel Infrastructure NZ Ltd.	359,743	723
	Summerset Group Holdings Ltd.	139,748	685
	Kiwi Property Group Ltd.	1,021,980	560
	Vector Ltd.	188,503	550
	Vital Healthcare Property Trust	442,279	492
	Heartland Group Holdings Ltd.	568,955	416
	Air New Zealand Ltd.	1,638,189	399
	Scales Corp. Ltd.	90,087	345
*	Oceania Healthcare Ltd.	743,171	330
	Argosy Property Ltd.	530,244	325
	Stride Property Group	344,664	234
	SKY Network Television Ltd.	112,768	216
*	SKYCITY Entertainment Group Ltd.	516,266	188
			54,526
Norway (0.2%)
	Equinor ASA	606,821	24,911
	DNB Bank ASA	693,647	22,335
	Kongsberg Gruppen ASA	362,425	11,294
	Norsk Hydro ASA	1,152,852	10,634
	Aker BP ASA	287,697	10,258

		Shares	Market Value ($000)
	Mowi ASA	384,948	8,244
	Storebrand ASA	331,560	7,057
	Telenor ASA	493,078	6,970
	Subsea 7 SA	197,529	6,674
	Yara International ASA	131,482	6,202
	Orkla ASA	534,070	5,932
	Frontline plc	115,701	4,614
	Gjensidige Forsikring ASA	152,577	4,552
	Vend Marketplaces ASA	135,367	3,434
	SpareBank 1 Sor-Norge ASA	147,762	3,310
	Var Energi ASA	655,937	3,295
	Salmar ASA	56,434	3,077
	Sparebanken Norge	130,853	2,720
	Protector Forsikring ASA	47,753	2,485
*	Nordic Semiconductor ASA	137,039	2,315
	Aker ASA Class A	16,449	2,213
	TGS ASA	155,493	2,107
	TOMRA Systems ASA	183,524	2,040
*	Kongsberg Maritime A/S	331,242	1,870
	Bakkafrost P/F	39,105	1,867
	SpareBank 1 SMN	86,574	1,796
	DOF Group ASA	132,335	1,735
[2]	BW LPG Ltd.	74,782	1,714
	Hoegh Autoliners ASA	88,357	1,572
	Veidekke ASA	75,451	1,501
	Hafnia Ltd.	192,841	1,479
	Borregaard ASA	77,627	1,294
	Wallenius Wilhelmsen ASA	77,372	1,208
	DNO ASA	678,197	1,206
[2]	Europris ASA	131,557	1,185
*,2	Scatec ASA	115,785	1,120
	BLUENORD ASA	20,158	1,099
*,2	AutoStore Holdings Ltd.	757,654	967
	Atea ASA	53,194	965
*	Cadeler A/S	157,968	900
	Aker Solutions ASA	189,620	844
	Leroy Seafood Group ASA	191,721	841
	MPC Container Ships ASA	324,324	834
	Odfjell Drilling Ltd.	85,058	819
	Wilh Wilhelmsen Holding ASA Class A	9,922	807
*,2	Elkem ASA	213,232	700
	Kitron ASA	67,654	619
	Austevoll Seafood ASA	66,296	595
	Norwegian Air Shuttle ASA	418,566	578
	Sparebank 1 Oestlandet	27,550	566
	Stolt-Nielsen Ltd.	14,528	488
[2]	Entra ASA	37,845	423
	BW Offshore Ltd.	77,622	383
	Bonheur ASA	11,634	276
*	BW Energy Ltd.	47,294	260
	Wilh Wilhelmsen Holding ASA Class B	1,816	137
	Grieg Seafood ASA	24,001	77
			189,398
Philippines (0.0%)
	International Container Terminal Services Inc.	958,840	15,057
	Bdo Unibank Inc.	1,835,278	3,720
	Bank of the Philippine Islands	1,496,186	2,499
	SM Prime Holdings Inc.	7,883,550	2,356
	Ayala Corp.	228,045	1,905
*	Cebu Air Inc.	3,607,269	1,694
	PLDT Inc.	76,280	1,517
	Manila Electric Co.	176,865	1,388
	Metropolitan Bank & Trust Co.	1,286,669	1,378
	Ayala Land Inc.	4,673,700	1,287
	RL Commercial REIT Inc.	7,429,600	886
	JG Summit Holdings Inc.	2,317,623	839
	Jollibee Foods Corp.	314,890	765
	AREIT Inc.	1,117,200	693
	Universal Robina Corp.	638,470	616

		Shares	Market Value ($000)
	Maynilad Water Services Inc.	1,982,000	609
	Century Pacific Food Inc.	1,138,800	582
	Globe Telecom Inc.	19,369	573
[2]	Monde Nissin Corp.	4,965,100	561
	Puregold Price Club Inc.	804,880	539
	GT Capital Holdings Inc.	67,355	533
	Aboitiz Power Corp.	751,400	525
	LT Group Inc.	1,831,100	438
	Manila Water Co. Inc.	688,900	399
	Robinson's Land Corp.	1,339,961	374
	ACEN Corp.	7,388,188	351
	DMCI Holdings Inc.	2,550,100	304
	Converge Information & Communications Technology Solutions Inc.	1,715,000	302
	Semirara Mining & Power Corp.	750,736	251
	Megaworld Corp.	6,892,900	250
	DigiPlus Interactive Corp.	1,554,840	248
	Security Bank Corp.	223,518	246
	D&L Industries Inc.	3,919,700	221
	Wilcon Depot Inc.	965,800	91
*	Bloomberry Resorts Corp.	1,987,700	69
	Synergy Grid & Development Phils Inc.	40,200	19
			44,085
Poland (0.1%)
	Powszechna Kasa Oszczednosci Bank Polski SA	775,747	23,236
	ORLEN SA	514,791	20,428
	KGHM Polska Miedz SA	123,269	10,218
*,2	Allegro.eu SA	782,260	9,423
	Bank Polska Kasa Opieki SA	141,642	9,336
	Powszechny Zaklad Ubezpieczen SA	461,170	8,782
	Erste Bank Polska SA	33,081	6,522
	LPP SA	1,038	6,038
	Zabka Group SA	444,325	3,787
*	mBank SA	10,304	3,736
*	CD Projekt SA	55,630	3,721
*	Benefit Systems SA	2,538	3,678
*,2	Dino Polska SA	385,716	3,307
	Grupa Kety SA	8,018	2,687
	Asseco Poland SA	48,857	2,617
*	Bank Millennium SA	473,307	2,616
[2]	XTB SA	61,248	2,442
	Alior Bank SA	63,218	2,333
	Budimex SA	10,425	2,022
	Tauron Polska Energia SA	830,091	2,005
	Orange Polska SA	468,530	1,913
*	PGE Polska Grupa Energetyczna SA	705,402	1,906
[1]	Pepco Group NV	146,873	1,809
	KRUK SA	14,257	1,627
	Enea SA	209,966	1,105
*,1	Modivo SA	38,706	962
	Warsaw Stock Exchange	26,461	709
	Bank Handlowy w Warszawie SA	20,504	669
*	Cyfrowy Polsat SA	96,348	440
*,1	Jastrzebska Spolka Weglowa SA	31,151	209
*	Grupa Azoty SA	36,965	195
			140,478
Portugal (0.0%)
	EDP SA	2,845,024	14,650
	Banco Comercial Portugues SA Class R	6,996,818	8,621
	Galp Energia SGPS SA	355,747	8,079
	Jeronimo Martins SGPS SA	211,083	4,233
	EDP Renewables SA	248,057	3,849
	Sonae SGPS SA	501,344	1,178
	REN - Redes Energeticas Nacionais SGPS SA	274,136	1,091
	NOS SGPS SA	150,083	835
	CTT-Correios de Portugal SA	66,182	471
[1]	Navigator Co. SA	112,017	421
[1]	Altri SGPS SA	45,966	251
[1]	Mota-Engil SGPS SA	44,604	239
	Corticeira Amorim SGPS SA	20,927	160

		Shares	Market Value ($000)
	Semapa-Sociedade de Investimento e Gestao	5,989	139
			44,217
Qatar (0.1%)
	Qatar National Bank QPSC	3,574,207	16,282
	Qatar Islamic Bank QPSC	1,518,474	9,068
	Industries Qatar QSC	1,592,966	4,622
	Qatar International Islamic Bank QSC	1,075,524	3,200
	Commercial Bank PSQC	2,802,858	3,166
	Al Rayan Bank	5,206,869	2,845
	Qatar Gas Transport Co. Ltd.	2,349,334	2,670
	Ooredoo QPSC	687,397	2,361
	Mesaieed Petrochemical Holding Co.	7,121,378	2,141
	Nebras Energy	476,956	1,936
	Doha Bank QPSC	2,336,926	1,858
	Qatar Fuel QSC	421,321	1,607
	Dukhan Bank	1,725,318	1,540
	Barwa Real Estate Co.	1,752,812	1,122
	Vodafone Qatar PQSC	1,348,214	958
*	Estithmar Holding QPSC	716,580	829
	Qatar Aluminum Manufacturing Co.	2,077,305	810
	Gulf International Services QSC	1,289,805	644
*	Ezdan Holding Group QSC	2,203,335	492
	Al Meera Consumer Goods Co. QSC	108,975	402
	United Development Co. QSC	1,450,568	318
			58,871
Romania (0.0%)
	Banca Transilvania SA	850,788	6,903
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	71,546	3,149
	Societatea Energetica Electrica SA	122,863	1,405
	Societatea Nationala Nuclearelectrica SA	47,861	679
*	MED Life SA	240,516	643
	One United Properties SA	30,950	234
	TTS Transport Trade Services SA	108,327	157
	Teraplast SA	718,255	69
			13,239
Russia (0.0%)
*,3	MMC Norilsk Nickel PJSC ADR	11	—
*,3	LUKOIL PJSC ADR	3,780	—
*,3	Gazprom PJSC ADR	22,605	—
*,3	PhosAgro PJSC	214	—
			—
Saudi Arabia (0.3%)
	Al Rajhi Bank	2,473,394	41,278
[2]	Saudi Arabian Oil Co.	4,914,131	34,670
	Saudi National Bank	2,451,407	25,653
	Saudi Telecom Co.	1,568,167	18,029
*	Saudi Arabian Mining Co.	1,188,677	17,953
	Saudi Basic Industries Corp.	751,023	9,945
*	ACWA Power Co.	192,878	9,664
	Riyad Bank	1,613,570	8,752
	Alinma Bank	1,199,859	7,476
	Saudi Awwal Bank	797,007	7,201
	SABIC Agri-Nutrients Co.	189,047	6,206
	Dr Sulaiman Al Habib Medical Services Group Co.	85,309	5,341
	Etihad Etisalat Co.	313,643	5,197
	Almarai Co. JSC	417,579	5,156
	Banque Saudi Fransi	972,365	5,128
	Arab National Bank	717,442	4,152
	Bank AlBilad	606,602	3,978
	Elm Co.	19,958	3,620
	Saudi Energy Co.	698,615	3,161
	Bupa Arabia for Cooperative Insurance Co.	63,949	2,679
*	Umm Al Qura for Development & Construction Co.	610,712	2,665
*	Jabal Omar Development Co.	517,331	2,208
	Bank Al-Jazira	655,273	2,124
*	Dar Al Arkan Real Estate Development Co.	431,233	2,115
	Co. for Cooperative Insurance	60,854	1,988
	Jarir Marketing Co.	444,710	1,974

		Shares	Market Value ($000)
	Makkah Construction & Development Co.	83,989	1,833
	Saudi Investment Bank	494,030	1,830
	Yanbu National Petrochemical Co.	216,299	1,770
	Electrical Industries Co.	449,043	1,692
	SAL Saudi Logistics Services	32,796	1,514
	Riyadh Cables Group Co.	55,823	1,486
	Aldrees Petroleum & Transport Services Co.	47,238	1,445
*	Rabigh Refining & Petrochemical Co.	340,798	1,353
	Saudi Aramco Base Oil Co.	38,602	1,303
	Saudi Tadawul Group Holding Co.	39,665	1,255
	Mouwasat Medical Services Co.	75,090	1,247
	Ades Holding Co.	275,073	1,221
*	Rasan Information Technology Co.	35,125	1,219
	Arabian Internet & Communications Services Co.	21,199	1,216
	Taiba Investments Co.	246,844	1,174
	Dallah Healthcare Co.	41,299	1,159
	Mobile Telecommunications Co. Saudi Arabia	391,116	1,079
*	Al Rajhi Co. for Co-operative Insurance	81,306	1,048
	Sahara International Petrochemical Co.	305,592	1,038
	Astra Industrial Group Co.	31,759	1,026
	Savola Group	144,945	1,007
*	flynas Co. SJSC	74,133	974
[2]	Arabian Centres Co. Ltd.	226,220	940
	Power & Water Utility Co. for Jubail & Yanbu	92,644	930
*	Saudi Kayan Petrochemical Co.	685,641	914
	Saudi Industrial Investment Group	280,527	894
	Jamjoom Pharmaceuticals Factory Co.	23,585	859
	Nahdi Medical Co.	32,545	825
*	Advanced Petrochemical Co.	131,069	769
	Al Masane Al Kobra Mining Co.	37,734	737
	Saudi Chemical Co. Holding	335,825	725
	Al Moammar Information Systems Co.	10,985	708
*	National Industrialization Co. Class C	307,014	695
	Saudia Dairy & Foodstuff Co.	12,121	657
	Retal Urban Development Co.	229,395	623
	Al Rajhi REIT	283,362	610
	Southern Province Cement Co.	121,988	604
	Dr. Soliman Abdel Kader Fakeeh Hospital Co.	64,751	604
	National Medical Care Co.	19,979	603
*	Seera Group Holding	110,208	597
*	Saudi Research & Media Group	37,740	597
*	Saudi Real Estate Co.	138,125	587
	East Pipes Integrated Co. for Industry	11,639	570
	Etihad GO Telecom Co.	25,398	563
	Abdullah Al Othaim Markets Co.	405,949	557
	Yamama Cement Co.	92,103	555
*	Saudi Reinsurance Co.	86,232	550
	United Electronics Co.	31,003	547
	National Co. for Learning & Education	16,161	545
*	National Agriculture Development Co.	143,665	538
	National Gas & Industrialization Co.	31,403	534
*	Arabian Drilling Co.	24,493	526
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	62,509	522
	Saudi Ground Services Co.	70,844	511
	Eastern Province Cement Co.	71,020	482
	Saudi Airlines Catering Co.	25,356	472
	Arriyadh Development Co.	107,735	465
	Al Hammadi Holding	65,599	454
*	Emaar Economic City	178,823	450
	Saudi Cement Co.	58,884	446
*	Arabian Contracting Services Co.	18,827	401
	Leejam Sports Co. JSC	18,495	393
	Middle East Healthcare Co.	48,355	385
	Qassim Cement Co.	32,987	379
	Almoosa Health Co.	11,968	369
	Arabian Cement Co.	56,151	331
	AlKhorayef Water & Power Technologies Co.	12,306	328
*	Advanced Building Industries Co.	44,641	320
	United International Transportation Co.	40,872	302
*	Saudi Automotive Services Co.	29,456	302

		Shares	Market Value ($000)
	Yanbu Cement Co.	75,253	300
*	Perfect Presentation For Commercial Services Co.	170,934	274
	BinDawood Holding Co.	175,250	216
*	Jahez International Co.	69,499	209
	Saudi Ceramic Co.	31,848	204
	Al-Dawaa Medical Services Co.	18,308	199
*	Bawan Co.	20,681	188
			296,067
Singapore (0.4%)
	DBS Group Holdings Ltd.	1,679,425	96,897
	Oversea-Chinese Banking Corp. Ltd.	2,653,338	60,266
	United Overseas Bank Ltd.	966,500	32,686
	Singapore Telecommunications Ltd.	6,335,700	21,921
	Singapore Exchange Ltd.	711,010	13,555
	Keppel Ltd.	1,381,613	12,339
	Singapore Technologies Engineering Ltd.	1,369,600	10,762
	CapitaLand Integrated Commercial Trust	5,112,209	9,921
	Singapore Airlines Ltd.	1,246,336	7,477
	CapitaLand Ascendas REIT	3,195,193	6,400
	Venture Corp. Ltd.	346,100	4,312
	Wilmar International Ltd.	1,360,937	4,162
	UOL Group Ltd.	498,055	3,843
	NetLink NBN Trust	4,881,400	3,841
	CapitaLand Investment Ltd.	1,667,900	3,457
	Haw Par Corp. Ltd.	254,000	3,187
	Keppel Infrastructure Trust	7,389,366	3,138
[1]	Sembcorp Industries Ltd.	724,231	3,115
	Seatrium Ltd.	1,745,923	2,925
	Keppel DC REIT	1,621,775	2,820
	SATS Ltd.	696,436	2,568
	Mapletree Logistics Trust	2,602,215	2,514
	Mapletree Industrial Trust	1,579,892	2,377
[1]	Genting Singapore Ltd.	4,425,500	2,190
	City Developments Ltd.	357,800	2,188
	Keppel REIT	2,771,821	1,988
	Suntec REIT	1,687,600	1,947
	Thai Beverage PCL	5,368,900	1,929
	Frasers Centrepoint Trust	997,523	1,765
	Mapletree Pan Asia Commercial Trust	1,645,459	1,706
	ComfortDelGro Corp. Ltd.	1,567,300	1,638
	Frasers Logistics & Commercial Trust	2,050,876	1,583
	Sheng Siong Group Ltd.	585,300	1,523
	AEM Holdings Ltd.	217,054	1,396
	CapitaLand Ascott Trust	1,731,815	1,222
	Parkway Life REIT	352,286	1,159
	Jardine Cycle & Carriage Ltd.	49,488	1,134
	ESR-REIT	536,458	1,096
	Lendlease Global Commercial REIT	2,209,823	1,016
[1]	iFAST Corp. Ltd.	139,900	991
	UMS Integration Ltd.	557,125	989
	Golden Agri-Resources Ltd.	4,388,000	975
	Hutchison Port Holdings Trust	4,364,700	843
	AIMS APAC REIT	662,263	827
	Capitaland India Trust	980,290	810
	First Resources Ltd.	293,100	775
	Centurion Accommodation REIT	822,500	724
	Yangzijiang Maritime Development Ltd.	1,570,236	716
	Olam Group Ltd.	607,300	663
	Starhill Global REIT	1,516,000	656
	CapitaLand China Trust	1,133,268	583
	UOB-Kay Hian Holdings Ltd.	168,800	540
*	Digital Core REIT Management Pte. Ltd.	1,066,700	523
	Stoneweg Europe Stapled Trust	284,720	522
	CDL Hospitality Trusts	840,679	521
	OUE REIT	1,773,775	491
*	NTT DC REIT	526,300	484
	Bumitama Agri Ltd.	373,000	477
	SIA Engineering Co. Ltd.	173,300	419
	Nanofilm Technologies International Ltd.	477,000	395

		Shares	Market Value ($000)
	Far East Hospitality Trust	820,200	368
	COSCO Shipping International Singapore Co. Ltd.	3,770,400	350
	Raffles Medical Group Ltd.	493,400	339
	StarHub Ltd.	384,200	329
	Singapore Post Ltd.	1,025,300	272
	Riverstone Holdings Ltd.	320,000	210
	First REIT	1,043,136	187
*	Manulife US REIT	3,259,204	163
	Prime US REIT	807,940	127
	KORE US REIT	462,700	83
			356,315
South Africa (0.4%)
	Naspers Ltd. Class N	664,523	34,916
	Anglogold Ashanti plc	402,280	30,422
	FirstRand Ltd.	4,742,340	28,362
	Gold Fields Ltd.	773,240	24,970
	Standard Bank Group Ltd.	1,179,369	23,484
	Capitec Bank Holdings Ltd.	79,264	22,633
	MTN Group Ltd.	1,497,429	18,564
	Valterra Platinum Ltd.	230,130	17,232
	Impala Platinum Holdings Ltd.	794,926	8,670
	Absa Group Ltd.	605,912	8,351
	Bid Corp. Ltd.	266,112	7,300
	Harmony Gold Mining Co. Ltd.	445,205	7,025
	Sanlam Ltd.	1,312,810	6,989
	Discovery Ltd.	434,764	6,914
	Shoprite Holdings Ltd.	377,802	6,571
*	Sasol Ltd.	521,871	6,184
	Nedbank Group Ltd.	362,039	6,124
	Sibanye Stillwater Ltd.	2,360,733	5,102
	NEPI Rockcastle NV	513,855	4,730
	Remgro Ltd.	384,088	4,513
	Northam Platinum Holdings Ltd.	298,294	4,271
[2]	Pepkor Holdings Ltd.	2,971,754	3,825
	Bidvest Group Ltd.	245,492	3,683
	OUTsurance Group Ltd.	701,043	3,509
	Vodacom Group Ltd.	355,335	3,438
	Old Mutual Ltd.	3,859,474	3,122
	Growthpoint Properties Ltd.	2,719,724	2,909
	Aspen Pharmacare Holdings Ltd.	318,463	2,875
	Reinet Investments SCA	103,834	2,821
	Clicks Group Ltd.	180,947	2,422
	Anglogold Ashanti plc (XNYS)	28,384	2,251
	Mr Price Group Ltd.	216,833	2,233
	Exxaro Resources Ltd.	179,224	2,214
	Momentum Group Ltd.	887,284	2,209
	Tiger Brands Ltd.	126,666	2,122
	Redefine Properties Ltd.	4,957,422	1,961
	Woolworths Holdings Ltd.	661,024	1,880
	Vukile Property Fund Ltd.	974,847	1,492
	Investec Ltd.	156,144	1,351
	Fortress Real Estate Investments Ltd. Class B	807,134	1,239
	AVI Ltd.	225,739	1,231
	Netcare Ltd.	966,162	1,107
	Resilient REIT Ltd.	210,926	1,063
	Hyprop Investments Ltd.	283,893	1,048
	Truworths International Ltd.	323,961	1,043
	Foschini Group Ltd.	282,530	972
	Life Healthcare Group Holdings Ltd.	1,242,671	851
	African Rainbow Minerals Ltd.	81,642	835
	DataTec Ltd.	154,482	793
	Motus Holdings Ltd.	123,684	788
	Equites Property Fund Ltd.	724,488	782
	Telkom SA SOC Ltd.	223,519	738
	Santam Ltd.	29,790	729
	Boxer Retail Ltd.	153,467	724
	Attacq Ltd.	676,190	720
	Omnia Holdings Ltd.	111,596	711
	Grindrod Ltd.	410,899	665

		Shares	Market Value ($000)
	DRDGOLD Ltd.	324,083	663
	AECI Ltd.	84,156	636
[1,2]	Dis-chem Pharmacies Ltd.	342,423	623
	Thungela Resources Ltd.	100,168	615
	JSE Ltd.	66,869	610
	Kumba Iron Ore Ltd.	36,176	574
	Coronation Fund Managers Ltd.	206,818	531
	Sun International Ltd.	163,887	527
*	Pick n Pay Stores Ltd.	454,971	524
	Reunert Ltd.	125,079	443
	We Buy Cars Holdings Ltd.	221,191	443
	Burstone Group Ltd.	698,541	415
	Astral Foods Ltd.	30,721	395
*	SPAR Group Ltd.	126,055	373
*	MAS plc	280,951	366
*	Sappi Ltd.	501,615	361
	Wilson Bayly Holmes-Ovcon Ltd.	36,702	351
*	KAP Ltd.	2,006,642	326
	Ninety One Ltd.	117,635	323
*	Super Group Ltd.	216,350	249
	Afrimat Ltd.	84,822	142
	PPC Ltd.	130,226	59
			355,232
South Korea (2.1%)
	Samsung Electronics Co. Ltd. (XKRX)	3,918,961	682,114
	SK Hynix Inc. (XKRX)	470,667	534,515
	SK Square Co. Ltd.	75,563	51,958
[1]	Samsung Electro-Mechanics Co. Ltd.	46,738	35,715
[1]	Hyundai Motor Co.	114,217	30,263
	KB Financial Group Inc.	257,441	30,130
	Shinhan Financial Group Co. Ltd.	358,578	24,892
	Hana Financial Group Inc.	227,568	19,671
	NAVER Corp.	127,341	18,230
	Kia Corp.	197,705	17,825
	Hanwha Aerospace Co. Ltd.	27,267	17,505
*	Doosan Enerbility Co. Ltd.	377,653	17,307
	Celltrion Inc.	125,078	16,119
	Samsung C&T Corp.	67,450	15,713
	Hyundai Mobis Co. Ltd.	48,166	15,577
	Samsung Life Insurance Co. Ltd.	67,270	14,101
*,1	Samsung SDI Co. Ltd. (XKRX)	49,271	13,435
	Woori Financial Group Inc.	576,098	13,336
	POSCO Holdings Inc.	57,405	12,395
	SK Inc.	30,532	11,407
	Samsung Fire & Marine Insurance Co. Ltd.	24,462	10,587
	KT&G Corp.	83,315	10,368
*,2	Samsung Biologics Co. Ltd.	9,804	10,087
	Korea Shipbuilding & Offshore Engineering Co. Ltd.	37,198	9,878
[1]	LG Electronics Inc. (XKRX)	87,963	9,750
[1]	Hyundai Heavy Industries Co. Ltd.	26,865	8,995
*,1	LG Energy Solution Ltd.	39,610	8,961
[1]	HD Hyundai Electric Co. Ltd.	19,288	8,919
*	Samsung Heavy Industries Co. Ltd.	559,339	8,316
[1]	LS Electric Co. Ltd.	63,324	7,973
	Alteogen Inc.	33,345	7,147
	Hyosung Heavy Industries Corp.	4,363	7,091
*,1	Hanwha Ocean Co. Ltd.	119,689	7,086
	Kakao Corp.	258,152	6,653
	LG Chem Ltd. (XKRX)	35,690	6,321
	Hyundai Rotem Co. Ltd.	60,516	5,624
	LIG Defense&Aerospace Co. Ltd.	11,208	5,476
	Korea Electric Power Corp.	223,915	5,381
[1]	Korea Aerospace Industries Ltd.	58,885	5,243
	LG Corp.	74,859	5,190
[1]	Hanmi Semiconductor Co. Ltd.	35,811	5,177
*	Meritz Financial Group Inc.	56,411	4,841
	HD Hyundai Co. Ltd.	34,918	4,795
	Korea Investment Holdings Co. Ltd.	33,127	4,677
[1]	Ecopro Co. Ltd.	84,278	4,614

		Shares	Market Value ($000)
	Samsung SDS Co. Ltd.	32,705	4,610
[1]	Doosan Co. Ltd.	5,731	4,525
[1]	APR Corp.	19,828	4,401
	Hyundai Glovis Co. Ltd.	32,047	4,395
*	SK Innovation Co. Ltd.	55,179	4,227
[1]	LG Innotek Co. Ltd.	11,957	4,130
	KB Financial Group Inc. ADR (XNYS)	33,382	3,933
	Hyundai Engineering & Construction Co. Ltd.	60,665	3,931
	Samsung E&A Co. Ltd.	131,513	3,893
	Samsung Securities Co. Ltd.	55,403	3,755
[1]	Mirae Asset Securities Co. Ltd.	157,167	3,734
	Krafton Inc.	21,449	3,625
	DB Insurance Co. Ltd.	33,276	3,603
[1]	HMM Co. Ltd.	237,298	3,458
	S-Oil Corp.	37,162	3,328
[1]	Ecopro BM Co. Ltd.	44,429	3,174
	Korean Air Lines Co. Ltd.	169,841	3,009
	Industrial Bank of Korea	207,350	2,973
[1]	Samyang Foods Co. Ltd.	3,593	2,929
[1]	Korea Zinc Co. Ltd.	4,055	2,765
	Hankook Tire & Technology Co. Ltd.	58,518	2,726
[1]	Hanwha Systems Co. Ltd.	61,354	2,687
	Coway Co. Ltd.	42,129	2,669
[1]	POSCO Future M Co. Ltd.	27,521	2,612
	KakaoBank Corp.	169,151	2,594
[1]	Yuhan Corp.	50,024	2,554
	LS Corp.	13,810	2,492
	KIWOOM Securities Co. Ltd.	12,025	2,401
	HYBE Co. Ltd.	19,617	2,296
	GS Holdings Corp.	37,022	2,291
[1]	IsuPetasys Co. Ltd.	44,552	2,237
	JB Financial Group Co. Ltd.	120,580	2,199
	HD Construction Equipment Co. Ltd.	25,456	2,172
	NH Investment & Securities Co. Ltd. Class C	107,988	2,115
	BNK Financial Group Inc.	199,093	2,087
[1]	LEENO Industrial Inc.	47,255	2,077
*,1	HLB Co. Ltd.	97,560	2,076
[1]	Amorepacific Corp.	22,858	2,061
*	SK Biopharmaceuticals Co. Ltd.	35,517	1,951
*,1	Rainbow Robotics	6,510	1,935
[1]	Jusung Engineering Co. Ltd.	22,893	1,889
*,1	Hanwha Solutions Corp. (XKRX)	107,116	1,885
	Daeduck Electronics Co. Ltd.	28,377	1,859
*,1	LG Display Co. Ltd.	290,849	1,830
[1]	LG CNS Co. Ltd.	41,083	1,764
[1]	HD Hyundai Marine Solution Co. Ltd. Class C	13,498	1,714
	NC Corp.	10,404	1,692
	LG Uplus Corp.	162,808	1,669
*	ABLBio Inc.	35,982	1,668
	Orion Corp.	17,978	1,649
[1]	LG H&H Co. Ltd. (XKRX)	8,128	1,624
	SK Telecom Co. Ltd.	27,317	1,544
[1]	WONIK IPS Co. Ltd.	23,341	1,532
*,1	Peptron Inc.	16,956	1,503
	Doosan Bobcat Inc.	35,869	1,477
[1]	PSK Inc.	16,677	1,469
*,1	Daewoo Engineering & Construction Co. Ltd.	168,249	1,444
	iM Financial Group Co. Ltd.	120,570	1,414
[1]	Hyundai Autoever Corp.	5,643	1,412
[1]	Shinsegae Inc.	4,869	1,409
*	Hyundai Marine & Fire Insurance Co. Ltd.	52,955	1,409
	Eo Technics Co. Ltd.	6,810	1,381
*	Taihan Cable & Solution Co. Ltd.	86,758	1,380
[1]	DB HiTek Co. Ltd.	24,273	1,378
	Hanjin Kal Corp.	17,977	1,374
	OCI Holdings Co. Ltd.	10,338	1,363
	Sanil Electric Co. Ltd.	13,999	1,359
*,1	Samsung Episholdings Co. Ltd.	5,217	1,355
[1]	HPSP Co. Ltd.	55,502	1,308
	Hyundai Steel Co.	71,116	1,291

		Shares	Market Value ($000)
*,1	L&F Co. Ltd.	25,568	1,288
[1]	PharmaResearch Co. Ltd.	5,482	1,288
[1]	Posco International Corp.	34,902	1,272
	Cheil Worldwide Inc.	94,084	1,243
*	LigaChem Biosciences Inc.	20,206	1,219
	Korean Reinsurance Co.	126,352	1,214
	Shinhan Alpha REIT Co. Ltd.	332,177	1,214
	Sam Chun Dang Pharm Co. Ltd.	11,762	1,213
[1]	SIMMTECH Co. Ltd.	21,118	1,177
	Hanmi Pharm Co. Ltd.	5,076	1,170
*	Doosan Robotics Inc.	27,374	1,170
*,1	Fadu Inc.	26,891	1,159
*	Hanwha Engine	43,074	1,156
[3]	Hanwha Corp. (XKRX)	17,892	1,094
*,1	Jeju Semiconductor Corp.	24,056	1,042
	NongShim Co. Ltd.	3,873	1,035
	Youngone Corp.	16,113	1,001
	CJ Corp.	11,065	992
	POSCO Holdings Inc. (XNYS) ADR	18,635	991
	DL E&C Co. Ltd.	24,672	987
*,1	OliX Pharmaceuticals Inc.	14,941	980
*,1	Robotis Co. Ltd.	7,803	978
*,1	SKC Co. Ltd.	19,550	960
	KEPCO Engineering & Construction Co. Inc.	15,486	947
[1]	TES Co. Ltd.	10,815	945
	E-MART Inc.	16,944	933
	Hansol Chemical Co. Ltd.	6,401	910
	KCC Corp.	3,380	890
*	Hotel Shilla Co. Ltd.	29,068	878
	Kumho Petrochemical Co. Ltd.	11,014	875
	Hana Micron Inc.	43,465	874
	Hyundai Department Store Co. Ltd.	10,566	863
*,1	D&D PharmaTech Inc.	24,599	861
[1]	GS Engineering & Construction Corp.	53,788	855
[1]	Eugene Technology Co. Ltd.	11,244	848
[1]	D'Alba Global Co. Ltd.	5,545	847
	Hyundai Elevator Co. Ltd.	17,925	839
[1]	LOTTE REIT Co. Ltd.	326,533	828
	Lotte Shopping Co. Ltd.	10,224	826
*,1	Kakaopay Corp.	27,871	824
	Kangwon Land Inc.	78,700	807
*	Hugel Inc.	4,981	803
	Cosmax Inc.	6,215	798
[1]	Park Systems Corp.	4,564	796
	Innocean Worldwide Inc.	59,801	795
	Pan Ocean Co. Ltd.	209,341	793
	ESR Kendall Square REIT Co. Ltd.	343,513	793
	ISC Co. Ltd.	9,000	793
*,1	Woori Technology Inc.	122,939	768
	Kolmar Korea Co. Ltd.	11,483	760
	Misto Holdings Corp.	24,080	756
	S-1 Corp.	15,219	754
	Koh Young Technology Inc.	39,103	728
*,1	Mezzion Pharma Co. Ltd.	17,794	725
	Chong Kun Dang Pharmaceutical Corp.	15,360	717
*,1	Pearl Abyss Corp.	30,400	716
*,1	Hanall Biopharma Co. Ltd.	24,023	715
	HL Mando Co. Ltd.	23,088	709
*	Hanwha Vision Co. Ltd.	24,962	709
	Hyundai Green Food	55,887	705
[1]	Iljin Electric Co. Ltd.	19,761	702
	BGF retail Co. Ltd.	7,950	689
[1]	SPG Co. Ltd.	10,592	688
[1]	SK REITs Co. Ltd.	175,225	673
*	Voronoi Inc.	8,543	663
	Poongsan Corp.	13,143	661
	Hyosung Corp.	6,629	659
	Otoki Corp.	2,889	655
[1]	Binggrae Co. Ltd.	13,610	643
	CJ CheilJedang Corp. (XKRX)	4,831	642

		Shares	Market Value ($000)
*	Seojin System Co. Ltd.	28,261	639
[1]	TechWing Inc.	22,637	639
*,1	Hanon Systems	281,764	638
[1]	Posco DX Co. Ltd.	47,848	635
	Samsung Card Co. Ltd.	19,318	633
*,1	Naturecell Co. Ltd.	41,450	631
[1]	CS Wind Corp.	24,119	628
	Korea Gas Corp.	25,894	624
*	Doosan Fuel Cell Co. Ltd.	36,551	623
	JYP Entertainment Corp.	20,400	614
	Dongjin Semichem Co. Ltd.	22,972	613
[2]	Netmarble Corp.	22,950	613
	F&F Co. Ltd.	10,861	610
*	HD-Hyundai Marine Engine	17,934	609
*	Hanwha Life Insurance Co. Ltd.	200,116	605
	ST Pharm Co. Ltd.	9,622	594
[1]	TKG Huchems Co. Ltd.	56,594	587
	Lotte Rental Co. Ltd.	21,151	581
[1]	Silicon2 Co. Ltd.	24,591	580
	LX International Corp.	21,923	572
[1]	Shinsung Delta Tech Co. Ltd.	27,595	558
	GS Retail Co. Ltd.	32,371	555
*,1	Kumho Tire Co. Inc.	110,603	552
[1]	Classys Inc.	18,834	539
	KEPCO Plant Service & Engineering Co. Ltd.	17,251	538
	Celltrion Pharm Inc.	18,748	525
[1]	Hite Jinro Co. Ltd.	48,540	521
	Kolon Industries Inc.	15,758	519
*,1	ISU Specialty Chemical	14,330	517
	Youngone Holdings Co. Ltd.	3,801	506
	Daou Technology Inc.	19,687	502
*	Oscotec Inc.	23,776	498
[1]	L&C Bio Co. Ltd.	13,823	497
*,1	Orum Therapeutics Inc.	15,783	490
[1]	Lotte Chemical Corp.	12,309	480
	DongKook Pharmaceutical Co. Ltd.	39,184	478
	Daejoo Electronic Materials Co. Ltd.	9,745	478
*,1	SK Bioscience Co. Ltd.	20,314	477
	Partron Co. Ltd.	125,488	471
*,1	Ecopro Materials Co. Ltd.	21,152	470
*	Asiana Airlines Inc.	97,095	469
	Solid Inc.	80,344	468
	Doosan Tesna Inc.	10,404	454
[1]	Soulbrain Co. Ltd.	2,606	451
[1]	Hyundai GF Holdings	53,301	432
	Hyosung TNC Corp.	1,998	425
[1]	Advanced Process Systems Corp.	33,956	424
	SOLUM Co. Ltd.	44,582	420
[1]	Hyundai Wia Corp.	10,205	410
	Daishin Securities Co. Ltd.	22,722	405
	E1 Corp.	6,528	401
	CJ Logistics Corp.	7,738	400
*,1	HJ Shipbuilding & Construction Co. Ltd.	36,175	394
	Lotte Corp.	25,102	393
*	CosmoAM&T Co. Ltd.	17,583	393
	Caregen Co. Ltd.	10,107	389
	Seegene Inc.	20,038	375
	Lotte Chilsung Beverage Co. Ltd.	5,321	374
[1]	INTOPS Co. Ltd.	31,519	373
	RFHIC Corp.	12,613	372
[1]	Dongsuh Cos. Inc.	20,882	371
	SK Gas Ltd.	2,330	367
	SL Corp.	9,952	362
*	CJ CGV Co. Ltd.	95,988	361
*,1	Taesung Co. Ltd.	16,562	359
	HDC Holdings Co. Ltd.	25,758	356
[1]	SK Networks Co. Ltd.	70,592	356
*	BHI Co. Ltd.	12,773	356
*,1	Hyulim ROBOT Co. Ltd.	82,631	352
	Han Kuk Carbon Co. Ltd.	23,265	347

		Shares	Market Value ($000)
*,1	SFA Semicon Co. Ltd.	101,973	340
	SM Entertainment Co. Ltd.	7,005	335
	Tokai Carbon Korea Co. Ltd.	2,959	334
*	Lotte Energy Materials Corp.	17,653	330
	GC Biopharma Corp.	4,046	327
	People & Technology Inc.	16,575	326
	NHN Corp.	12,518	322
	HK inno N Corp.	12,846	322
	Hanmi Science Co. Ltd.	12,822	318
	Boryung	55,535	318
	IPARK Hyundai Development Co.	22,781	314
[1]	LS Materials Ltd.	43,126	308
*	DIO Corp.	35,917	306
	DoubleUGames Co. Ltd.	7,242	303
	S&S Tech Corp.	10,826	300
*,1	Hyundai Bioscience Co. Ltd.	72,607	299
*,1	SK Securities Co. Ltd.	215,633	297
*	GI Innovation Inc.	57,062	294
	Pharmicell Co. Ltd.	41,917	293
	Intellian Technologies Inc.	7,248	289
	LOTTE Fine Chemical Co. Ltd.	9,334	288
*,1	Wonik Holdings Co. Ltd.	27,179	285
*,1	Rznomics Inc.	17,070	285
*	Chabiotech Co. Ltd.	48,028	280
*,1	Seoul Semiconductor Co. Ltd.	48,860	278
*	LIVSMED Inc.	10,751	278
*	Hanwha Investment & Securities Co. Ltd.	95,684	272
	Dong-A ST Co. Ltd.	11,210	271
	InBody Co. Ltd.	8,363	268
*,1	Foosung Co. Ltd.	43,488	267
*	Lunit Inc.	41,556	266
*	Seers Co. Ltd.	16,212	266
*	Curiox Biosystems Co. Ltd.	10,171	265
	Dentium Co. Ltd.	9,816	263
	Hana Tour Service Inc.	12,327	261
*	Hanwha General Insurance Co. Ltd.	66,514	261
	Amorepacific Holdings Corp.	14,537	258
	Kwang Dong Pharmaceutical Co. Ltd.	60,643	255
	MegaStudyEdu Co. Ltd.	8,884	253
	Hankook Shell Oil Co. Ltd.	717	252
*,1	Clobot Co. Ltd.	15,655	250
*,1	Korea Line Corp.	189,211	248
*	Aimed Bio Inc.	17,589	247
[1]	Hankook & Co. Co. Ltd.	14,228	245
*	Qurient Co. Ltd.	21,127	242
	Daesang Corp.	19,425	240
	Daewoong Pharmaceutical Co. Ltd.	3,006	239
[1]	Harim Holdings Co. Ltd.	35,570	236
[1]	Cheryong Electric Co. Ltd.	8,273	236
[1]	Samwha Capacitor Co. Ltd.	4,917	234
	Paradise Co. Ltd.	34,477	233
*	Yungjin Pharmaceutical Co. Ltd.	287,711	233
	HAESUNG DS Co. Ltd.	7,122	233
*	APRILBIO Co. Ltd.	15,090	232
*,1	Tongyang Life Insurance Co. Ltd.	39,290	229
*,1	SK oceanplant Co. Ltd.	26,096	226
*,1	KMW Co. Ltd.	23,182	225
	Seobu T&D	32,649	221
	HL Holdings Corp.	8,477	221
	Dong-A Socio Holdings Co. Ltd.	3,585	220
	TK Corp.	14,403	218
[1]	NICE Information Service Co. Ltd.	22,233	218
	Samchully Co. Ltd.	2,630	217
*,1	SHIFT UP Corp.	9,707	215
	LX Holdings Corp.	38,930	210
	Sung Kwang Bend Co. Ltd.	11,156	209
	Soop Co. Ltd.	6,274	209
	Sebang Global Battery Co. Ltd.	5,794	207
	DI Dong Il Corp.	12,549	206
	Taekwang Industrial Co. Ltd.	343	202

		Shares	Market Value ($000)
	YG Entertainment Inc.	7,517	200
*	DL Holdings Co. Ltd.	6,552	195
*	Duk San Neolux Co. Ltd.	9,419	195
[1]	Seah Besteel Holdings Corp.	8,406	194
[1]	KH Vatec Co. Ltd.	29,016	194
*,1	ROKIT Healthcare Inc.	8,742	194
[1]	KC Tech Co. Ltd.	4,074	192
*	Lotte Tour Development Co. Ltd.	22,998	185
	Orion Holdings Corp.	10,345	183
	BH Co. Ltd.	17,644	183
	LF Corp.	11,703	182
	HS Hyosung Advanced Materials Corp.	1,626	182
*,1	GemVax & Kael Co. Ltd.	25,833	181
*	SFA Nexel Co. Ltd.	39,334	180
	SK Chemicals Co. Ltd.	6,442	176
	Hanjin Logistics Corp.	16,150	169
[1]	GOLFZON Co. Ltd.	6,181	169
*,1	G2GBIO Inc.	8,954	168
	Ahnlab Inc.	4,531	167
	Bukwang Pharmaceutical Co. Ltd.	56,055	155
	Lake Materials Co. Ltd.	20,511	154
	Medytox Inc.	3,003	150
*	OCI Co. Ltd.	3,110	149
	SFA Engineering Corp.	10,655	147
	Wemade Co. Ltd.	13,053	147
[1]	Hanssem Co. Ltd.	5,339	145
*,1	Danal Co. Ltd.	45,980	144
	GC Corp.	21,854	142
	SK Discovery Co. Ltd.	3,913	140
*	Synopex Inc.	58,310	139
	JW Pharmaceutical Corp.	8,446	138
	Ecopro HN Co. Ltd.	8,285	137
	LX Semicon Co. Ltd.	5,715	136
	i-SENS Inc.	11,738	136
*,1	Inventage Lab Inc.	7,137	136
[1]	Dongwon Industries Co. Ltd.	5,482	135
	Grand Korea Leisure Co. Ltd.	20,689	135
	Korea Electric Terminal Co. Ltd.	3,118	134
	ENF Technology Co. Ltd.	4,657	133
*,1	Enchem Co. Ltd.	10,835	133
*,1	Kakao Games Corp.	23,142	129
*,1,2	SK IE Technology Co. Ltd.	13,993	129
*,1	Daea TI Co. Ltd.	77,128	127
*	CJ ENM Co. Ltd.	5,763	126
	Innox Advanced Materials Co. Ltd.	9,317	126
	Il Dong Pharmaceutical Co. Ltd.	13,165	126
	Advanced Nano Products Co. Ltd.	4,508	124
	Daewoong Co. Ltd.	10,718	122
*	Eubiologics Co. Ltd.	21,312	118
	GS P&L Co. Ltd.	4,801	117
	Yuanta Securities Korea Co. Ltd.	38,496	116
	SNT Motiv Co. Ltd.	6,078	112
*	Studio Dragon Corp.	7,308	110
*	Cafe24 Corp.	9,349	110
	Lotte Wellfood Co. Ltd.	1,518	109
	Samyang Holdings Corp.	2,643	106
	Hancom Inc.	8,867	105
*,1	VT Co. Ltd.	12,794	104
*	Komipharm International Co. Ltd.	20,136	102
*	Shin Poong Pharmaceutical Co. Ltd.	19,421	102
[1]	Posco M-Tech Co. Ltd.	14,440	102
[1]	SD Biosensor Inc.	22,765	101
*	Ananti Inc.	39,587	99
	Unid Co. Ltd.	2,363	99
*,1	Sungeel Hitech Co. Ltd.	4,903	96
	Korea Petrochemical Ind Co. Ltd.	1,618	95
	PI Advanced Materials Co. Ltd.	7,673	95
	Sungwoo Hitech Co. Ltd.	24,178	94
	Dongkuk Steel Mill Co. Ltd.	15,002	94
*	Jeju Air Co. Ltd.	30,231	87

		Shares	Market Value ($000)
	Com2uSCorp	4,149	86
*,1	Cosmochemical Co. Ltd.	13,762	84
	Nexen Tire Corp.	19,052	82
	Hanil Cement Co. Ltd.	8,300	81
*,1	Shinsung E&G Co. Ltd.	8,127	79
[1]	NHN KCP Corp.	9,232	78
	KCC Glass Corp.	4,931	76
*	Nexon Games Co. Ltd.	12,037	76
*	HLB Life Science Co. Ltd.	53,557	75
*,1	Samyang Biopharmaceuticals Corp.	2,810	75
	Eugene Investment & Securities Co. Ltd.	26,002	74
	Handsome Co. Ltd.	5,208	71
	IS Dongseo Co. Ltd.	5,641	71
	Neowiz	5,514	71
	NEXTIN Inc.	3,543	70
	Korea United Pharm Inc.	5,473	69
	Youlchon Chemical Co. Ltd.	7,162	68
*	Binex Co. Ltd.	15,146	68
	HYUNDAI Corp.	3,860	68
*,3	Kum Yang Co. Ltd.	9,732	68
	KISWIRE Ltd.	5,769	67
*	GC Cell Corp.	7,163	67
	Mcnex Co. Ltd.	5,314	65
	NICE Holdings Co. Ltd.	7,054	63
*,3	JR Global REIT	82,399	62
*	LX Hausys Ltd.	2,811	60
*,3	NKGen Biotech Korea Co. Ltd.	8,969	60
	Myoung Shin Industrial Co. Ltd.	12,556	57
[1]	TCC Steel	9,727	56
*	Bioneer Corp.	12,524	55
	Young Poong Corp.	2,338	54
	Webzen Inc.	6,293	52
	Soulbrain Holdings Co. Ltd.	2,470	52
*	HLB Therapeutics Co. Ltd.	45,030	52
	Solus Advanced Materials Co. Ltd.	11,130	50
	Hansae Co. Ltd.	7,440	47
*	Chunbo Co. Ltd.	2,163	47
	Samyang Corp.	1,434	44
	Huons Co. Ltd.	2,533	43
	Humedix Co. Ltd.	2,506	42
*	UniTest Inc.	7,083	40
*	Modetour Network Inc.	5,807	34
	Huons Global Co. Ltd.	2,154	34
	BNC Korea Inc.	19,712	33
	Zinus Inc.	4,925	30
*	CMG Pharmaceutical Co. Ltd.	48,693	25
*	Joongang Advanced Materials Co. Ltd.	37,857	24
*,3	Dawonsys Co. Ltd.	12,222	22
*	Genexine Inc.	12,258	21
*	Vaxcell-Bio Therapeutics Co. Ltd.	6,522	18
*	JS Link Inc.	457	9
			2,065,841
Spain (0.8%)
	Banco Santander SA	12,308,467	175,054
	Iberdrola SA	5,740,126	136,349
	Banco Bilbao Vizcaya Argentaria SA	4,802,973	134,636
	Industria de Diseno Textil SA	932,196	60,839
	CaixaBank SA	3,091,016	44,901
	Repsol SA	951,239	29,033
	Ferrovial NV	402,138	26,343
	Amadeus IT Group SA	379,625	23,429
	ACS Actividades de Construccion y Servicios SA (SGMU)	158,977	20,265
[2]	Aena SME SA	625,192	19,273
	Banco de Sabadell SA	4,188,933	16,082
*,2	Cellnex Telecom SA	498,896	15,498
	Telefonica SA	3,329,058	13,745
	Endesa SA	258,870	12,606
	Naturgy Energy Group SA	376,017	12,544
	Bankinter SA	628,817	11,567

		Shares	Market Value ($000)
	Redeia Corp. SA	370,575	6,536
	Merlin Properties Socimi SA	344,410	5,986
	Acciona SA	19,012	5,229
	Indra Sistemas SA	69,457	4,567
	Acerinox SA	184,025	3,705
	Mapfre SA	682,322	3,489
	Enagas SA	160,925	3,137
[2]	Unicaja Banco SA	781,292	3,004
[1]	Grifols SA	228,413	2,625
	Viscofan SA (AQXE)	32,872	2,178
	Puig Brands SA Class B	108,699	2,093
	Sacyr SA (XMAD)	383,391	2,084
	Logista Integral SA	39,355	1,679
	CIE Automotive SA	53,751	1,642
	Colonial SFL Socimi SA	255,317	1,634
	Vidrala SA (XMAD)	15,878	1,606
	Fluidra SA	70,029	1,557
	Construcciones y Auxiliar de Ferrocarriles SA	14,362	1,136
	Elecnor SA	28,322	1,120
*	Tecnicas Reunidas SA	33,734	1,098
*	Solaria Energia y Medio Ambiente SA	56,375	1,091
	Laboratorios Farmaceuticos Rovi SA	13,903	939
[2]	Neinor Homes SA	46,362	849
*	Pharma Mar SA	9,212	840
	Melia Hotels International SA	70,054	836
	Corp. ACCIONA Energias Renovables SA	31,129	779
*	Grenergy Renovables SA	7,267	771
	Almirall SA	58,283	748
	Ebro Foods SA	33,262	702
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	473,743	700
	HBX Group International plc	54,395	485
*	Distribuidora Internacional de Alimentacion SA	10,022	459
[1]	Atresmedia Corp. de Medios de Comunicacion SA	57,080	342
*	Cirsa Enterprises SA	19,766	303
[2]	Gestamp Automocion SA	80,894	273
	Banco Santander SA ADR	16,687	235
	Prosegur Cia de Seguridad SA	62,000	216
*,1	Ence Energia y Celulosa SA	65,595	195
[2]	Global Dominion Access SA	47,418	155
[2]	Prosegur Cash SA	110,532	85
			819,272
Sweden (0.8%)
	Investor AB Class B	1,356,057	58,579
	Atlas Copco AB Class A	2,573,305	54,373
	Volvo AB Class B	1,217,192	46,560
	Sandvik AB	896,892	33,539
	Assa Abloy AB Class B	843,268	31,290
	Skandinaviska Enskilda Banken AB Class A	1,283,134	30,067
	Swedbank AB Class A	695,770	27,831
	Telefonaktiebolaget LM Ericsson Class B	2,370,352	23,316
	Investor AB Class A (XSTO)	490,645	20,820
	Hexagon AB Class B	1,821,760	17,982
	Saab AB Class B	269,827	16,955
	Essity AB Class B	543,126	15,778
	Alfa Laval AB	264,640	15,661
	EQT AB	460,112	15,628
	Svenska Handelsbanken AB Class A	1,013,024	15,490
	Atlas Copco AB Class B	766,103	14,156
	Boliden AB	251,704	12,665
	Industrivarden AB Class C	208,626	11,938
	Epiroc AB Class B	496,148	10,878
	Telia Co. AB	2,233,367	10,350
	Epiroc AB Class A	392,374	10,059
	Tele2 AB Class B	547,291	9,481
	Volvo AB Class A	239,606	9,185
	Trelleborg AB Class B	190,424	8,465
	Skanska AB Class B	300,324	8,427
	AddTech AB Class B	211,773	7,706
*,2	Evolution AB	100,812	7,694

		Shares	Market Value ($000)
*	Swedish Orphan Biovitrum AB	152,970	7,581
	SKF AB Class B	278,935	7,550
	H & M Hennes & Mauritz AB Class B	363,283	6,653
	Nordnet AB publ	159,531	6,112
	Lifco AB Class B	176,620	6,015
	Securitas AB Class B	365,952	5,879
	Sagax AB Class D	1,681,031	5,862
	SSAB AB Class B	533,123	5,615
	Beijer Ref AB Class B	396,804	5,600
	Indutrade AB	215,178	5,402
	Nibe Industrier AB Class B	1,186,608	4,757
	Avanza Bank Holding AB	102,420	4,203
	L E Lundbergforetagen AB Class B	69,739	4,189
	Getinge AB Class B	167,536	4,176
	Mycronic AB	122,862	4,060
	Lagercrantz Group AB Class B	172,006	4,045
[1]	Svenska Handelsbanken AB Class B	158,168	3,862
	Svenska Cellulosa AB SCA Class B	329,644	3,748
	Castellum AB	243,148	3,413
*	Fastighets AB Balder Class B	578,060	3,164
	AAK AB	138,179	2,982
*	Verisure plc	239,658	2,980
	Sectra AB Class B	102,829	2,886
	Loomis AB	52,134	2,877
	Industrivarden AB Class A	49,270	2,841
	Sweco AB Class B	152,934	2,159
	Holmen AB Class B	63,582	2,156
[2]	Bravida Holding AB	155,137	2,138
*	Camurus AB	31,582	2,060
[2]	Thule Group AB	86,676	1,995
*	Asmodee Group AB Class B	122,503	1,912
*,2	Sinch AB	451,565	1,910
	Axfood AB	74,411	1,899
[2]	Munters Group AB	105,550	1,879
	Alleima AB	156,482	1,860
	Investment AB Latour Class B	87,285	1,841
	SSAB AB Class A	168,737	1,776
	Hexpol AB	188,544	1,755
	Granges AB	84,250	1,587
*	Electrolux AB Class B	531,457	1,556
	AddLife AB Class B	91,255	1,551
	Wihlborgs Fastigheter AB	190,315	1,548
	Elekta AB Class B	287,049	1,460
	Catena AB	34,317	1,426
	Bufab AB	100,766	1,424
	Pandox AB	74,037	1,377
	Asker Healthcare Group AB	161,761	1,376
	Storskogen Group AB Class B	1,182,160	1,325
	Clas Ohlson AB Class B	29,369	1,294
[2]	BioArctic AB	37,199	1,270
	NOBA Bank Group AB	142,693	1,249
	Billerud AB	155,501	1,240
	HMS Networks AB	23,452	1,215
*	Modern Times Group MTG AB Class B	84,421	1,160
	MIPS AB	25,998	1,149
	Hufvudstaden AB Class A	89,794	1,143
	Wallenstam AB Class B	261,660	1,136
[2]	Attendo AB	97,040	1,116
	Fabege AB	141,077	1,106
[1]	Svenska Cellulosa AB SCA Class A	95,046	1,077
	NCAB Group AB	148,337	1,071
*,2	BoneSupport Holding AB	45,885	1,063
	Peab AB Class B	104,588	1,036
	NCC AB Class B	57,908	1,034
	AQ Group AB	46,313	998
	Altra Fastigheter AB	121,658	996
*	Kinnevik AB Class B	179,171	989
*,1	Volvo Car AB Class B	459,350	974
	Bure Equity AB	35,216	964
	Husqvarna AB Class B	226,844	927

		Shares	Market Value ($000)
[2]	Scandic Hotels Group AB	102,765	914
*	Embracer Group AB	127,607	905
	Bilia AB Class A	53,282	863
	Intea Fastigheter AB	110,154	851
	Medicover AB Class B	34,639	821
	Electrolux Professional AB Class B	163,815	817
	AFRY AB	69,596	752
	Instalco AB	190,209	748
	Cloetta AB Class B	124,219	746
	Betsson AB Class B	75,063	726
	Cibus Real Estate AB publ	47,414	715
	Nolato AB Class B	139,507	715
*,1	Roko AB	3,687	706
	Lindab International AB	53,157	693
	NP3 Fastigheter AB	24,800	690
	Systemair AB	77,786	683
	Invisio AB	30,123	658
	Vitrolife AB	67,856	613
*,2	Boozt AB	34,648	608
	Troax Group AB	40,382	596
*	Sdiptech AB Class B	23,169	589
*,2	Dometic Group AB	234,893	587
	Vitec Software Group AB Class B	23,323	564
	Hemnet Group AB	62,412	551
	Ratos AB Class B	141,633	535
	JM AB	40,486	524
*	Hexatronic Group AB	128,808	513
	Atrium Ljungberg AB Class B	176,609	493
*	Norion Bank AB	79,866	491
	Addnode Group AB	121,597	490
*	Vimian Group AB	136,104	485
	Dios Fastigheter AB	69,012	477
*	Xvivo Perfusion AB	17,111	475
	Investment AB Oresund	29,831	439
	SkiStar AB	22,611	396
	Arjo AB Class B	138,679	394
	Truecaller AB Class B	178,484	330
*,1	Better Collective A/S	23,975	305
	Hacksaw AB	38,818	300
	Sagax AB Class B	15,648	275
	Platzer Fastigheter Holding AB Class B	34,923	270
	Corem Property Group AB Class B	972,528	259
	Skandinaviska Enskilda Banken AB Class C	9,487	226
*,1	Samhallsbyggnadsbolaget i Norden AB	524,544	181
*,1	Samhallsbyggnadsbolaget i Norden AB Class D	177,911	115
	Fagerhult Group AB	35,407	65
	Husqvarna AB Class A	13,494	55
	NCC AB Class A	2,835	51
*,3	Ow Bunker A/S	3,210	—
			750,757
Switzerland (2.0%)
	Novartis AG (Registered)	1,589,479	248,581
	Roche Holding AG	536,116	234,332
	Nestle SA (Registered)	2,177,014	217,595
	UBS Group AG (Registered)	2,640,577	139,575
	ABB Ltd. (Registered)	1,317,452	129,978
	Cie Financiere Richemont SA Class A (Registered)	448,334	105,960
	Zurich Insurance Group AG	124,959	95,185
	Lonza Group AG (Registered)	60,630	42,258
	Swiss Re AG	251,678	41,883
	Holcim AG	421,418	38,275
	Roche Holding AG (Bearer) Class BR	79,950	35,441
	Galderma Group AG	158,606	34,514
	Sika AG (Registered)	140,719	31,660
	Sandoz Group AG	362,030	29,512
	Alcon AG	425,039	29,191
	Swiss Life Holding AG (Registered)	24,480	28,886
	Givaudan SA (Registered)	6,664	26,635
*	Amrize Ltd.	438,249	21,482

		Shares	Market Value ($000)
	Geberit AG (Registered)	29,317	19,317
	Helvetia Baloise Holding AG	71,143	19,078
	Swisscom AG (Registered)	23,425	18,001
	SGS SA (Registered)	151,558	17,959
[2]	VAT Group AG	23,398	17,513
	Julius Baer Group Ltd.	183,967	16,174
	Partners Group Holding AG	19,132	15,947
	Logitech International SA (Registered)	130,017	13,279
	Chocoladefabriken Lindt & Spruengli AG	1,093	12,615
	Sonova Holding AG (Registered)	45,178	12,309
	Straumann Holding AG (Registered)	97,684	12,097
	Swiss Prime Site AG (Registered)	71,694	11,693
	Schindler Holding AG (XSWX)	31,361	9,872
	Kuehne & Nagel International AG (Registered)	37,163	9,464
	Belimo Holding AG (Registered)	8,487	8,850
	Chocoladefabriken Lindt & Spruengli AG (Registered)	71	8,360
	Accelleron Industries AG	84,402	7,641
	Swatch Group AG (Bearer) Class BR	30,112	6,732
	PSP Swiss Property AG (Registered)	35,759	6,451
	Schindler Holding AG (Registered)	16,980	5,194
	EMS-Chemie Holding AG (Registered)	4,787	4,848
	Avolta AG	79,351	4,764
	Swissquote Group Holding SA	88,470	4,609
*	SIG Group AG	248,913	4,523
[2]	Galenica AG	38,768	4,118
	Flughafen Zurich AG (Registered)	13,746	4,041
	Barry Callebaut AG (Registered)	2,856	3,979
	Georg Fischer AG (Registered)	60,625	3,887
	Adecco Group AG (Registered)	133,577	3,734
	Temenos AG (Registered)	44,684	3,717
	Allreal Holding AG (Registered)	12,911	3,377
	Cembra Money Bank AG	30,137	3,351
	Banque Cantonale Vaudoise (Registered)	21,143	3,317
	Mobimo Holding AG (Registered)	7,420	3,210
	Siegfried Holding AG (Registered)	31,484	2,954
	Huber & Suhner AG (Registered)	12,077	2,847
	Inficon Holding AG (Registered)	14,035	2,832
	BKW AG	16,089	2,658
	Tecan Group AG (Registered)	11,132	2,573
	Sulzer AG (Registered)	13,445	2,442
	Comet Holding AG (Registered)	5,973	2,423
	Bachem Holding AG	25,057	2,329
	EFG International AG	112,831	2,245
	Valiant Holding AG (Registered)	10,887	2,128
	DKSH Holding AG	23,949	1,988
	Bucher Industries AG (Registered)	4,945	1,943
	VZ Holding AG	9,935	1,906
	Luzerner Kantonalbank AG	13,732	1,894
	SFS Group AG	11,302	1,850
	Vontobel Holding AG (Registered)	17,110	1,831
	Sunrise Communications AG Class A	34,016	1,797
	Clariant AG (Registered)	150,666	1,712
	St. Galler Kantonalbank AG (Registered)	2,034	1,636
*	ams-OSRAM AG	80,018	1,590
	Ypsomed Holding AG (Registered)	3,293	1,572
	Softwareone Holding AG (XSWX)	142,368	1,550
	dormakaba Holding AG	21,040	1,516
	Burckhardt Compression Holding AG	2,520	1,511
	Emmi AG (Registered)	1,396	1,500
	Berner Kantonalbank AG	3,136	1,492
	Kardex Holding AG (Registered)	4,918	1,447
	Jungfraubahn Holding AG	4,307	1,391
*	Aryzta AG	20,530	1,349
	Stadler Rail AG	43,691	1,327
	Landis & Gyr Group AG	21,793	1,235
	Bossard Holding AG (Registered) Class A	4,323	1,211
	ALSO Holding AG (Registered)	4,872	1,166
	Liechtensteinische Landesbank AG	8,072	1,127
	Intershop Holding AG	4,709	1,003
	Daetwyler Holding AG Class BR	5,615	955

		Shares	Market Value ($000)
	Implenia AG (Registered)	11,664	925
	Forbo Holding AG (Registered)	810	918
	Burkhalter Holding AG	5,185	878
	Interroll Holding AG (Registered)	487	817
	OC Oerlikon Corp. AG Pfaffikon (Registered)	134,183	792
	SKAN Group AG	10,857	789
[2]	Medacta Group SA	4,712	772
*	Basilea Pharmaceutica Ag Allschwil (Registered)	11,826	760
*,2	Sensirion Holding AG	8,287	752
*	Dottikon Es Holding AG	2,100	725
	Swatch Group AG (Registered)	16,004	717
	Cie Financiere Tradition SA Class BR	1,815	665
*,2	PolyPeptide Group AG	12,135	659
[1,2]	SMG Swiss Marketplace Group AG	20,437	645
*,2	Montana Aerospace AG	21,065	632
	Zehnder Group AG	6,857	575
	Cosmo NV	6,447	480
	Autoneum Holding AG	2,328	377
*,2	Medartis Holding AG	3,076	333
	VP Bank AG Class A	2,733	324
	APG SGA SA	1,157	286
	TX Group AG	1,397	239
	Bell Food Group AG (Registered)	1,011	227
*	Idorsia Ltd.	25,723	195
	Bystronic AG	1,083	187
[2]	Medmix AG	9,913	109
	Graubuendner Kantonalbank	6	18
			1,914,690
Taiwan (3.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	20,626,276	1,525,627
	MediaTek Inc.	1,245,664	132,698
	Delta Electronics Inc.	1,632,486	80,314
	Hon Hai Precision Industry Co. Ltd.	10,315,140	78,777
	ASE Technology Holding Co. Ltd.	2,806,158	47,886
	United Microelectronics Corp.	9,718,008	36,356
	Elite Material Co. Ltd.	245,000	35,170
	CTBC Financial Holding Co. Ltd.	14,903,382	29,746
	Fubon Financial Holding Co. Ltd.	7,020,145	27,982
	Accton Technology Corp.	420,000	27,223
	Unimicron Technology Corp.	1,117,682	26,224
	Cathay Financial Holding Co. Ltd.	8,034,640	25,006
	TS Financial Holding Co. Ltd.	19,742,354	21,738
[1]	Quanta Computer Inc.	2,254,773	20,058
	Yageo Corp.	1,324,096	19,929
	Nan Ya Plastics Corp.	4,168,545	19,806
	Chroma ATE Inc.	314,000	19,727
	Yuanta Financial Holding Co. Ltd.	9,383,810	19,576
	Asia Vital Components Co. Ltd.	271,234	19,075
	Mega Financial Holding Co. Ltd.	9,965,973	16,336
	E.Sun Financial Holding Co. Ltd.	12,979,405	15,481
[1]	Wiwynn Corp.	88,000	14,327
[1]	Asustek Computer Inc.	569,677	14,135
[1]	Wistron Corp.	2,560,152	13,730
	SinoPac Financial Holdings Co. Ltd.	10,994,015	13,711
	KGI Financial Holding Co. Ltd.	13,385,158	12,646
	ASPEED Technology Inc.	28,930	12,635
	MPI Corp.	72,000	11,461
[1]	King Slide Works Co. Ltd.	46,000	11,023
	First Financial Holding Co. Ltd.	9,481,990	10,772
[1]	Nanya Technology Corp.	967,324	10,342
	Hua Nan Financial Holdings Co. Ltd. Class C	7,667,009	10,298
	Lite-On Technology Corp.	1,622,030	10,279
	Chunghwa Telecom Co. Ltd.	2,360,000	10,147
[1]	Winbond Electronics Corp.	2,603,569	10,042
[1]	Largan Precision Co. Ltd.	79,020	9,796
[1]	Uni-President Enterprises Corp.	4,209,992	9,573
[1]	Bizlink Holding Inc.	150,150	9,560
	PharmaEssentia Corp.	266,796	8,680
[1]	Innolux Corp.	6,146,073	8,435

		Shares	Market Value ($000)
[1]	Realtek Semiconductor Corp.	405,420	8,407
	Zhen Ding Technology Holding Ltd.	646,700	8,114
	Global Unichip Corp.	67,000	7,672
	Taiwan Cooperative Financial Holding Co. Ltd.	8,890,862	7,576
	Jentech Precision Industrial Co. Ltd.	72,598	7,520
[1]	Novatek Microelectronics Corp.	474,025	7,492
[1]	Phison Electronics Corp.	150,733	7,418
	Taiwan Union Technology Corp.	210,000	7,031
	Gold Circuit Electronics Ltd.	291,100	6,977
	Advantech Co. Ltd.	409,015	6,967
	King Yuan Electronics Co. Ltd.	971,250	6,560
	Alchip Technologies Ltd.	66,882	6,173
	Formosa Plastics Corp.	3,499,089	5,884
[1]	Evergreen Marine Corp. Taiwan Ltd.	899,608	5,654
[1]	China Steel Corp.	9,659,678	5,652
[1]	Globalwafers Co. Ltd.	213,000	5,380
	Kinsus Interconnect Technology Corp.	274,669	5,208
*	Chang Hwa Commercial Bank Ltd.	6,301,003	4,899
[1]	Nan Ya Printed Circuit Board Corp.	177,000	4,873
	Far EasTone Telecommunications Co. Ltd.	1,495,421	4,855
	Vanguard International Semiconductor Corp.	1,058,420	4,852
	Formosa Chemicals & Fibre Corp.	2,778,551	4,838
	Airtac International Group	116,804	4,731
*,1	Powerchip Semiconductor Manufacturing Corp.	2,822,415	4,616
*	Macronix International Co. Ltd.	1,528,903	4,592
	Shanghai Commercial & Savings Bank Ltd.	3,270,228	4,586
[1]	Compeq Manufacturing Co. Ltd.	894,300	4,576
	United Integrated Services Co. Ltd.	135,200	4,525
*,1	Gigabyte Technology Co. Ltd.	436,000	4,500
*	WPG Holdings Ltd.	1,284,440	4,404
[1]	International Games System Co. Ltd. Class C	184,000	4,403
	Pegatron Corp.	1,611,954	4,171
	Powertech Technology Inc.	583,000	4,168
	Tripod Technology Corp.	371,000	4,166
[1]	TCC Group Holdings Co. Ltd.	5,544,524	4,152
	Chailease Holding Co. Ltd.	1,208,332	4,148
[1]	eMemory Technology Inc.	55,000	4,132
	Hotai Motor Co. Ltd.	239,455	4,110
[1]	WT Microelectronics Co. Ltd.	676,159	4,081
	Taiwan Mobile Co. Ltd.	1,155,800	4,014
[1]	Inventec Corp.	2,034,554	3,820
	Compal Electronics Inc.	3,428,323	3,770
*	Lotes Co. Ltd.	66,807	3,765
[1]	E Ink Holdings Inc.	649,272	3,757
	WinWay Technology Co. Ltd.	20,787	3,649
	Chunghwa Telecom Co. Ltd. ADR	81,784	3,485
	Taiwan Business Bank	6,175,150	3,465
	Silergy Corp.	278,000	3,463
	LandMark Optoelectronics Corp.	69,960	3,385
[1]	President Chain Store Corp.	433,137	2,999
	Synnex Technology International Corp.	1,033,498	2,964
	Eva Airways Corp.	2,219,817	2,962
	Topco Scientific Co. Ltd.	190,908	2,914
	L&K Engineering Co. Ltd.	128,160	2,758
[1]	ADATA Technology Co. Ltd.	229,353	2,747
	Wan Hai Lines Ltd.	1,036,305	2,703
	Innodisk Corp.	68,355	2,639
*	Caliway Biopharmaceuticals Co. Ltd. Class C	826,000	2,617
[1]	AUO Corp.	3,516,400	2,575
[1]	Micro-Star International Co. Ltd.	589,000	2,552
	Win Semiconductors Corp.	287,151	2,533
*,1	Fortune Electric Co. Ltd.	115,867	2,504
	Acter Group Corp. Ltd.	87,576	2,464
[1]	Walsin Lihwa Corp.	2,544,344	2,442
	Yang Ming Marine Transport Corp.	1,486,632	2,326
	Hiwin Technologies Corp.	242,188	2,254
[1]	Catcher Technology Co. Ltd.	394,310	2,215
[1]	Sino-American Silicon Products Inc.	459,000	2,173
[1]	Acer Inc.	2,387,551	2,116
	Sigurd Microelectronics Corp.	367,781	2,090

		Shares	Market Value ($000)
	TA Chen Stainless Pipe	1,567,371	2,090
[1]	Teco Electric & Machinery Co. Ltd.	1,054,000	2,081
	Taichung Commercial Bank Co. Ltd.	3,252,245	2,057
	Far Eastern New Century Corp.	2,426,279	2,033
	Formosa Petrochemical Corp.	931,140	2,011
	WNC Corp.	299,445	2,007
	Syntec Technology Co. Ltd.	32,021	1,976
[1]	Chipbond Technology Corp.	497,000	1,935
	Ardentec Corp.	352,903	1,898
[1]	Asia Cement Corp.	1,819,264	1,854
	Fositek Corp.	45,065	1,843
[1]	Mitac Holdings Corp.	689,447	1,842
	Kaori Heat Treatment Co. Ltd.	66,625	1,747
*	Capital Securities Corp.	1,635,220	1,711
	China Airlines Ltd.	2,459,000	1,705
	Ennoconn Corp.	133,976	1,667
	AP Memory Technology Corp.	82,700	1,660
	Kinik Co.	85,000	1,654
	Chenbro Micom Co. Ltd.	52,000	1,652
*	All Ring Tech Co. Ltd.	59,000	1,637
	Sinbon Electronics Co. Ltd.	179,499	1,624
	Eclat Textile Co. Ltd.	151,166	1,617
	Nien Made Enterprise Co. Ltd.	135,000	1,592
	Simplo Technology Co. Ltd.	145,640	1,574
	Walsin Technology Corp.	239,968	1,569
[1]	Voltronic Power Technology Corp.	53,322	1,564
	Highwealth Construction Corp.	1,136,762	1,542
[1]	EZconn Corp.	44,000	1,535
[1]	Co-Tech Development Corp.	171,000	1,523
[1]	Chung-Hsin Electric & Machinery Manufacturing Corp.	317,000	1,494
[1]	AURAS Technology Co. Ltd.	54,000	1,475
	Holy Stone Enterprise Co. Ltd.	108,210	1,470
[1]	Universal Microwave Technology Inc.	50,000	1,463
	Taiwan High Speed Rail Corp.	1,814,000	1,456
[1]	Transcend Information Inc.	162,000	1,439
[1]	Chicony Electronics Co. Ltd.	440,231	1,434
	ITEQ Corp.	179,244	1,430
	Pou Chen Corp.	1,929,524	1,428
	Cheng Shin Rubber Industry Co. Ltd.	1,516,379	1,428
[1]	Foxconn Technology Co. Ltd.	813,514	1,409
[1]	Shihlin Electric & Engineering Corp.	227,989	1,366
[1]	Solar Applied Materials Technology Corp.	429,571	1,314
[1]	ASMedia Technology Inc.	32,000	1,285
*	Wafer Works Corp.	480,985	1,281
	Chunghwa Precision Test Tech Co. Ltd.	17,000	1,281
[1]	Eternal Materials Co. Ltd.	691,238	1,266
	Visual Photonics Epitaxy Co. Ltd.	144,250	1,261
[3]	Poya International Co. Ltd.	55,997	1,246
[1]	Makalot Industrial Co. Ltd.	181,384	1,230
*	IBF Financial Holdings Co. Ltd.	2,540,671	1,226
[1]	Advanced Echem Materials Co. Ltd.	55,032	1,207
	Mega Union Technology Inc.	54,013	1,190
	Far Eastern International Bank	2,821,918	1,175
	Ruentex Development Co. Ltd.	1,408,729	1,172
[1]	VisEra Technologies Co. Ltd.	90,000	1,160
[1]	Elite Advanced Laser Corp.	103,412	1,158
	Grand Process Technology Corp.	16,000	1,148
	Lien Hwa Industrial Holdings Corp.	915,317	1,136
	Getac Holdings Corp.	322,000	1,122
[1]	LuxNet Corp.	100,000	1,107
	AUO Corp. ADR	152,313	1,094
[1]	Parade Technologies Ltd.	63,000	1,080
*,1	Taiwan Glass Industry Corp.	776,842	1,074
[1]	Supreme Electronics Co. Ltd.	436,295	1,067
[1]	Test Research Inc.	130,000	1,061
	Elite Semiconductor Microelectronics Technology Inc.	195,000	1,057
	Marketech International Corp.	74,000	1,053
[1]	XinTec Inc.	126,000	1,045
[1]	Browave Corp.	64,625	1,044
	Shinkong Insurance Co. Ltd.	210,000	1,043

		Shares	Market Value ($000)
	TXC Corp.	226,000	1,032
[1]	Dynapack International Technology Corp.	116,000	1,026
	C Sun Manufacturing Ltd.	70,000	1,019
	Great Wall Enterprise Co. Ltd.	584,553	1,011
	ChipMOS Technologies Inc.	460,682	1,006
	President Securities Corp.	750,237	997
	Phoenix Silicon International Corp.	133,389	989
	Ruentex Industries Ltd.	610,019	984
[1]	Genius Electronic Optical Co. Ltd.	66,911	982
*,1	Starlux Airlines Co. Ltd.	1,454,882	973
	Sanyang Motor Co. Ltd.	479,000	957
[1]	Topoint Technology Co. Ltd.	96,000	939
	Elan Microelectronics Corp.	199,400	919
*,1	FOCI Fiber Optic Communications Inc.	63,267	914
	Taiwan Cogeneration Corp.	504,383	910
	Radiant Opto-Electronics Corp.	359,314	909
*	Mercuries Life Insurance Co. Ltd.	2,974,568	907
*	Yankey Engineering Co. Ltd.	45,540	907
[1]	Longwell Co.	143,000	906
[1]	Kinpo Electronics	988,000	901
	I-Chiun Precision Industry Co. Ltd.	158,507	898
[1]	Qisda Corp.	1,068,120	896
	Taiwan Hon Chuan Enterprise Co. Ltd.	220,414	871
	Wisdom Marine Lines Co. Ltd.	359,196	868
[1]	Dynamic Holding Co. Ltd.	270,439	823
[1]	Taiwan Surface Mounting Technology Corp.	191,250	818
	Scientech Corp.	41,000	806
	Pan Jit International Inc.	225,800	796
	Ennostar Inc.	534,278	787
	Tung Ho Steel Enterprise Corp.	334,110	768
	Feng Hsin Steel Co. Ltd.	381,000	766
	Faraday Technology Corp.	168,465	765
*,1	Fulltech Fiber Glass Corp.	378,640	762
	Taiwan Secom Co. Ltd.	224,675	757
*,1	Tatung Co. Ltd.	1,011,849	757
	Sitronix Technology Corp.	93,000	756
[1]	Feng TAY Enterprise Co. Ltd.	346,370	730
	Kung Long Batteries Industrial Co. Ltd.	185,000	722
*,1	Yieh Phui Enterprise Co. Ltd.	1,708,617	718
[1]	Tong Hsing Electronic Industries Ltd.	147,942	718
[1]	Tong Yang Industry Co. Ltd.	317,000	695
*,1	HannStar Display Corp.	1,846,265	694
	Weikeng Industrial Co. Ltd.	509,000	692
[1]	Taiflex Scientific Co. Ltd.	132,630	689
	Primax Electronics Ltd.	341,000	686
	Pixart Imaging Inc.	116,000	683
[1]	AcBel Polytech Inc.	520,449	672
[1]	Advanced Energy Solution Holding Co. Ltd.	24,000	672
*	GCS Holdings Inc.	63,000	664
	Shinkong Synthetic Fibers Corp.	1,036,000	658
[1]	Sunonwealth Electric Machine Industry Co. Ltd.	163,869	656
	Huaku Development Co. Ltd.	217,434	654
[1]	Lotus Pharmaceutical Co. Ltd.	122,000	653
	Taiwan Fertilizer Co. Ltd.	454,000	642
	YFY Inc.	712,000	637
[1]	Jinan Acetate Chemical Co. Ltd.	430,380	635
	CTCI Corp.	580,969	629
[1]	HTC Corp.	509,491	625
	O-Bank Co. Ltd.	1,968,000	623
	Far Eastern Department Stores Ltd.	903,115	619
[1]	Unitech Printed Circuit Board Corp.	558,453	618
	China Bills Finance Corp.	1,185,000	614
	U-Ming Marine Transport Corp.	318,000	613
[1]	Shin Zu Shing Co. Ltd.	117,045	612
[1]	Asia Optical Co. Inc.	156,000	610
[1]	Ta Ya Electric Wire & Cable	586,706	608
	Chun Yuan Steel Industry Co. Ltd.	934,000	608
	Greatek Electronics Inc.	197,000	601
	Gloria Material Technology Corp.	605,000	593
[1]	Cleanaway Co. Ltd.	761,000	581

		Shares	Market Value ($000)
	Union Bank of Taiwan	910,147	581
[1]	momo.com Inc.	77,030	580
*	Nuvoton Technology Corp.	163,000	577
	United Microelectronics Corp. ADR	30,103	573
[1]	Taiwan Acceptance Corp.	223,575	565
	Dimerco Express Corp.	232,892	562
*,1	Thunder Tiger Corp.	111,603	558
	Giant Manufacturing Co. Ltd.	213,170	556
	TTY Biopharm Co. Ltd.	241,541	555
	Bank of Kaohsiung Co. Ltd.	1,482,690	554
	Standard Foods Corp.	611,400	552
	Airoha Technology Corp.	35,000	552
*	China Petrochemical Development Corp.	2,358,488	550
*	Pegavision Corp.	54,457	542
[1]	Wiselink Co. Ltd.	198,768	542
	Center Laboratories Inc.	457,757	534
	Gudeng Precision Industrial Co. Ltd.	44,029	533
	Fusheng Precision Co. Ltd.	68,000	532
	Foxsemicon Integrated Technology Inc.	58,900	532
	Arcadyan Technology Corp.	100,099	530
[1]	Bora Pharmaceuticals Co. Ltd.	44,723	529
	Global Mixed Mode Technology Inc.	70,000	528
*,1	Heron Neutron Medical Corp.	49,000	527
	Systex Corp.	111,000	525
[1]	Machvision Inc.	27,944	524
[1]	Goldsun Building Materials Co. Ltd. Class C	544,137	524
[1]	WUS Printed Circuit Co. Ltd.	117,457	508
*	United Renewable Energy Co. Ltd.	1,007,502	501
	Sercomm Corp.	195,000	493
	Synmosa Biopharma Corp.	549,975	492
	Formosa International Hotels Corp.	89,058	489
[1]	Allis Electric Co. Ltd.	163,380	489
[1]	Chang Wah Technology Co. Ltd.	245,000	487
[1]	Sakura Development Co. Ltd.	370,480	486
*,1	Etron Technology Inc.	222,634	486
[1]	Global Brands Manufacture Ltd.	194,478	486
*	Everlight Electronics Co. Ltd.	251,000	483
[1]	Formosa Sumco Technology Corp.	59,000	478
	Nichidenbo Corp.	126,000	476
[1]	Coretronic Corp.	210,400	474
[1]	Hu Lane Associate Inc.	131,583	470
	Wowprime Corp.	64,716	468
	Sinon Corp.	388,000	467
	EVERGREEN Steel Corp.	174,000	467
[1]	Century Iron & Steel Industrial Co. Ltd.	143,000	459
[1]	JPC connectivity Inc.	51,750	454
	Charoen Pokphand Enterprise	140,400	451
*	SDI Corp.	101,000	446
	G Shank Enterprise Co. Ltd.	127,000	438
[1]	Via Technologies Inc.	203,000	437
*,1	Silicon Integrated Systems Corp.	286,884	430
	China Motor Corp.	256,800	420
	T3EX Global Holdings Corp.	205,000	419
[1]	Lingsen Precision Industries Ltd.	462,000	415
	Cathay Real Estate Development Co. Ltd.	602,200	409
	Tainan Spinning Co. Ltd.	1,084,543	406
	Chin-Poon Industrial Co. Ltd.	362,000	405
*,1	FLEXium Interconnect Inc.	266,154	400
	Run Long Construction Co. Ltd.	390,600	398
*,1	Everlight Chemical Industrial Corp.	405,240	393
[1]	Ability Enterprise Co. Ltd.	200,246	392
	Nan Pao Resins Chemical Co. Ltd.	41,000	389
[1]	TPK Holding Co. Ltd.	230,958	386
	Daxin Materials Corp.	40,000	381
	Advanced International Multitech Co. Ltd.	228,000	380
	Radium Life Tech Co. Ltd.	1,169,735	379
[1]	Ruentex Engineering & Construction Co.	75,000	378
	Farglory Land Development Co. Ltd.	187,000	374
[1]	Taiwan Speciality Chemicals Corp.	56,000	369
	Nan Kang Rubber Tire Co. Ltd.	358,629	366

		Shares	Market Value ($000)
*,1	General Interface Solution GIS Holding Ltd.	217,000	364
[1]	Yulon Motor Co. Ltd.	421,094	363
	Grape King Bio Ltd.	131,000	360
	Merry Electronics Co. Ltd.	145,471	360
	Taiyen Biotech Co. Ltd.	364,000	360
*	Chung Hung Steel Corp.	702,000	360
	Thinking Electronic Industrial Co. Ltd.	54,000	359
[1]	Hannstar Board Corp.	175,334	358
[1]	Orient Semiconductor Electronics Ltd.	290,605	358
*	BES Engineering Corp.	978,289	356
[1]	Pan-International Industrial Corp.	283,000	356
[1]	Anpec Electronics Corp.	44,000	355
	Evergreen Aviation Technologies Corp.	63,000	354
*	Lealea Enterprise Co. Ltd.	1,622,800	352
*,1	Ability Opto-Electronics Technology Co. Ltd.	66,824	352
*	First Steamship Co. Ltd.	1,841,936	351
	ITE Technology Inc.	91,000	348
	Cheng Loong Corp.	538,000	348
	Adlink Technology Inc.	100,584	348
	Merida Industry Co. Ltd.	146,400	348
	Wah Lee Industrial Corp.	100,260	345
[1]	Weltrend Semiconductor	206,599	345
*,1	Andes Technology Corp.	51,000	345
*	CSBC Corp. Taiwan	587,001	342
[3]	Materials Analysis Technology Inc.	50,096	342
	TA-I Technology Co. Ltd.	103,750	337
	Brighton-Best International Taiwan Inc.	295,000	337
	Clevo Co.	260,767	336
	Stark Technology Inc.	65,000	332
*	Holtek Semiconductor Inc.	201,000	328
	Taiwan Paiho Ltd.	233,000	328
[1]	Zero One Technology Co. Ltd.	96,185	324
	Hotai Finance Co. Ltd.	169,187	320
	Taiwan Semiconductor Co. Ltd.	145,000	317
	Formosa Taffeta Co. Ltd.	596,000	315
	Lian HWA Food Corp.	125,290	315
	Advanced Wireless Semiconductor Co.	94,437	314
[1]	Fitipower Integrated Technology Inc.	67,691	311
	Ambassador Hotel	210,000	310
[1]	First Hi-Tec Enterprise Co. Ltd.	51,000	310
*,1	Gigastorage Corp.	325,195	307
	Depo Auto Parts Ind Co. Ltd.	73,000	301
	Taiwan Sakura Corp.	118,994	301
	Chang Wah Electromaterials Inc.	215,000	299
	Promate Electronic Co. Ltd.	205,224	299
	Sampo Corp.	412,600	297
*,1	Medigen Vaccine Biologics Corp.	209,287	296
[1]	Tyntek Corp.	194,000	295
*	China Man-Made Fiber Corp.	1,108,602	294
	Chong Hong Development Co. Ltd.	122,588	294
	Wei Chuan Foods Corp.	777,000	293
	YungShin Global Holding Corp.	176,350	292
[1]	AmTRAN Technology Co. Ltd.	359,813	289
	Kaimei Electronic Corp.	82,400	287
	Flytech Technology Co. Ltd.	74,853	286
	PharmaEngine Inc.	150,038	284
[1]	JSL Construction & Development Co. Ltd.	148,335	279
*,1	TSEC Corp.	383,543	278
	Shiny Chemical Industrial Co. Ltd.	60,000	276
[1]	Solomon Technology Corp.	73,471	272
	Gemtek Technology Corp.	287,000	270
*,1	Oneness Biotech Co. Ltd.	208,733	269
	Hung Sheng Construction Ltd.	503,912	266
*	Episil Technologies Inc.	167,334	264
[1]	Altek Corp.	222,727	262
	Universal Cement Corp.	317,580	262
	Kindom Development Co. Ltd.	241,670	258
*	Shining Building Business Co. Ltd.	1,057,915	257
	Amazing Microelectronic Corp.	113,290	256
	TaiDoc Technology Corp.	64,000	254

		Shares	Market Value ($000)
*	IEI Integration Corp.	96,605	253
	Cheng Uei Precision Industry Co. Ltd.	243,000	252
*	International CSRC Investment Holdings Co.	833,447	248
	Ho Tung Chemical Corp.	619,141	248
	Kenda Rubber Industrial Co. Ltd.	437,203	244
*	Kuo Yang Construction Co. Ltd.	438,000	243
[1]	Chicony Power Technology Co. Ltd.	102,000	240
	Hsin Kuang Steel Co. Ltd.	204,000	239
[1]	Chenming Electronic Technology Corp.	100,195	237
[1]	Kuo Toong International Co. Ltd.	148,374	236
*	Sunplus Technology Co. Ltd.	310,000	235
	Zyxel Group Corp.	186,467	235
	Formosan Rubber Group Inc.	297,101	235
[1]	Intelligo Technology Inc.	24,000	234
	Sporton International Inc.	39,446	233
	TSRC Corp.	357,925	233
	CyberPower Systems Inc.	35,000	233
[1]	Raydium Semiconductor Corp.	33,000	230
[1]	UPI Semiconductor Corp.	38,000	230
*,1	Fittech Co. Ltd.	78,093	228
*	D-Link Corp.	348,475	227
	CMC Magnetics Corp.	739,855	225
*,1	Hota Industrial Manufacturing Co. Ltd.	152,940	220
[1]	Ichia Technologies Inc.	138,000	219
	China Steel Chemical Corp.	87,000	217
[1]	Allied Supreme Corp.	33,000	217
	Quanta Storage Inc.	105,000	214
*	Oriental Union Chemical Corp.	528,000	210
	AGV Products Corp.	676,440	209
	Mercuries & Associates Holding Ltd.	397,414	209
[1]	Swancor Holding Co. Ltd.	73,000	205
*	Taiwan-Asia Semiconductor Corp.	245,312	205
	Sincere Navigation Corp.	217,790	204
[1]	Syncmold Enterprise Corp.	99,750	201
	Firich Enterprises Co. Ltd.	291,880	200
*	TaiMed Biologics Inc.	118,018	200
[1]	ASROCK Inc.	33,000	198
*	Johnson Health Tech Co. Ltd.	52,105	197
	Bioteque Corp.	56,000	196
	TCI Co. Ltd.	56,022	195
	Evergreen International Storage & Transport Corp.	134,500	195
*,1	Kenmec Mechanical Engineering Co. Ltd.	140,000	194
*	Foresee Pharmaceuticals Co. Ltd.	79,109	193
[1]	Lai Yih Footwear Co. Ltd.	37,000	193
	Posiflex Technology Inc.	32,169	192
*	EirGenix Inc.	137,000	189
	M31 Technology Corp.	15,358	184
	Great Tree Pharmacy Co. Ltd.	75,581	183
	Cenra Inc.	180,500	183
*	Lung Yen Life Service Corp.	124,000	182
*,1	Grand Pacific Petrochemical	524,183	181
[1]	Namchow Holdings Co. Ltd.	173,000	180
	Ton Yi Industrial Corp.	389,000	180
	Topkey Corp.	35,000	178
	Hong Pu Real Estate Development Co. Ltd.	308,000	173
*	Federal Corp.	290,612	173
	FocalTech Systems Co. Ltd.	115,655	173
[1]	Fulgent Sun International Holding Co. Ltd.	75,906	171
	Channel Well Technology Co. Ltd.	103,892	169
	Darwin Precisions Corp.	432,900	168
	Taiwan PCB Techvest Co. Ltd.	174,000	160
[1]	USI Corp.	464,645	160
*	Taiwan TEA Corp.	469,000	159
*	RDC Semiconductor Co. Ltd.	36,690	157
	Genesys Logic Inc.	56,000	157
[1]	Motech Industries Inc.	229,929	155
	Chia Hsin Cement Corp.	380,820	154
*,1	HD Renewable Energy Co. Ltd.	63,956	154
[1]	RichWave Technology Corp.	51,518	153
	YC INOX Co. Ltd.	266,573	151

		Shares	Market Value ($000)
	Sinyi Realty Inc.	239,358	151
*	Lumosa Therapeutics Co. Ltd.	55,922	149
[1]	Forcecon Tech Co. Ltd.	65,259	149
*	Microbio Co. Ltd.	344,629	147
	Rich Development Co. Ltd.	611,820	146
*	Gourmet Master Co. Ltd.	74,245	145
[1]	Delpha Construction Co. Ltd.	237,000	145
	Xxentria Technology Materials Corp.	125,895	142
	Universal Vision Biotechnology Co. Ltd.	34,927	142
*,1	Phihong Technology Co. Ltd.	214,603	139
	Nantex Industry Co. Ltd.	164,000	139
	China Metal Products	209,000	138
[1]	Infortrend Technology Inc.	130,000	138
	KMC Kuei Meng International Inc.	50,000	137
*	Ritek Corp.	417,257	136
	Chief Telecom Inc.	13,200	135
*,1	Egis Technology Inc.	47,000	134
*,1	Taiwan Mask Corp.	120,341	134
*	Career Technology MFG. Co. Ltd.	310,146	133
	Soft-World International Corp.	43,000	132
	Zeng Hsing Industrial Co. Ltd.	46,304	131
*	Adimmune Corp.	251,485	129
	Advancetek Enterprise Co. Ltd.	145,000	128
	Continental Holdings Corp.	200,000	127
	KEE TAI Properties Co. Ltd.	417,180	122
[1]	Huang Hsiang Construction Corp.	118,327	120
	Actron Technology Corp.	28,132	115
[1]	Elitegroup Computer Systems Co. Ltd.	201,000	114
	ZillTek Technology Corp.	17,621	110
[1]	UPC Technology Corp.	344,265	109
	Brogent Technologies Inc.	37,956	109
*	Longchen Paper & Packaging Co. Ltd.	349,309	106
*,1	Cub Elecparts Inc.	35,854	105
	Sonix Technology Co. Ltd.	65,000	103
	Advanced Ceramic X Corp.	15,263	103
	St. Shine Optical Co. Ltd.	36,000	102
	Savior Lifetec Corp.	194,478	101
	Sunny Friend Environmental Technology Co. Ltd.	41,604	98
*	Apex International Co. Ltd.	108,197	97
	Darfon Electronics Corp.	101,000	95
	91APP Inc.	54,000	92
[1]	Alpha Networks Inc.	107,772	90
	China Electric Manufacturing Corp.	246,360	89
*	CyberTAN Technology Inc.	148,000	88
[1]	Tong-Tai Machine & Tool Co. Ltd.	106,560	87
	Rechi Precision Co. Ltd.	120,000	87
	FSP Technology Inc.	54,000	87
[1]	Sensortek Technology Corp.	18,000	84
	Gamania Digital Entertainment Co. Ltd.	62,000	80
	ScinoPharm Taiwan Ltd.	133,245	79
[1]	TYC Brother Industrial Co. Ltd.	90,000	78
	Waffer Technology Corp.	68,592	77
	Cyberlink Corp.	37,000	73
[1]	Iron Force Industrial Co. Ltd.	30,076	72
	Chlitina Holding Ltd.	23,076	68
	Basso Industry Corp.	64,200	67
	Yungshin Construction & Development Co. Ltd.	41,726	65
[1]	Asia Polymer Corp.	163,556	63
	China General Plastics Corp.	184,895	63
	Panion & BF Biotech Inc.	35,023	63
*	Medigen Biotechnology Corp.	65,000	62
*,1	Taiwan Styrene Monomer	271,450	61
	Rexon Industrial Corp. Ltd.	69,000	61
*	Polaris Group	179,502	60
*,1	Chung Hwa Pulp Corp.	152,421	59
	Ultra Chip Inc.	29,000	58
	CHC Healthcare Group	60,268	49
*	OBI Pharma Inc.	63,843	49
	Speed Tech Corp.	50,640	43
[1]	Tung Thih Electronic Co. Ltd.	29,744	41

		Shares	Market Value ($000)
*	PChome Online Inc.	43,630	34
*	Pell Bio-Med Technology Co. Ltd.	1,000	24
*,3	Shinfox Energy Co. Ltd.	76,301	8
*,3	Pharmally International Holding Co. Ltd.	10,673	—
			2,993,706
Thailand (0.2%)
	Delta Electronics Thailand PCL	2,451,700	20,074
	PTT PCL	10,669,180	12,299
	Kasikornbank PCL	1,448,735	10,570
	Advanced Info Service PCL	868,800	9,869
	CP ALL PCL	5,091,500	7,300
	Gulf Development PCL	3,552,691	7,082
	SCB X PCL	1,327,100	6,069
	Airports of Thailand PCL	3,163,850	6,009
	Krung Thai Bank PCL	3,941,975	5,207
	Bangkok Dusit Medical Services PCL Class F	8,508,400	4,887
	PTT Exploration & Production PCL	1,015,581	4,548
	True Corp. PCL	9,418,476	4,050
	Central Pattana PCL	1,934,900	3,982
	Siam Cement PCL (Registered)	397,406	3,016
	TMBThanachart Bank PCL	29,370,370	2,685
	Bangkok Bank PCL (Registered)	441,648	2,528
	Bumrungrad Hospital PCL	430,300	2,412
	Minor International PCL	2,791,632	1,966
	PTT Global Chemical PCL	1,766,515	1,936
[1]	Tisco Financial Group PCL	483,500	1,858
	Central Retail Corp. PCL	2,171,200	1,733
	Charoen Pokphand Foods PCL	2,454,300	1,647
	Thai Oil PCL	805,032	1,575
	Kiatnakin Bank PCL	436,000	1,444
	Digital Telecommunications Infrastructure Fund Class F	4,229,317	1,291
	Siam Cement PCL NVDR	162,800	1,235
	Krungthai Card PCL	905,800	1,034
	WHA Corp. PCL	6,775,902	982
[3]	Banpu PCL (Registered)	5,408,304	941
	Bangkok Expressway & Metro PCL	4,588,057	926
	PTG Energy PCL	4,050,300	915
	Indorama Ventures PCL	1,368,400	901
	Thanachart Capital PCL	371,200	866
	Krung Thai Bank PCL NVDR	633,000	836
	KCE Electronics PCL	668,700	832
	Bangchak Corp. PCL	616,500	826
[1]	Home Product Center PCL	4,162,098	808
	PTT Oil & Retail Business PCL	1,980,400	757
	IRPC PCL	10,607,800	699
	Osotspa PCL	1,325,500	696
	Com7 PCL Class F	759,300	693
	Thaifoods Group PCL Class F	2,280,100	668
	Cal-Comp Electronics Thailand PCL Class F	2,724,100	668
	Ratch Group PCL	575,824	662
	CH Karnchang PCL	1,210,400	659
	Srisawad Corp. PCL	886,959	653
	Global Power Synergy PCL Class F	421,593	647
	CPN Retail Growth Leasehold REIT	1,611,200	645
	Thai Union Group PCL Class F	1,720,180	627
	SCG Packaging PCL	670,100	608
	Star Petroleum Refining PCL	1,784,900	594
	Carabao Group PCL Class F	384,700	589
	TIDLOR Holdings PCL	1,026,169	583
	Electricity Generating PCL	143,700	576
	3BB Internet Infrastructure Fund Class F	2,875,400	563
	Land & Houses PCL (Registered)	4,721,125	539
	WHA Premium Growth Freehold & Leasehold REIT Class F	1,570,303	535
	Bangkok Airways PCL	908,700	525
	SPCG PCL	1,862,200	512
	TTW PCL	1,585,300	493
	Sri Trang Agro-Industry PCL	871,896	484
	Supalai PCL	995,800	473
*	Energy Absolute PCL (XBKK)	5,337,200	464

		Shares	Market Value ($000)
	Stecon Group PCL	850,400	460
	Hana Microelectronics PCL	429,000	457
	Amata Corp. PCL	527,249	455
	MBK PCL (XBKK)	672,058	454
	Mega Lifesciences PCL	393,900	448
	Precious Shipping PCL	1,852,200	446
	Thai Life Insurance PCL	1,279,700	445
	Bangkok Life Assurance PCL NVDR	566,780	441
	CP AXTRA PCL	981,060	437
[1]	Muangthai Capital PCL	427,500	436
	Betagro PCL	675,900	432
	I-TAIL Corp. PCL	824,800	430
	Siam Global House PCL	1,938,841	429
	Central Plaza Hotel PCL	372,700	427
	Sansiri PCL	9,041,700	407
	AP Thailand PCL	1,598,100	397
	Asset World Corp. PCL	4,257,800	376
*	BTS Group Holdings PCL	5,688,846	364
	Gunkul Engineering PCL	2,366,799	357
	Thai Vegetable Oil PCL	423,540	345
	Berli Jucker PCL	643,484	312
	Thailand Future Fund	1,480,400	305
	B Grimm Power PCL	507,800	285
	Tipco Asphalt PCL	673,900	282
	Bangkok Commercial Asset Management PCL (XBKK)	1,337,700	276
	BCPG PCL	1,236,314	262
	SKY ICT PCL	460,543	260
	TOA Paint Thailand PCL	546,500	258
*	Thaicom PCL	758,600	247
	Jaymart Group Holdings PCL	664,500	220
	Quality Houses PCL	4,710,983	204
	Dhipaya Group Holdings PCL	288,000	204
	CK Power PCL	2,330,445	180
	Sri Trang Gloves Thailand PCL	578,400	178
	Bangkok Land PCL	9,266,000	175
	Bangkok Chain Hospital PCL	566,200	175
	Siam City Cement PCL	38,730	173
[1]	JMT Network Services PCL	472,664	169
*	VGI PCL	5,555,463	166
	Thoresen Thai Agencies PCL	1,064,852	161
	Plan B Media PCL Class F	827,216	150
*	Jasmine Technology Solution PCL	165,000	149
	Thonburi Healthcare Group PCL	632,240	141
	TPI Polene Power PCL	2,253,400	122
	AEON Thana Sinsap Thailand PCL	36,100	113
	Chularat Hospital PCL Class F	2,340,180	111
	GFPT PCL	326,100	96
	Thanachart Capital PCL NVDR	38,600	90
	Dohome PCL (XBKK)	739,648	87
	MK Restaurants Group PCL	123,000	79
	Bangkok Life Assurance PCL	83,760	65
	SCB X PCL NVDR	14,100	65
*	Jasmine International PCL	1,925,499	63
	Kasikornbank PCL NVDR	2,990	22
	Land & Houses PCL NVDR	146,275	17
*	BTS Group Holdings PCL NVDR	222,000	14
*	Pruksa Real Estate PCL	210,700	12
	Ratch Group PCL NVDR	9,776	11
			167,093
Turkiye (0.1%)
	Aselsan Elektronik Sanayi Ve Ticaret A/S	959,720	6,914
	BIM Birlesik Magazalar A/S	709,495	5,827
	Turkiye Petrol Rafinerileri A/S	774,675	4,826
	KOC Holding A/S	833,122	3,447
	Akbank TAS	2,480,931	3,301
[1]	Turk Hava Yollari AO	458,402	3,026
*,1	Destek Finans Faktoring A/S	74,412	2,661
	Eregli Demir ve Celik Fabrikalari TAS	2,750,068	2,458
[1]	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	335,847	2,088

		Shares	Market Value ($000)
	Haci Omer Sabanci Holding A/S	1,169,323	2,074
*	Yapi ve Kredi Bankasi A/S	2,884,248	1,985
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	2,206,674	1,972
[1]	Turkcell Iletisim Hizmetleri A/S	933,901	1,968
	Katilimevim Tasarruf Finansman A/S	546,246	1,782
	Turkiye Is Bankasi A/S Class C	6,050,392	1,585
*	Isiklar Enerji ve Yapi Holding A/S	420,095	1,481
*	Tera Yatirim Teknoloji Holding A/S	1,279,558	1,296
	Coca-Cola Icecek A/S	667,938	1,281
*	Odine Solutions Teknoloji Ticaret VE Sanayi A/S	23,915	1,260
[1]	Turkiye Garanti Bankasi A/S	465,995	1,206
[1]	Enka Insaat ve Sanayi A/S	646,017	1,191
[1]	Ford Otomotiv Sanayi A/S	577,334	973
	Ebebek Magazacilik A/S	496,469	921
[1]	Migros Ticaret A/S	68,700	904
*	Peker Gayrimenkul Yatirim Ortakligi A/S	2,823,339	874
[1]	Turkiye Sise ve Cam Fabrikalari A/S	954,321	838
*,1	Pasifik Eurasia Lojistik Dis Ticaret A/S	253,976	829
	TAV Havalimanlari Holding A/S	137,757	786
*,1	Pegasus Hava Tasimaciligi A/S	229,391	738
*	Turk Altin Isletmeleri A/S	780,096	723
	AG Anadolu Grubu Holding A/S	926,200	692
	Yeni Gimat Gayrimenkul Ortakligi A/S	141,446	629
*	Ral Yatirim Holding A/S	123,189	624
*,1	Sasa Polyester Sanayi A/S	11,924,516	620
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	1,326,990	610
*	Ufuk Yatirim Yonetim ve Gayrimenkul A/S	16,247	608
	Tofas Turk Otomobil Fabrikasi A/S	96,025	550
	Kervan Gida Sanayi Ve Ticaret A/S	11,031,203	550
*	Tera Yatirim Menkul Degerler A/S	144,776	546
*,2	MLP Saglik Hizmetleri A/S	63,874	544
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	782,510	539
*,1	Turkiye Halk Bankasi A/S	669,733	527
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	340,680	508
*	Gubre Fabrikalari TAS	59,033	494
[1]	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,290,544	486
	LDR Turizm A/S	227,911	466
*	Aksa Enerji Uretim A/S	231,470	459
[2]	Enerjisa Enerji A/S	196,850	451
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	554,479	447
*	Kiler Holding A/S	284,290	441
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	98,203	441
*	Turkiye Vakiflar Bankasi TAO Class D	709,349	435
*	Margun Enerji Uretim Sanayi VE Ticaret A/S	551,355	428
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	899,712	421
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	160,358	419
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	2,529,583	418
	Dogan Sirketler Grubu Holding A/S	935,761	412
	Global Yatirim Holding A/S	1,177,651	403
	Enerya Enerji A/S	2,054,760	399
*	Investco Holding A/S	25,695	387
*	Turk Telekomunikasyon A/S	352,454	378
*,1	Arcelik A/S	183,982	377
	Is Gayrimenkul Yatirim Ortakligi A/S	675,934	376
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	952,624	374
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim A/S	523,107	369
	Tekfen Holding A/S	113,123	367
*	Tat Gida Sanayi A/S	954,581	359
	Turkiye Sigorta A/S	2,620,728	347
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	190,492	341
	Aygaz A/S	61,018	340
*	Izdemir Enerji Elektrik Uretim A/S	1,800,204	326
	Is Yatirim Menkul Degerler A/S Class A	435,817	317
*	Baticim Bati Anadolu Sanayi ve Ticaret Anonim Sirketi	2,970,286	306
	Pasifik Gayrimenkul Yatirim Ortakligi	4,122,892	303
	Anadolu Anonim Turk Sigorta Sirketi	502,772	288
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	345,660	284
*	CVK Maden Isletmeleri Sanayi VE Ticaret A/S	352,799	280
*,1	Petkim Petrokimya Holding A/S	692,904	279
	Ulker Biskuvi Sanayi A/S	152,241	276

		Shares	Market Value ($000)
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	552,734	276
	Oyak Cimento Fabrikalari A/S	633,890	271
	Turkiye Sinai Kalkinma Bankasi A/S	1,174,884	270
*	Is Finansal Kiralama A/S	621,710	261
*	Kimteks Poliuretan Sanayi VE Ticaret A/S	616,141	261
	Nuh Cimento Sanayi A/S	56,643	258
	Altinkilic Gida VE Sut Sanayi Ticaret A/S	30,470	254
*	Izmir Firca Sanayi ve Ticaret A/S	173,681	238
	Ronesans Gayrimenkul Yatirim A/S	55,752	235
	Lila Kagit Sanayi ve Ticaret A/S	385,598	232
*	Baticim Cimento Sanayi Anonim Sirketi	306,023	229
	Galata Wind Enerji A/S	442,823	226
*,1	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	20,337	223
	Aksa Akrilik Kimya Sanayii A/S	804,738	220
*	Can2 Termik A/S	8,603,879	217
*	Sok Marketler Ticaret A/S	201,164	216
*	Gulermak Agir Sanayi Insaat ve Taahhut A/S	68,073	215
*	YEO Teknoloji Enerji VE Endustri A/S	255,611	210
[1]	Dogus Otomotiv Servis ve Ticaret A/S	50,702	203
*	LYDIA HOLDING A/S	51,367	202
*	Bursa Cimento Fabrikasi A/S	1,867,282	198
*	CW Enerji Muhendislik Ticaret VE Sanayi A/S	273,626	196
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	97,292	192
*	BMS Birlesik Metal Sanayi VE Ticaret A/S	206,144	186
*	Hitit Bilgisayar Hizmetleri A/S	231,851	178
[1]	Alarko Holding A/S	79,397	169
	GUR-Sel Turizm Tasimacilik VE Servis Ticaret A/S	22,563	169
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S	845,580	166
	Cimsa Cimento Sanayi VE Ticaret A/S	173,971	164
[1]	Efor Yatirim Sanayi Ticaret A/S	371,484	163
	Albaraka Turk Katilim Bankasi A/S	959,185	160
	Anadolu Hayat Emeklilik A/S	65,848	159
	SUN Tekstil Sanayi Ve Ticaret A/S	152,030	158
	TAB Gida Sanayi Ve Ticaret A/S Class A	30,090	154
*	Blume Metal Chemical ASA	205,077	147
*	Fenerbahce Futbol A/S	2,264,029	141
	AKIS Gayrimenkul Yatirimi A/S	711,348	139
	Agesa Hayat ve Emeklilik A/S	27,216	139
*	Turk Traktor ve Ziraat Makineleri A/S	15,648	136
	Borusan Yatirim ve Pazarlama A/S	3,742	135
*	Akfen Yenilenebilir Enerji A/S Class A	265,928	134
	Grainturk Tarim A/S	25,927	134
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	92,674	133
*	Izmir Demir Celik Sanayi A/S	559,166	133
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	472	130
*	Girsim Elektrik Sanayi Taahut Ve Ticaret A/S	79,344	125
*	Pasifik Teknoloji A/S	310,616	124
*,1	Hektas Ticaret TAS	2,005,851	123
*	Otokar Otomotiv Ve Savunma Sanayi A/S	18,115	116
*	Qua Granite Hayal	1,600,608	115
*	EGE Endustri VE Ticaret A/S	964	107
	Sekerbank Turk A/S	724,834	107
	Akcansa Cimento A/S	20,940	105
	Escar Turizm Tasimacilik Ticaret A/S	108,232	105
	Kocaer Celik Sanayi Ve Ticaret A/S	331,249	104
*	Karsan Otomotiv Sanayii Ve Ticaret A/S	481,696	102
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	70,313	98
*	DAP Gayrimenkul Gelistirme A/S Class A	522,549	96
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	2,333,425	94
*,1	Kontrolmatik Enerji Ve Muhendislik A/S	947,852	93
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	105,439	91
	Logo Yazilim Sanayi Ve Ticaret A/S	31,908	91
*	NET Holding A/S	95,198	91
*,1	MIA Teknoloji A/S	136,914	89
	Iskenderun Demir ve Celik A/S	77,436	88
*	Bera Holding A/S	308,280	83
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	1,219,069	81
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	86,013	80
	Eczacibasi Yatirim Holding Ortakligi A/S	11,323	75
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S Class A	35,502	68

		Shares	Market Value ($000)
*	Tukas Gida Sanayi ve Ticaret A/S	1,576,254	66
*	Altinay Savunma Teknolojileri A/S	204,590	66
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	280,260	63
*	Polisan Holding A/S	134,932	60
*	Adese Alisveris Merkezleri Ticaret A/S	3,235,680	59
*	Konya Cimento Sanayii A/S	751	58
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	9,363	57
	Ozak Gayrimenkul Yatirim Ortakligi	188,720	50
	Kayseri Seker Fabrikasi A/S	582,569	48
*	Aksigorta A/S	330,403	47
	Alfa Solar Enerji Sanayi VE Ticaret A/S	51,880	45
*	Politeknik Metal Sanayi ve Ticaret A/S	465	45
*	Tumosan Motor ve Traktor Sanayi A/S	25,411	44
*,1	Vestel Elektronik Sanayi ve Ticaret A/S	89,836	43
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	996,613	43
	Oyak Yatirim Menkul Degerler A/S	58,742	42
*	Karel Elektronik Sanayi ve Ticaret A/S	201,554	41
	Celebi Hava Servisi A/S	1,312	40
*	Zorlu Enerji Elektrik Uretim A/S	820,667	40
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S Class C	36,120	39
*	Biotrend Cevre VE Enerji Yatirimlari A/S	104,428	38
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	21,814	37
*	Esenboga Elektrik Uretim A/S	481,743	34
*	Aydem Yenilenebilir Enerji A/S Class A	68,323	33
	Suwen Tekstil Sanayi Pazarlama A/S	252,040	32
*	Agrotech Yueksek Teknoloji VE Yatirim A/S	619,620	31
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	108,918	29
*	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	52,196	27
*	Marmara Holding A/S	536,579	25
*	Europen Endustri Insaat Sanayi VE Ticaret A/S	294,643	24
*	Yayla Agro Gida Sanayi VE Nakliyat A/S	119,102	24
*	Bagfas Bandirma Gubre Fabrikalari A/S	43,861	22
*	Reeder Teknoloji Sanayi VE Ticaret A/S	158,005	22
	Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret A/S	170,724	21
*	Vestel Beyaz Esya Sanayi ve Ticaret A/S	166,980	20
*	Kordsa Teknik Tekstil A/S	12,974	18
*	Kerevitas Gida Sanayi ve Ticaret A/S	71,422	18
*	Imas Makina Sanayi A/S	250,972	13
			95,001
United Arab Emirates (0.1%)
	First Abu Dhabi Bank PJSC	3,714,790	19,566
	Emirates Telecommunications Group Co. PJSC	2,910,774	16,123
	Emaar Properties PJSC	5,236,076	15,627
	Emirates NBD Bank PJSC	1,513,229	12,428
	Abu Dhabi Commercial Bank PJSC	2,654,705	10,816
	Abu Dhabi Islamic Bank PJSC	1,258,382	7,269
	Aldar Properties PJSC	3,179,212	6,414
	Dubai Electricity & Water Authority PJSC	7,891,027	5,886
*	Two Point Zero Group PJSC	9,651,479	5,220
	Adnoc Gas plc	5,486,675	4,924
	Dubai Islamic Bank PJSC	2,385,578	4,728
	ADNOC Drilling Co. PJSC	2,136,728	3,392
	Abu Dhabi National Oil Co. for Distribution PJSC	2,291,297	2,495
	Air Arabia PJSC	1,873,593	2,485
	Agility Global plc	5,331,174	2,456
	Emaar Development PJSC	668,450	2,352
	ADNOC Logistics & Services	1,352,828	2,283
	Salik Co. PJSC	1,464,938	2,117
*	Modon Holding PSC	2,457,506	1,906
	Dubai Investments PJSC	1,768,673	1,733
*	Etihad Energy Holding PJSC	1,888,881	1,527
	Borouge plc	2,215,197	1,447
	Americana Restaurants International plc - Foreign Co. (XADS)	2,312,826	1,369
	Sharjah Islamic Bank	1,681,705	1,325
	Dubai Financial Market PJSC	2,820,701	1,080
*	Abu Dhabi Ports Co. PJSC	797,963	1,063
	Talabat Holding plc	3,666,906	1,047
	Dana Gas PJSC	4,488,120	1,040
	NMDC Group PJSC	163,579	1,015

		Shares	Market Value ($000)
*	Apex Investments Co. PSC	1,093,740	955
	Parkin Co. PJSC	559,346	840
	Lulu Retail Holdings plc	3,069,105	800
	Fertiglobe plc	977,301	709
	Abu Dhabi National Hotels	5,985,094	649
	Emirates Central Cooling Systems Corp.	1,421,237	609
*	Presight AI Holding plc	584,628	540
	Amanat Holdings PJSC	1,424,927	538
*	RAK Properties PJSC	1,768,663	513
	Ajman Bank PJSC	1,179,149	436
*	Space42 plc	907,992	401
	Agthia Group PJSC	328,561	286
*	Phoenix Group plc	2,070,610	268
	Orascom Construction plc	4,681	65
*,3	Arabtec Holding PJSC	245,437	—
			148,742
United Kingdom (3.3%)
	HSBC Holdings plc	14,518,462	309,175
	Shell plc (XLON)	4,771,098	218,381
	AstraZeneca plc	1,269,379	215,934
	Rolls-Royce Holdings plc	7,142,575	142,492
	Unilever plc	1,797,656	114,381
	British American Tobacco plc	1,729,880	104,936
	BP plc	13,254,063	99,580
	GSK plc	3,381,176	87,920
	Rio Tinto plc	858,858	83,455
	Barclays plc	11,679,051	80,276
	Lloyds Banking Group plc	49,879,300	77,094
	BAE Systems plc	2,505,036	70,916
	National Grid plc	4,123,931	66,007
	NatWest Group plc	6,781,303	63,966
*	Glencore plc	8,634,743	63,598
	RELX plc	1,522,473	53,548
	Anglo American plc	925,450	46,848
	Compass Group plc	1,437,025	45,634
	Standard Chartered plc	1,537,354	45,456
	London Stock Exchange Group plc	401,703	45,189
	Diageo plc	1,898,136	41,699
	Reckitt Benckiser Group plc (XLON)	549,128	38,756
	Ferguson Enterprises Inc.	163,311	38,269
	Haleon plc	7,678,911	37,593
	Tesco plc	5,395,482	35,514
	SSE plc	1,055,839	33,358
	Prudential plc (XLON)	2,168,244	32,586
	3i Group plc	845,061	32,533
	Experian plc	786,280	29,666
	Vodafone Group plc	15,975,763	25,353
	Sunbelt Rentals Holdings Inc.	351,242	25,165
	Imperial Brands plc	661,338	25,098
	Aviva plc	2,664,514	24,938
	Next plc	101,727	20,372
	InterContinental Hotels Group plc	124,366	20,111
	Coca-Cola Europacific Partners plc	177,945	19,604
	Legal & General Group plc	4,769,167	19,365
	Segro plc	1,293,869	16,901
	Halma plc	341,487	16,315
	Antofagasta plc	297,316	14,818
	Informa plc	1,183,125	14,173
	BT Group plc	4,918,272	13,317
	Diploma plc	125,097	12,389
	Smith & Nephew plc	782,084	12,234
	United Utilities Group plc	643,771	11,990
	Sage Group plc	881,224	11,608
	Coca-Cola HBC AG Class DI	171,951	11,595
	International Consolidated Airlines Group SA Class DI	1,956,868	11,471
	Bunzl plc	287,695	10,857
	M&G plc	2,179,967	10,531
	Smiths Group plc	291,857	10,422
	Severn Trent plc	256,499	10,402

		Shares	Market Value ($000)
	Intertek Group plc	129,338	10,216
	Marks & Spencer Group plc	1,860,038	10,168
	Admiral Group plc	199,452	10,111
	Rentokil Initial plc	2,194,919	10,108
	Pearson plc	590,635	9,967
	Standard Life plc	751,966	9,370
	Centrica plc	4,428,688	9,242
	Weir Group plc	255,678	9,122
	Endeavour Mining plc	183,518	8,755
	Beazley plc	463,483	8,055
	IMI plc	189,096	7,514
*	Wise Group plc Class A	608,669	7,270
	J Sainsbury plc	1,497,825	7,223
	Games Workshop Group plc	27,216	7,016
	Tritax Big Box REIT plc	2,829,708	6,506
	British Land Co. plc	1,078,047	6,446
	Balfour Beatty plc	550,223	6,414
	Hiscox Ltd.	256,492	6,262
	Associated British Foods plc	221,225	6,215
	Melrose Industries plc (XLON)	1,001,428	6,160
	DCC Energy plc	67,717	5,790
	Primary Health Properties plc	4,507,126	5,744
[2]	Autotrader Group plc	806,995	5,698
	Kingfisher plc	1,356,556	5,659
	St. James's Place plc	397,755	5,652
	ICG plc	219,971	5,616
	Spirax Group plc	58,076	5,445
	Land Securities Group plc	551,553	5,254
	Fresnillo plc	150,211	5,060
	LondonMetric Property plc	1,909,135	5,047
	IG Group Holdings plc	255,686	5,038
	Whitbread plc	147,387	4,993
[1]	Metlen Energy & Metals plc	90,308	4,816
	Croda International plc	110,935	4,803
[2]	Convatec Group plc	1,577,101	4,765
*	Burberry Group plc	290,657	4,685
	Howden Joinery Group plc	416,006	4,433
	Aberdeen Group Plc	1,355,104	4,411
	Schroders plc	547,287	4,341
	Lion Finance Group plc	27,568	4,330
	Barratt Redrow plc	1,057,501	4,203
[1]	Mondi plc	343,363	4,140
	Rotork plc	615,634	4,056
	Investec plc	438,586	3,839
	Rightmove plc	603,686	3,785
	Persimmon plc	247,551	3,716
	Man Group plc	898,912	3,681
	WPP plc	895,009	3,615
	Entain plc	490,896	3,594
	Johnson Matthey plc	130,130	3,515
*	Berkeley Group Holdings plc	72,499	3,424
	RS Group plc	357,892	3,408
	Babcock International Group plc	198,594	3,015
	Computacenter plc	47,028	2,913
	Zegona Communications plc	146,397	2,889
	Taylor Wimpey plc	2,679,695	2,821
	Inchcape plc	249,174	2,820
	Shaftesbury Capital plc	1,441,632	2,806
	Cranswick plc	38,170	2,748
	Plus500 Ltd.	51,594	2,710
	ITV plc	2,675,968	2,683
	Softcat plc	101,445	2,662
	Hikma Pharmaceuticals plc	121,011	2,583
	Drax Group plc	259,116	2,579
	QinetiQ Group plc	375,892	2,574
	UNITE Group plc	352,641	2,562
	Mitie Group plc	895,318	2,510
	easyJet plc	291,383	2,481
	B&M European Value Retail plc	817,255	2,457
	TP ICAP Group plc	528,398	2,440

		Shares	Market Value ($000)
	Hill & Smith plc	63,013	2,433
[2]	Airtel Africa plc	537,095	2,424
	Derwent London plc	84,534	2,399
[2]	Quilter plc	905,839	2,367
	JD Sports Fashion plc	1,930,044	2,340
	Serco Group plc	697,176	2,274
	Pennon Group plc	361,517	2,252
[2]	JTC plc	124,303	2,220
	TBC Bank Group plc	34,139	2,217
	Bellway plc	81,106	2,185
	Hammerson plc	404,971	2,096
	Pan African Resources plc	1,675,150	2,095
	Tate & Lyle plc	280,100	2,087
	AJ Bell plc	248,548	1,965
	Keller Group plc	47,802	1,954
	Morgan Sindall Group plc	32,153	1,935
[1]	Greggs plc	75,620	1,914
	OSB Group plc	250,632	1,887
	Harbour Energy plc	574,893	1,865
	Renishaw plc	27,010	1,794
	Canal & SA (XLON)	501,170	1,783
*,2	Watches of Switzerland Group plc	178,894	1,767
	Greencore Group plc (SGMX)	482,786	1,694
*	Helios Towers plc	631,559	1,671
[2]	Bridgepoint Group plc	386,588	1,671
	Chemring Group plc	208,059	1,658
	Currys plc	731,196	1,655
	Big Yellow Group plc	135,581	1,623
	Genus plc	53,414	1,583
	SSP Group plc	585,942	1,575
	Paragon Banking Group plc	136,109	1,542
	Hochschild Mining plc	262,063	1,539
	Oxford Instruments plc	41,558	1,531
	Lancashire Holdings Ltd.	184,247	1,497
	International Workplace Group plc	550,391	1,468
	Grafton Group plc GDR	110,181	1,442
	Safestore Holdings plc	169,484	1,414
	Sirius Real Estate Ltd.	1,050,482	1,407
	Great Portland Estates plc	291,081	1,374
	Volution Group plc	161,204	1,360
	Coats Group plc	1,251,857	1,357
	Clarkson plc	20,829	1,330
*	Ocado Group plc	441,751	1,263
	Bodycote plc	129,180	1,261
	Grainger plc	513,501	1,212
	4imprint Group plc	20,953	1,167
	Premier Foods plc	440,097	1,155
	Senior plc	290,560	1,136
	Travis Perkins plc	151,588	1,136
*,2	Trustpilot Group plc	292,722	1,067
	Savills plc	85,366	1,059
[1]	Energean plc	102,344	1,053
	Dunelm Group plc	87,921	1,028
	Firstgroup plc	408,106	1,020
	Zigup plc	161,504	1,011
*	Molten Ventures plc	121,550	1,003
*	Frasers Group plc	90,799	991
	IntegraFin Holdings plc	198,876	990
	Bytes Technology Group plc (XLON)	182,000	990
	Baltic Classifieds Group plc	365,823	989
	Pets at Home Group plc	341,189	974
	MONY Group plc	360,651	959
*,2	Trainline plc	296,171	946
*	Vistry Group plc	236,783	937
	Supermarket Income REIT plc	777,045	903
	Hays plc	1,178,844	900
*	Playtech plc	174,007	890
	Elementis plc	368,189	888
	Moonpig Group plc	226,667	840
	Ashmore Group plc	294,449	819

		Shares	Market Value ($000)
	Rathbones Group plc	35,877	807
	Breedon Group plc	173,872	779
	Victrex plc	73,289	773
	Telecom Plus plc	66,048	757
	Vesuvius plc	144,461	722
	Kainos Group plc	60,384	710
	Domino's Pizza Group plc	253,601	692
	AG Barr plc	77,949	685
	Genuit Group plc	185,208	681
	WH Smith plc	114,838	672
*	Close Brothers Group plc	114,353	656
	Ithaca Energy plc	200,685	655
	Morgan Advanced Materials plc	212,602	648
*	Mitchells & Butlers plc	171,280	634
	Goodwin plc	2,690	631
	Michael Page plc	246,045	605
	RHI Magnesita NV	15,880	605
	Ninety One plc	208,119	600
[2]	Spire Healthcare Group plc	188,279	593
	Jupiter Fund Management plc	251,266	533
	J D Wetherspoon plc	50,210	529
[1]	Workspace Group plc	108,430	514
	Dr. Martens plc	490,575	513
*	Raspberry PI Holdings plc	55,447	489
*,1	Oxford Nanopore Technologies plc	296,106	454
*	IP Group plc	521,288	442
	Wickes Group plc	163,541	437
	Picton Property Income Ltd.	429,045	431
[2]	CMC Markets plc	46,417	419
	Hilton Food Group plc	48,855	393
	NCC Group plc	193,121	368
[2]	Ibstock plc	282,935	356
	Marshalls plc	155,110	337
*,2	Shawbrook Group plc	72,376	317
	C&C Group plc	196,498	269
	AO World plc	187,807	248
*,1	THG plc	544,316	223
	Future plc	51,124	210
	Rank Group plc	100,345	131
	Crest Nicholson Holdings plc	132,467	110
*,1,2	Aston Martin Lagonda Global Holdings plc	160,219	77
*,3	Greencore Group plc	145,599	4
*,3	Evraz plc	272,365	—
*,3	NMC Health plc	26,225	—
*,2,3	Finablr plc	58,416	—
			3,206,678
United States (61.6%)
	NVIDIA Corp.	19,779,704	3,970,776
	Apple Inc.	12,254,917	3,785,666
	Microsoft Corp.	6,296,111	2,925,929
*	Amazon.com Inc.	8,222,122	2,232,964
	Alphabet Inc. Class A	5,022,500	1,788,663
	Broadcom Inc.	3,943,940	1,535,297
	Alphabet Inc. Class C	3,948,262	1,408,148
	Meta Platforms Inc. Class A	1,863,035	1,037,170
	JPMorgan Chase & Co. (XNYS)	2,265,855	797,105
	Micron Technology Inc.	955,734	786,598
	Eli Lilly & Co.	676,968	777,728
*	Tesla Inc.	2,475,923	770,532
*	Berkshire Hathaway Inc. Class B	1,386,724	709,365
*	Advanced Micro Devices Inc.	1,379,053	656,636
	ExxonMobil Holdings Corp.	3,527,488	548,313
	Johnson & Johnson	2,035,241	521,734
	Visa Inc. Class A (XNYS)	1,399,928	512,556
	Walmart Inc.	3,711,663	412,737
	Mastercard Inc. Class A	681,840	390,763
	Cisco Systems Inc.	3,351,120	388,696
	AbbVie Inc.	1,501,114	376,690
	Costco Wholesale Corp.	375,059	357,015

		Shares	Market Value ($000)
	Bank of America Corp. (XNYS)	5,572,367	345,208
	Applied Materials Inc.	672,743	341,531
*	Intel Corp.	3,719,136	335,466
	UnitedHealth Group Inc.	765,760	317,331
	General Electric Co.	875,960	315,407
	Caterpillar Inc. (XNYS)	385,240	313,897
	Lam Research Corp.	1,060,580	310,771
	Chevron Corp.	1,572,389	309,493
	Coca-Cola Co.	3,264,309	285,921
	Procter & Gamble Co.	1,967,058	284,220
	Home Depot Inc.	841,771	279,434
	Merck & Co. Inc.	2,098,820	273,266
*	Netflix Inc.	3,558,744	255,198
	Philip Morris International Inc.	1,319,382	251,764
	RTX Corp.	1,136,073	244,506
	Goldman Sachs Group Inc. (XNYS)	233,664	237,959
*	Palantir Technologies Inc. Class A	1,882,075	231,608
*	Palo Alto Networks Inc.	683,005	226,642
	GE Vernova Inc.	228,307	226,090
	Wells Fargo & Co.	2,598,513	224,641
	Texas Instruments Inc.	771,259	212,667
	KLA Corp.	1,110,488	203,019
	Morgan Stanley	948,389	199,560
	Oracle Corp.	1,452,549	188,643
	Linde plc	391,222	187,153
	Citigroup Inc. (XNYS)	1,392,043	184,376
	Thermo Fisher Scientific Inc.	316,158	181,570
	International Business Machines Corp.	796,626	178,165
	Amgen Inc.	456,188	175,705
	Amphenol Corp. Class A	1,038,854	166,944
	Verizon Communications Inc.	3,551,804	166,260
	Seagate Technology Holdings plc	189,865	162,549
*	Crowdstrike Holdings Inc. Class A	850,280	162,284
	McDonald's Corp.	599,353	162,209
	PepsiCo Inc.	1,154,302	161,094
*	Arista Networks Inc.	884,791	159,572
	Western Digital Corp.	286,849	156,287
	Abbott Laboratories	1,460,309	154,355
	NextEra Energy Inc.	1,760,969	153,063
	Analog Devices Inc.	414,687	152,360
	American Express Co.	451,893	151,949
*	Sandisk Corp.	123,364	149,866
	TJX Cos. Inc.	941,365	148,114
	Union Pacific Corp.	503,328	147,037
	Charles Schwab Corp.	1,386,998	145,968
	Walt Disney Co.	1,501,158	144,396
	Blackrock Inc.	128,542	140,161
	Welltower Inc.	596,645	139,877
*	Boeing Co.	642,628	138,898
	Marvell Technology Inc.	739,539	138,708
	Gilead Sciences Inc.	1,055,923	137,492
	Eaton Corp. plc	330,427	137,193
	AT&T Inc.	5,751,600	133,725
	QUALCOMM Inc.	895,648	132,207
	Booking Holdings Inc.	657,861	126,901
	ConocoPhillips	1,037,407	124,987
	Salesforce Inc.	676,566	124,502
	Deere & Co.	208,229	123,411
	Pfizer Inc.	4,794,315	119,906
*	Uber Technologies Inc.	1,665,020	117,151
	CVS Health Corp.	1,083,971	113,199
	Prologis Inc.	781,174	112,966
	Bristol-Myers Squibb Co.	1,723,678	112,573
	Capital One Financial Corp.	525,330	109,799
*	Intuitive Surgical Inc.	298,261	105,385
	Chubb Ltd.	298,470	104,667
	Progressive Corp.	493,341	104,302
	Parker-Hannifin Corp.	106,139	103,648
	Danaher Corp.	531,172	103,568
	Dell Technologies Inc. Class C	255,471	103,560

		Shares	Market Value ($000)
	S&P Global Inc.	251,226	103,488
*	Vertex Pharmaceuticals Inc.	215,072	102,611
	Starbucks Corp.	961,477	101,195
	Lockheed Martin Corp.	172,666	100,619
	Lowe's Cos. Inc.	474,708	98,649
*	ServiceNow Inc.	873,216	97,128
	Altria Group Inc.	1,419,897	97,022
	Howmet Aerospace Inc.	339,128	95,722
	Stryker Corp.	289,120	94,166
	Corning Inc.	669,962	92,622
	Medtronic plc	1,074,289	91,734
	Automatic Data Processing Inc.	342,381	91,231
	Bank of New York Mellon Corp.	574,565	89,822
	McKesson Corp.	104,393	89,380
	Southern Co.	935,883	88,478
	Accenture plc Class A	522,234	86,649
*	Adobe Inc.	344,895	86,365
	Trane Technologies plc	187,939	85,503
*	Berkshire Hathaway Inc. Class A	111	85,093
	Equinix Inc.	83,035	84,636
	Quanta Services Inc.	126,097	84,152
*	Fortinet Inc.	515,990	83,565
	PNC Financial Services Group Inc.	333,207	83,258
*	Snowflake Inc.	283,869	83,253
	General Dynamics Corp.	213,657	81,920
	CME Group Inc.	303,663	81,318
	US Bancorp	1,288,856	81,211
*	AppLovin Corp. Class A	203,439	80,541
	Duke Energy Corp.	640,533	80,342
	Blackstone Inc.	628,591	80,302
	CSX Corp.	1,580,132	79,639
	Newmont Corp. (XNYS)	848,527	79,515
	Marathon Petroleum Corp.	250,906	79,404
*	Cadence Design Systems Inc.	233,449	79,377
	Valero Energy Corp.	252,100	78,882
	Vertiv Holdings Co. Class A	325,014	78,514
	3M Co.	445,229	78,485
	Marsh & McLennan Cos. Inc.	409,465	77,671
	Freeport-McMoRan Inc.	1,216,909	76,215
	Johnson Controls International plc	516,735	75,784
*	MercadoLibre Inc.	39,898	74,926
*	Cloudflare Inc. Class A	267,837	74,721
*	Datadog Inc. Class A	278,389	74,600
	Cummins Inc.	116,273	73,740
	Williams Cos. Inc.	1,025,140	73,339
	Intercontinental Exchange Inc.	478,828	73,012
	Intuit Inc.	230,900	72,981
	Comcast Corp. Class A	3,015,804	72,259
	Phillips 66	340,750	72,130
	Emerson Electric Co.	477,259	71,503
	Constellation Energy Corp.	271,913	71,445
	T-Mobile US Inc.	410,615	70,917
	Waste Management Inc.	309,951	70,219
	Marriott International Inc. Class A	185,735	69,248
	Elevance Health Inc. (XNYS)	183,001	68,779
	American Tower Corp.	395,894	68,632
	EOG Resources Inc.	460,140	68,418
	Royal Caribbean Cruises Ltd.	214,640	68,320
	Mondelez International Inc. Class A	1,093,186	68,116
	Illinois Tool Works Inc.	237,338	68,104
	General Motors Co.	765,746	68,044
	Ross Stores Inc.	270,640	67,950
	Travelers Cos. Inc.	179,777	67,301
*	Spotify Technology SA	133,956	66,970
	Sherwin-Williams Co.	194,240	66,207
	Regeneron Pharmaceuticals Inc.	86,508	65,974
	United Parcel Service Inc. Class B (XNYS)	625,571	65,197
	Honeywell International Inc.	268,180	65,181
	Aon plc Class A (XNYS)	177,427	63,971
*	O'Reilly Automotive Inc.	712,744	63,684

		Shares	Market Value ($000)
	Norfolk Southern Corp.	189,563	63,595
	SLB Ltd.	1,280,608	63,505
	Cigna Group	223,069	62,247
*	DoorDash Inc. Class A	317,026	62,188
	Simon Property Group Inc.	269,837	61,893
*	Synopsys Inc.	158,496	61,617
	Motorola Solutions Inc.	140,781	61,345
	Moody's Corp.	127,955	61,211
	Hilton Worldwide Holdings Inc.	190,963	61,202
	Northrop Grumman Corp.	112,637	61,103
	Colgate-Palmolive Co.	668,088	60,996
	TransDigm Group Inc.	46,904	58,835
	Cintas Corp.	286,885	58,705
	KKR & Co. Inc.	577,901	58,616
*	Boston Scientific Corp.	1,253,872	58,593
	American Electric Power Co. Inc.	452,734	57,882
	Digital Realty Trust Inc.	307,012	57,878
	Allstate Corp.	218,785	57,777
	Ecolab Inc.	207,540	57,619
	United Rentals Inc.	53,186	57,402
	Monolithic Power Systems Inc.	40,151	57,257
	PACCAR Inc.	431,126	57,202
*	Monster Beverage Corp.	587,641	56,637
	FedEx Corp.	183,782	56,495
*	Robinhood Markets Inc. Class A	650,929	56,344
	Target Corp.	388,093	56,076
*	Honeywell Aerospace Inc.	268,556	55,521
	Truist Financial Corp.	1,063,754	55,145
	Air Products & Chemicals Inc.	185,684	54,756
	Hewlett Packard Enterprise Co.	1,125,936	53,932
	Arthur J Gallagher & Co.	215,490	53,748
*	Airbnb Inc. Class A	354,204	53,669
*	Warner Bros Discovery Inc.	2,033,061	53,470
	CRH plc	561,820	53,379
	Kinder Morgan Inc.	1,625,909	52,322
	TE Connectivity plc	250,360	51,497
	HCA Healthcare Inc.	127,437	51,305
	Comfort Systems USA Inc.	29,626	51,244
	Baker Hughes Co.	847,107	51,241
	Dominion Energy Inc.	732,666	50,679
	WW Grainger Inc.	36,632	50,633
	Aflac Inc.	388,907	49,578
	NXP Semiconductors NV	215,874	49,470
	Realty Income Corp.	771,810	49,296
	Teradyne Inc.	133,620	49,131
	Cencora Inc.	156,809	48,821
	Targa Resources Corp.	180,357	48,763
	Ford Motor Co.	3,311,892	48,619
*,1	Space Exploration Technologies Corp. Class A	447,193	48,462
	Nucor Corp.	187,812	48,322
	ONEOK Inc.	526,201	47,784
	Sempra	538,354	47,671
	Cheniere Energy Inc.	179,562	47,327
*	Bloom Energy Corp. Class A	227,487	46,819
*	Keysight Technologies Inc.	146,690	46,806
	AMETEK Inc.	192,927	46,632
	Rockwell Automation Inc.	96,541	46,347
	Public Storage	142,616	46,232
	Cardinal Health Inc.	200,681	46,163
	Fastenal Co.	965,972	46,087
*	Ciena Corp.	119,849	45,189
	Corteva Inc.	572,682	45,076
	Apollo Global Management Inc.	355,296	44,622
	MetLife Inc.	462,927	44,501
	Electronic Arts Inc.	210,491	44,174
	Fifth Third Bancorp	773,556	43,706
	L3Harris Technologies Inc.	157,743	43,704
	Devon Energy Corp.	962,901	43,456
	eBay Inc.	380,814	43,417
*	Lumentum Holdings Inc.	60,286	43,041

		Shares	Market Value ($000)
*	Autodesk Inc.	183,544	42,986
*	AutoZone Inc.	14,179	42,767
	Vistra Corp.	286,650	42,479
	Ameriprise Financial Inc.	77,768	42,449
*	NU Holdings Ltd. Class A	2,960,034	42,417
	State Street Corp.	229,944	42,346
*	Edwards Lifesciences Corp.	486,792	41,898
	Westinghouse Air Brake Technologies Corp.	143,021	41,599
	NIKE Inc. Class B	993,169	41,425
	Carrier Global Corp.	668,902	41,345
	Garmin Ltd.	139,870	41,091
	Entergy Corp.	381,331	41,039
*	Chipotle Mexican Grill Inc.	1,094,448	40,735
	Xcel Energy Inc.	518,891	40,577
*	Astera Labs Inc.	129,842	40,411
	Becton Dickinson & Co.	240,449	39,823
	PayPal Holdings Inc. (XNGS)	694,406	39,727
*	Coherent Corp.	150,206	39,488
	Exelon Corp.	851,873	39,033
*	Take-Two Interactive Software Inc.	157,632	38,292
	Ventas Inc.	407,839	38,137
*	IDEXX Laboratories Inc.	67,219	37,580
	Humana Inc.	102,264	37,210
*	CBRE Group Inc. Class A	251,863	36,976
*	Carvana Co.	588,078	36,673
*	Block Inc. (XNYS)	445,989	36,232
	Nasdaq Inc.	383,821	36,152
	Yum! Brands Inc.	233,716	35,824
	American International Group Inc.	455,682	35,807
	Prudential Financial Inc.	293,103	35,782
*	Flex Ltd.	312,672	35,566
	Sysco Corp.	416,979	35,543
	Republic Services Inc.	167,713	35,312
	Roper Technologies Inc.	89,350	35,023
	Occidental Petroleum Corp.	608,830	34,746
	Keurig Dr Pepper Inc.	1,113,961	34,666
*	Axon Enterprise Inc.	65,449	34,541
	MSCI Inc.	60,176	34,435
	Agilent Technologies Inc.	247,852	34,295
*,1	Nebius Group NV	179,666	34,210
	Old Dominion Freight Line Inc.	160,841	34,121
*	IQVIA Holdings Inc.	144,160	33,880
	Microchip Technology Inc.	454,133	33,738
	Diamondback Energy Inc.	165,268	33,541
	Paychex Inc.	283,791	33,158
	Archer-Daniels-Midland Co.	413,839	32,805
	Hartford Insurance Group Inc.	230,885	32,765
	Consolidated Edison Inc.	300,789	32,741
	Interactive Brokers Group Inc. Class A	371,489	32,687
	PG&E Corp.	1,876,102	32,607
	M&T Bank Corp.	131,870	32,478
*	Waters Corp.	85,012	32,076
	Public Service Enterprise Group Inc.	415,326	31,847
	Kimberly-Clark Corp.	288,388	31,524
	Kenvue Inc.	1,634,492	31,448
	Iron Mountain Inc.	254,665	31,151
*	Natera Inc.	115,887	31,030
	DR Horton Inc.	216,867	31,025
*	Revolution Medicines Inc.	162,218	30,421
	EMCOR Group Inc.	38,103	30,384
	Carnival Corp. Ltd.	1,092,015	30,369
	NetApp Inc. (XNGS)	169,364	30,231
	Vulcan Materials Co.	112,319	30,166
	Huntington Bancshares Inc.	1,752,488	29,862
*	Arch Capital Group Ltd.	296,198	29,777
*	Rocket Lab Corp.	455,462	29,582
	Northern Trust Corp.	159,628	29,083
	Steel Dynamics Inc.	115,363	28,986
*	Credo Technology Group Holding Ltd.	139,849	28,947
	Expedia Group Inc.	97,896	28,854

		Shares	Market Value ($000)
	Crown Castle Inc.	374,362	28,564
	Ingersoll Rand Inc. (XNYS)	341,895	28,507
*	Workday Inc. Class A	177,774	28,504
	Jabil Inc.	89,853	28,308
	Zoetis Inc.	363,674	28,108
	WEC Energy Group Inc.	255,122	27,915
	Kroger Co.	481,231	27,786
	Casey's General Stores Inc.	31,851	27,742
	Willis Towers Watson plc	82,441	27,694
	EQT Corp.	518,756	27,645
	Cboe Global Markets Inc.	88,625	27,494
	Extra Space Storage Inc.	185,690	27,490
*	ON Semiconductor Corp.	336,464	27,459
*	Dexcom Inc.	328,963	27,452
*	Coinbase Global Inc. Class A	187,152	27,373
	Citizens Financial Group Inc.	380,535	27,265
	Martin Marietta Materials Inc.	51,586	27,090
*	Illumina Inc.	131,207	26,911
	GE HealthCare Technologies Inc.	394,204	26,814
*	Teledyne Technologies Inc.	40,700	26,682
*	Veeva Systems Inc. Class A	130,515	26,596
	Tapestry Inc.	173,633	26,456
	Raymond James Financial Inc.	149,443	26,299
*	Centene Corp.	421,500	26,226
	ResMed Inc.	123,629	26,083
*	Strategy Inc.	278,133	25,944
*	Biogen Inc.	127,646	25,906
*	Mettler-Toledo International Inc.	17,964	25,442
*	Fiserv Inc.	461,759	24,907
	TechnipFMC plc	346,609	24,838
*	Twilio Inc. Class A	125,410	24,750
	Dover Corp.	119,359	24,423
	Xylem Inc.	208,507	24,389
	LPL Financial Holdings Inc.	68,713	24,304
	Edison International	331,219	24,302
	Ameren Corp.	221,075	24,232
	Regions Financial Corp.	780,142	24,145
	Dollar General Corp.	189,703	24,102
*	Live Nation Entertainment Inc.	137,410	23,927
	Credicorp Ltd.	59,706	23,917
	Otis Worldwide Corp.	329,808	23,730
	Qnity Electronics Inc.	180,693	23,703
	DTE Energy Co.	166,985	23,690
	Williams-Sonoma Inc.	102,669	23,476
	NRG Energy Inc.	174,481	23,431
	Halliburton Co.	726,180	23,419
	Curtiss-Wright Corp.	32,281	23,371
	AvalonBay Communities Inc.	125,760	23,342
*	Alnylam Pharmaceuticals Inc.	112,976	23,219
	Atmos Energy Corp.	133,931	23,141
	Eversource Energy	323,183	23,137
	Cognizant Technology Solutions Corp. Class A	415,339	22,989
	Cincinnati Financial Corp.	129,245	22,964
	Synchrony Financial	301,175	22,826
	PPL Corp.	645,916	22,743
	American Water Works Co. Inc.	169,365	22,724
	CenterPoint Energy Inc.	539,012	22,660
	VICI Properties Inc. (XNYS)	859,863	22,657
	Quest Diagnostics Inc.	97,016	22,606
	Equity Residential	340,005	22,593
*	MongoDB Inc.	66,606	22,478
	Labcorp Holdings Inc.	72,528	22,426
	Verisk Analytics Inc.	114,419	22,295
	Hershey Co.	127,101	22,249
*	Zoom Communications Inc.	230,523	22,146
*	Copart Inc.	758,594	22,090
	FirstEnergy Corp.	456,562	22,057
	Hubbell Inc.	46,550	21,997
*	ATI Inc.	116,458	21,829
*	Fair Isaac Corp.	19,340	21,718

		Shares	Market Value ($000)
	PPG Industries Inc.	195,949	21,656
	Principal Financial Group Inc.	189,760	21,576
	HP Inc.	788,216	21,495
	Carpenter Technology Corp.	41,360	21,493
	nVent Electric plc	139,490	21,458
	PulteGroup Inc.	168,838	21,353
*	Corpay Inc.	55,582	21,238
	Ares Management Corp. Class A	165,401	21,186
*	CoreWeave Inc. Class A	295,016	21,173
	Church & Dwight Co. Inc.	213,656	21,111
	AerCap Holdings NV	139,892	21,110
	Smurfit Westrock plc	451,442	20,753
	West Pharmaceutical Services Inc.	60,797	20,729
	T Rowe Price Group Inc.	185,266	20,703
*	Everpure Inc. Class A	268,180	20,695
*	Okta Inc.	145,058	20,588
	VeriSign Inc.	70,574	20,468
	Darden Restaurants Inc.	99,868	20,331
*	Dollar Tree Inc.	159,807	20,329
	Fidelity National Information Services Inc.	453,646	20,310
*	Burlington Stores Inc.	54,807	20,195
	Royalty Pharma plc Class A	345,572	20,192
	Texas Pacific Land Corp.	49,770	20,036
*	F5 Inc.	49,558	19,951
	Veralto Corp.	211,113	19,881
*	XPO Inc.	98,535	19,803
	Expeditors International of Washington Inc.	117,250	19,685
*	Ulta Beauty Inc.	38,208	19,594
	Omnicom Group Inc.	248,390	19,548
*	US Foods Holding Corp.	194,183	19,533
	STERIS plc	85,491	19,526
	Kraft Heinz Co.	752,214	19,445
	KeyCorp	858,096	19,384
	NiSource Inc.	435,559	19,352
	Snap-on Inc.	47,084	19,324
	Packaging Corp. of America	78,284	19,245
*	Liberty Media Corp.-Liberty Formula One Class C	195,722	19,206
*	Roblox Corp. Class A	538,753	19,180
*	Markel Group Inc.	10,166	19,136
*	Tenet Healthcare Corp.	74,339	18,940
	CMS Energy Corp.	259,579	18,687
	Dow Inc.	616,586	18,676
*	United Therapeutics Corp.	36,070	18,674
	International Paper Co.	456,949	18,657
	Woodward Inc.	51,568	18,603
	Expand Energy Corp.	197,095	18,533
*	First Solar Inc.	87,071	18,375
	Amcor plc	406,656	18,251
	JB Hunt Transport Services Inc.	66,874	18,173
	Evergy Inc.	218,604	18,146
	Reliance Inc.	44,668	18,140
	Brown & Brown Inc.	256,111	18,030
	Equifax Inc.	104,232	17,993
*	Insmed Inc.	182,488	17,993
	FTAI Aviation Ltd.	86,899	17,901
	Estee Lauder Cos. Inc. Class A	212,939	17,866
	Viatris Inc.	1,016,347	17,847
	International Flavors & Fragrances Inc.	224,875	17,815
*	Coupang Inc.	1,082,829	17,704
*	SoFi Technologies Inc.	1,082,974	17,663
*	Guardant Health Inc.	107,900	17,479
*	Incyte Corp.	145,753	17,420
	MKS Inc.	58,562	17,419
*	Affirm Holdings Inc.	241,402	17,263
	TD SYNNEX Corp.	67,196	17,182
*	Moderna Inc.	312,213	17,116
	General Mills Inc.	476,883	17,049
	Essex Property Trust Inc.	59,739	16,974
	SBA Communications Corp.	92,861	16,806
	CF Industries Holdings Inc.	132,577	16,597

		Shares	Market Value ($000)
	HEICO Corp. Class A	64,391	16,567
	Invitation Homes Inc.	556,979	16,553
	DuPont de Nemours Inc.	120,668	16,532
*	Roku Inc.	113,643	16,479
	CDW Corp.	111,363	16,461
	East West Bancorp Inc.	124,972	16,371
	Weyerhaeuser Co.	651,999	16,320
	Broadridge Financial Solutions Inc.	105,776	16,284
	Zimmer Biomet Holdings Inc.	171,864	16,143
	Fortive Corp.	272,400	16,129
	Kimco Realty Corp.	628,606	16,017
*	Reddit Inc. Class A	113,491	15,965
	ITT Inc.	81,381	15,949
	IDEX Corp.	68,887	15,875
	Ovintiv Inc. (XNYS)	252,494	15,771
	Entegris Inc.	132,115	15,728
	Constellation Brands Inc. Class A	120,685	15,717
	Host Hotels & Resorts Inc.	624,818	15,702
*	Viking Holdings Ltd.	150,429	15,697
	First Citizens BancShares Inc. Class A	7,175	15,689
	Genuine Parts Co.	126,073	15,680
	Ball Corp.	240,310	15,596
	Lennar Corp. Class A	187,947	15,477
	Loews Corp.	132,790	15,405
*	RBC Bearings Inc.	27,912	15,388
*	Performance Food Group Co.	134,302	15,363
*	Sterling Infrastructure Inc.	25,720	15,349
	Alliant Energy Corp.	216,210	15,303
	Global Payments Inc. (XNYS)	181,154	15,231
	CH Robinson Worldwide Inc.	102,774	15,183
	SS&C Technologies Holdings Inc.	196,663	15,153
*	NVR Inc.	2,451	15,066
	Best Buy Co. Inc.	173,313	14,950
	Royal Gold Inc.	75,099	14,896
*	PTC Inc.	108,448	14,879
*	Atlassian Corp. Ltd. Class A	146,685	14,817
	Mid-America Apartment Communities Inc.	111,832	14,800
*	Lattice Semiconductor Corp.	118,419	14,716
	Pinnacle Financial Partners Inc.	139,050	14,632
*	Medline Inc. Class A	372,082	14,615
*	MACOM Technology Solutions Holdings Inc.	57,968	14,575
*	Jones Lang LaSalle Inc.	41,024	14,565
*	Neurocrine Biosciences Inc.	87,224	14,549
	Sun Communities Inc.	116,923	14,438
	WESCO International Inc.	41,915	14,397
	Tractor Supply Co.	467,708	14,391
*	Akamai Technologies Inc.	124,495	14,339
	Permian Resources Corp. Class A	668,926	14,255
	W R Berkley Corp.	196,439	14,250
	Jacobs Solutions Inc.	105,166	14,190
*	MasTec Inc.	53,748	14,141
*	Roivant Sciences Ltd.	416,293	14,116
	Reinsurance Group of America Inc.	59,581	14,112
	Nordson Corp.	47,377	14,108
	Tyson Foods Inc. Class A	241,489	13,997
	Healthpeak Properties Inc.	638,639	13,941
*	Clean Harbors Inc.	44,345	13,875
	LyondellBasell Industries NV Class A	222,878	13,836
*	Zscaler Inc.	90,999	13,759
	Southern Copper Corp.	74,852	13,676
*	API Group Corp.	342,909	13,607
*	Toast Inc. Class A	420,990	13,585
	TransUnion	171,816	13,508
	BWX Technologies Inc.	80,052	13,505
*	Super Micro Computer Inc. (XNGS)	474,904	13,487
	Gen Digital Inc. (XNGS)	489,967	13,450
	Masco Corp.	187,365	13,393
*	Fabrinet	30,723	13,377
	Omega Healthcare Investors Inc.	263,983	13,365
	HEICO Corp.	37,441	13,342

		Shares	Market Value ($000)
	Fox Corp. Class B	255,563	13,274
	Carlisle Cos. Inc.	36,755	13,229
	Coeur Mining Inc.	884,311	13,185
	Textron Inc.	154,205	13,148
	Stanley Black & Decker Inc.	138,694	13,118
*	Nutanix Inc. Class A	221,444	13,067
	Everest Group Ltd.	34,905	13,060
*	Fedex Freight Holding Co. Inc.	92,902	13,056
*	Talen Energy Corp.	39,001	13,030
	Lincoln Electric Holdings Inc.	49,841	13,024
	Delta Air Lines Inc.	148,674	13,000
*	Cooper Cos. Inc.	178,143	12,883
	WP Carey Inc.	174,920	12,874
	Leidos Holdings Inc.	111,296	12,866
	Toll Brothers Inc.	88,036	12,844
*	Flutter Entertainment plc	122,915	12,841
*,1	AST SpaceMobile Inc.	217,395	12,822
	Avery Dennison Corp.	75,435	12,804
*	Jazz Pharmaceuticals plc	50,598	12,794
	Mueller Industries Inc.	192,227	12,766
	DT Midstream Inc.	91,748	12,661
	Allegion plc	80,269	12,634
*	Zebra Technologies Corp. Class A	42,992	12,632
	Ralph Lauren Corp.	32,767	12,463
	Aramark	218,633	12,456
	RPM International Inc.	115,569	12,374
	Unum Group	143,548	12,361
	Hasbro Inc.	131,270	12,332
	Equitable Holdings Inc.	257,464	12,268
*	Trimble Inc.	216,652	12,258
	Bunge Global SA	115,238	12,242
	Crown Holdings Inc.	103,574	12,206
	Globe Life Inc.	66,452	12,111
	RenaissanceRe Holdings Ltd.	37,691	12,060
	Albemarle Corp.	101,874	11,984
	Assurant Inc.	42,861	11,966
	Regal Rexnord Corp.	58,220	11,948
	Annaly Capital Management Inc.	525,527	11,940
*	Dynatrace Inc.	268,904	11,918
	Lamar Advertising Co. Class A	74,500	11,917
	Somnigroup International Inc.	182,389	11,915
*,1	IonQ Inc.	326,582	11,901
*	Deckers Outdoor Corp.	122,747	11,892
*	Tyler Technologies Inc.	38,392	11,886
	Fidelity National Financial Inc.	228,693	11,798
	Lennox International Inc.	28,154	11,709
	Webster Financial Corp.	151,472	11,697
*	Exelixis Inc.	220,443	11,690
	Texas Roadhouse Inc.	56,819	11,673
	Las Vegas Sands Corp.	237,768	11,624
	Revvity Inc.	103,295	11,623
	BorgWarner Inc. (XNYS)	182,291	11,619
*	Elanco Animal Health Inc. (XNYS)	440,443	11,614
	McCormick & Co. Inc.	227,836	11,597
	APA Corp.	310,265	11,579
*	Rivian Automotive Inc. Class A	757,213	11,525
*	BJ's Wholesale Club Holdings Inc.	117,133	11,453
	Huntington Ingalls Industries Inc.	35,069	11,448
	HF Sinclair Corp.	125,087	11,442
	Ally Financial Inc.	263,415	11,414
*	Bridgebio Pharma Inc.	140,817	11,278
*	Nextpower Inc. Class A	125,466	11,276
	J M Smucker Co.	94,098	11,222
	Applied Industrial Technologies Inc.	32,435	11,197
	UDR Inc.	292,689	11,169
*	SharkNinja Inc.	68,657	11,107
	Dick's Sporting Goods Inc.	56,506	11,070
*	Onto Innovation Inc.	42,636	11,025
	Donaldson Co. Inc.	116,922	11,019
	Baxter International Inc.	421,008	11,014

		Shares	Market Value ($000)
*	Guidewire Software Inc.	72,407	11,002
	Equity LifeStyle Properties Inc.	168,122	10,940
*	Medpace Holdings Inc.	18,916	10,917
	Wintrust Financial Corp.	68,418	10,915
*	QXO Inc.	819,618	10,901
	Gaming & Leisure Properties Inc.	242,936	10,881
	Popular Inc.	61,663	10,804
*	Rocket Cos. Inc. Class A	826,435	10,661
	Regency Centers Corp.	132,071	10,604
	New York Times Co. Class A	141,507	10,597
*	BioMarin Pharmaceutical Inc.	176,134	10,572
	Evercore Inc. Class A	32,946	10,561
*	Samsara Inc. Class A	283,344	10,560
	Clorox Co.	110,411	10,548
*	Aptiv plc	186,032	10,505
*	Pinterest Inc. Class A	436,673	10,485
	Federal Realty Investment Trust	84,484	10,484
	Carlyle Group Inc.	227,481	10,469
	EastGroup Properties Inc.	49,810	10,411
	First Horizon Corp.	405,349	10,393
	Alcoa Corp.	226,839	10,267
*	CoStar Group Inc.	356,811	10,262
*	ICON plc	62,681	10,252
*	Solventum Corp.	119,942	10,248
*	SiTime Corp.	19,087	10,215
	Stifel Financial Corp.	122,757	10,178
	Jack Henry & Associates Inc.	65,899	10,151
*,1	IREN Ltd.	275,312	10,131
*	Lululemon Athletica Inc.	85,196	10,127
*	Five Below Inc.	46,606	10,120
	UMB Financial Corp.	69,406	10,115
*	Align Technology Inc.	59,736	10,105
*	TTM Technologies Inc.	87,494	10,100
*	Dycom Industries Inc.	25,120	10,075
	Southstate Bank Corp.	95,532	10,039
*	Generac Holdings Inc.	50,633	9,980
*	HubSpot Inc.	41,974	9,963
	Pentair plc	151,816	9,935
*	Insulet Corp.	59,978	9,917
	TKO Group Holdings Inc.	54,333	9,878
*	Penumbra Inc.	30,658	9,847
*	EchoStar Corp. Class A	116,881	9,829
*	SPX Technologies Inc.	44,564	9,787
	Pinnacle West Capital Corp.	96,396	9,735
*	DraftKings Inc. Class A	414,227	9,726
	Graco Inc.	121,727	9,663
	Watsco Inc.	31,199	9,650
*	Charter Communications Inc. Class A	66,399	9,627
	Advanced Energy Industries Inc.	33,123	9,590
*	GoDaddy Inc. Class A	114,999	9,515
*	Circle Internet Group Inc.	151,804	9,504
*	Unity Software Inc.	298,537	9,467
*	Arrow Electronics Inc.	43,685	9,461
	Rollins Inc.	249,094	9,458
*	Arrowhead Pharmaceuticals Inc.	111,719	9,457
	Knight-Swift Transportation Holdings Inc.	136,006	9,456
	Owens Corning	68,023	9,448
	Littelfuse Inc.	21,292	9,414
*	Charles River Laboratories International Inc.	40,406	9,395
	Tradeweb Markets Inc. Class A	93,470	9,394
*	Semtech Corp.	79,688	9,389
	Service Corp. International	108,610	9,361
*	CACI International Inc. Class A	18,794	9,355
	Bio-Techne Corp.	129,171	9,312
	BXP Inc.	132,453	9,288
*	Manhattan Associates Inc.	48,504	9,282
*	Rubrik Inc. Class A	128,111	9,270
	CubeSmart	222,573	9,228
	Cognex Corp.	141,187	9,211
	Essential Utilities Inc.	230,365	9,180

		Shares	Market Value ($000)
	Moog Inc. Class A	23,480	9,154
	Ryder System Inc.	35,533	9,111
*	Antero Resources Corp.	251,320	9,083
	Coca-Cola Consolidated Inc.	48,178	9,053
*	Corcept Therapeutics Inc.	78,985	9,043
*	Hut 8 Corp.	83,775	9,017
*	Modine Manufacturing Co.	44,666	8,981
	AGNC Investment Corp.	840,387	8,959
	Brixmor Property Group Inc.	282,198	8,892
	American Homes 4 Rent Class A	265,050	8,858
	Primerica Inc.	27,581	8,825
	Encompass Health Corp.	78,793	8,752
*	Check Point Software Technologies Ltd.	68,811	8,748
	Camden Property Trust	78,823	8,734
	Crane Co.	40,916	8,734
*	Docusign Inc.	159,136	8,725
	American Healthcare REIT Inc.	156,285	8,689
*	Grab Holdings Ltd. Class A	2,476,057	8,666
	Domino's Pizza Inc.	24,824	8,625
*	Gartner Inc.	56,783	8,575
	AES Corp.	577,999	8,485
*	Rambus Inc.	92,850	8,452
	Acuity Inc.	25,709	8,443
	Range Resources Corp.	207,883	8,344
	Rexford Industrial Realty Inc.	220,813	8,340
	Solstice Advanced Materials Inc.	138,512	8,334
	SEI Investments Co.	80,818	8,323
	Murphy USA Inc.	13,680	8,314
*	Molina Healthcare Inc.	42,471	8,308
	Voya Financial Inc.	83,132	8,266
*	Sanmina Corp.	44,517	8,261
	AECOM	114,047	8,256
	Invesco Ltd.	278,111	8,232
*	Cytokinetics Inc.	106,638	8,225
	BitMine Immersion Technologies Inc.	469,014	8,105
	Old National Bancorp	303,854	8,095
*	DigitalOcean Holdings Inc.	68,814	8,086
	Advanced Drainage Systems Inc.	58,223	8,063
	Ensign Group Inc.	45,246	8,061
	Affiliated Managers Group Inc.	21,936	8,045
*	United Airlines Holdings Inc.	66,194	8,031
	Autoliv Inc.	64,866	7,990
	AptarGroup Inc.	59,500	7,971
	FactSet Research Systems Inc.	30,189	7,946
*	Halozyme Therapeutics Inc.	96,181	7,939
*	Viasat Inc.	102,729	7,903
	American Financial Group Inc.	55,646	7,886
	Zions Bancorp NA	112,793	7,862
*	Saia Inc.	22,569	7,846
	Flowserve Corp.	103,119	7,836
*	Darling Ingredients Inc.	128,637	7,801
*	BrightSpring Health Services Inc.	130,458	7,790
*	Axsome Therapeutics Inc.	35,579	7,756
*	Ionis Pharmaceuticals Inc.	149,731	7,752
*	Glaukos Corp.	46,464	7,746
	Columbia Banking System Inc.	247,491	7,739
	United Bankshares Inc.	159,328	7,719
	Skyworks Solutions Inc.	123,862	7,714
	Valmont Industries Inc.	15,905	7,661
	Match Group Inc.	193,477	7,625
	Alexandria Real Estate Equities Inc.	147,436	7,586
	Hecla Mining Co.	535,928	7,567
	Allison Transmission Holdings Inc.	66,046	7,565
	FNB Corp.	399,962	7,559
	CareTrust REIT Inc.	179,471	7,527
	Old Republic International Corp.	173,828	7,511
	Millicom International Cellular SA	78,519	7,497
*	Brinker International Inc.	35,049	7,490
	Timken Co.	53,828	7,404
	Lithia Motors Inc.	19,193	7,397

		Shares	Market Value ($000)
	OGE Energy Corp.	156,037	7,388
*	Avantor Inc.	534,809	7,370
*	GameStop Corp. Class A	338,726	7,357
	CNH Industrial NV	717,563	7,355
*	Viavi Solutions Inc.	198,212	7,324
*	Wayfair Inc. Class A	86,146	7,314
*	Core & Main Inc. Class A	164,471	7,232
	Franklin Resources Inc.	213,437	7,227
	Prosperity Bancshares Inc.	96,059	7,192
	Home BancShares Inc.	231,139	7,181
*	Krystal Biotech Inc.	20,956	7,149
	Oshkosh Corp.	50,067	7,130
*	Crinetics Pharmaceuticals Inc.	85,352	7,129
*	MGM Resorts International	159,804	7,122
	Chord Energy Corp.	50,712	7,119
*	Kratos Defense & Security Solutions Inc.	152,746	7,118
	Element Solutions Inc.	193,624	7,112
	News Corp. Class A	257,774	7,104
	Western Alliance Bancorp	87,844	7,071
*	Globus Medical Inc. Class A	89,702	7,068
	STAG Industrial Inc.	184,375	7,054
	Agree Realty Corp.	90,559	7,045
*	JFrog Ltd.	88,124	7,031
	Eastman Chemical Co.	100,487	7,029
*	Henry Schein Inc.	81,658	7,002
	Cullen / Frost Bankers Inc.	41,989	6,984
	Toro Co.	76,005	6,983
	Universal Health Services Inc. Class B	41,234	6,945
*	Norwegian Cruise Line Holdings Ltd.	374,020	6,931
*	Madrigal Pharmaceuticals Inc.	14,791	6,912
	Tetra Tech Inc.	207,949	6,896
	IDACORP Inc.	48,195	6,888
*	Sprouts Farmers Market Inc.	78,859	6,873
*	FormFactor Inc.	64,562	6,856
	Watts Water Technologies Inc. Class A	19,823	6,855
	Booz Allen Hamilton Holding Corp.	98,207	6,847
*	On Holding AG Class A	187,132	6,782
	Jefferies Financial Group Inc.	124,044	6,773
	FirstCash Holdings Inc.	33,117	6,756
*	DaVita Inc.	28,136	6,755
*	HealthEquity Inc.	67,059	6,747
*	Protagonist Therapeutics Inc.	49,344	6,742
	First Industrial Realty Trust Inc.	101,752	6,699
	Corebridge Financial Inc.	214,518	6,691
	Phillips Edison & Co. Inc.	157,097	6,675
*	CarMax Inc.	116,522	6,672
	NNN REIT Inc.	139,958	6,651
	Viper Energy Inc. Class A	148,553	6,627
	NOV Inc.	340,632	6,618
	ESCO Technologies Inc.	20,978	6,614
*	StoneX Group Inc.	86,238	6,603
*	Compass Inc. Class A	579,738	6,603
*	Alkermes plc	134,344	6,582
	Fulton Financial Corp.	270,070	6,571
*	Dutch Bros Inc. Class A	98,314	6,472
	InterDigital Inc.	21,108	6,434
	Ryman Hospitality Properties Inc.	48,122	6,432
*	Aurora Innovation Inc.	993,306	6,407
	SM Energy Co.	195,684	6,364
*	Trade Desk Inc. Class A	351,227	6,336
*	Praxis Precision Medicines Inc.	20,537	6,322
*	Etsy Inc.	77,178	6,304
*	Qorvo Inc.	69,477	6,293
	Kinsale Capital Group Inc.	17,422	6,210
	Lincoln National Corp.	135,787	6,193
	UGI Corp.	171,275	6,186
	Hexcel Corp.	59,906	6,167
*	Axalta Coating Systems Ltd.	171,671	6,148
	Hancock Whitney Corp.	79,730	6,139
	National Fuel Gas Co.	74,569	6,138

		Shares	Market Value ($000)
*	Cipher Digital Inc.	275,009	6,138
*	TG Therapeutics Inc.	117,931	6,136
*	Repligen Corp.	43,509	6,135
	Jackson Financial Inc. Class A	50,086	6,125
	Simpson Manufacturing Co. Inc.	32,554	6,112
	Wynn Resorts Ltd.	61,363	6,094
*	Oscar Health Inc. Class A	194,738	6,080
*	Fluor Corp.	120,739	6,057
	Hanover Insurance Group Inc.	25,951	6,037
	Paycom Software Inc.	36,545	5,992
	Commercial Metals Co.	86,583	5,950
	Federal Signal Corp.	47,606	5,948
	Ralliant Corp.	90,524	5,918
*	Riot Platforms Inc.	291,724	5,884
	Axis Capital Holdings Ltd.	55,659	5,862
*	Maplebear Inc.	131,373	5,859
	Chemed Corp.	11,003	5,856
*	Silicon Laboratories Inc.	26,892	5,849
	First American Financial Corp.	77,857	5,838
	Hormel Foods Corp.	233,123	5,830
	Newmont Corp. GDR	60,975	5,812
*,1	Applied Digital Corp.	211,737	5,799
	UL Solutions Inc. Class A	63,150	5,787
	Terreno Realty Corp.	80,640	5,778
*	Builders FirstSource Inc.	86,909	5,774
	EnerSys	31,013	5,770
	Lamb Weston Holdings Inc.	109,656	5,762
	Avnet Inc.	64,619	5,741
	Macerich Co.	221,864	5,733
	XP Inc. Class A	335,556	5,725
	JBT Marel Corp.	41,303	5,719
	PBF Energy Inc. Class A	79,129	5,719
	Terex Corp.	90,916	5,713
	Mosaic Co.	258,089	5,709
	Bruker Corp.	90,819	5,707
	News Corp. Class B	182,073	5,693
	Vornado Realty Trust	144,524	5,693
*	Vaxcyte Inc.	105,104	5,684
	OneMain Holdings Inc.	90,424	5,659
	City Holding Co.	38,795	5,630
	First Hawaiian Inc.	202,482	5,627
	Antero Midstream Corp.	255,562	5,615
	Hyatt Hotels Corp. Class A	32,240	5,612
	Blue Owl Capital Inc.	542,961	5,592
*	Gates Industrial Corp. Ltd.	198,882	5,565
*	Kirby Corp.	42,385	5,558
*	Procore Technologies Inc.	101,403	5,554
	Portland General Electric Co.	112,452	5,547
	Zurn Elkay Water Solutions Corp. Class C	109,605	5,536
	Healthcare Realty Trust Inc.	261,620	5,497
	Associated Banc-Corp.	177,039	5,467
*	D-Wave Quantum Inc.	302,303	5,466
	Commerce Bancshares Inc.	92,165	5,463
	Sensata Technologies Holding plc	117,804	5,453
	Simmons First National Corp. Class A	230,981	5,449
*	Life Time Group Holdings Inc.	120,692	5,443
*	Cirrus Logic Inc.	41,898	5,420
*	Plexus Corp.	21,547	5,416
	Eagle Materials Inc.	26,418	5,414
	Landstar System Inc.	30,971	5,413
	Conagra Brands Inc.	372,075	5,399
	Arcosa Inc.	37,150	5,394
*	Cava Group Inc.	82,692	5,394
*	Cleveland-Cliffs Inc.	467,477	5,385
	Valley National Bancorp	376,121	5,375
*	Zillow Group Inc. Class C	157,333	5,359
	Armstrong World Industries Inc.	30,662	5,355
	CNO Financial Group Inc.	97,099	5,349
	Macy's Inc.	215,047	5,337
*	StandardAero Inc.	181,820	5,329

		Shares	Market Value ($000)
*	IES Holdings Inc.	7,156	5,328
	MSA Safety Inc.	28,000	5,328
*	Amer Sports Inc.	149,442	5,307
	Lear Corp.	40,607	5,305
*	Terawulf Inc.	299,873	5,296
	Enpro Inc.	16,849	5,289
*	Lantheus Holdings Inc.	52,893	5,270
	Pool Corp.	28,341	5,263
*	Core Scientific Inc.	253,640	5,255
*	Crocs Inc.	40,851	5,229
*	Cogent Biosciences Inc.	133,924	5,214
	GLOBALFOUNDRIES Inc.	104,011	5,200
	Rayonier Inc.	237,931	5,182
*	WEX Inc.	27,706	5,180
	Essential Properties Realty Trust Inc.	165,142	5,167
*	Everus Construction Group Inc.	41,162	5,163
	Amkor Technology Inc.	103,177	5,145
	Houlihan Lokey Inc.	40,893	5,132
*	Kymera Therapeutics Inc.	49,584	5,127
	Sonoco Products Co.	89,991	5,072
	Avista Corp.	125,239	5,066
*	Victoria's Secret & Co.	57,098	5,063
*	Mobility Global Inc.	248,083	5,056
	Southwest Gas Holdings Inc.	56,242	5,028
*	Floor & Decor Holdings Inc. Class A	87,242	5,023
*	Lumen Technologies Inc.	787,317	5,023
	AAON Inc.	56,246	5,009
	MGIC Investment Corp.	166,083	4,989
	Weatherford International plc	56,816	4,988
	Glacier Bancorp Inc.	100,882	4,972
	Magnolia Oil & Gas Corp. Class A	192,562	4,951
*	Caesars Entertainment Inc.	166,368	4,949
	Teleflex Inc.	36,004	4,922
	AGCO Corp.	48,170	4,921
*	MP Materials Corp.	118,865	4,917
*	Madison Square Garden Sports Corp.	12,488	4,916
*	Middleby Corp.	36,713	4,904
*	Chime Financial Inc. Class A	213,254	4,903
*	Lyft Inc. Class A	308,842	4,898
	Molson Coors Beverage Co. Class B	117,792	4,895
	TPG Inc.	111,960	4,888
	American States Water Co.	57,033	4,884
*	Xenon Pharmaceuticals Inc.	77,770	4,874
*	Hims & Hers Health Inc.	175,475	4,873
*	Elastic NV	73,634	4,844
	A O Smith Corp.	80,312	4,829
*	SentinelOne Inc. Class A	253,368	4,829
	Northwestern Energy Group Inc.	69,972	4,810
	Archrock Inc.	133,937	4,790
*	Planet Labs PBC	231,433	4,740
	MarketAxess Holdings Inc.	29,107	4,724
*	AeroVironment Inc.	31,616	4,722
*	Bio-Rad Laboratories Inc. Class A	14,490	4,716
*	Mohawk Industries Inc.	38,255	4,709
*	MaxLinear Inc.	70,241	4,693
*	Dropbox Inc. Class A	144,114	4,692
	GATX Corp.	26,230	4,692
*	ACI Worldwide Inc.	81,711	4,684
	Southwest Airlines Co.	103,895	4,672
*	GXO Logistics Inc.	92,521	4,641
*	Ligand Pharmaceuticals Inc.	16,031	4,610
*	Casella Waste Systems Inc. Class A	51,378	4,609
*	Paylocity Holding Corp.	33,422	4,609
	Fortune Brands Innovations Inc.	93,084	4,585
	Matador Resources Co.	91,567	4,568
*	Twist Bioscience Corp.	49,865	4,565
	Brunswick Corp.	57,656	4,555
	Ingredion Inc.	45,678	4,543
*	Oklo Inc.	116,846	4,537
	United Community Banks Inc.	127,971	4,535

		Shares	Market Value ($000)
*	10X Genomics Inc. Class A	95,770	4,527
*	PTC Therapeutics Inc.	66,405	4,516
	LKQ Corp.	200,893	4,510
	Kite Realty Group Trust	156,917	4,491
	Primo Brands Corp.	197,453	4,482
	Sirius XM Holdings Inc.	151,076	4,475
*	EPAM Systems Inc.	42,245	4,459
*	AutoNation Inc.	20,985	4,457
	Bentley Systems Inc. Class B	124,927	4,427
	Atlantic Union Bankshares Corp.	103,964	4,411
*	Mercury Systems Inc.	45,306	4,399
*	Chewy Inc. Class A	194,417	4,394
*	AAR Corp.	31,362	4,392
	H&R Block Inc.	99,444	4,379
	Black Hills Corp.	61,430	4,374
	Genpact Ltd.	123,905	4,358
	Churchill Downs Inc.	51,540	4,345
	New Jersey Resources Corp.	75,020	4,343
	Selective Insurance Group Inc.	45,818	4,343
*	ServiceTitan Inc. Class A	52,224	4,338
	TXNM Energy Inc.	74,809	4,333
	Essent Group Ltd.	65,569	4,325
*	Allegro MicroSystems Inc.	103,972	4,315
	Murphy Oil Corp.	108,403	4,308
*	Rhythm Pharmaceuticals Inc.	43,280	4,296
*	Duolingo Inc.	31,703	4,274
*	Commvault Systems Inc.	36,254	4,271
	Amdocs Ltd.	76,656	4,271
*	Transocean Ltd. (XNYS)	800,757	4,260
*	Scholar Rock Holding Corp.	89,618	4,238
	Clear Secure Inc. Class A	76,621	4,233
*	Vicor Corp.	20,403	4,231
	MSC Industrial Direct Co. Inc. Class A	34,280	4,230
	Science Applications International Corp.	36,092	4,227
*	UiPath Inc. Class A	329,801	4,208
	Nexstar Media Group Inc.	22,063	4,204
	Rithm Capital Corp.	424,996	4,199
	Installed Building Products Inc.	18,824	4,197
	Wyndham Hotels & Resorts Inc.	55,989	4,191
	Noble Corp. plc	98,816	4,190
	Sensient Technologies Corp.	33,850	4,186
	Balchem Corp.	24,915	4,175
*	Novanta Inc.	29,247	4,169
	Vail Resorts Inc.	27,885	4,165
*	Axos Financial Inc.	41,027	4,161
	Granite Construction Inc.	34,356	4,156
	Versant Media Group Inc.	115,262	4,148
	JBS NV Class A	295,617	4,145
	Celanese Corp.	92,654	4,143
*	Frontdoor Inc.	56,951	4,136
	Sabra Health Care REIT Inc.	194,957	4,127
	VF Corp.	287,290	4,114
	Herc Holdings Inc.	27,338	4,105
*	Qualys Inc.	28,337	4,102
*	Celsius Holdings Inc.	140,255	4,097
*	Rigetti Computing Inc.	272,785	4,078
	Piper Sandler Cos.	53,553	4,059
	CSW Industrials Inc.	12,722	4,057
	Radian Group Inc.	104,057	4,057
	NewMarket Corp.	4,756	4,043
	Outfront Media Inc.	126,272	4,024
*	Sotera Health Co.	224,848	4,016
*	Gitlab Inc. Class A	116,165	4,009
	SLM Corp.	153,962	4,002
	Cousins Properties Inc.	126,789	4,000
	Ormat Technologies Inc. (XNYS)	40,848	3,986
	Ameris Bancorp	45,650	3,981
*	Valvoline Inc.	103,405	3,972
*	e.l.f. Beauty Inc.	47,844	3,966
*	Zeta Global Holdings Corp. Class A	182,883	3,950

		Shares	Market Value ($000)
	Moelis & Co. Class A	58,757	3,941
*	Liberty Live Holdings Inc. Class C	39,932	3,937
*	Enphase Energy Inc.	104,326	3,916
	PriceSmart Inc.	20,170	3,911
	Esab Corp.	45,161	3,908
*	Tempus AI Inc. Class A	88,617	3,888
	White Mountains Insurance Group Ltd.	1,853	3,887
	Vishay Intertechnology Inc.	113,516	3,885
*	Construction Partners Inc. Class A	37,576	3,883
*	Valaris Ltd.	48,893	3,872
*	Indivior Pharmaceuticals Inc.	96,380	3,856
	Belden Inc.	30,995	3,845
	U-Haul Holding Co.	61,418	3,844
*	Uranium Energy Corp.	398,870	3,829
	HA Sustainable Infrastructure Capital Inc.	100,216	3,795
	Starwood Property Trust Inc.	237,453	3,794
	Virtu Financial Inc. Class A	64,493	3,788
*	Mattel Inc.	250,271	3,777
*	Varonis Systems Inc.	94,524	3,776
	Rush Enterprises Inc. Class A	47,292	3,773
	Bread Financial Holdings Inc.	34,796	3,760
	Ryan Specialty Holdings Inc.	85,131	3,759
*	Laureate Education Inc.	98,042	3,756
	Kontoor Brands Inc.	44,615	3,736
*	Resideo Technologies Inc.	108,712	3,729
	Gentex Corp.	159,565	3,727
*	Boot Barn Holdings Inc.	24,998	3,724
*	ExlService Holdings Inc.	109,740	3,723
	Kulicke & Soffa Industries Inc.	41,743	3,723
*	Merit Medical Systems Inc.	43,777	3,721
	Primoris Services Corp.	44,030	3,717
	ServisFirst Bancshares Inc.	41,446	3,709
	Cheesecake Factory Inc.	36,563	3,708
*	Urban Outfitters Inc.	49,924	3,703
*	CNX Resources Corp.	103,404	3,702
*	Trex Co. Inc.	85,302	3,699
	Louisiana-Pacific Corp.	50,998	3,694
*	MakeMyTrip Ltd.	64,751	3,688
*	Oceaneering International Inc.	75,302	3,673
	Bank OZK	71,516	3,669
	RLI Corp.	59,845	3,665
	Gap Inc.	182,374	3,664
	KBR Inc.	99,919	3,658
	ONE Gas Inc.	47,027	3,652
	Iridium Communications Inc.	76,877	3,639
	Northwest Bancshares Inc.	231,036	3,637
	Kilroy Realty Corp.	93,673	3,636
	Golar LNG Ltd.	73,871	3,631
*	CRISPR Therapeutics AG	75,392	3,618
	UFP Industries Inc.	41,583	3,607
	ADT Inc.	471,771	3,604
*	RadNet Inc.	56,478	3,602
	Meritage Homes Corp.	51,298	3,601
*	FTI Consulting Inc.	22,585	3,600
*	Planet Fitness Inc. Class A	64,205	3,590
	Eastern Bankshares Inc.	156,141	3,585
*	Envista Holdings Corp.	131,226	3,584
*	Impinj Inc.	23,675	3,583
	Vontier Corp.	111,316	3,577
	Tanger Inc.	87,455	3,556
*	MARA Holdings Inc.	313,187	3,545
*	Globalstar Inc.	42,400	3,535
*	Box Inc. Class A	111,953	3,532
*	Global-e Online Ltd.	89,801	3,530
	Cactus Inc. Class A	54,158	3,521
	Materion Corp.	16,699	3,521
	Cabot Corp.	39,967	3,518
	EPR Properties	56,636	3,515
*	LivaNova plc	43,739	3,505
	WillScot Holdings Corp.	143,848	3,493

		Shares	Market Value ($000)
	Brink's Co.	29,472	3,491
*	Ollie's Bargain Outlet Holdings Inc.	47,372	3,480
*	Tenable Holdings Inc.	106,624	3,480
*	Champion Homes Inc.	43,582	3,470
*	Remitly Global Inc.	152,398	3,470
*	Cavco Industries Inc.	6,322	3,458
*	Knife River Corp.	47,077	3,445
*	Abercrombie & Fitch Co. Class A	34,575	3,442
	Travel & Leisure Co.	45,271	3,441
	RingCentral Inc. Class A	61,681	3,431
	Flagstar Bank NA	240,851	3,425
*	Bright Horizons Family Solutions Inc.	45,743	3,410
	Boyd Gaming Corp.	40,038	3,406
*	Itron Inc.	34,128	3,401
	Campbell's Co.	154,274	3,391
*	Synaptics Inc.	31,554	3,386
*	Asbury Automotive Group Inc.	14,564	3,374
	Warrior Met Coal Inc.	42,375	3,365
	Delek US Holdings Inc.	49,373	3,351
	AZZ Inc.	23,068	3,338
*	SiteOne Landscape Supply Inc.	35,198	3,324
	Albertsons Cos. Inc. Class A	286,458	3,317
	Spire Inc.	41,507	3,315
	Victory Capital Holdings Inc. Class A	33,476	3,315
*	Integer Holdings Corp.	27,334	3,313
	Millrose Properties Inc.	118,385	3,312
*	Axcelis Technologies Inc.	25,365	3,307
*	Galaxy Digital Inc. Class A	157,283	3,305
	Core Natural Resources Inc.	41,312	3,298
*	GEO Group Inc.	106,421	3,287
	Americold Realty Trust Inc.	231,365	3,260
*	OPENLANE Inc.	81,756	3,251
*	ICU Medical Inc.	19,221	3,239
*	Appfolio Inc. Class A	17,961	3,236
	Texas Capital Bancshares Inc.	32,720	3,234
	Brown-Forman Corp. Class B	112,488	3,232
	BGC Group Inc. Class A	280,493	3,231
	UniFirst Corp.	11,015	3,227
*	Post Holdings Inc.	35,279	3,225
*	Haemonetics Corp.	37,682	3,223
*	Covista Inc.	25,773	3,218
	Badger Meter Inc.	23,877	3,208
	First BanCorp (XNYS)	110,779	3,205
*	Sphere Entertainment Co.	22,370	3,204
	Bath & Body Works Inc.	158,907	3,197
	MDU Resources Group Inc.	160,200	3,196
	First Financial Bankshares Inc.	90,858	3,193
	Fox Corp. Class A	54,839	3,193
	Morningstar Inc.	16,572	3,191
*	Octave Intelligence plc SDR	176,811	3,170
*	Extreme Networks Inc.	105,125	3,168
*	BILL Holdings Inc.	70,070	3,162
*	Monday.com Ltd.	35,852	3,124
	Franklin Electric Co. Inc.	29,810	3,122
	PVH Corp.	35,823	3,104
	Robert Half Inc.	81,835	3,093
*	Q2 Holdings Inc.	50,272	3,060
	SL Green Realty Corp.	57,813	3,060
	Lazard Inc.	72,013	3,052
*	IRhythm Holdings Inc.	25,964	3,042
	WSFS Financial Corp.	37,928	3,042
*	Diodes Inc.	36,616	3,014
*	Constellium SE	108,307	3,009
*	Veracyte Inc.	64,880	3,005
	PJT Partners Inc. Class A	17,824	3,000
	Cinemark Holdings Inc.	81,775	2,992
	Signet Jewelers Ltd.	32,178	2,989
	COPT Defense Properties	78,670	2,986
	Polaris Inc.	44,405	2,979
	California Resources Corp.	56,455	2,971

		Shares	Market Value ($000)
	Cal-Maine Foods Inc.	33,795	2,967
	Clearway Energy Inc. Class C	93,478	2,966
	Independence Realty Trust Inc.	176,816	2,940
	CVB Financial Corp.	131,364	2,939
*	Viking Therapeutics Inc.	92,569	2,938
*	Insight Enterprises Inc.	22,769	2,936
*	Mirion Technologies Inc.	195,662	2,931
*	Life360 Inc.	54,202	2,930
*	Figure Technology Solutions Inc. Class A	117,460	2,926
	Thor Industries Inc.	38,997	2,924
*	Tidewater Inc.	38,807	2,913
*	Liberty Broadband Corp. Class C	85,419	2,908
	Penske Automotive Group Inc.	13,373	2,906
	Broadstone Net Lease Inc.	135,645	2,904
*	Knowles Corp.	79,313	2,902
	Mueller Water Products Inc. Class A	114,658	2,894
	Wingstop Inc.	22,323	2,891
*	Dorman Products Inc.	21,641	2,882
*	Grand Canyon Education Inc.	19,820	2,881
	Kadant Inc.	9,370	2,881
	Patterson-UTI Energy Inc.	274,514	2,877
	Scorpio Tankers Inc.	36,830	2,868
	International Bancshares Corp.	37,246	2,851
*	Palomar Holdings Inc.	21,301	2,850
	Leonardo DRS Inc.	61,800	2,846
	Cathay General Bancorp	45,013	2,844
*	YETI Holdings Inc.	57,957	2,836
	Korn Ferry	34,444	2,834
	WesBanco Inc.	68,477	2,834
	Organon & Co.	208,680	2,828
*	Atlanta Braves Holdings Inc. Class C	55,605	2,826
*	OSI Systems Inc.	12,727	2,818
*	Option Care Health Inc.	122,312	2,817
*	Cleanspark Inc.	204,373	2,812
*	Genworth Financial Inc.	285,764	2,809
*	Ambarella Inc.	32,642	2,807
	Hamilton Lane Inc. Class A	31,513	2,802
	National Health Investors Inc.	36,549	2,801
	Standex International Corp.	9,430	2,796
*	Lemonade Inc.	57,859	2,795
	Universal Display Corp.	34,850	2,794
*	CCC Intelligent Solutions Holdings Inc.	457,754	2,788
	Power Integrations Inc.	45,887	2,786
*	Amentum Holdings Inc.	124,496	2,764
*	Brighthouse Financial Inc.	44,629	2,763
*	Karman Holdings Inc.	57,355	2,762
*,1	Shift4 Payments Inc. Class A	51,983	2,755
	Renasant Corp.	63,178	2,753
	Advance Auto Parts Inc.	49,534	2,751
*	RXO Inc.	135,694	2,748
	Graham Holdings Co. Class B	2,254	2,713
*	Denali Therapeutics Inc.	117,791	2,712
	Independent Bank Corp. (XNGS)	32,241	2,703
*	Stride Inc.	33,552	2,694
	Highwoods Properties Inc.	81,069	2,686
	Dolby Laboratories Inc. Class A	45,550	2,679
	Otter Tail Corp.	30,085	2,660
*	NCR Atleos Corp.	56,359	2,651
	ArcBest Corp.	18,297	2,641
*	M/I Homes Inc.	18,039	2,636
	Assured Guaranty Ltd.	31,836	2,633
	Steven Madden Ltd.	57,033	2,628
	StepStone Group Inc. Class A	59,613	2,615
	Ashland Inc.	35,979	2,612
	Helmerich & Payne Inc.	75,278	2,602
*	Immunovant Inc.	67,319	2,600
*	ACADIA Pharmaceuticals Inc.	100,076	2,589
	Silgan Holdings Inc.	64,261	2,569
	LXP Industrial Trust	42,444	2,569
	Telephone & Data Systems Inc.	75,940	2,550

		Shares	Market Value ($000)
	Apple Hospitality REIT Inc.	154,191	2,546
*	Kyndryl Holdings Inc.	187,360	2,539
	Avient Corp.	69,734	2,533
*	Century Aluminum Co.	56,400	2,525
	Dana Inc.	93,428	2,516
	Group 1 Automotive Inc.	8,762	2,513
*	Cushman & Wakefield Ltd.	186,997	2,509
*	Archer Aviation Inc. Class A	538,395	2,498
	S&T Bancorp Inc.	47,579	2,481
	First Financial Bancorp	72,788	2,462
	Lineage Inc.	58,102	2,462
	Maximus Inc.	40,577	2,445
*	Alignment Healthcare Inc.	164,650	2,445
*	Workiva Inc.	40,869	2,444
	BankUnited Inc.	52,222	2,436
*	CoreCivic Inc.	81,407	2,434
	KB Home	44,279	2,434
	Red Rock Resorts Inc. Class A	37,774	2,434
	Adeia Inc.	91,251	2,432
*	Hayward Holdings Inc.	160,461	2,428
	Park National Corp.	11,638	2,422
	Griffon Corp.	28,039	2,416
	Graphic Packaging Holding Co.	224,377	2,408
	Liberty Energy Inc.	128,690	2,408
*	NMI Holdings Inc.	54,345	2,407
*	Freshpet Inc.	40,357	2,403
	Academy Sports & Outdoors Inc.	50,646	2,403
	ZIM Integrated Shipping Services Ltd.	95,270	2,400
*	Columbia Financial Inc.	221,612	2,396
*	Versigent plc	57,864	2,393
*	Loar Holdings Inc.	34,823	2,384
	HB Fuller Co.	43,073	2,382
	Chesapeake Utilities Corp.	17,721	2,353
*	Plug Power Inc.	1,138,653	2,346
	HNI Corp.	51,960	2,339
*	Energy Fuels Inc.	203,753	2,334
	Exponent Inc.	34,629	2,315
*	Teradata Corp.	74,452	2,307
	MGE Energy Inc.	28,937	2,301
	Seacoast Banking Corp. of Florida	66,244	2,301
*,1	Wix.com Ltd.	41,712	2,295
	First Interstate BancSystem Inc. Class A	60,107	2,285
	WD-40 Co.	10,051	2,283
	Community Financial System Inc.	35,175	2,280
	Scotts Miracle-Gro Co.	34,690	2,278
	Acadia Realty Trust	100,686	2,262
	Choice Hotels International Inc.	20,201	2,252
*	NetScout Systems Inc.	55,364	2,252
*	Doximity Inc. Class A	107,719	2,252
	Benchmark Electronics Inc.	28,083	2,240
	BOK Financial Corp.	15,734	2,223
*	Hilton Grand Vacations Inc.	48,167	2,222
*	NuScale Power Corp.	262,672	2,212
*	SPS Commerce Inc.	30,104	2,209
*	Magnite Inc.	114,391	2,208
	Marriott Vacations Worldwide Corp.	22,631	2,207
	Hub Group Inc. Class A	47,342	2,203
	Mercury General Corp.	20,514	2,197
*	Agilysys Inc.	20,852	2,193
	American Eagle Outfitters Inc.	127,506	2,191
	Provident Financial Services Inc.	88,784	2,191
*	Privia Health Group Inc.	92,397	2,187
	California Water Service Group	43,627	2,186
	StoneCo. Ltd. Class A	191,975	2,184
	Bank of Hawaii Corp.	27,311	2,182
*	Peloton Interactive Inc. Class A	340,924	2,179
*	Penn Entertainment Inc.	105,428	2,164
*	CBIZ Inc.	39,276	2,163
	Urban Edge Properties	95,105	2,155
*	QuantumScape Corp.	412,918	2,155

		Shares	Market Value ($000)
*	Seadrill Ltd.	48,005	2,153
*,1	Freedom Holding Corp.	14,205	2,149
	DigitalBridge Group Inc.	135,431	2,149
	Acushnet Holdings Corp.	21,196	2,147
*	Madison Square Garden Entertainment Corp.	27,789	2,147
*	Sezzle Inc.	13,874	2,147
*	Euronet Worldwide Inc.	30,058	2,144
	Park Hotels & Resorts Inc.	142,378	2,144
	DENTSPLY SIRONA Inc.	159,973	2,139
	Peabody Energy Corp.	100,228	2,137
	Boise Cascade Co.	27,968	2,136
*	TransMedics Group Inc.	27,913	2,136
*	Acadia Healthcare Co. Inc.	72,072	2,135
	Pegasystems Inc.	69,581	2,126
	WaFd Inc.	57,751	2,124
	Curbline Properties Corp.	69,278	2,123
	Visteon Corp.	20,238	2,116
*	Callaway Golf Co.	114,438	2,113
*	Beam Therapeutics Inc.	82,499	2,105
*	Cargurus Inc.	58,027	2,103
	Trustmark Corp.	44,248	2,100
*	RH	12,643	2,093
	DiamondRock Hospitality Co.	157,220	2,082
	Harley-Davidson Inc.	84,786	2,081
	McGrath RentCorp.	18,076	2,081
	Patrick Industries Inc.	25,167	2,078
	Kennametal Inc.	61,059	2,074
	WisdomTree Inc.	106,922	2,071
	Crane NXT Co.	39,870	2,071
	Kaiser Aluminum Corp.	12,940	2,066
	Phinia Inc.	27,848	2,049
	ManpowerGroup Inc.	39,062	2,048
*	DNOW Inc.	145,025	2,048
*,1	SoundHound AI Inc. Class A	330,400	2,025
	Chemours Co.	121,364	2,016
	Newell Brands Inc.	357,746	2,003
	Atkore Inc.	27,373	1,997
	First Merchants Corp.	46,206	1,993
*	Liberty Global Ltd. Class C	191,695	1,986
*	Avis Budget Group Inc.	14,416	1,981
*	People Inc.	47,633	1,980
	Star Bulk Carriers Corp.	68,611	1,973
*	Supernus Pharmaceuticals Inc.	43,683	1,950
*	Upstart Holdings Inc.	70,548	1,936
*	Ingevity Corp.	26,451	1,934
	Trinity Industries Inc.	61,659	1,926
*	Waystar Holding Corp.	90,847	1,918
	Whirlpool Corp.	51,024	1,913
	Towne Bank	50,253	1,905
	LCI Industries	18,553	1,899
*	Braze Inc. Class A	76,165	1,898
*	Ultragenyx Pharmaceutical Inc.	76,072	1,895
*	Freshworks Inc. Class A	166,543	1,891
*	Shake Shack Inc. Class A	29,914	1,877
	ABM Industries Inc.	39,082	1,872
	Ubiquiti Inc.	3,356	1,868
	Aura Minerals Inc.	34,190	1,866
	Westlake Corp.	26,135	1,843
*	American Airlines Group Inc.	120,516	1,840
	Medical Properties Trust Inc.	394,301	1,826
	Newmark Group Inc. Class A	121,770	1,826
*	Sunrun Inc.	185,937	1,824
	St. Joe Co.	28,994	1,805
*	IPG Photonics Corp.	21,137	1,798
	Beacon Financial Corp.	57,031	1,797
*	Alarm.com Holdings Inc.	32,769	1,794
*	Huron Consulting Group Inc.	11,804	1,791
	Werner Enterprises Inc.	47,810	1,789
*	Credit Acceptance Corp.	3,122	1,776
	Minerals Technologies Inc.	23,187	1,768

		Shares	Market Value ($000)
*	BioCryst Pharmaceuticals Inc.	196,622	1,766
*	IMAX Corp.	36,802	1,761
*	Midera Food Processing Inc.	36,713	1,760
*	SiriusPoint Ltd.	73,767	1,745
	Super Group SGHC Ltd.	124,630	1,745
*	LiveRamp Holdings Inc.	45,980	1,741
*	Prestige Consumer Healthcare Inc.	34,672	1,741
	NBT Bancorp Inc.	32,981	1,736
	Pebblebrook Hotel Trust	90,445	1,727
*	Progyny Inc.	55,431	1,726
*,3	CyberArk Software Ltd.	38,083	1,714
	Albany International Corp. Class A	22,916	1,707
	Olin Corp.	91,975	1,702
	Quaker Chemical Corp.	10,598	1,701
	Four Corners Property Trust Inc.	66,210	1,695
	Northern Oil & Gas Inc.	79,695	1,686
	Blackstone Mortgage Trust Inc. Class A	115,444	1,679
	Marzetti Co.	15,652	1,673
*	U-Haul Holding Co. (XNYS)	23,541	1,669
*	PACS Group Inc.	36,147	1,663
*	Rogers Corp.	13,445	1,660
	Bank of NT Butterfield & Son Ltd.	27,051	1,658
	World Kinect Corp.	41,572	1,657
	Banner Corp.	23,319	1,642
*	nCino Inc.	88,830	1,640
	Spectrum Brands Holdings Inc.	18,469	1,639
*	Hawaiian Electric Industries Inc.	126,298	1,632
*	Goodyear Tire & Rubber Co.	234,254	1,628
*	Ziff Davis Inc.	30,633	1,626
*	ADMA Biologics Inc.	192,148	1,626
*	Calix Inc.	45,018	1,616
	BancFirst Corp.	14,078	1,588
*	AtriCure Inc.	41,883	1,581
	PennyMac Financial Services Inc.	20,863	1,573
*	Caris Life Sciences Inc.	100,067	1,568
*	Intapp Inc.	47,595	1,556
	Cohen & Steers Inc.	18,903	1,555
*	Parsons Corp.	35,056	1,550
*	Green Brick Partners Inc.	21,878	1,547
*	Five9 Inc.	56,052	1,542
	John Wiley & Sons Inc. Class A	29,537	1,542
*	Progress Software Corp.	37,976	1,541
	First Commonwealth Financial Corp.	71,480	1,539
	Stock Yards Bancorp Inc.	17,989	1,531
*	Payoneer Global Inc.	213,471	1,531
*	LifeStance Health Group Inc.	144,316	1,512
	Sunstone Hotel Investors Inc.	128,281	1,510
	Innospec Inc.	17,505	1,505
	ARMOUR Residential REIT Inc.	91,163	1,501
	Northwest Natural Holding Co.	30,642	1,499
	Artisan Partners Asset Management Inc. Class A	38,111	1,495
	Insperity Inc.	29,479	1,492
*	Capri Holdings Ltd.	93,451	1,489
*,1	Birkenstock Holding plc	38,239	1,481
	Interparfums Inc.	11,785	1,468
*	DXC Technology Co.	129,810	1,459
	Dillard's Inc. Class A	2,461	1,448
	Innovative Industrial Properties Inc.	24,612	1,447
	Horace Mann Educators Corp.	27,534	1,435
*	Summit Therapeutics Inc. (XNMS)	110,173	1,434
	Douglas Emmett Inc.	120,417	1,423
*	Sonos Inc.	97,039	1,423
*	Central Garden & Pet Co. Class A	37,302	1,414
	H2O America	23,006	1,411
*	Agios Pharmaceuticals Inc.	46,943	1,409
	Schneider National Inc. Class B	39,424	1,409
*	Flywire Corp.	87,737	1,405
	Greif Inc. Class A	16,180	1,400
*	Joby Aviation Inc.	194,306	1,389
	Western Union Co.	217,868	1,386

		Shares	Market Value ($000)
	EVERTEC Inc.	45,423	1,383
*	Liberty Live Holdings Inc. Class A	14,501	1,374
*	Sportradar Group AG Class A	94,380	1,372
*	Enovis Corp.	46,712	1,362
*	Novocure Ltd.	91,130	1,352
*	Howard Hughes Holdings Inc.	21,150	1,352
*	Six Flags Entertainment Corp.	77,791	1,348
	TriNet Group Inc.	20,420	1,344
	Strategic Education Inc.	16,344	1,340
*	Masterbrand Inc.	162,145	1,338
	Walker & Dunlop Inc.	26,891	1,336
	Enerpac Tool Group Corp.	37,385	1,336
	Xenia Hotels & Resorts Inc.	64,863	1,335
	Huntsman Corp.	135,934	1,327
	Nelnet Inc. Class A	9,749	1,325
*	Harmony Biosciences Holdings Inc.	37,473	1,321
	Century Communities Inc.	19,388	1,302
*	Alpha Metallurgical Resources Inc.	9,496	1,302
	PagSeguro Digital Ltd. Class A	133,665	1,289
*	DoubleVerify Holdings Inc.	113,772	1,280
*	Cimpress plc	12,876	1,271
*	Adient plc	60,347	1,270
*	Triumph Financial Inc.	16,697	1,268
	LTC Properties Inc.	31,456	1,266
*	Recursion Pharmaceuticals Inc. Class A	420,023	1,260
*	Under Armour Inc. Class C	192,569	1,250
*	CorVel Corp.	20,351	1,222
	Getty Realty Corp.	35,330	1,206
	Kemper Corp.	42,483	1,206
*	Omnicell Inc.	34,092	1,206
*	TripAdvisor Inc.	84,767	1,201
	La-Z-Boy Inc.	30,359	1,196
*	Sarepta Therapeutics Inc.	80,332	1,194
*	Trump Media & Technology Group Corp.	118,249	1,166
*,1	Globant SA	31,835	1,165
*	Inspire Medical Systems Inc.	23,081	1,159
*	Blackbaud Inc.	26,958	1,154
	Intercorp Financial Services Inc.	19,795	1,154
	Perrigo Co. plc	113,746	1,150
*	Yelp Inc.	43,355	1,146
	1st Source Corp.	12,637	1,134
	Global Net Lease Inc.	129,977	1,133
	Tennant Co.	13,482	1,133
*	BlackLine Inc.	35,997	1,130
	Columbia Sportswear Co.	19,012	1,129
*	Marqeta Inc. Class A	64,969	1,128
	Worthington Enterprises Inc.	19,926	1,120
	Live Oak Bancshares Inc.	26,043	1,115
*	BellRing Brands Inc.	90,009	1,115
	MillerKnoll Inc.	49,351	1,111
*	Innoviva Inc.	52,609	1,103
	FMC Corp.	100,269	1,074
	Hope Bancorp Inc.	76,065	1,066
	Leggett & Platt Inc.	107,306	1,052
*	Boston Beer Co. Inc. Class A	5,658	1,037
	United States Lime & Minerals Inc.	9,363	1,033
*	Azenta Inc.	36,169	1,017
*	C3.ai Inc. Class A	109,437	1,005
*	Tandem Diabetes Care Inc.	51,157	998
*	Surgery Partners Inc.	64,421	992
	Hilltop Holdings Inc.	24,955	984
	Greenbrier Cos. Inc.	19,966	983
*	Alaska Air Group Inc.	20,646	980
*	Liberty Media Corp.-Liberty Formula One Class A	10,897	979
	Nomad Foods Ltd.	81,833	974
	Buckle Inc.	22,200	972
*	Appian Corp. Class A	35,458	956
	Dlocal Ltd.	63,001	950
	Worthington Steel Inc.	26,260	946
	Matson Inc.	4,666	945

		Shares	Market Value ($000)
	Flowers Foods Inc.	134,019	941
	Enact Holdings Inc.	19,779	936
	CONMED Corp.	20,172	934
*	United Parks & Resorts Inc.	20,717	925
*	SailPoint Inc.	55,103	924
	J & J Snack Foods Corp.	11,963	915
	Ormat Technologies Inc.	9,351	915
*	Gibraltar Industries Inc.	21,478	908
	Sylvamo Corp.	24,215	906
	Brown-Forman Corp. Class A	30,916	903
	TriMas Corp.	22,469	897
*	Alkami Technology Inc.	48,728	885
*	Everforth Inc.	30,879	878
	Tecnoglass Holdings Inc.	20,014	869
	Energizer Holdings Inc.	41,068	861
	Lindsay Corp.	7,683	851
*	Procept Biorobotics Corp.	45,567	848
	Reynolds Consumer Products Inc.	33,742	842
*	NCR Voyix Corp.	101,250	837
	Universal Corp.	15,649	825
[1]	Wendy's Co.	112,121	825
*	QuidelOrtho Corp.	49,070	823
	CVR Energy Inc.	22,999	819
	Arbor Realty Trust Inc.	162,925	816
	Pilgrim's Pride Corp.	29,301	802
*	AdaptHealth Corp.	74,138	801
*	Upwork Inc.	86,964	797
*	Liberty Broadband Corp. Class A	22,687	773
*	FLEX LNG Ltd.	24,599	768
*	Certara Inc.	93,017	753
	F&G Annuities & Life Inc.	26,297	751
	Ladder Capital Corp.	77,583	742
	Concentrix Corp.	30,034	739
*	O-I Glass Inc.	103,041	737
	Weis Markets Inc.	9,412	725
*	Asana Inc. Class A	86,113	716
*	Coty Inc. Class A	253,947	698
*	ZoomInfo Technologies Inc.	211,023	696
	Papa John's International Inc.	22,301	667
	Brightstar Lottery plc	66,417	667
*	Comstock Resources Inc.	49,770	660
*	Verra Mobility Corp.	124,486	659
*,1	Lucid Group Inc.	89,081	657
	CNA Financial Corp.	12,477	655
*,1	Enovix Corp.	155,417	636
*	Legalzoom.com Inc.	79,666	627
	Del Monte Corp.	20,959	623
*	Simply Good Foods Co.	60,532	616
*	Zillow Group Inc. Class A	17,661	613
*	Trupanion Inc.	24,156	592
*	Under Armour Inc. Class A	86,291	574
*,2	Life360 Inc. GDR	31,141	570
*	Driven Brands Holdings Inc.	37,898	541
*	Liberty Latin America Ltd. Class C	65,619	530
[3]	Sempra Energy	5,597	524
*	Bullish	23,986	523
	TFS Financial Corp.	26,397	486
*	Clarivate plc	242,192	480
*	Liberty Global Ltd. Class A	44,856	476
	National Beverage Corp.	13,663	432
	Navient Corp.	51,355	431
*	Liberty Latin America Ltd. Class A	46,654	380
	Ardagh Metal Packaging SA	76,458	362
*,3	NH Health	201,000	362
*	JetBlue Airways Corp.	52,977	319
	AGNT Inc.	65,677	266
*	Atlanta Braves Holdings Inc. Class A	3,936	214
*	N-able Inc.	40,920	192
*	Hertz Global Holdings Inc.	100,234	159
*	Atrium Therapeutics Inc.	8,760	99

		Shares	Market Value ($000)
*,3	Hologic Inc. CVR	170,622	2
	Lennar Corp. Class B	16	1
*,3	OmniAb Inc. 12.5 Earnout	2,716	—
*,3	OmniAb Inc. 15 Earnout	2,716	—
			60,267,557
Total Common Stocks (Cost $58,434,507)			96,897,726
Preferred Stocks (0.3%)
	Samsung Electronics Co. Ltd. Preference Shares	680,361	85,498
	Petroleo Brasileiro SA - Petrobras Preference Shares	4,152,558	35,569
	Itau Unibanco Holding SA Preference Shares	3,839,898	32,489
	Volkswagen AG Preference Shares	179,275	15,493
	Henkel AG & Co. KGaA Preference Shares	157,457	13,727
	Itausa SA Preference Shares	4,442,197	12,111
	Banco Bradesco SA Preference Shares	3,254,162	11,831
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	102,012	6,879
	Hyundai Motor Co. Preference Shares	29,369	4,046
	Gerdau SA Preference Shares	777,514	3,831
*	Axia Energia SA Preference Shares Class C	339,767	3,486
	Hyundai Motor Co. Preference Shares (XKRX)	19,398	2,654
	Cia Energetica de Minas Gerais Preference Shares	1,133,164	2,535
	FUCHS SE Preference Shares	45,853	2,125
	Isa Energia Brasil SA Preference Shares	362,716	1,924
	Grifols SA Preference Shares Class B (XMAD)	219,563	1,713
	Grupo De Inversiones Suramericana SA Preference Shares	115,812	1,641
	Embotelladora Andina SA Preference Shares Class B	324,856	1,618
	Metalurgica Gerdau SA Preference Shares	616,384	1,328
	Danieli & C Officine Meccaniche SpA Preference Shares	23,535	1,210
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares (XKRX)	4,488	1,192
	LG Chem Ltd. Preference Shares	12,805	1,054
	Mirae Asset Securities Co. Ltd. Preference Shares (XKRX)	136,357	1,031
	Korea Investment Holdings Co. Ltd. Preference Shares	9,699	1,010
	Bradespar SA Preference Shares	220,959	959
	CJ CheilJedang Corp. Preference Shares	9,929	868
	Draegerwerk AG & Co. KGaA Preference Shares	6,481	822
	LG Electronics Inc. Preference Shares	19,819	803
	Sixt SE Preference Shares	9,946	688
	Doosan Co. Ltd. Preference Shares	2,040	607
	Marcopolo SA Preference Shares	560,637	587
[3]	Hanwha Corp. Preference Shares	26,793	559
	Unipar Carbocloro SA Preference Shares Class B	42,009	524
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	345,971	502
	KSB SE & Co. KGaA Preference Shares	480	462
	Cia De Saneamento do Parana Sanepar Preference Shares	328,900	461
	Daishin Securities Co. Ltd. Preference Shares	31,405	428
	Alpargatas SA Preference Shares	146,361	354
	Banco ABC Brasil SA Preference Shares	73,348	347
	Grupo Cibest SA Preference Shares	14,574	344
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	115,998	322
	Amorepacific Corp. Preference Shares (XKRX)	10,116	307
*	Samsung SDI Co. Ltd. Preference Shares	2,107	252
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	208,300	246
*	Braskem SA Preference Shares Class A	181,680	214
	LG H&H Co. Ltd. Preference Shares	2,662	200
	Localiza Rent a Car SA Preference Shares	24,006	173
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes Preference Shares	37,025	149
*	Randoncorp SA Preference Shares	124,764	121
	Corem Property Group AB Preference Shares	4,687	115
*	Raizen SA Preference Shares	597,420	31
*,4	Liberty Latin America Ltd. Preference Shares	113	2
Total Preferred Stocks (Cost $184,147)			257,442
Rights (0.0%)
*,1	Clobot Co. Ltd. Exp. 8/14/2026 (XKOS)	3,378	5
*	Fii UBS Br Receb Imob Exp. 10/20/2026	5,957	—
*	Hedge Brasil Shopping FII Exp. 8/10/2026	12,807	—
*,3	SONDA SA Exp. 8/9/2026	136,002	—
Total Rights (Cost $—)			5

		Shares	Market Value ($000)
Warrants (0.0%)
*,1,3	Webuild SpA Exp. 8/2/2030	12,600	12
*	Berjaya Corp. Bhd. Exp. 1/6/2031 (XKLS)	305,909	2
*	Malaysian Resources Corp. Bhd. Exp. 10/29/2027	95,161	1
*,3	BTS Group Holdings PCL Exp. 11/20/2026	44,400	—
*	VGI PCL Exp. 5/23/2027 (XBKK)	722,382	—
*,3	Constellation Software Inc. Exp. 3/31/2040	10,339	—
Total Warrants (Cost $—)			15
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[5,6]	Vanguard Market Liquidity Fund, 3.718% (Cost $1,079,748)	10,798,748	1,079,767
Total Investments (100.4%) (Cost $59,698,402)			98,234,955
Other Assets and Liabilities—Net (-0.4%)			(347,574)
Net Assets (100%)			97,887,381
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $494,505.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $768,220, representing 0.8% of net assets.
3	Security value determined using significant unobservable inputs.
4	Perpetual security with no stated maturity date.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $531,206 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.
SDR—Special Drawing Rights

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2026	326	47,889	(719)
E-mini S&P 500 Index	September 2026	1,071	402,656	(83)
MSCI EAFE Index	September 2026	1,054	167,707	1,161
MSCI Emerging Markets Index	September 2026	978	80,308	(4,071)
S&P TSX 60 Index	September 2026	86	25,576	139
				(3,573)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
HSBC Bank plc	9/16/2026	CAD	9,245	USD	6,668	—	(60)
Citibank, N.A.	9/16/2026	INR	3,729,383	USD	38,664	259	—
JPMorgan Chase Bank, N.A.	9/16/2026	JPY	3,000,000	USD	18,643	283	—
Toronto-Dominion Bank	9/16/2026	USD	3,154	AUD	4,470	11	—
Royal Bank of Canada	9/16/2026	USD	3,224	BRL	17,025	—	(96)
State Street Bank & Trust Co.	9/16/2026	USD	15,461	CHF	12,172	327	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	3,805	DKK	24,524	12	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	6,295	EUR	5,441	9	—
Barclays Bank plc	9/16/2026	USD	17,258	GBP	12,903	—	(131)
Royal Bank of Canada	9/16/2026	USD	3,373	HKD	26,298	14	—

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	9/16/2026	USD	60,731	JPY	9,672,600	—	(290)
Royal Bank of Canada	9/16/2026	USD	6,002	KRW	9,229,921	—	(397)
Deutsche Bank AG	9/16/2026	USD	2,725	TWD	86,328	48	—
						963	(974)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Citigroup Inc.	8/31/2027	BANA	7,113	(4.450)	—	(40)
Elevance Health Inc.	1/29/2027	JPMC	678	(4.330)	—	(67)
Global Payments Inc.	8/31/2027	BANA	1,836	(4.430)	—	(1)
Goldman Sachs Group Inc.	8/31/2027	BANA	11,021	(4.446)	—	(322)
PayPal Holdings Inc.	8/31/2027	BANA	4,343	(4.430)	30	—
Raymond James Financial Inc.	2/1/2027	CITNA	375	(4.130)	17	—
Raymond James Financial Inc.	8/31/2027	BANA	492	(4.430)	6	—
VICI Properties Inc.	8/31/2027	BANA	2,026	(4.430)	—	(32)
					53	(462)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.
At July 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $521 in connection with open forward currency contracts and open over-the-counter swap contracts.
A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.   Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	63,821,962	7,309	2,602	63,831,873
Common Stocks—Other	162,930	32,896,635	6,288	33,065,853
Preferred Stocks	120,578	136,305	559	257,442
Rights	5	—	—	5
Warrants	3	—	12	15
Temporary Cash Investments	1,079,767	—	—	1,079,767
Total	65,185,245	33,040,249	9,461	98,234,955
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,300	—	—	1,300
Forward Currency Contracts	—	963	—	963
Swap Contracts	—	53	—	53
Total	1,300	1,016	—	2,316
Liabilities
Futures Contracts[1]	(4,873)	—	—	(4,873)
Forward Currency Contracts	—	(974)	—	(974)
Swap Contracts	—	(462)	—	(462)
Total	(4,873)	(1,436)	—	(6,309)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.